UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
10/31/2024
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Intermediate Credit Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 10.62%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Intermediate Credit Bond Index returned 10.50%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Corporate bonds gained an added benefit from the backdrop of positive economic growth, steady earnings results, and investors’ hearty appetite for higher-yielding assets. In this environment, corporates comfortably outpaced government issues of similar maturities.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Credit Bond Index Fund	10.62%	3.73%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Intermediate Credit Bond Index	10.50	3.66
Key Fund statistics
Net Assets	$3,384,082,011
Number of Portfolio Holdings	5,223
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	20%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.5%
Foreign Agency Obligations	9.0%
Municipal Bonds	0.5%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Credit Bond Index Fund
BICBX
Annual Shareholder Report — October 31, 2024
BICBX-10/24-AR

iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Intermediate Government Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Intermediate Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 6.92%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Intermediate Government Bond Index returned 6.92%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Intermediate-term government bonds registered strong absolute returns and outperformed shorter-term issues. However, the category was unable to keep pace with the even larger gains for longer-term debt. The yield on the five-year note fell from 4.82% to 4.15% over the course of the period, while the 10-year yield declined from 4.88% to 4.28%. The yield on the two-year issue also declined, falling from 5.07% to 4.16%.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Intermediate Government Bond Index Fund	6.92%	1.64%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Intermediate Government Bond Index	6.92	1.59
Key Fund statistics
Net Assets	$5,124,227,688
Number of Portfolio Holdings	206
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	21%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	98.0%
U.S. Government Sponsored Agency Securities	1.9%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Intermediate Government Bond Index Fund
BIGBX
Annual Shareholder Report — October 31, 2024
BIGBX-10/24-AR

iShares U.S. Long Credit Bond Index Fund
BLCBX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Long Credit Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Credit Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 18.83%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Long Credit Bond Index returned 18.80%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Corporate bonds gained an added benefit from the backdrop of positive economic growth, steady earnings results, and investors’ hearty appetite for higher-yielding assets. In this environment, corporates comfortably outpaced government issues of similar maturities. Long-term corporate issues performed particularly well, as their above-average interest rate sensitivity was a positive attribute at a time of falling rates.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Credit Bond Index Fund	18.83%	1.77%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Long Credit Bond Index	18.80	1.76
Key Fund statistics
Net Assets	$2,499,682,304
Number of Portfolio Holdings	3,219
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	13%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds	90.5%
Foreign Agency Obligations	5.3%
Municipal Bonds	4.2%
Capital Trust	—	%(b)
(a)	Excludes short-term securities.
(b)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Credit Bond Index Fund
BLCBX
Annual Shareholder Report — October 31, 2024
BLCBX-10/24-AR

iShares U.S. Long Government Bond Index Fund
BLGBX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Long Government Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Long Government Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 15.01%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Long Government Bond Index returned 15.10%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Long-term government bonds generated strong absolute returns and outperformed both intermediate- and short-term issues. The yield on the 10-year note fell from 4.88% to 4.28% over the course of the period, while the 30-year yield declined from 5.04% to 4.47%.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Long Government Bond Index Fund	15.01%	(5.26)%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Long Government Bond Index	15.10	(5.38)
Key Fund statistics
Net Assets	$2,958,671,287
Number of Portfolio Holdings	94
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	12%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	99.2%
U.S. Government Sponsored Agency Securities	0.8%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Long Government Bond Index Fund
BLGBX
Annual Shareholder Report — October 31, 2024
BLGBX-10/24-AR

iShares U.S. Securitized Bond Index Fund
BISBX
Annual Shareholder Report — October 31, 2024

This annual shareholder report contains important information about iShares U.S. Securitized Bond Index Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Securitized Bond Index Fund	$0(a)	0.00%(b)
(a)	Rounds to less than $1.
(b)	Rounds to less than 0.01%.
How did the Fund perform last year ?
  For the reporting period ended October 31, 2024, the Fund returned 11.25%.
  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 10.55% and the Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index returned 11.33%.
What contributed to performance?
The U.S. bond market produced robust returns in the annual period, with price appreciation augmenting the benefit of income. The shift in U.S. Federal Reserve (“Fed”) policy was the primary reason for the rally. In late 2023, a steady decline in inflation led Fed officials to signal that interest rate cuts were likely in store in the year ahead. While mixed economic data caused the Fed to keep rates elevated through most of 2024, it eventually enacted a half-point rate cut in September, followed by another quarter-point reduction in October. Although the outlook continued to shift in reaction to incoming economic data, investors appeared confident that the Fed could remain on a path of loosening policy.
Residential mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities all produced positive returns. All three categories were well supported by the backdrop of falling rates, favorable credit conditions, and investors’ appetite for yield.
What detracted from performance?
There were no material detractors from Fund performance for the reporting period. The Fund’s cash position had no material impact on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 20, 2022 through October 31, 2024
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	Since Fund Inception
iShares U.S. Securitized Bond Index Fund	11.25%	0.86%
Bloomberg U.S. Aggregate Bond Index	10.55	1.20
Bloomberg U.S. Securitized: MBS, ABS, and CMBS Index	11.33	0.84
Key Fund statistics
Net Assets	$5,122,689,293
Number of Portfolio Holdings	1,648
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	252%
The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.
The Fund commenced operations on May 20, 2022.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	95.5%
Non-Agency Mortgage-Backed Securities	2.7%
Asset-Backed Securities	1.7%
Corporate Bonds	0.1%
(a)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Securitized Bond Index Fund
BISBX
Annual Shareholder Report — October 31, 2024
BISBX-10/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Intermediate Credit Bond Index Fund	$33,600	$33,633	$0	$0	$13,500	$12,000	$0	$0
iShares U.S. Intermediate Government Bond Index Fund	$33,600	$33,633	$0	$0	$13,500	$12,000	$0	$0
iShares U.S. Long Credit Bond Index Fund	$33,600	$33,633	$0	$0	$13,500	$12,000	$0	$0
iShares U.S. Long Government Bond Index Fund	$33,600	$33,633	$0	$0	$13,500	$12,000	$0	$0
iShares U.S. Securitized Bond Index Fund	$33,600	$33,633	$0	$0	$13,500	$12,000	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

2

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares U.S. Intermediate Credit Bond Index Fund	$13,500	$12,000
iShares U.S. Intermediate Government Bond Index Fund	$13,500	$12,000
iShares U.S. Long Credit Bond Index Fund	$13,500	$12,000
iShares U.S. Long Government Bond Index Fund	$13,500	$12,000
iShares U.S. Securitized Bond Index Fund	$13,500	$12,000

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

3

October 31, 2024
2024 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares U.S. Intermediate Credit Bond Index Fund
• iShares U.S. Intermediate Government Bond Index Fund
• iShares U.S. Long Credit Bond Index Fund
• iShares U.S. Long Government Bond Index Fund
• iShares U.S. Securitized Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Derivative Financial Instruments

Schedule of Investments
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.65%, 10/01/28	$326	$ 323,240
4.75%, 03/30/30	529	523,289
2.40%, 03/01/31	185	157,695
5.38%, 06/15/33	138	137,444
Omnicom Group, Inc.
2.45%, 04/30/30	455	400,336
4.20%, 06/01/30	350	338,284
2.60%, 08/01/31(a)	583	502,838
5.30%, 11/01/34	375	376,135
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	1,075	1,059,528
		3,818,789
Aerospace & Defense — 1.5%
Boeing Co.
2.75%, 02/01/26	829	803,768
2.20%, 02/04/26(a)	3,441	3,314,444
3.10%, 05/01/26(a)	329	318,583
2.25%, 06/15/26	250	238,278
2.70%, 02/01/27	550	519,005
2.80%, 03/01/27	129	121,736
5.04%, 05/01/27(a)	1,159	1,154,418
6.26%, 05/01/27(b)	575	588,237
3.25%, 02/01/28	632	593,491
3.20%, 03/01/29(a)	625	571,250
6.30%, 05/01/29(a)(b)	1,090	1,129,270
2.95%, 02/01/30(a)	470	416,287
5.15%, 05/01/30	2,815	2,780,953
3.63%, 02/01/31	875	789,917
6.39%, 05/01/31(a)(b)	645	674,724
6.13%, 02/15/33	200	204,585
3.60%, 05/01/34	514	431,645
6.53%, 05/01/34(a)(b)	1,940	2,045,214
GE Capital Funding LLC, 4.55%, 05/15/32	250	243,344
General Dynamics Corp.
1.15%, 06/01/26(a)	362	344,205
2.13%, 08/15/26	413	397,249
3.50%, 04/01/27	500	489,006
2.63%, 11/15/27	350	331,909
3.75%, 05/15/28	787	766,503
3.63%, 04/01/30	788	750,465
2.25%, 06/01/31	279	242,194
General Electric Co., 6.75%, 03/15/32	1,017	1,133,514
HEICO Corp.
5.25%, 08/01/28	276	280,049
5.35%, 08/01/33	380	382,937
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	293,888
3.00%, 01/15/29	322	299,409
4.85%, 10/15/31	100	99,151
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	336,621
2.04%, 08/16/28	329	296,678
4.20%, 05/01/30	274	261,182
L3Harris Technologies, Inc.
3.85%, 12/15/26	398	391,804
5.40%, 01/15/27	930	944,477
4.40%, 06/15/28	1,163	1,148,385
5.05%, 06/01/29	651	656,304
2.90%, 12/15/29	333	303,104
Security	Par (000)	Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc. (continued)
1.80%, 01/15/31	$542	$ 451,276
5.25%, 06/01/31	650	658,844
5.40%, 07/31/33	1,116	1,131,692
5.35%, 06/01/34	651	657,925
Lockheed Martin Corp.
3.55%, 01/15/26	795	785,393
5.10%, 11/15/27	420	427,376
4.45%, 05/15/28	394	393,396
4.50%, 02/15/29(a)	542	539,994
1.85%, 06/15/30	316	272,629
3.90%, 06/15/32	632	596,758
5.25%, 01/15/33	800	823,647
4.75%, 02/15/34(a)	500	493,587
4.80%, 08/15/34	300	296,455
Northrop Grumman Corp.
3.20%, 02/01/27	400	388,334
3.25%, 01/15/28	1,555	1,487,830
4.60%, 02/01/29	325	323,355
4.40%, 05/01/30	573	563,045
4.70%, 03/15/33	778	763,003
4.90%, 06/01/34	682	673,803
RTX Corp.
5.00%, 02/27/26	215	215,807
2.65%, 11/01/26(a)	500	481,862
5.75%, 11/08/26(a)	1,022	1,043,791
3.50%, 03/15/27	829	807,771
3.13%, 05/04/27	899	866,600
4.13%, 11/16/28	2,621	2,564,044
5.75%, 01/15/29	410	425,465
2.25%, 07/01/30	873	761,619
6.00%, 03/15/31	830	878,877
1.90%, 09/01/31	829	685,332
2.38%, 03/15/32	873	733,021
5.15%, 02/27/33(a)	820	825,750
6.10%, 03/15/34	1,227	1,314,103
		50,420,567
Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(a)	488	424,341
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29(a)	200	194,645
5.15%, 09/13/34	400	378,962
BorgWarner, Inc.
2.65%, 07/01/27	749	710,652
4.95%, 08/15/29(a)	345	343,704
5.40%, 08/15/34(a)	365	362,140
Lear Corp.
3.80%, 09/15/27	350	339,553
4.25%, 05/15/29	129	124,447
3.50%, 05/30/30	254	232,683
2.60%, 01/15/32	209	174,585
Magna International, Inc.
5.98%, 03/21/26	200	199,780
5.05%, 03/14/29	180	181,701
2.45%, 06/15/30	455	399,179
5.50%, 03/21/33(a)	280	287,555
		4,353,927
Automobiles — 2.6%
American Honda Finance Corp.
4.95%, 01/09/26	608	610,405
4.75%, 01/12/26	340	340,554
5.25%, 07/07/26	550	556,327

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
1.30%, 09/09/26	$329	$ 310,285
2.30%, 09/09/26	252	242,216
4.40%, 10/05/26	325	324,424
2.35%, 01/08/27	413	394,774
4.90%, 03/12/27	275	277,023
4.90%, 07/09/27	300	302,776
4.45%, 10/22/27	425	423,073
4.70%, 01/12/28	100	100,389
3.50%, 02/15/28	252	243,697
2.00%, 03/24/28	447	409,983
5.13%, 07/07/28	400	405,477
5.65%, 11/15/28	750	775,611
2.25%, 01/12/29	413	374,549
4.90%, 03/13/29	537	539,457
4.40%, 09/05/29	325	319,523
4.60%, 04/17/30(a)	320	316,563
5.85%, 10/04/30	250	262,149
1.80%, 01/13/31(a)	300	250,834
5.05%, 07/10/31(a)	1,150	1,154,257
4.85%, 10/23/31(a)	425	419,766
4.90%, 01/10/34	511	503,308
AutoNation, Inc.
1.95%, 08/01/28	136	120,886
4.75%, 06/01/30	529	515,580
2.40%, 08/01/31	362	299,459
3.85%, 03/01/32(a)	400	359,207
Cummins, Inc.
4.90%, 02/20/29	362	366,064
1.50%, 09/01/30	616	518,580
5.15%, 02/20/34(a)	543	553,028
Ford Motor Co.
4.35%, 12/08/26	794	780,814
7.45%, 07/16/31	600	649,710
3.25%, 02/12/32	1,600	1,339,813
6.10%, 08/19/32	1,100	1,105,581
Ford Motor Credit Co. LLC
3.38%, 11/13/25	1,200	1,177,035
4.39%, 01/08/26	700	691,359
6.95%, 03/06/26	600	611,508
6.95%, 06/10/26	600	613,200
4.54%, 08/01/26	500	492,899
2.70%, 08/10/26	1,000	954,033
5.13%, 11/05/26	400	398,426
4.27%, 01/09/27	600	586,440
5.80%, 03/05/27	985	993,143
5.85%, 05/17/27(a)	1,200	1,211,305
4.95%, 05/28/27	1,000	988,574
4.13%, 08/17/27	950	918,057
3.82%, 11/02/27	400	381,715
7.35%, 11/04/27	900	944,708
2.90%, 02/16/28	400	367,208
6.80%, 05/12/28	600	621,752
6.80%, 11/07/28	1,560	1,620,891
5.80%, 03/08/29	1,000	1,000,390
5.11%, 05/03/29	1,500	1,459,887
5.30%, 09/06/29	400	392,063
7.35%, 03/06/30	600	636,431
7.20%, 06/10/30(a)	900	949,637
4.00%, 11/13/30	1,600	1,446,549
6.05%, 03/05/31	400	402,447
3.63%, 06/17/31	600	521,920
11/05/31(c)	200	200,000
Security	Par (000)	Value
Automobiles (continued)
Ford Motor Credit Co. LLC (continued)
7.12%, 11/07/33	$945	$ 1,000,013
6.13%, 03/08/34	850	841,428
General Motors Co.
4.20%, 10/01/27	487	477,715
6.80%, 10/01/27	496	520,079
5.00%, 10/01/28	440	439,049
5.40%, 10/15/29	665	670,942
5.60%, 10/15/32(a)	850	863,007
General Motors Financial Co., Inc.
1.25%, 01/08/26	1,100	1,053,999
5.25%, 03/01/26	796	798,199
5.40%, 04/06/26	1,060	1,068,031
1.50%, 06/10/26	829	785,446
4.00%, 10/06/26	440	433,458
4.35%, 01/17/27	735	726,680
2.35%, 02/26/27	829	783,209
5.00%, 04/09/27	800	801,075
5.40%, 05/08/27(a)	764	773,014
5.35%, 07/15/27	735	742,625
2.70%, 08/20/27	585	551,109
6.00%, 01/09/28(a)	588	604,564
2.40%, 04/10/28	416	381,398
5.80%, 06/23/28	765	783,137
2.40%, 10/15/28	802	724,749
5.80%, 01/07/29	1,032	1,055,655
5.65%, 01/17/29(a)	163	165,713
4.30%, 04/06/29	650	628,032
5.55%, 07/15/29	575	582,765
4.90%, 10/06/29	1,625	1,602,437
5.85%, 04/06/30(a)	765	783,966
3.60%, 06/21/30	735	673,828
2.35%, 01/08/31	550	463,185
5.75%, 02/08/31	636	647,811
2.70%, 06/10/31	588	499,434
5.60%, 06/18/31	668	673,280
3.10%, 01/12/32	734	630,868
6.40%, 01/09/33	750	787,534
6.10%, 01/07/34	868	891,636
5.95%, 04/04/34(a)	820	835,150
5.45%, 09/06/34(a)	325	319,899
Honda Motor Co. Ltd.
2.53%, 03/10/27	716	684,780
2.97%, 03/10/32	637	565,142
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,197	1,417,084
PACCAR Financial Corp.
4.45%, 03/30/26	395	395,553
1.10%, 05/11/26(a)	212	201,883
5.05%, 08/10/26(a)	300	303,275
5.20%, 11/09/26	375	381,188
2.00%, 02/04/27	225	213,265
5.00%, 05/13/27(a)	250	253,589
4.45%, 08/06/27(a)	325	325,618
4.60%, 01/10/28	200	200,629
4.60%, 01/31/29(a)	225	225,701
4.00%, 09/26/29	200	194,956
5.00%, 03/22/34(a)	175	177,573
Toyota Motor Corp.
1.34%, 03/25/26	413	395,458
5.28%, 07/13/26	160	162,241
5.12%, 07/13/28(a)	200	203,656
3.67%, 07/20/28	278	271,351
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Corp. (continued)
2.76%, 07/02/29	$120	$ 111,311
2.36%, 03/25/31	413	361,882
5.12%, 07/13/33	175	181,362
Toyota Motor Credit Corp.
5.40%, 11/10/25	400	403,785
4.80%, 01/05/26	683	685,641
0.80%, 01/09/26	450	430,827
5.20%, 05/15/26	250	252,780
4.45%, 05/18/26(a)	880	880,109
1.13%, 06/18/26	712	675,640
4.55%, 08/07/26	195	195,368
5.00%, 08/14/26	400	403,764
5.40%, 11/20/26	640	651,636
3.20%, 01/11/27	500	487,133
1.90%, 01/13/27	515	487,719
3.05%, 03/22/27	829	804,434
1.15%, 08/13/27	350	319,809
4.55%, 09/20/27(a)	500	501,067
4.35%, 10/08/27	400	398,440
5.45%, 11/10/27	450	461,784
3.05%, 01/11/28	278	265,749
4.63%, 01/12/28	600	601,319
1.90%, 04/06/28	311	285,032
5.25%, 09/11/28	516	527,406
4.65%, 01/05/29(a)	607	607,435
3.65%, 01/08/29	179	173,178
5.05%, 05/16/29	712	721,585
4.45%, 06/29/29	606	600,732
4.55%, 08/09/29	675	670,457
2.15%, 02/13/30	413	363,431
3.38%, 04/01/30	829	774,713
4.55%, 05/17/30	380	375,888
5.55%, 11/20/30	614	637,230
1.65%, 01/10/31	306	254,732
5.10%, 03/21/31	575	583,048
1.90%, 09/12/31	579	482,555
4.60%, 10/10/31	400	392,669
2.40%, 01/13/32	850	723,188
4.70%, 01/12/33	278	275,079
4.80%, 01/05/34	479	472,567
Series B, 5.00%, 03/19/27	325	328,873
		89,496,137
Banks — 27.2%
African Development Bank
4.63%, 01/04/27	2,100	2,116,057
4.38%, 03/14/28	1,600	1,608,528
Asian Development Bank
3.75%, 04/25/28	1,500	1,479,172
4.50%, 08/25/28(a)	2,000	2,021,870
4.00%, 01/12/33	1,700	1,660,094
3.88%, 06/14/33	1,500	1,449,094
4.13%, 01/12/34	1,300	1,277,892
Asian Infrastructure Investment Bank
4.88%, 09/14/26	1,200	1,213,524
4.13%, 01/18/29	2,000	1,993,595
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	630	637,664
3.92%, 09/30/27	500	492,850
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York
3.70%, 11/16/25	$450	$ 446,182
5.09%, 12/08/25	750	754,241
5.00%, 03/18/26	1,000	1,006,940
4.75%, 01/18/27	750	754,468
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	600	609,114
(1-year CMT + 1.95%), 6.03%, 03/13/35(d)	600	616,562
(1-year CMT + 2.70%), 6.14%, 09/14/28(d)	400	411,964
(1-year CMT + 3.30%), 7.88%, 11/15/34(d)	400	447,674
Banco Santander SA
5.18%, 11/19/25	800	799,494
1.85%, 03/25/26	1,600	1,533,092
4.25%, 04/11/27	1,000	985,135
5.29%, 08/18/27	1,000	1,007,166
3.80%, 02/23/28	400	385,334
4.38%, 04/12/28	800	783,290
5.59%, 08/08/28	800	817,617
6.61%, 11/07/28	1,000	1,060,920
3.31%, 06/27/29	600	560,537
3.49%, 05/28/30	600	549,965
2.75%, 12/03/30	800	686,281
2.96%, 03/25/31(a)	400	352,366
5.44%, 07/15/31	1,350	1,371,440
6.92%, 08/08/33	1,200	1,291,385
6.94%, 11/07/33	1,000	1,114,219
6.35%, 03/14/34	800	829,282
(1-year CMT + 0.90%), 1.72%, 09/14/27(d)	800	752,838
(1-year CMT + 0.95%), 5.37%, 07/15/28(d)	600	605,094
(1-year CMT + 1.25%), 5.55%, 03/14/28(d)	800	808,304
(1-year CMT + 1.45%), 5.54%, 03/14/30(d)	800	810,247
(1-year CMT + 1.60%), 3.23%, 11/22/32(d)	600	517,760
(1-year CMT + 1.65%), 6.53%, 11/07/27(d)	400	413,175
(1-year CMT + 2.00%), 4.18%, 03/24/28(d)	800	784,395
Bank of America Corp.
4.45%, 03/03/26	1,111	1,105,248
3.50%, 04/19/26	1,484	1,461,135
4.25%, 10/22/26	1,069	1,058,764
3.25%, 10/21/27	1,139	1,098,891
(1-day SOFR + 0.96%), 1.73%, 07/22/27(d)	4,522	4,290,498
(1-day SOFR + 1.05%), 2.55%, 02/04/28(d)	908	863,772
(1-day SOFR + 1.06%), 2.09%, 06/14/29(d)	1,659	1,504,115
(1-day SOFR + 1.21%), 2.57%, 10/20/32(d)	1,828	1,553,166
(1-day SOFR + 1.22%), 2.30%, 07/21/32(d)	2,550	2,143,748
(1-day SOFR + 1.29%), 5.08%, 01/20/27(d)	1,600	1,604,242
(1-day SOFR + 1.32%), 2.69%, 04/22/32(d)	3,267	2,833,277
(1-day SOFR + 1.33%), 2.97%, 02/04/33(d)	2,218	1,925,253
(1-day SOFR + 1.34%), 5.93%, 09/15/27(d)	956	976,250
(1-day SOFR + 1.37%), 1.92%, 10/24/31(d)	1,409	1,180,169
(1-day SOFR + 1.53%), 1.90%, 07/23/31(d)	1,759	1,484,284
(1-day SOFR + 1.57%), 5.82%, 09/15/29(a)(d)	2,032	2,098,084
(1-day SOFR + 1.58%), 4.38%, 04/27/28(d)	1,000	989,684
(1-day SOFR + 1.63%), 5.20%, 04/25/29(d)	2,240	2,262,210
(1-day SOFR + 1.65%), 5.47%, 01/23/35(d)	3,379	3,429,235
(1-day SOFR + 1.74%), 5.52%, 10/25/35(d)	2,200	2,183,732
(1-day SOFR + 1.83%), 4.57%, 04/27/33(d)	2,607	2,509,109
(1-day SOFR + 1.84%), 5.87%, 09/15/34(d)	2,300	2,398,182
(1-day SOFR + 1.91%), 5.29%, 04/25/34(a)(d)	3,180	3,195,209
(1-day SOFR + 1.91%), 5.43%, 08/15/35(d)	1,250	1,232,882
(1-day SOFR + 1.99%), 6.20%, 11/10/28(d)	1,275	1,324,903
(1-day SOFR + 2.04%), 4.95%, 07/22/28(d)	2,055	2,063,104

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 2.15%), 2.59%, 04/29/31(d)	$2,000	$ 1,766,934
(1-day SOFR + 2.16%), 5.02%, 07/22/33(d)	3,976	3,949,877
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(d)	3,203	2,830,934
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(d)	4,051	3,884,525
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(d)	1,879	1,845,061
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(d)	1,813	1,761,065
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(d)	1,614	1,493,819
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(d)	829	752,325
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(d)	2,359	2,268,456
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(d)	2,217	2,170,672
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(d)	1,613	1,562,012
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(d)	1,429	1,391,469
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(d)	1,659	1,623,971
(5-year CMT + 1.20%), 2.48%, 09/21/36(d)	829	679,425
(5-year CMT + 2.00%), 3.85%, 03/08/37(d)	1,400	1,255,610
Series L, 4.18%, 11/25/27	829	814,229
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(d)	2,409	2,306,519
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(d)	1,409	1,221,271
Bank of America N.A., 5.53%, 08/18/26	1,200	1,221,276
Bank of Montreal
5.30%, 06/05/26	800	808,502
1.25%, 09/15/26	761	715,307
5.27%, 12/11/26	674	682,803
2.65%, 03/08/27	637	609,980
5.37%, 06/04/27	500	511,255
5.20%, 02/01/28	900	914,607
5.72%, 09/25/28	500	517,034
5.51%, 06/04/31	500	511,819
(1-day SOFR + 0.60%), 0.95%, 01/22/27(d)	500	476,702
(1-day SOFR + 1.25%), 4.64%, 09/10/30(d)	275	271,701
(5-year CMT + 1.40%), 3.09%, 01/10/37(d)	659	555,971
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(d)	733	699,739
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(d)	925	923,461
Series H, 4.70%, 09/14/27	700	701,716
Bank of New York Mellon Corp.
0.75%, 01/28/26	526	502,233
2.80%, 05/04/26	563	550,053
2.45%, 08/17/26	500	483,736
1.05%, 10/15/26	422	395,067
2.05%, 01/26/27(a)	829	787,022
3.25%, 05/16/27	620	601,473
3.40%, 01/29/28	563	544,233
3.85%, 04/28/28	343	335,264
1.65%, 07/14/28	225	202,616
3.00%, 10/30/28	375	351,369
3.85%, 04/26/29	572	554,582
3.30%, 08/23/29	829	773,980
1.65%, 01/28/31(a)	375	313,932
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued)
1.80%, 07/28/31	$329	$ 274,188
2.50%, 01/26/32(a)	413	354,092
(1-day SOFR + 0.84%), 4.89%, 07/21/28(d)	525	527,953
(1-day SOFR + 1.03%), 4.95%, 04/26/27(d)	1,312	1,318,231
(1-day SOFR + 1.09%), 4.98%, 03/14/30(d)	800	805,464
(1-day SOFR + 1.15%), 3.99%, 06/13/28(a)(d)	100	98,530
(1-day SOFR + 1.17%), 4.54%, 02/01/29(d)	300	298,398
(1-day SOFR + 1.23%), 5.06%, 07/22/32(d)	525	527,201
(1-day SOFR + 1.42%), 4.29%, 06/13/33(d)	500	475,888
(1-day SOFR + 1.42%), 5.19%, 03/14/35(d)	800	801,964
(1-day SOFR + 1.51%), 4.71%, 02/01/34(d)	300	292,099
(1-day SOFR + 1.60%), 6.32%, 10/25/29(d)	1,375	1,450,259
(1-day SOFR + 1.85%), 6.47%, 10/25/34(d)	825	902,085
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(d)	590	608,724
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(d)	812	853,751
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(d)	875	851,696
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(d)	440	435,500
Bank of Nova Scotia
4.50%, 12/16/25	665	661,348
4.75%, 02/02/26	710	710,845
1.05%, 03/02/26	606	577,977
1.35%, 06/24/26	259	245,910
2.70%, 08/03/26	797	772,106
1.30%, 09/15/26	512	481,938
5.35%, 12/07/26	732	743,549
1.95%, 02/02/27	829	782,162
2.95%, 03/11/27	372	358,370
5.40%, 06/04/27	549	560,136
5.25%, 06/12/28	1,060	1,078,643
5.45%, 08/01/29	275	282,189
4.85%, 02/01/30(a)	600	599,023
2.15%, 08/01/31	329	276,414
2.45%, 02/02/32	829	701,240
5.65%, 02/01/34	550	569,238
(1-day SOFR + 1.00%), 4.40%, 09/08/28(d)	275	272,184
(1-day SOFR + 1.44%), 4.74%, 11/10/32(a)(d)	275	268,515
(5-year CMT + 2.05%), 4.59%, 05/04/37(d)	664	616,951
Barclays PLC
4.38%, 01/12/26	1,310	1,301,984
5.20%, 05/12/26	1,178	1,178,185
4.34%, 01/10/28	700	686,286
4.84%, 05/09/28	1,178	1,162,270
(1-day SOFR + 1.34%), 4.84%, 09/10/28(d)	400	397,890
(1-day SOFR + 1.49%), 5.67%, 03/12/28(d)	800	812,480
(1-day SOFR + 1.56%), 4.94%, 09/10/30(d)	800	790,991
(1-day SOFR + 1.74%), 5.69%, 03/12/30(d)	1,200	1,221,769
(1-day SOFR + 1.88%), 6.50%, 09/13/27(d)	800	821,577
(1-day SOFR + 1.91%), 5.34%, 09/10/35(d)	1,200	1,176,231
(1-day SOFR + 2.21%), 5.83%, 05/09/27(d)	1,200	1,214,778
(1-day SOFR + 2.22%), 6.49%, 09/13/29(d)	650	680,413
(1-day SOFR + 2.62%), 6.69%, 09/13/34(d)	1,000	1,079,634
(1-day SOFR + 2.98%), 6.22%, 05/09/34(a)(d)	1,300	1,362,272
(1-day SOFR + 3.57%), 7.12%, 06/27/34(a)(d)	900	974,839
(1-year CMT + 1.05%), 2.28%, 11/24/27(d)	878	831,740
(1-year CMT + 1.20%), 2.67%, 03/10/32(d)	510	438,033
(1-year CMT + 1.30%), 2.89%, 11/24/32(d)	800	684,367
(1-year CMT + 1.90%), 2.65%, 06/24/31(d)	500	437,042
(1-year CMT + 2.65%), 5.50%, 08/09/28(d)	1,100	1,114,708
(1-year CMT + 3.00%), 5.75%, 08/09/33(d)	600	610,502
(1-year CMT + 3.05%), 7.33%, 11/02/26(d)	900	918,822
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Barclays PLC (continued)
(1-year CMT + 3.30%), 7.39%, 11/02/28(d)	$900	$ 957,857
(1-year CMT + 3.50%), 7.44%, 11/02/33(a)(d)	1,200	1,347,008
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(d)	1,995	1,986,184
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(d)	878	864,225
(5-year CMT + 2.90%), 3.56%, 09/23/35(d)	678	602,763
BPCE SA, 3.38%, 12/02/26	400	390,741
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	259	245,515
5.62%, 07/17/26(a)	150	152,332
5.93%, 10/02/26	564	577,307
3.45%, 04/07/27	550	535,138
5.24%, 06/28/27	4,400	4,463,416
5.00%, 04/28/28	572	576,083
5.99%, 10/03/28	250	261,033
5.26%, 04/08/29(a)	800	813,782
3.60%, 04/07/32	664	606,071
6.09%, 10/03/33	650	692,674
(1-day SOFR + 0.93%), 4.51%, 09/11/27(a)(d)	325	323,811
(1-day SOFR + 1.34%), 4.63%, 09/11/30(d)	325	320,018
Citibank N.A.
4.93%, 08/06/26	660	664,084
5.80%, 09/29/28(a)	1,150	1,194,144
4.84%, 08/06/29	1,250	1,253,875
Series BKNT, 5.44%, 04/30/26	1,250	1,265,010
Series BKNT, 5.49%, 12/04/26	750	763,891
Series BKNT, 5.57%, 04/30/34	1,210	1,247,120
Citigroup, Inc.
3.70%, 01/12/26	1,429	1,412,272
4.60%, 03/09/26	920	916,919
3.40%, 05/01/26(a)	1,113	1,092,073
3.20%, 10/21/26	1,813	1,761,907
4.30%, 11/20/26(a)	645	638,346
4.45%, 09/29/27	1,989	1,962,171
4.13%, 07/25/28	1,138	1,109,971
6.63%, 06/15/32	526	567,772
6.00%, 10/31/33	600	626,839
(1-day SOFR + 0.77%), 1.12%, 01/28/27(d)	1,578	1,506,627
(1-day SOFR + 0.77%), 1.46%, 06/09/27(d)	1,532	1,453,259
(1-day SOFR + 1.15%), 2.67%, 01/29/31(d)	1,429	1,268,364
(1-day SOFR + 1.17%), 2.56%, 05/01/32(d)	2,748	2,350,221
(1-day SOFR + 1.18%), 2.52%, 11/03/32(d)	900	758,563
(1-day SOFR + 1.28%), 3.07%, 02/24/28(d)	1,329	1,278,271
(1-day SOFR + 1.34%), 4.54%, 09/19/30(d)	1,575	1,542,904
(1-day SOFR + 1.35%), 3.06%, 01/25/33(d)	1,813	1,576,418
(1-day SOFR + 1.36%), 5.17%, 02/13/30(d)	2,920	2,936,249
(1-day SOFR + 1.42%), 2.98%, 11/05/30(d)	1,420	1,288,861
(1-day SOFR + 1.45%), 5.45%, 06/11/35(a)(d)	1,500	1,512,987
(1-day SOFR + 1.89%), 4.66%, 05/24/28(d)	1,700	1,693,318
(1-day SOFR + 1.94%), 3.79%, 03/17/33(d)	2,977	2,706,175
(1-day SOFR + 2.06%), 5.83%, 02/13/35(d)	1,625	1,638,888
(1-day SOFR + 2.09%), 4.91%, 05/24/33(d)	1,150	1,126,513
(1-day SOFR + 2.11%), 2.57%, 06/03/31(d)	2,243	1,968,360
(1-day SOFR + 2.34%), 6.27%, 11/17/33(d)	2,000	2,129,638
(1-day SOFR + 2.66%), 6.17%, 05/25/34(d)	1,935	2,006,376
(1-day SOFR + 3.91%), 4.41%, 03/31/31(d)	2,579	2,493,875
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(d)	1,451	1,397,581
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(d)	1,000	972,758
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(d)	$1,873	$ 1,796,295
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(d)	1,354	1,312,014
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(d)	1,490	1,459,585
(5-year CMT + 1.73%), 5.41%, 09/19/39(d)	700	677,210
Citizens Bank NA/Providence RI
(1-day SOFR + 2.00%), 4.58%, 08/09/28(d)	350	346,322
Series BKNT, 3.75%, 02/18/26	400	393,500
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	185,937
2.50%, 02/06/30	279	244,571
3.25%, 04/30/30	450	407,988
2.64%, 09/30/32	300	244,447
(1-day SOFR + 1.91%), 5.72%, 07/23/32(d)	825	832,934
(1-day SOFR + 2.01%), 5.84%, 01/23/30(d)	792	809,160
(1-day SOFR + 2.33%), 6.65%, 04/25/35(d)	450	480,505
(5-year CMT + 2.75%), 5.64%, 05/21/37(d)	200	194,681
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(d)	250	235,760
Comerica, Inc.
4.00%, 02/01/29(a)	829	788,311
(1-day SOFR + 2.16%), 5.98%, 01/30/30(d)	548	555,312
Commonwealth Bank of Australia/New York, 5.32%, 03/13/26	650	657,093
Cooperatieve Rabobank UA
4.33%, 08/28/26	250	249,748
4.49%, 10/17/29	500	493,798
Series BKNT, 3.75%, 07/21/26	787	769,891
Cooperatieve Rabobank UA/New York
4.85%, 01/09/26	500	501,808
5.50%, 10/05/26	250	254,731
5.04%, 03/05/27	250	253,342
4.80%, 01/09/29	250	251,434
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,216,111
Deutsche Bank AG, 4.10%, 01/13/26	288	284,814
Deutsche Bank AG/New York
1.69%, 03/19/26	400	384,094
5.41%, 05/10/29	680	690,096
(1-day SOFR + 1.22%), 2.31%, 11/16/27(d)	1,667	1,576,399
(1-day SOFR + 1.32%), 2.55%, 01/07/28(d)	1,348	1,274,261
(1-day SOFR + 1.59%), 5.71%, 02/08/28(d)	600	605,888
(1-day SOFR + 1.70%), 5.00%, 09/11/30(d)	600	590,777
(1-day SOFR + 1.72%), 3.04%, 05/28/32(d)	455	393,277
(1-day SOFR + 1.87%), 2.13%, 11/24/26(d)	919	890,022
(1-day SOFR + 2.05%), 5.40%, 09/11/35(d)	600	582,819
(1-day SOFR + 2.26%), 3.74%, 01/07/33(d)	950	816,461
(1-day SOFR + 2.51%), 6.82%, 11/20/29(d)	950	1,001,181
(1-day SOFR + 2.52%), 7.15%, 07/13/27(d)	700	722,757
(1-day SOFR + 2.76%), 3.73%, 01/14/32(d)	650	571,985
(1-day SOFR + 3.04%), 3.55%, 09/18/31(d)	1,159	1,050,323
(1-day SOFR + 3.18%), 6.72%, 01/18/29(d)	2,150	2,241,185
(1-day SOFR + 3.65%), 7.08%, 02/10/34(d)	850	891,900
(1-day SOFR + 5.44%), 5.88%, 07/08/31(d)	200	199,465
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(d)	350	339,655
Discover Bank
Series BKNT, 4.25%, 03/13/26	300	297,808
Series BKNT, 3.45%, 07/27/26	400	389,840

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Discover Bank (continued)
Series BKNT, 4.65%, 09/13/28	$650	$ 638,852
Series BKNT, 2.70%, 02/06/30	300	264,105
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,105,920
European Investment Bank
3.88%, 03/15/28	3,000	2,971,849
4.50%, 10/16/28	2,400	2,428,255
4.00%, 02/15/29	3,500	3,472,827
3.63%, 07/15/30	3,200	3,101,113
3.75%, 02/14/33(a)	4,000	3,845,476
Fifth Third Bancorp
2.55%, 05/05/27	259	245,888
3.95%, 03/14/28	400	388,815
(1-day SOFR + 0.69%), 1.71%, 11/01/27(d)	829	779,892
(1-day SOFR + 1.36%), 4.06%, 04/25/28(d)	279	272,810
(1-day SOFR + 1.66%), 4.34%, 04/25/33(a)(d)	279	260,760
(1-day SOFR + 1.84%), 5.63%, 01/29/32(d)	540	548,802
(1-day SOFR + 2.34%), 6.34%, 07/27/29(d)	680	709,856
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(d)	670	659,259
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(d)	1,284	1,332,051
Fifth Third Bank N.A.
Series BKNT, 3.85%, 03/15/26	300	295,611
Series BKNT, 2.25%, 02/01/27	350	332,145
First Horizon Bank, Series BKNT, 5.75%, 05/01/30	250	249,335
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	225	232,465
Goldman Sachs Bank USA/New York(d)
(1-day SOFR + 0.75%), 5.41%, 05/21/27	1,625	1,640,262
Series BKNT, (1-day SOFR + 0.78%), 5.28%, 03/18/27	1,975	1,987,271
Goldman Sachs Group, Inc.
3.75%, 02/25/26	1,613	1,592,831
3.50%, 11/16/26	1,659	1,618,908
5.95%, 01/15/27	463	474,879
3.85%, 01/26/27	1,659	1,626,781
2.60%, 02/07/30	1,609	1,437,618
3.80%, 03/15/30	1,334	1,262,704
6.13%, 02/15/33	518	562,118
(1-day SOFR + 0.80%), 1.43%, 03/09/27(d)	1,865	1,780,679
(1-day SOFR + 0.82%), 1.54%, 09/10/27(d)	1,659	1,562,752
(1-day SOFR + 0.91%), 1.95%, 10/21/27(d)	2,767	2,616,322
(1-day SOFR + 1.09%), 1.99%, 01/27/32(d)	1,710	1,424,296
(1-day SOFR + 1.11%), 2.64%, 02/24/28(d)	1,693	1,611,839
(1-day SOFR + 1.14%), 4.69%, 10/23/30(d)	2,220	2,192,371
(1-day SOFR + 1.21%), 5.05%, 07/23/30(a)(d)	1,250	1,252,805
(1-day SOFR + 1.25%), 2.38%, 07/21/32(d)	2,719	2,292,528
(1-day SOFR + 1.26%), 2.65%, 10/21/32(d)	1,981	1,689,220
(1-day SOFR + 1.27%), 5.73%, 04/25/30(d)	1,595	1,639,792
(1-day SOFR + 1.28%), 2.62%, 04/22/32(d)	2,118	1,821,661
(1-day SOFR + 1.41%), 3.10%, 02/24/33(d)	2,544	2,223,013
(1-day SOFR + 1.42%), 5.02%, 10/23/35(d)	2,465	2,407,440
(1-day SOFR + 1.51%), 4.39%, 06/15/27(d)	620	616,447
(1-day SOFR + 1.55%), 5.85%, 04/25/35(d)	1,835	1,901,629
(1-day SOFR + 1.55%), 5.33%, 07/23/35(d)	1,750	1,749,682
(1-day SOFR + 1.73%), 4.48%, 08/23/28(d)	1,653	1,638,449
(1-day SOFR + 1.77%), 6.48%, 10/24/29(a)(d)	1,626	1,715,419
(1-day SOFR + 1.85%), 3.62%, 03/15/28(d)	2,021	1,964,861
(1-day SOFR + 1.95%), 6.56%, 10/24/34(d)	1,300	1,420,284
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(d)	1,659	1,599,285
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(d)	2,279	2,226,673
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(d)	$1,873	$ 1,821,011
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(d)	1,301	1,247,077
HSBC Holdings PLC
4.38%, 11/23/26	1,310	1,295,430
4.95%, 03/31/30	1,686	1,688,027
(1-day SOFR + 1.06%), 5.60%, 05/17/28(d)	1,255	1,273,690
(1-day SOFR + 1.19%), 2.80%, 05/24/32(d)	1,864	1,606,913
(1-day SOFR + 1.29%), 2.21%, 08/17/29(d)	1,450	1,305,759
(1-day SOFR + 1.41%), 2.87%, 11/22/32(d)	1,310	1,123,464
(1-day SOFR + 1.46%), 5.55%, 03/04/30(d)	800	812,388
(1-day SOFR + 1.52%), 5.73%, 05/17/32(d)	800	819,187
(1-day SOFR + 1.57%), 5.89%, 08/14/27(d)	1,000	1,017,463
(1-day SOFR + 1.73%), 2.01%, 09/22/28(d)	1,278	1,177,189
(1-day SOFR + 1.78%), 5.72%, 03/04/35(a)(d)	800	821,015
(1-day SOFR + 1.95%), 2.36%, 08/18/31(d)	1,000	857,942
(1-day SOFR + 1.97%), 6.16%, 03/09/29(d)	1,550	1,604,020
(1-day SOFR + 2.11%), 4.76%, 06/09/28(d)	1,500	1,492,152
(1-day SOFR + 2.39%), 2.85%, 06/04/31(d)	1,310	1,160,741
(1-day SOFR + 2.39%), 6.25%, 03/09/34(d)	1,700	1,801,428
(1-day SOFR + 2.53%), 4.76%, 03/29/33(d)	1,135	1,086,654
(1-day SOFR + 2.61%), 5.21%, 08/11/28(d)	1,500	1,509,819
(1-day SOFR + 2.87%), 5.40%, 08/11/33(d)	1,650	1,658,347
(1-day SOFR + 2.98%), 6.55%, 06/20/34(a)(d)	1,200	1,273,190
(1-day SOFR + 3.02%), 7.40%, 11/13/34(d)	1,170	1,306,715
(1-day SOFR + 4.25%), 8.11%, 11/03/33(a)(d)	1,000	1,152,470
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(a)(d)	1,689	1,660,759
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(d)	1,989	1,948,520
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(d)	2,039	1,942,205
(1-day SOFR + 3.03%), 7.34%, 11/03/26(d)	1,500	1,533,884
(1-day SOFR + 3.35%), 7.39%, 11/03/28(d)	1,805	1,922,811
HSBC USA, Inc., 5.29%, 03/04/27	335	339,697
Huntington Bancshares, Inc.
2.55%, 02/04/30	440	387,960
(1-day SOFR + 1.97%), 4.44%, 08/04/28(d)	450	444,336
(1-day SOFR + 2.02%), 6.21%, 08/21/29(d)	600	622,627
(1-day SOFR + 2.05%), 5.02%, 05/17/33(d)	200	193,482
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(d)	750	759,005
(5-year CMT + 1.17%), 2.49%, 08/15/36(d)	324	260,975
Huntington National Bank
5.65%, 01/10/30	400	408,675
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(a)(d)	500	496,455
ING Groep NV
3.95%, 03/29/27	1,000	979,860
4.55%, 10/02/28	878	867,344
4.05%, 04/09/29	478	462,157
(1-day SOFR + 1.01%), 1.73%, 04/01/27(d)	700	669,664
(1-day SOFR + 1.32%), 2.73%, 04/01/32(d)	450	390,748
(1-day SOFR + 1.44%), 5.34%, 03/19/30(d)	1,000	1,012,959
(1-day SOFR + 1.56%), 6.08%, 09/11/27(a)(d)	800	817,641
(1-day SOFR + 1.77%), 5.55%, 03/19/35(d)	1,000	1,009,374
(1-day SOFR + 1.83%), 4.02%, 03/28/28(d)	889	870,927
(1-day SOFR + 2.07%), 4.25%, 03/28/33(d)	600	564,672
(1-day SOFR + 2.09%), 6.11%, 09/11/34(d)	800	842,030
Inter-American Development Bank
4.50%, 05/15/26	1,200	1,203,536
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Inter-American Development Bank (continued)
4.38%, 02/01/27	$1,000	$ 1,003,174
4.00%, 01/12/28	2,100	2,087,442
4.13%, 02/15/29	2,600	2,591,269
3.50%, 04/12/33	1,400	1,315,671
4.50%, 09/13/33	1,300	1,311,747
Inter-American Investment Corp., 4.75%, 09/19/28	300	304,894
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	699,091
3.50%, 07/12/28(a)	2,500	2,441,810
4.63%, 08/01/28	2,000	2,030,167
3.88%, 02/14/30(a)	3,000	2,947,862
4.00%, 07/25/30	2,300	2,270,389
4.00%, 01/10/31	3,300	3,250,099
4.75%, 11/14/33(a)	2,100	2,161,511
International Finance Corp.
4.38%, 01/15/27(a)	1,000	1,002,681
4.50%, 07/13/28	1,100	1,112,588
JPMorgan Chase & Co.
3.30%, 04/01/26	1,861	1,827,932
3.20%, 06/15/26	829	811,760
2.95%, 10/01/26	2,573	2,499,990
7.63%, 10/15/26	413	436,057
4.13%, 12/15/26	1,489	1,474,114
4.25%, 10/01/27	413	409,497
3.63%, 12/01/27	829	800,984
(1-day SOFR + 0.77%), 1.47%, 09/22/27(d)	2,277	2,142,309
(1-day SOFR + 0.80%), 1.05%, 11/19/26(d)	1,850	1,777,042
(1-day SOFR + 0.86%), 4.51%, 10/22/28(d)	800	794,645
(1-day SOFR + 0.89%), 1.58%, 04/22/27(d)	2,375	2,266,383
(1-day SOFR + 0.93%), 5.57%, 04/22/28(d)	1,350	1,373,976
(1-day SOFR + 0.93%), 4.98%, 07/22/28(d)	1,130	1,135,427
(1-day SOFR + 1.02%), 2.07%, 06/01/29(d)	1,160	1,054,359
(1-day SOFR + 1.04%), 4.60%, 10/22/30(d)	1,550	1,529,086
(1-day SOFR + 1.07%), 1.95%, 02/04/32(d)	1,659	1,386,997
(1-day SOFR + 1.13%), 5.00%, 07/22/30(d)	1,725	1,729,952
(1-day SOFR + 1.16%), 5.58%, 04/22/30(d)	1,950	1,999,337
(1-day SOFR + 1.17%), 2.95%, 02/24/28(d)	534	512,511
(1-day SOFR + 1.18%), 2.55%, 11/08/32(d)	1,872	1,596,790
(1-day SOFR + 1.19%), 5.04%, 01/23/28(d)	2,071	2,081,841
(1-day SOFR + 1.26%), 2.96%, 01/25/33(d)	2,457	2,146,398
(1-day SOFR + 1.31%), 5.01%, 01/23/30(d)	1,250	1,255,262
(1-day SOFR + 1.33%), 6.07%, 10/22/27(d)	970	993,721
(1-day SOFR + 1.34%), 4.95%, 10/22/35(d)	2,060	2,019,701
(1-day SOFR + 1.45%), 5.30%, 07/24/29(d)	1,245	1,262,912
(1-day SOFR + 1.46%), 5.29%, 07/22/35(a)(d)	2,025	2,036,349
(1-day SOFR + 1.49%), 5.77%, 04/22/35(d)	2,070	2,154,616
(1-day SOFR + 1.56%), 4.32%, 04/26/28(d)	2,298	2,273,489
(1-day SOFR + 1.57%), 6.09%, 10/23/29(d)	1,725	1,798,887
(1-day SOFR + 1.62%), 5.34%, 01/23/35(d)	1,676	1,690,874
(1-day SOFR + 1.75%), 4.57%, 06/14/30(d)	1,300	1,279,932
(1-day SOFR + 1.80%), 4.59%, 04/26/33(d)	1,598	1,551,982
(1-day SOFR + 1.81%), 6.25%, 10/23/34(d)	1,570	1,684,787
(1-day SOFR + 1.85%), 5.35%, 06/01/34(d)	2,915	2,948,435
(1-day SOFR + 1.89%), 2.18%, 06/01/28(d)	1,000	936,535
(1-day SOFR + 1.99%), 4.85%, 07/25/28(d)	3,000	3,004,737
(1-day SOFR + 2.04%), 2.52%, 04/22/31(d)	1,325	1,169,996
(1-day SOFR + 2.08%), 4.91%, 07/25/33(d)	2,650	2,625,423
(1-day SOFR + 2.58%), 5.72%, 09/14/33(a)(d)	2,102	2,165,437
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(d)	1,650	1,573,071
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(d)	829	690,510
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(d)	$1,529	$ 1,469,096
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(d)	2,242	1,942,655
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(d)	919	893,562
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(d)	1,529	1,453,847
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(a)(d)	1,488	1,472,645
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(d)	2,791	2,524,012
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(d)	2,049	2,001,324
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(d)	1,023	1,005,634
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(d)	1,909	1,867,430
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(d)	1,450	1,406,511
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(d)	2,091	1,875,762
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(d)	1,959	1,919,077
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	2,000	2,023,306
KeyBank NA
Series BKNT, 3.40%, 05/20/26	450	437,382
Series BKNT, 6.95%, 02/01/28	550	574,962
Series BKNT, 3.90%, 04/13/29	261	244,794
Series BKNT, 4.90%, 08/08/32(a)	300	286,363
KeyBank NA/Cleveland OH
4.70%, 01/26/26	350	348,698
5.00%, 01/26/33	700	675,382
Series BKNT, 5.85%, 11/15/27(a)	500	512,255
KeyCorp.
2.25%, 04/06/27	446	418,717
4.10%, 04/30/28	345	335,114
2.55%, 10/01/29	413	367,515
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(d)	200	190,632
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(d)	658	693,376
Kreditanstalt fuer Wiederaufbau
0.63%, 01/22/26	1,659	1,585,847
3.63%, 04/01/26	1,000	990,634
4.63%, 08/07/26(a)	3,000	3,019,823
4.38%, 03/01/27	3,000	3,013,210
3.00%, 05/20/27	2,700	2,623,682
3.75%, 02/15/28	1,650	1,628,418
2.88%, 04/03/28	1,150	1,102,747
3.88%, 06/15/28	3,000	2,970,216
4.00%, 03/15/29(a)	3,000	2,977,063
1.75%, 09/14/29	1,243	1,109,551
0.75%, 09/30/30	789	647,154
4.75%, 10/29/30	1,500	1,539,847
4.13%, 07/15/33(a)	2,600	2,558,357
4.38%, 02/28/34	1,200	1,201,984
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	1,659	1,368,422
5.00%, 10/24/33(a)	600	626,721
Series 37, 2.50%, 11/15/27	1,400	1,332,337
Lloyds Banking Group PLC
4.58%, 12/10/25	800	794,174

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC (continued)
4.65%, 03/24/26	$1,200	$ 1,191,266
3.75%, 01/11/27	800	783,292
4.38%, 03/22/28	878	861,958
4.55%, 08/16/28	710	701,112
(1-year CMT + 0.85%), 1.63%, 05/11/27(d)	800	761,012
(1-year CMT + 1.07%), 5.72%, 06/05/30(d)	1,000	1,024,134
(1-year CMT + 1.38%), 5.46%, 01/05/28(d)	800	809,296
(1-year CMT + 1.48%), 5.99%, 08/07/27(d)	900	916,757
(1-year CMT + 1.70%), 5.87%, 03/06/29(d)	1,000	1,025,527
(1-year CMT + 1.75%), 5.68%, 01/05/35(d)	1,200	1,214,177
(1-year CMT + 1.80%), 3.75%, 03/18/28(d)	678	660,037
(1-year CMT + 2.30%), 4.98%, 08/11/33(d)	900	877,563
(1-year CMT + 3.75%), 7.95%, 11/15/33(d)	700	792,846
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(d)	900	865,538
M&T Bank Corp.(d)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	600	578,480
(1-day SOFR + 2.26%), 6.08%, 03/13/32	466	481,904
(1-day SOFR + 2.80%), 7.41%, 10/30/29	500	538,169
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	444,472
Manufacturers & Traders Trust Co.
5.40%, 11/21/25(a)	300	301,391
4.65%, 01/27/26	700	697,130
4.70%, 01/27/28	700	691,969
Series BKNT, 3.40%, 08/17/27	250	239,726
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	1,600	1,583,675
2.76%, 09/13/26	600	580,367
3.68%, 02/22/27(a)	590	579,046
3.29%, 07/25/27	829	803,754
3.96%, 03/02/28	829	811,986
4.05%, 09/11/28	590	579,037
3.74%, 03/07/29(a)	1,659	1,600,335
3.20%, 07/18/29	1,300	1,212,330
2.56%, 02/25/30	710	633,325
2.05%, 07/17/30	910	782,174
(1-year CMT + 0.67%), 1.64%, 10/13/27(d)	750	707,054
(1-year CMT + 0.75%), 1.54%, 07/20/27(d)	1,500	1,420,284
(1-year CMT + 0.82%), 5.26%, 04/17/30(d)	400	405,670
(1-year CMT + 0.83%), 2.34%, 01/19/28(d)	750	712,009
(1-year CMT + 0.95%), 2.31%, 07/20/32(d)	1,310	1,109,332
(1-year CMT + 0.97%), 2.49%, 10/13/32(d)	600	511,906
(1-year CMT + 1.00%), 5.43%, 04/17/35(d)	1,000	1,015,206
(1-year CMT + 1.10%), 2.85%, 01/19/33(d)	600	520,311
(1-year CMT + 1.30%), 4.08%, 04/19/28(d)	600	590,333
(1-year CMT + 1.38%), 5.42%, 02/22/29(d)	480	489,353
(1-year CMT + 1.53%), 5.48%, 02/22/31(d)	440	450,933
(1-year CMT + 1.55%), 4.32%, 04/19/33(d)	400	381,608
(1-year CMT + 1.63%), 5.44%, 02/22/34(a)(d)	755	775,654
(1-year CMT + 1.70%), 5.24%, 04/19/29(d)	335	339,882
(1-year CMT + 1.90%), 5.35%, 09/13/28(a)(d)	955	971,569
(1-year CMT + 1.95%), 5.02%, 07/20/28(d)	900	905,871
(1-year CMT + 1.97%), 5.41%, 04/19/34(a)(d)	600	615,660
(1-year CMT + 2.13%), 5.13%, 07/20/33(d)	900	902,471
(1-year CMT + 2.13%), 5.47%, 09/13/33(d)	450	462,572
Mizuho Financial Group, Inc.
2.84%, 09/13/26	800	774,889
3.66%, 02/28/27(a)	400	390,416
3.17%, 09/11/27(a)	478	458,490
4.02%, 03/05/28	800	782,197
2.56%, 09/13/31	610	513,749
(1-year CMT + 0.67%), 1.23%, 05/22/27(d)	910	861,707
(1-year CMT + 0.75%), 1.55%, 07/09/27(d)	700	663,133
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
(1-year CMT + 0.87%), 2.17%, 05/22/32(d)	$400	$ 334,949
(1-year CMT + 0.90%), 2.26%, 07/09/32(d)	400	334,914
(1-year CMT + 1.08%), 5.38%, 07/10/30(d)	200	203,115
(1-year CMT + 1.12%), 5.38%, 05/26/30(d)	640	649,670
(1-year CMT + 1.25%), 3.26%, 05/22/30(d)	200	186,184
(1-year CMT + 1.30%), 5.58%, 05/26/35(d)	400	409,923
(1-year CMT + 1.30%), 5.59%, 07/10/35(d)	550	563,199
(1-year CMT + 1.50%), 5.67%, 05/27/29(d)	800	820,544
(1-year CMT + 1.65%), 5.78%, 07/06/29(d)	800	822,491
(1-year CMT + 1.65%), 5.74%, 05/27/31(d)	300	309,675
(1-year CMT + 1.80%), 5.75%, 05/27/34(d)	600	622,045
(1-year CMT + 1.90%), 5.75%, 07/06/34(d)	600	620,977
(1-year CMT + 2.05%), 5.41%, 09/13/28(d)	600	609,597
(1-year CMT + 2.40%), 5.67%, 09/13/33(d)	300	308,858
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(d)	300	264,191
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(d)	478	441,652
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(a)(d)	600	585,594
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(d)	1,050	885,954
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(d)	420	381,078
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(d)	478	410,703
Morgan Stanley
5.00%, 11/24/25	1,036	1,038,733
3.88%, 01/27/26	1,450	1,436,882
3.13%, 07/27/26	1,763	1,719,188
6.25%, 08/09/26(a)	500	513,634
4.35%, 09/08/26	1,243	1,234,577
3.63%, 01/20/27	1,659	1,628,093
3.95%, 04/23/27	1,263	1,240,075
3.59%, 07/22/28(d)	1,866	1,808,691
7.25%, 04/01/32	400	458,531
(1-day SOFR + 0.72%), 0.99%, 12/10/26(d)	1,493	1,430,346
(1-day SOFR + 0.86%), 1.51%, 07/20/27(d)	1,584	1,498,860
(1-day SOFR + 0.88%), 1.59%, 05/04/27(d)	2,544	2,425,640
(1-day SOFR + 1.00%), 2.48%, 01/21/28(d)	1,181	1,123,428
(1-day SOFR + 1.01%), 5.65%, 04/13/28(d)	1,325	1,351,094
(1-day SOFR + 1.02%), 1.93%, 04/28/32(d)	1,572	1,299,697
(1-day SOFR + 1.03%), 1.79%, 02/13/32(d)	2,042	1,684,044
(1-day SOFR + 1.10%), 4.65%, 10/18/30(d)	1,975	1,948,840
(1-day SOFR + 1.14%), 2.70%, 01/22/31(d)	2,159	1,930,030
(1-day SOFR + 1.18%), 2.24%, 07/21/32(d)	2,063	1,727,479
(1-day SOFR + 1.20%), 2.51%, 10/20/32(d)	1,746	1,480,630
(1-day SOFR + 1.22%), 5.04%, 07/19/30(a)(d)	1,530	1,535,339
(1-day SOFR + 1.26%), 5.66%, 04/18/30(d)	1,615	1,658,451
(1-day SOFR + 1.29%), 2.94%, 01/21/33(d)	1,662	1,443,284
(1-day SOFR + 1.30%), 5.05%, 01/28/27(d)	1,480	1,484,286
(1-day SOFR + 1.36%), 2.48%, 09/16/36(d)	1,817	1,480,891
(1-day SOFR + 1.45%), 5.17%, 01/16/30(d)	1,425	1,437,445
(1-day SOFR + 1.56%), 5.32%, 07/19/35(d)	1,450	1,456,923
(1-day SOFR + 1.58%), 5.83%, 04/19/35(d)	2,181	2,267,829
(1-day SOFR + 1.59%), 5.16%, 04/20/29(d)	1,710	1,724,846
(1-day SOFR + 1.61%), 4.21%, 04/20/28(d)	1,554	1,534,259
(1-day SOFR + 1.63%), 5.45%, 07/20/29(d)	1,480	1,509,086
(1-day SOFR + 1.73%), 5.12%, 02/01/29(d)	1,695	1,708,991
(1-day SOFR + 1.73%), 5.47%, 01/18/35(d)	2,438	2,470,427
(1-day SOFR + 1.83%), 6.41%, 11/01/29(d)	1,280	1,348,017
(1-day SOFR + 1.87%), 5.25%, 04/21/34(d)	2,190	2,192,262
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.88%), 5.42%, 07/21/34(d)	$1,295	$ 1,308,313
(1-day SOFR + 2.05%), 6.63%, 11/01/34(d)	1,178	1,289,078
(1-day SOFR + 2.08%), 4.89%, 07/20/33(d)	1,165	1,144,457
(1-day SOFR + 2.24%), 6.30%, 10/18/28(d)	800	832,609
(1-day SOFR + 2.56%), 6.34%, 10/18/33(d)	1,781	1,915,047
(1-day SOFR + 2.62%), 5.30%, 04/20/37(d)	1,078	1,055,839
(1-day SOFR + 3.12%), 3.62%, 04/01/31(d)	1,786	1,670,446
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(d)	2,045	1,978,946
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(d)	2,017	1,977,129
(5-year CMT + 1.80%), 5.94%, 02/07/39(d)	900	913,579
(5-year CMT + 2.43%), 5.95%, 01/19/38(d)	1,210	1,230,251
Morgan Stanley Bank NA
(1-day SOFR + 0.68%), 4.45%, 10/15/27(d)	1,750	1,741,009
Series BKNT, 4.75%, 04/21/26	780	782,648
Series BKNT, 5.88%, 10/30/26	1,050	1,076,207
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(d)	1,800	1,830,874
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(d)	925	929,540
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(d)	640	642,709
National Australia Bank Ltd./New York
4.75%, 12/10/25	850	851,351
4.97%, 01/12/26	750	753,376
3.38%, 01/14/26	500	493,105
3.91%, 06/09/27	1,000	985,776
5.09%, 06/11/27	630	639,740
4.94%, 01/12/28	700	707,582
4.90%, 06/13/28	650	656,871
4.79%, 01/10/29(a)	750	755,929
Series BKNT, 2.50%, 07/12/26	847	820,137
National Bank of Canada
5.60%, 12/18/28	750	769,409
4.50%, 10/10/29(a)	250	244,980
(1-day SOFR + 1.04%), 5.60%, 07/02/27(d)	250	252,945
NatWest Group PLC
4.80%, 04/05/26	878	878,025
(1-year CMT + 0.90%), 1.64%, 06/14/27(d)	1,100	1,044,716
(1-year CMT + 1.10%), 5.58%, 03/01/28(d)	600	608,683
(1-year CMT + 1.22%), 4.96%, 08/15/30(d)	600	594,761
(1-year CMT + 1.35%), 5.85%, 03/02/27(d)	650	657,457
(1-year CMT + 1.50%), 5.78%, 03/01/35(d)	1,000	1,021,487
(1-year CMT + 1.95%), 5.81%, 09/13/29(d)	800	819,581
(1-year CMT + 2.10%), 6.02%, 03/02/34(d)	500	522,311
(1-year CMT + 2.27%), 5.52%, 09/30/28(d)	525	532,813
(1-year CMT + 2.55%), 3.07%, 05/22/28(d)	650	622,060
(1-year CMT + 2.85%), 7.47%, 11/10/26(a)(d)	800	819,001
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(d)	928	921,664
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(d)	878	852,951
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(d)	1,178	1,172,836
(5-year CMT + 2.20%), 6.48%, 06/01/34(d)	600	621,007
(5-year CMT + 2.35%), 3.03%, 11/28/35(d)	400	347,573
Northern Trust Corp.
4.00%, 05/10/27	483	478,418
3.65%, 08/03/28	163	158,037
3.15%, 05/03/29	413	389,335
1.95%, 05/01/30	550	477,325
6.13%, 11/02/32	610	654,178
(3-mo. LIBOR US + 1.13%), 3.38%, 05/08/32(d)	600	575,943
Security	Par (000)	Value
Banks (continued)
Oesterreichische Kontrollbank AG
4.63%, 11/03/25	$500	$ 500,380
4.13%, 01/20/26	500	497,951
0.50%, 02/02/26	600	571,270
5.00%, 10/23/26	900	912,013
4.75%, 05/21/27(a)	920	931,166
4.25%, 03/01/28	1,000	1,000,681
4.13%, 01/18/29	1,000	994,328
PNC Bank NA
Series BKNT, 3.10%, 10/25/27	800	767,644
Series BKNT, 3.25%, 01/22/28	500	477,797
Series BKNT, 4.05%, 07/26/28	900	876,157
Series BKNT, 2.70%, 10/22/29	500	447,397
PNC Financial Services Group, Inc.
2.60%, 07/23/26	500	483,410
1.15%, 08/13/26	509	478,780
3.15%, 05/19/27	450	433,905
3.45%, 04/23/29	1,073	1,018,517
2.55%, 01/22/30	1,431	1,279,648
(1-day SOFR + 0.80%), 5.10%, 07/23/27(d)	700	704,482
(1-day SOFR + 0.98%), 2.31%, 04/23/32(d)	529	450,311
(1-day SOFR + 1.20%), 5.49%, 05/14/30(d)	756	771,478
(1-day SOFR + 1.26%), 4.81%, 10/21/32(d)	600	588,671
(1-day SOFR + 1.34%), 5.30%, 01/21/28(d)	831	841,695
(1-day SOFR + 1.60%), 5.40%, 07/23/35(d)	920	927,184
(1-day SOFR + 1.62%), 5.35%, 12/02/28(d)	675	685,769
(1-day SOFR + 1.84%), 5.58%, 06/12/29(d)	1,888	1,929,034
(1-day SOFR + 1.90%), 5.68%, 01/22/35(d)	852	874,786
(1-day SOFR + 1.93%), 5.07%, 01/24/34(d)	875	863,431
(1-day SOFR + 1.95%), 5.94%, 08/18/34(d)	500	522,747
(1-day SOFR + 2.28%), 6.88%, 10/20/34(d)	1,699	1,887,998
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(d)	894	893,218
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(d)	500	517,763
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(d)	450	430,211
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(d)	948	996,118
Regions Financial Corp.
1.80%, 08/12/28	209	186,079
(1-day SOFR + 1.49%), 5.72%, 06/06/30(d)	325	329,676
(1-day SOFR + 2.06%), 5.50%, 09/06/35(d)	600	594,575
Royal Bank of Canada
4.88%, 01/12/26	624	626,435
0.88%, 01/20/26	1,059	1,013,159
4.65%, 01/27/26(a)	935	930,806
1.20%, 04/27/26	1,059	1,008,273
1.15%, 07/14/26	635	600,482
5.20%, 07/20/26	868	878,187
1.40%, 11/02/26	324	304,833
4.88%, 01/19/27	1,041	1,049,573
2.05%, 01/21/27	413	391,836
3.63%, 05/04/27	749	732,504
4.24%, 08/03/27	650	645,193
6.00%, 11/01/27	1,100	1,142,851
4.90%, 01/12/28	300	301,752
5.20%, 08/01/28	268	272,424
4.95%, 02/01/29	833	841,432
2.30%, 11/03/31	900	766,376
3.88%, 05/04/32	700	655,690
5.00%, 02/01/33	1,060	1,060,910
5.00%, 05/02/33	562	561,745
5.15%, 02/01/34	1,041	1,047,187
(1-day SOFR + 0.79%), 5.07%, 07/23/27(d)	700	704,338
(1-day SOFR + 1.10%), 4.97%, 08/02/30(d)	700	701,798

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
(1-day SOFR Index + 0.72%), 4.51%, 10/18/27(d)	$350	$ 348,947
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(d)	350	348,103
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(d)	850	841,537
Santander Holdings USA, Inc.
3.24%, 10/05/26	359	346,836
4.40%, 07/13/27	500	492,703
(1-day SOFR + 1.23%), 6.12%, 05/31/27(d)	210	213,123
(1-day SOFR + 1.25%), 2.49%, 01/06/28(d)	675	636,341
(1-day SOFR + 1.94%), 5.35%, 09/06/30(d)	350	346,455
(1-day SOFR + 2.14%), 6.34%, 05/31/35(d)	510	521,201
(1-day SOFR + 2.36%), 6.50%, 03/09/29(d)	596	614,518
(1-day SOFR + 2.50%), 6.17%, 01/09/30(a)(d)	611	625,450
(1-day SOFR + 2.70%), 6.57%, 06/12/29(d)	388	402,504
(1-day SOFR + 3.28%), 7.66%, 11/09/31(d)	300	328,940
Santander U.K. Group Holdings PLC(d)
(1-day SOFR + 0.99%), 1.67%, 06/14/27(a)	1,179	1,116,328
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	612,763
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	217,503
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	831,457
(1-day SOFR + 2.75%), 6.83%, 11/21/26	800	812,885
(1-day SOFR Index + 1.55%), 4.86%, 09/11/30	200	196,938
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	600	578,137
State Street Corp.
2.65%, 05/19/26(a)	829	806,754
5.27%, 08/03/26	782	791,703
4.99%, 03/18/27	801	808,471
4.33%, 10/22/27	525	522,092
2.40%, 01/24/30(a)	489	436,018
2.20%, 03/03/31	450	386,337
(1-day SOFR + 0.56%), 1.68%, 11/18/27(d)	341	320,945
(1-day SOFR + 0.73%), 2.20%, 02/07/28(d)	279	264,702
(1-day SOFR + 1.00%), 2.62%, 02/07/33(d)	441	378,031
(1-day SOFR + 1.02%), 4.53%, 02/20/29(d)	500	496,220
(1-day SOFR + 1.05%), 4.68%, 10/22/32(a)(d)	525	517,061
(1-day SOFR + 1.35%), 5.75%, 11/04/26(d)	220	222,057
(1-day SOFR + 1.48%), 5.68%, 11/21/29(d)	500	515,624
(1-day SOFR + 1.49%), 3.03%, 11/01/34(d)	130	116,331
(1-day SOFR + 1.57%), 4.82%, 01/26/34(d)	600	590,211
(1-day SOFR + 1.61%), 4.42%, 05/13/33(d)	350	337,672
(1-day SOFR + 1.72%), 5.82%, 11/04/28(d)	115	118,620
(1-day SOFR + 1.73%), 4.16%, 08/04/33(d)	500	472,868
(1-day SOFR + 1.89%), 5.16%, 05/18/34(a)(d)	650	655,383
(1-day SOFR + 1.96%), 6.12%, 11/21/34(d)	250	263,333
(1-day SOFR + 2.65%), 3.15%, 03/30/31(d)	335	308,007
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(d)	350	341,525
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	550	525,783
5.46%, 01/13/26	900	907,951
3.78%, 03/09/26	959	947,838
5.88%, 07/13/26	600	611,525
2.63%, 07/14/26	1,245	1,203,609
1.40%, 09/17/26	1,382	1,302,578
3.01%, 10/19/26(a)	863	836,877
3.45%, 01/11/27	700	682,688
2.17%, 01/14/27	400	378,960
3.36%, 07/12/27	829	803,624
3.35%, 10/18/27	413	397,904
5.52%, 01/13/28	1,100	1,123,412
3.54%, 01/17/28	309	297,760
5.80%, 07/13/28	500	516,328
3.94%, 07/19/28	414	402,491
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.72%, 09/14/28	$800	$ 824,772
1.90%, 09/17/28	1,382	1,241,248
4.31%, 10/16/28	432	426,228
2.47%, 01/14/29	400	364,687
5.32%, 07/09/29	400	408,160
3.04%, 07/16/29	1,440	1,328,957
3.20%, 09/17/29(a)	413	381,116
2.72%, 09/27/29	478	433,010
5.71%, 01/13/30	1,000	1,034,002
2.75%, 01/15/30	750	674,780
2.13%, 07/08/30	1,310	1,128,860
5.85%, 07/13/30(a)	200	208,554
2.14%, 09/23/30	470	400,346
1.71%, 01/12/31	235	194,376
5.42%, 07/09/31	400	408,310
2.22%, 09/17/31	400	335,245
5.77%, 01/13/33	1,050	1,095,362
5.78%, 07/13/33	700	731,578
5.81%, 09/14/33(a)	600	630,314
5.56%, 07/09/34(a)	850	873,938
Synchrony Bank, 5.63%, 08/23/27	500	503,806
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	248,603
Toronto-Dominion Bank
0.75%, 01/06/26	965	920,881
5.10%, 01/09/26	508	509,993
1.20%, 06/03/26	881	834,032
5.53%, 07/17/26	1,289	1,306,276
1.25%, 09/10/26	911	856,853
5.26%, 12/11/26	165	167,118
1.95%, 01/12/27	413	389,930
2.80%, 03/10/27	637	611,001
4.98%, 04/05/27(a)	475	478,360
4.11%, 06/08/27	1,016	1,002,001
4.69%, 09/15/27	1,074	1,072,251
5.16%, 01/10/28	750	757,762
5.52%, 07/17/28	847	866,499
4.99%, 04/05/29	475	477,833
2.00%, 09/10/31(a)	695	580,656
2.45%, 01/12/32	413	349,818
3.20%, 03/10/32	1,015	898,623
4.46%, 06/08/32	1,432	1,373,396
(5-year CMT + 1.50%), 5.15%, 09/10/34(d)	650	638,808
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(d)	1,015	984,799
Truist Bank
Series BKNT, 4.05%, 11/03/25	307	305,181
Series BKNT, 3.30%, 05/15/26	400	390,525
Series BKNT, 3.80%, 10/30/26	500	489,935
Series BKNT, 2.25%, 03/11/30	761	656,001
Truist Financial Corp.
1.13%, 08/03/27(a)	535	485,472
3.88%, 03/19/29(a)	330	314,420
1.95%, 06/05/30	535	457,833
(1-day SOFR + 0.61%), 1.27%, 03/02/27(d)	878	837,130
(1-day SOFR + 0.86%), 1.89%, 06/07/29(d)	529	475,684
(1-day SOFR + 1.37%), 4.12%, 06/06/28(d)	523	514,024
(1-day SOFR + 1.44%), 4.87%, 01/26/29(d)	1,054	1,050,346
(1-day SOFR + 1.57%), 5.15%, 08/05/32(d)	625	620,572
(1-day SOFR + 1.62%), 5.44%, 01/24/30(d)	999	1,011,383
(1-day SOFR + 1.85%), 5.12%, 01/26/34(d)	999	978,951
(1-day SOFR + 1.92%), 5.71%, 01/24/35(d)	1,170	1,191,591
(1-day SOFR + 2.05%), 6.05%, 06/08/27(d)	1,035	1,054,289
(1-day SOFR + 2.24%), 4.92%, 07/28/33(d)	702	668,923
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 2.30%), 6.12%, 10/28/33(d)	$500	$ 522,740
(1-day SOFR + 2.36%), 5.87%, 06/08/34(d)	1,165	1,198,133
(1-day SOFR + 2.45%), 7.16%, 10/30/29(d)	1,035	1,109,633
U.S. Bancorp
3.95%, 11/17/25	476	472,773
3.10%, 04/27/26	724	706,240
3.90%, 04/26/28	615	597,096
3.00%, 07/30/29	634	581,286
1.38%, 07/22/30	969	802,639
(1-day SOFR + 0.73%), 2.22%, 01/27/28(d)	793	749,870
(1-day SOFR + 1.02%), 2.68%, 01/27/33(d)	413	350,963
(1-day SOFR + 1.23%), 4.65%, 02/01/29(d)	1,047	1,040,718
(1-day SOFR + 1.25%), 5.10%, 07/23/30(d)	810	812,863
(1-day SOFR + 1.56%), 5.38%, 01/23/30(d)	1,018	1,034,223
(1-day SOFR + 1.60%), 4.84%, 02/01/34(d)	1,300	1,257,928
(1-day SOFR + 1.66%), 4.55%, 07/22/28(d)	1,160	1,152,700
(1-day SOFR + 1.86%), 5.68%, 01/23/35(d)	1,192	1,222,105
(1-day SOFR + 1.88%), 6.79%, 10/26/27(d)	634	658,338
(1-day SOFR + 2.02%), 5.78%, 06/12/29(d)	1,045	1,074,783
(1-day SOFR + 2.09%), 5.85%, 10/21/33(a)(d)	1,162	1,203,399
(1-day SOFR + 2.11%), 4.97%, 07/22/33(d)	675	654,516
(1-day SOFR + 2.26%), 5.84%, 06/12/34(d)	1,013	1,046,946
(5-year CMT + 0.95%), 2.49%, 11/03/36(d)	1,007	824,103
Series V, 2.38%, 07/22/26(a)	857	827,171
Series X, 3.15%, 04/27/27	883	854,979
U.S. Bank NA, (1-day SOFR + 0.69%), 4.51%, 10/22/27(d)	800	797,232
UBS AG
1.25%, 08/07/26(a)	1,050	991,093
5.65%, 09/11/28	1,000	1,030,440
UBS AG/London, 1.25%, 06/01/26	600	569,656
UBS AG/Stamford CT
5.00%, 07/09/27	650	655,463
7.50%, 02/15/28	1,500	1,615,798
UBS Group AG, 4.55%, 04/17/26	1,474	1,468,251
Wells Fargo & Co.
3.00%, 04/22/26	2,218	2,165,467
4.10%, 06/03/26	1,802	1,782,224
3.00%, 10/23/26	2,064	1,998,964
4.30%, 07/22/27	1,243	1,226,055
4.15%, 01/24/29	1,474	1,437,424
(1-day SOFR + 1.07%), 5.71%, 04/22/28(a)(d)	2,280	2,324,149
(1-day SOFR + 1.50%), 5.20%, 01/23/30(d)	1,820	1,838,651
(1-day SOFR + 1.50%), 3.35%, 03/02/33(d)	2,563	2,278,483
(1-day SOFR + 1.51%), 3.53%, 03/24/28(d)	2,359	2,288,857
(1-day SOFR + 1.74%), 5.57%, 07/25/29(d)	2,694	2,750,340
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(d)	1,965	1,993,809
(1-day SOFR + 1.79%), 6.30%, 10/23/29(d)	1,671	1,751,268
(1-day SOFR + 1.98%), 4.81%, 07/25/28(a)(d)	2,045	2,042,061
(1-day SOFR + 1.99%), 5.56%, 07/25/34(d)	3,056	3,109,183
(1-day SOFR + 2.02%), 5.39%, 04/24/34(d)	2,235	2,250,443
(1-day SOFR + 2.06%), 6.49%, 10/23/34(d)	1,966	2,127,363
(1-day SOFR + 2.10%), 2.39%, 06/02/28(d)	2,045	1,924,098
(1-day SOFR + 2.10%), 4.90%, 07/25/33(d)	2,530	2,477,024
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(d)	1,843	1,632,255
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(d)	1,849	1,802,978
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(d)	2,409	2,184,176
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(d)	$2,143	$ 2,077,025
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(d)	1,559	1,522,586
Wells Fargo Bank NA
4.81%, 01/15/26	750	751,725
5.25%, 12/11/26	1,500	1,522,504
Series BKNT, 5.45%, 08/07/26	1,500	1,522,436
Westpac Banking Corp.
5.51%, 11/17/25	786	794,380
5.20%, 04/16/26	600	606,066
2.85%, 05/13/26	1,181	1,153,248
1.15%, 06/03/26	541	513,887
2.70%, 08/19/26	736	714,427
3.35%, 03/08/27	700	683,024
4.04%, 08/26/27	600	593,582
5.46%, 11/18/27	800	821,400
3.40%, 01/25/28	735	709,313
5.54%, 11/17/28	920	953,829
1.95%, 11/20/28	829	750,464
5.05%, 04/16/29	600	610,641
2.65%, 01/16/30	571	518,022
2.15%, 06/03/31	736	632,539
6.82%, 11/17/33	628	692,832
(1-year CMT + 2.68%), 5.41%, 08/10/33(d)	550	551,314
(5-year CMT + 1.53%), 3.02%, 11/18/36(d)	920	785,765
(5-year CMT + 1.75%), 2.67%, 11/15/35(d)	957	818,363
(5-year CMT + 2.00%), 4.11%, 07/24/34(a)(d)	548	518,597
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(d)	1,104	1,086,563
Zions Bancorp NA, 3.25%, 10/29/29	261	229,624
		920,072,329
Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26(a)	1,063	1,050,746
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	1,350	1,328,173
4.75%, 01/23/29	3,667	3,684,046
3.50%, 06/01/30	1,311	1,234,705
4.90%, 01/23/31	500	505,299
5.00%, 06/15/34(a)	863	866,968
Brown-Forman Corp., 4.75%, 04/15/33	200	198,320
Coca-Cola Co.
3.38%, 03/25/27	672	658,232
2.90%, 05/25/27	163	157,595
1.45%, 06/01/27(a)	1,000	933,776
1.50%, 03/05/28	829	754,947
1.00%, 03/15/28	776	697,634
2.13%, 09/06/29(a)	829	745,863
3.45%, 03/25/30	745	707,155
1.65%, 06/01/30	894	766,841
2.00%, 03/05/31	312	268,166
1.38%, 03/15/31	776	639,164
2.25%, 01/05/32	1,345	1,158,323
5.00%, 05/13/34	500	506,893
4.65%, 08/14/34	215	211,852
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	304,786
5.45%, 06/01/34	300	305,049

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	$505	$ 456,224
1.85%, 09/01/32	332	265,033
Constellation Brands, Inc.
4.40%, 11/15/25	290	288,599
4.75%, 12/01/25	129	128,776
5.00%, 02/02/26	150	149,932
3.70%, 12/06/26(a)	620	607,599
3.50%, 05/09/27	179	173,780
4.35%, 05/09/27	400	396,280
3.60%, 02/15/28	350	337,225
4.65%, 11/15/28	250	247,899
4.80%, 01/15/29	175	174,700
3.15%, 08/01/29	829	768,230
2.88%, 05/01/30	229	205,757
2.25%, 08/01/31	652	549,147
4.75%, 05/09/32	330	322,724
4.90%, 05/01/33	340	332,893
Diageo Capital PLC
5.38%, 10/05/26	600	609,178
5.30%, 10/24/27(a)	500	512,111
3.88%, 05/18/28	478	468,916
2.38%, 10/24/29	566	509,474
2.00%, 04/29/30	678	589,108
2.13%, 04/29/32	478	396,173
5.50%, 01/24/33	500	516,434
5.63%, 10/05/33	600	625,389
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	300	296,162
2.55%, 09/15/26	252	242,479
5.10%, 03/15/27	543	548,719
3.43%, 06/15/27	314	304,507
4.60%, 05/25/28(a)	702	698,401
5.05%, 03/15/29	543	548,280
3.95%, 04/15/29(a)	632	611,102
3.20%, 05/01/30	413	380,051
4.05%, 04/15/32(a)	615	583,752
5.30%, 03/15/34	425	430,220
Series 10, 5.20%, 03/15/31	225	228,250
Series 31, 2.25%, 03/15/31(a)	413	352,792
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	1,016,982
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	226,289
4.55%, 02/16/29	225	224,677
4.70%, 02/16/34	225	221,715
PepsiCo, Inc.
5.25%, 11/10/25	350	352,865
4.55%, 02/13/26	200	200,422
2.85%, 02/24/26	413	404,835
2.38%, 10/06/26	659	635,510
5.13%, 11/10/26	1,800	1,827,069
2.63%, 03/19/27	256	245,873
3.00%, 10/15/27	813	784,333
3.60%, 02/18/28	445	434,030
4.45%, 05/15/28	200	200,774
7.00%, 03/01/29(a)	250	274,644
4.50%, 07/17/29(a)	425	426,779
2.63%, 07/29/29	829	762,173
2.75%, 03/19/30	771	702,461
1.63%, 05/01/30	496	423,367
1.40%, 02/25/31	502	413,633
1.95%, 10/21/31	816	685,504
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
3.90%, 07/18/32	$837	$ 795,074
4.45%, 02/15/33	550	553,779
4.80%, 07/17/34	425	422,765
		44,776,382
Biotechnology — 0.8%
Amgen, Inc.
5.51%, 03/02/26	850	849,885
2.60%, 08/19/26	901	869,964
2.20%, 02/21/27	1,148	1,089,878
3.20%, 11/02/27	665	639,579
5.15%, 03/02/28	2,699	2,736,440
1.65%, 08/15/28	800	716,137
3.00%, 02/22/29	300	280,319
4.05%, 08/18/29	942	912,962
2.45%, 02/21/30	902	803,674
5.25%, 03/02/30	1,832	1,867,534
2.30%, 02/25/31	902	777,109
2.00%, 01/15/32	460	378,380
3.35%, 02/22/32	666	600,765
4.20%, 03/01/33	600	563,845
5.25%, 03/02/33	3,058	3,089,588
Biogen, Inc., 2.25%, 05/01/30	907	786,693
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	242,236
3.70%, 03/15/32(a)	577	519,905
Gilead Sciences, Inc.
3.65%, 03/01/26	2,128	2,100,943
2.95%, 03/01/27	863	832,855
1.20%, 10/01/27	575	523,697
1.65%, 10/01/30	821	688,931
5.25%, 10/15/33	765	780,753
Illumina, Inc.
5.80%, 12/12/25	200	201,810
4.65%, 09/09/26	225	224,356
5.75%, 12/13/27	200	205,278
2.55%, 03/23/31	195	166,577
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	562,647
Royalty Pharma PLC
1.75%, 09/02/27	343	316,023
5.15%, 09/02/29	300	301,876
2.20%, 09/02/30	1,059	904,812
2.15%, 09/02/31(a)	286	237,028
5.40%, 09/02/34(a)	300	297,718
		26,070,197
Broadline Retail — 0.0%
TJX Cos., Inc.
2.25%, 09/15/26	757	728,583
1.15%, 05/15/28	350	312,828
3.88%, 04/15/30	250	240,493
1.60%, 05/15/31	350	289,085
		1,570,989
Building Materials — 0.4%
Carrier Global Corp.
2.49%, 02/15/27	542	518,235
2.72%, 02/15/30	1,351	1,214,265
2.70%, 02/15/31(a)	350	306,949
5.90%, 03/15/34	676	710,423
CRH America Finance, Inc., 5.40%, 05/21/34	500	506,341
CRH SMW Finance DAC, 5.20%, 05/21/29	600	608,022
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Eagle Materials, Inc., 2.50%, 07/01/31	$313	$ 270,455
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	383,155
4.00%, 03/25/32	279	260,271
5.88%, 06/01/33(a)	386	405,510
Johnson Controls International PLC, 3.90%, 02/14/26	314	310,390
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	308,244
1.75%, 09/15/30	325	274,391
2.00%, 09/16/31	351	293,769
4.90%, 12/01/32	185	183,914
Lennox International, Inc., 5.50%, 09/15/28	254	260,182
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	158,059
3.50%, 12/15/27	300	290,044
2.40%, 07/15/31	457	390,859
5.15%, 12/01/34	185	183,579
Series CB, 2.50%, 03/15/30(a)	179	159,127
Masco Corp.
1.50%, 02/15/28	300	270,573
2.00%, 10/01/30	109	92,368
2.00%, 02/15/31	413	347,814
Mohawk Industries, Inc.
5.85%, 09/18/28(a)	250	257,872
3.63%, 05/15/30	225	210,182
Owens Corning
3.40%, 08/15/26	272	265,989
5.50%, 06/15/27	299	304,834
3.95%, 08/15/29	270	258,847
3.50%, 02/15/30	290	270,093
3.88%, 06/01/30	225	212,637
5.70%, 06/15/34	622	639,241
Trane Technologies Financing Ltd.
3.50%, 03/21/26	200	196,917
3.80%, 03/21/29	560	540,887
5.25%, 03/03/33	400	408,173
5.10%, 06/13/34	155	156,785
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	388,265
Vulcan Materials Co.
3.90%, 04/01/27	129	126,994
3.50%, 06/01/30	400	372,492
		13,317,147
Building Products — 0.8%
Ferguson Enterprises, Inc., 5.00%, 10/03/34	500	485,049
Home Depot, Inc.
3.00%, 04/01/26	910	891,911
5.15%, 06/25/26	705	713,394
2.13%, 09/15/26	671	644,017
4.95%, 09/30/26	566	571,775
2.50%, 04/15/27	660	631,249
2.88%, 04/15/27	525	506,924
4.88%, 06/25/27(a)	445	450,483
2.80%, 09/14/27	671	642,978
0.90%, 03/15/28	408	363,886
1.50%, 09/15/28	755	675,562
3.90%, 12/06/28	700	684,801
4.90%, 04/15/29	250	253,251
2.95%, 06/15/29	1,226	1,143,346
4.75%, 06/25/29	645	649,486
2.70%, 04/15/30	1,051	951,587
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
1.38%, 03/15/31	$875	$ 715,267
4.85%, 06/25/31	595	597,940
1.88%, 09/15/31	671	560,213
3.25%, 04/15/32	734	662,844
4.50%, 09/15/32	944	930,942
4.95%, 06/25/34	1,185	1,186,397
Lowe’s Cos., Inc.
4.80%, 04/01/26	752	753,683
2.50%, 04/15/26	1,091	1,060,671
3.35%, 04/01/27	628	609,876
3.10%, 05/03/27	1,254	1,210,452
1.30%, 04/15/28	699	624,091
1.70%, 09/15/28	752	672,881
6.50%, 03/15/29(a)	260	278,651
3.65%, 04/05/29	1,013	968,512
4.50%, 04/15/30(a)	829	817,504
1.70%, 10/15/30	941	787,981
2.63%, 04/01/31	1,129	989,097
3.75%, 04/01/32	1,129	1,044,361
5.00%, 04/15/33(a)	850	848,859
5.15%, 07/01/33(a)	752	760,542
		26,340,463
Capital Markets — 1.7%
Affiliated Managers Group, Inc.
3.30%, 06/15/30	264	240,148
5.50%, 08/20/34(a)	200	197,030
Ameriprise Financial, Inc.
2.88%, 09/15/26	289	280,800
5.70%, 12/15/28	175	182,330
4.50%, 05/13/32	313	307,591
5.15%, 05/15/33	460	464,835
Apollo Debt Solutions BDC(b)
6.90%, 04/13/29	600	612,611
6.70%, 07/29/31(a)	390	395,148
Apollo Global Management, Inc., 6.38%, 11/15/33	275	299,827
Ares Capital Corp.
3.88%, 01/15/26	829	815,050
2.15%, 07/15/26	450	427,005
7.00%, 01/15/27	482	497,986
2.88%, 06/15/27(a)	179	168,191
2.88%, 06/15/28	868	792,316
5.88%, 03/01/29	650	654,638
5.95%, 07/15/29	565	570,353
3.20%, 11/15/31	563	478,356
Ares Management Corp., 6.38%, 11/10/28	254	267,318
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	122,470
Barings BDC, Inc.
3.30%, 11/23/26	150	142,514
7.00%, 02/15/29	150	152,964
BGC Group, Inc., 6.60%, 06/10/29	125	127,030
Blackstone Private Credit Fund
2.63%, 12/15/26	675	636,001
3.25%, 03/15/27(a)	694	657,572
4.95%, 09/26/27(b)	250	245,546
7.30%, 11/27/28(b)	300	314,672
4.00%, 01/15/29(a)	493	464,331
5.95%, 07/16/29(b)	325	325,833
5.25%, 04/01/30(b)	250	242,075
6.25%, 01/25/31(a)(b)	300	303,267
Blackstone Secured Lending Fund
3.63%, 01/15/26	450	439,889

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Blackstone Secured Lending Fund (continued)
2.75%, 09/16/26	$300	$ 285,797
2.13%, 02/15/27	400	370,242
5.88%, 11/15/27	175	177,093
5.35%, 04/13/28	350	347,509
2.85%, 09/30/28	390	352,266
Blue Owl Capital Corp.
4.25%, 01/15/26	250	246,176
3.40%, 07/15/26	829	798,585
2.63%, 01/15/27	225	210,575
2.88%, 06/11/28(a)	526	474,706
5.95%, 03/15/29	336	337,211
Blue Owl Capital Corp. II, 8.45%, 11/15/26	50	52,079
Blue Owl Capital Corp. III, 3.13%, 04/13/27	130	121,882
Blue Owl Credit Income Corp.
4.70%, 02/08/27	252	245,746
7.75%, 09/16/27	300	312,490
7.95%, 06/13/28	398	419,780
7.75%, 01/15/29	352	370,637
6.60%, 09/15/29(a)(b)	250	252,687
5.80%, 03/15/30(b)	625	607,313
6.65%, 03/15/31	570	573,734
Blue Owl Finance LLC
3.13%, 06/10/31	100	85,566
6.25%, 04/18/34	570	586,148
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	50	46,321
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(b)	400	398,070
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	332,825
Charles Schwab Corp.
0.90%, 03/11/26	921	874,983
1.15%, 05/13/26	843	800,265
5.88%, 08/24/26	736	751,044
3.20%, 03/02/27	478	462,648
2.45%, 03/03/27	943	897,499
3.30%, 04/01/27	350	339,222
3.20%, 01/25/28	525	501,536
2.00%, 03/20/28(a)	1,054	967,025
4.00%, 02/01/29	442	430,771
3.25%, 05/22/29(a)	532	500,916
2.75%, 10/01/29	179	163,131
4.63%, 03/22/30(a)	179	179,174
1.65%, 03/11/31(a)	413	341,775
2.30%, 05/13/31(a)	563	483,669
1.95%, 12/01/31	500	411,672
2.90%, 03/03/32	660	577,511
(1-day SOFR + 1.88%), 6.20%, 11/17/29(d)	956	1,003,319
(1-day SOFR + 2.01%), 6.14%, 08/24/34(d)	1,195	1,267,082
(1-day SOFR + 2.21%), 5.64%, 05/19/29(d)	762	781,256
(1-day SOFR + 2.50%), 5.85%, 05/19/34(d)	956	994,672
CI Financial Corp., 3.20%, 12/17/30	546	462,488
Credit Suisse USA LLC, 7.13%, 07/15/32	300	336,561
Franklin BSP Capital Corp., 7.20%, 06/15/29(b)	200	202,104
Franklin Resources, Inc., 1.60%, 10/30/30	400	331,210
FS KKR Capital Corp.
3.40%, 01/15/26	579	563,372
2.63%, 01/15/27	329	308,721
3.25%, 07/15/27	413	388,535
3.13%, 10/12/28(a)	463	416,542
7.88%, 01/15/29	250	265,346
6.88%, 08/15/29	372	383,148
Security	Par (000)	Value
Capital Markets (continued)
Goldman Sachs BDC, Inc.
2.88%, 01/15/26	$250	$ 243,422
6.38%, 03/11/27	100	102,103
Golub Capital BDC, Inc.
2.50%, 08/24/26	380	359,891
2.05%, 02/15/27	145	133,507
7.05%, 12/05/28	250	259,556
6.00%, 07/15/29	300	300,424
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	300	292,516
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(a)(b)	450	447,647
HPS Corporate Lending Fund(b)
6.75%, 01/30/29	200	203,979
6.25%, 09/30/29(a)	300	300,573
Invesco Finance PLC, 3.75%, 01/15/26	250	246,744
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34(b)	175	169,609
Jefferies Financial Group, Inc.
4.85%, 01/15/27	409	408,744
6.45%, 06/08/27	250	259,542
5.88%, 07/21/28	635	652,373
4.15%, 01/23/30	529	505,848
2.63%, 10/15/31	629	532,908
2.75%, 10/15/32	274	227,504
6.20%, 04/14/34	925	963,803
Lazard Group LLC
4.50%, 09/19/28	200	195,930
4.38%, 03/11/29(a)	479	467,965
6.00%, 03/15/31	219	227,940
Legg Mason, Inc., 4.75%, 03/15/26	256	255,875
LPL Holdings, Inc.
5.70%, 05/20/27	90	91,379
6.75%, 11/17/28	550	579,834
6.00%, 05/20/34	300	305,941
Main Street Capital Corp.
3.00%, 07/14/26	130	124,170
6.50%, 06/04/27	175	176,596
6.95%, 03/01/29	225	230,400
Marex Group PLC, 11/04/29(c)	150	150,242
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(b)	250	248,747
New Mountain Finance Corp.
6.20%, 10/15/27	200	197,720
6.88%, 02/01/29	150	149,641
Nomura Holdings, Inc.
5.71%, 01/09/26	200	201,494
1.65%, 07/14/26	500	472,957
2.33%, 01/22/27	678	640,363
5.59%, 07/02/27	400	405,833
5.39%, 07/06/27	400	403,561
5.84%, 01/18/28	200	204,540
6.07%, 07/12/28	450	465,175
2.17%, 07/14/28	800	720,705
2.71%, 01/22/29(a)	478	434,599
5.61%, 07/06/29	400	408,593
3.10%, 01/16/30	1,035	937,566
2.68%, 07/16/30	510	446,261
2.61%, 07/14/31	650	551,860
3.00%, 01/22/32	450	386,294
6.18%, 01/18/33	600	631,180
6.09%, 07/12/33(a)	300	315,604
5.78%, 07/03/34(a)	655	667,879
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	$150	$ 140,079
7.10%, 02/15/29	200	206,744
Prospect Capital Corp.(a)
3.36%, 11/15/26	393	369,574
3.44%, 10/15/28	225	194,654
Raymond James Financial Inc., 4.65%, 04/01/30	336	335,522
Sixth Street Lending Partners(b)
6.50%, 03/11/29	426	429,066
5.75%, 01/15/30	350	341,216
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	100	103,772
6.13%, 03/01/29	200	200,668
Stifel Financial Corp., 4.00%, 05/15/30	218	205,442
TPG Operating Group II LP, 5.88%, 03/05/34	326	337,049
Voya Financial, Inc.
3.65%, 06/15/26	288	282,646
5.00%, 09/20/34	185	178,531
		57,850,832
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/27	342	321,072
4.60%, 02/08/29	550	551,165
2.05%, 05/15/30	623	543,122
4.75%, 02/08/31(a)	486	486,755
4.80%, 03/03/33	400	398,746
4.85%, 02/08/34(a)	872	865,902
Albemarle Corp.
4.65%, 06/01/27	400	397,284
5.05%, 06/01/32(a)	300	291,869
Cabot Corp.
4.00%, 07/01/29	93	89,934
5.00%, 06/30/32	100	98,983
Celanese U.S. Holdings LLC
1.40%, 08/05/26	130	122,182
6.17%, 07/15/27	1,200	1,227,112
6.35%, 11/15/28	645	667,544
6.33%, 07/15/29	410	424,240
6.55%, 11/15/30	556	582,365
6.38%, 07/15/32(a)	620	642,668
6.70%, 11/15/33(a)	615	653,427
CF Industries, Inc., 5.15%, 03/15/34	542	531,067
Dow Chemical Co.
4.80%, 11/30/28	475	475,946
7.38%, 11/01/29	500	553,474
2.10%, 11/15/30(a)	450	385,495
6.30%, 03/15/33(a)	462	498,271
5.15%, 02/15/34(a)	400	398,068
4.25%, 10/01/34	350	325,738
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,062	1,058,749
4.73%, 11/15/28	1,291	1,290,237
Eastman Chemical Co.
4.50%, 12/01/28	179	176,613
5.00%, 08/01/29	440	441,433
5.75%, 03/08/33	360	369,186
5.63%, 02/20/34	410	414,065
Ecolab, Inc.
2.70%, 11/01/26	500	482,802
1.65%, 02/01/27	370	347,945
3.25%, 12/01/27(a)	179	172,428
Security	Par (000)	Value
Chemicals (continued)
Ecolab, Inc. (continued)
5.25%, 01/15/28(a)	$404	$ 412,883
4.80%, 03/24/30	413	414,983
1.30%, 01/30/31	490	400,503
2.13%, 02/01/32(a)	329	276,590
EIDP, Inc.
4.50%, 05/15/26	350	349,451
2.30%, 07/15/30	274	240,959
4.80%, 05/15/33(a)	350	344,479
FMC Corp.
5.15%, 05/18/26	220	220,639
3.20%, 10/01/26	100	96,726
3.45%, 10/01/29	305	280,669
5.65%, 05/18/33(a)	370	372,342
Huntsman International LLC
4.50%, 05/01/29	300	288,215
2.95%, 06/15/31	120	101,428
5.70%, 10/15/34	200	194,161
International Flavors & Fragrances, Inc., 4.45%, 09/26/28(a)	263	258,882
Linde, Inc.
4.70%, 12/05/25	200	200,262
3.20%, 01/30/26	163	160,630
1.10%, 08/10/30	383	316,756
LYB International Finance II BV, 3.50%, 03/02/27	380	368,989
LYB International Finance III LLC
2.25%, 10/01/30	384	329,724
5.63%, 05/15/33(a)	220	225,518
5.50%, 03/01/34	425	427,010
Mosaic Co.
4.05%, 11/15/27	419	410,699
5.38%, 11/15/28(a)	200	203,470
5.45%, 11/15/33(a)	272	272,630
NewMarket Corp., 2.70%, 03/18/31	294	253,143
Nutrien Ltd.
5.95%, 11/07/25	350	354,959
4.00%, 12/15/26	213	209,486
5.20%, 06/21/27(a)	300	304,005
4.90%, 03/27/28	460	462,854
4.20%, 04/01/29	300	292,725
2.95%, 05/13/30	179	162,589
5.40%, 06/21/34(a)	400	401,919
PPG Industries, Inc.
1.20%, 03/15/26	346	329,551
3.75%, 03/15/28	500	485,502
2.80%, 08/15/29	129	117,782
Rohm and Haas Co., 7.85%, 07/15/29	400	444,107
RPM International, Inc.
3.75%, 03/15/27	330	322,118
4.55%, 03/01/29	290	286,997
2.95%, 01/15/32	159	138,806
Sherwin-Williams Co.
3.95%, 01/15/26	413	409,401
3.45%, 06/01/27	963	934,686
4.55%, 03/01/28	400	398,530
2.95%, 08/15/29	512	471,448
2.30%, 05/15/30	350	306,981
4.80%, 09/01/31	150	148,683
2.20%, 03/15/32	211	176,398

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Westlake Corp.
3.60%, 08/15/26	$413	$ 404,253
3.38%, 06/15/30	225	207,333
		31,478,741
Commercial Services & Supplies — 0.9%
Automatic Data Processing, Inc.
1.70%, 05/15/28	774	706,349
1.25%, 09/01/30(a)	705	586,325
4.45%, 09/09/34	325	314,395
Block Financial LLC
2.50%, 07/15/28	273	249,465
3.88%, 08/15/30	379	354,126
Cintas Corp. No. 2
3.70%, 04/01/27	547	537,258
4.00%, 05/01/32	350	332,097
Cornell University, 4.84%, 06/15/34	350	349,651
Emory University, Series 2020, 2.14%, 09/01/30	250	218,686
Equifax, Inc.
2.60%, 12/15/25	300	292,744
5.10%, 12/15/27	400	403,154
5.10%, 06/01/28	524	527,341
4.80%, 09/15/29	250	247,636
3.10%, 05/15/30	354	322,282
2.35%, 09/15/31	829	697,559
GATX Corp.
3.25%, 09/15/26(a)	620	604,016
5.40%, 03/15/27	55	55,768
3.85%, 03/30/27	413	402,735
4.55%, 11/07/28	400	394,424
4.70%, 04/01/29	179	177,607
4.00%, 06/30/30	250	236,552
1.90%, 06/01/31	159	130,030
3.50%, 06/01/32	350	310,970
4.90%, 03/15/33	215	207,586
5.45%, 09/15/33	300	302,053
6.05%, 03/15/34	400	418,953
6.90%, 05/01/34	250	276,530
Global Payments, Inc.
1.20%, 03/01/26	772	736,433
4.80%, 04/01/26	563	562,031
2.15%, 01/15/27	404	381,619
4.95%, 08/15/27	275	275,973
4.45%, 06/01/28	350	343,827
3.20%, 08/15/29	877	807,182
5.30%, 08/15/29	520	524,348
2.90%, 05/15/30(a)	504	450,235
2.90%, 11/15/31	371	320,186
5.40%, 08/15/32(a)	585	587,890
GXO Logistics, Inc.
1.65%, 07/15/26	129	122,175
6.25%, 05/06/29	400	413,025
2.65%, 07/15/31(a)	219	187,823
6.50%, 05/06/34	400	415,741
Johns Hopkins University, Series A, 4.71%, 07/01/32(a)	125	124,253
Leland Stanford Junior University, 1.29%, 06/01/27	50	46,292
Moody’s Corp.
3.25%, 01/15/28	396	381,762
4.25%, 02/01/29	129	126,965
2.00%, 08/19/31	222	186,108
4.25%, 08/08/32	350	334,838
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Moody’s Corp. (continued)
5.00%, 08/05/34(a)	$325	$ 322,985
PayPal Holdings, Inc.
2.65%, 10/01/26	829	801,143
3.90%, 06/01/27	350	345,732
2.85%, 10/01/29	856	787,909
2.30%, 06/01/30	652	574,665
4.40%, 06/01/32	430	417,603
5.15%, 06/01/34	375	377,824
Quanta Services, Inc.
4.75%, 08/09/27	325	324,201
2.90%, 10/01/30	493	443,207
2.35%, 01/15/32	200	167,684
5.25%, 08/09/34(a)	425	421,112
RELX Capital, Inc.
4.00%, 03/18/29	697	678,129
3.00%, 05/22/30	450	410,979
4.75%, 05/20/32(a)	210	208,380
S&P Global, Inc.
2.95%, 01/22/27(a)	348	336,697
2.45%, 03/01/27	966	921,601
4.75%, 08/01/28	329	330,326
2.70%, 03/01/29	958	884,371
4.25%, 05/01/29	429	421,424
2.50%, 12/01/29(a)	239	215,608
1.25%, 08/15/30(a)	355	294,304
2.90%, 03/01/32	1,102	970,588
5.25%, 09/15/33	521	533,109
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	350	297,087
UL Solutions, Inc., 6.50%, 10/20/28(a)(b)	150	157,431
Verisk Analytics, Inc.
4.13%, 03/15/29	413	403,751
5.75%, 04/01/33	285	298,126
5.25%, 06/05/34	496	496,914
Yale University, Series 2020, 1.48%, 04/15/30	98	83,623
		29,911,511
Communications Equipment — 0.0%
Juniper Networks, Inc.
1.20%, 12/10/25	262	251,371
3.75%, 08/15/29	413	389,998
2.00%, 12/10/30	250	208,185
		849,554
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	300	312,719
5.90%, 03/01/33	265	271,487
MasTec, Inc., 5.90%, 06/15/29	150	153,399
		737,605
Consumer Finance — 1.4%
American Express Co.
4.20%, 11/06/25(a)	450	448,532
4.90%, 02/13/26	1,000	1,004,218
3.13%, 05/20/26	677	662,822
1.65%, 11/04/26	829	782,224
2.55%, 03/04/27	1,385	1,322,441
3.30%, 05/03/27	1,309	1,268,521
5.85%, 11/05/27	1,190	1,230,637
4.05%, 05/03/29	709	693,640
(1-day SOFR + 0.93%), 5.04%, 07/26/28(d)	370	372,289
(1-day SOFR + 0.97%), 5.39%, 07/28/27(d)	851	859,903
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
(1-day SOFR + 1.00%), 5.10%, 02/16/28(d)	$946	$ 953,045
(1-day SOFR + 1.42%), 5.28%, 07/26/35(d)	1,280	1,282,245
(1-day SOFR + 1.63%), 5.92%, 04/25/35(d)	200	206,603
(1-day SOFR + 1.76%), 4.42%, 08/03/33(d)	722	693,688
(1-day SOFR + 1.84%), 5.04%, 05/01/34(d)	800	797,936
(1-day SOFR + 1.93%), 5.63%, 07/28/34(d)	300	304,915
(1-day SOFR + 1.94%), 6.49%, 10/30/31(d)	708	761,760
(1-day SOFR + 2.26%), 4.99%, 05/26/33(d)	300	296,293
(1-day SOFR Index + 0.75%), 5.65%, 04/23/27(d)	1,062	1,075,451
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(d)	844	865,109
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(d)	1,063	1,079,683
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	26,454
Capital One Financial Corp.
3.75%, 07/28/26	900	880,880
3.75%, 03/09/27	757	739,656
3.65%, 05/11/27	409	398,675
3.80%, 01/31/28	829	801,374
(1-day SOFR + 0.86%), 1.88%, 11/02/27(d)	829	781,556
(1-day SOFR + 1.27%), 2.62%, 11/02/32(d)	413	344,900
(1-day SOFR + 1.34%), 2.36%, 07/29/32(d)	829	668,207
(1-day SOFR + 1.56%), 5.46%, 07/26/30(d)	250	252,206
(1-day SOFR + 1.79%), 3.27%, 03/01/30(d)	992	919,327
(1-day SOFR + 1.91%), 5.70%, 02/01/30(d)	668	680,688
(1-day SOFR + 1.99%), 5.88%, 07/26/35(d)	700	711,019
(1-day SOFR + 2.06%), 4.93%, 05/10/28(d)	1,034	1,035,127
(1-day SOFR + 2.08%), 5.47%, 02/01/29(d)	667	675,017
(1-day SOFR + 2.26%), 6.05%, 02/01/35(a)(d)	590	606,369
(1-day SOFR + 2.37%), 5.27%, 05/10/33(a)(d)	650	639,840
(1-day SOFR + 2.44%), 7.15%, 10/29/27(d)	250	260,806
(1-day SOFR + 2.60%), 5.25%, 07/26/30(d)	714	713,455
(1-day SOFR + 2.60%), 5.82%, 02/01/34(d)	701	710,619
(1-day SOFR + 2.64%), 6.31%, 06/08/29(d)	1,065	1,105,879
(1-day SOFR + 2.86%), 6.38%, 06/08/34(d)	1,055	1,105,486
(1-day SOFR + 3.07%), 7.62%, 10/30/31(d)	1,126	1,251,111
Discover Financial Services
4.50%, 01/30/26	400	397,732
4.10%, 02/09/27	400	393,192
6.70%, 11/29/32	500	537,939
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(d)	575	659,745
Mastercard, Inc.
2.95%, 11/21/26	400	389,095
3.30%, 03/26/27	653	636,993
4.10%, 01/15/28	215	213,266
3.50%, 02/26/28	179	173,919
4.88%, 03/09/28	410	415,933
2.95%, 06/01/29	743	696,421
3.35%, 03/26/30	1,002	941,284
1.90%, 03/15/31	425	363,196
2.00%, 11/18/31	656	551,885
4.35%, 01/15/32	300	292,089
4.85%, 03/09/33(a)	656	658,148
4.88%, 05/09/34	874	873,641
4.55%, 01/15/35(a)	260	252,125
Synchrony Financial
3.70%, 08/04/26	200	195,088
3.95%, 12/01/27	479	460,073
5.15%, 03/19/29	413	406,541
2.88%, 10/28/31	508	423,553
Security	Par (000)	Value
Consumer Finance (continued)
Synchrony Financial (continued)
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(a)(d)	$300	$ 304,270
Visa, Inc.
3.15%, 12/14/25	2,296	2,264,394
1.90%, 04/15/27	1,049	989,798
0.75%, 08/15/27(a)	350	318,605
2.75%, 09/15/27	609	585,045
2.05%, 04/15/30	917	806,897
1.10%, 02/15/31	698	569,938
Western Union Co.
1.35%, 03/15/26	347	329,990
2.75%, 03/15/31	95	81,173
		48,452,574
Consumer Staples Distribution & Retail — 0.6%
Best Buy Co., Inc.
4.45%, 10/01/28	250	247,076
1.95%, 10/01/30	236	200,605
Costco Wholesale Corp.
3.00%, 05/18/27	657	636,642
1.38%, 06/20/27	956	884,401
1.60%, 04/20/30	1,243	1,063,660
1.75%, 04/20/32	733	600,174
Dollar General Corp.
4.15%, 11/01/25	306	303,568
3.88%, 04/15/27(a)	350	342,345
4.63%, 11/01/27	270	267,798
4.13%, 05/01/28	300	292,136
5.20%, 07/05/28(a)	140	141,056
3.50%, 04/03/30(a)	626	576,642
5.00%, 11/01/32(a)	355	342,118
5.45%, 07/05/33(a)	630	623,964
Dollar Tree, Inc.
4.20%, 05/15/28	693	672,568
2.65%, 12/01/31	413	345,577
Target Corp.
2.50%, 04/15/26	613	599,510
1.95%, 01/15/27	672	638,414
3.38%, 04/15/29	829	792,088
2.35%, 02/15/30	811	724,792
2.65%, 09/15/30	161	144,877
4.50%, 09/15/32(a)	672	659,527
4.40%, 01/15/33	250	243,523
4.50%, 09/15/34	325	314,690
Walmart, Inc.
4.00%, 04/15/26	270	268,683
3.05%, 07/08/26	350	342,859
1.05%, 09/17/26	656	618,222
5.88%, 04/05/27	256	265,248
3.95%, 09/09/27	550	544,913
3.90%, 04/15/28	320	315,659
3.70%, 06/26/28	874	856,332
1.50%, 09/22/28	739	665,114
3.25%, 07/08/29(a)	400	383,318
7.55%, 02/15/30	278	319,889
4.00%, 04/15/30	342	336,260
1.80%, 09/22/31	1,182	998,169
4.15%, 09/09/32(a)	762	744,125
4.10%, 04/15/33	1,000	966,808
		19,283,350

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging — 0.3%
Amcor Finance USA, Inc.
3.63%, 04/28/26	$350	$ 343,645
4.50%, 05/15/28	272	267,146
5.63%, 05/26/33(a)	220	225,178
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	405	355,816
2.69%, 05/25/31	437	378,345
Amcor Group Finance PLC, 5.45%, 05/23/29	350	354,904
AptarGroup, Inc., 3.60%, 03/15/32	50	44,942
Berry Global, Inc.
1.57%, 01/15/26	829	795,691
1.65%, 01/15/27	413	384,822
5.50%, 04/15/28	350	354,211
5.80%, 06/15/31(b)	750	757,931
5.65%, 01/15/34(b)	424	423,735
Packaging Corp. of America
3.40%, 12/15/27	350	336,923
3.00%, 12/15/29	388	356,012
5.70%, 12/01/33(a)	220	227,982
Smurfit Kappa Treasury ULC(b)
5.20%, 01/15/30	400	403,339
5.44%, 04/03/34	600	603,248
Sonoco Products Co.
4.45%, 09/01/26	100	99,346
2.25%, 02/01/27	88	83,097
4.60%, 09/01/29	125	121,823
3.13%, 05/01/30(a)	277	251,831
2.85%, 02/01/32(a)	179	153,055
5.00%, 09/01/34(a)	455	435,870
WestRock MWV LLC, 8.20%, 01/15/30	26	29,730
WRKCo, Inc.
4.65%, 03/15/26	320	318,574
3.38%, 09/15/27	413	396,883
4.00%, 03/15/28	323	314,007
3.90%, 06/01/28	264	254,676
4.90%, 03/15/29(a)	829	826,546
4.20%, 06/01/32	288	272,193
3.00%, 06/15/33(a)	450	381,833
		10,553,334
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	488	497,300
6.25%, 06/15/33(a)	350	361,208
WW Grainger, Inc., 4.45%, 09/15/34	280	271,403
		1,129,911
Diversified REITs — 2.0%
Agree LP
2.00%, 06/15/28	258	232,704
2.90%, 10/01/30	258	228,254
4.80%, 10/01/32	200	193,351
5.63%, 06/15/34	334	339,225
American Assets Trust LP
3.38%, 02/01/31	272	235,354
6.15%, 10/01/34	300	300,813
American Tower Corp.
4.40%, 02/15/26	308	306,467
1.60%, 04/15/26	421	401,998
1.45%, 09/15/26	191	179,899
3.38%, 10/15/26	675	658,495
2.75%, 01/15/27(a)	359	344,004
3.13%, 01/15/27	270	260,624
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
3.65%, 03/15/27	$493	$ 480,721
3.55%, 07/15/27	500	484,193
3.60%, 01/15/28	500	481,644
1.50%, 01/31/28	243	219,095
5.50%, 03/15/28	290	295,393
5.25%, 07/15/28	494	499,773
5.80%, 11/15/28	420	433,249
5.20%, 02/15/29	600	606,489
3.95%, 03/15/29	413	397,167
3.80%, 08/15/29	1,063	1,011,571
2.90%, 01/15/30	447	404,675
2.10%, 06/15/30	609	522,856
1.88%, 10/15/30	399	335,147
2.70%, 04/15/31	496	431,515
2.30%, 09/15/31	591	495,295
4.05%, 03/15/32(a)	366	341,971
5.65%, 03/15/33	606	620,526
5.55%, 07/15/33	524	533,190
5.90%, 11/15/33	500	520,770
5.45%, 02/15/34(a)	400	404,773
Americold Realty Operating Partnership LP, 5.41%, 09/12/34	125	121,891
Brixmor Operating Partnership LP
4.13%, 06/15/26	463	456,819
3.90%, 03/15/27	256	249,529
2.25%, 04/01/28	270	245,935
4.13%, 05/15/29	580	557,154
4.05%, 07/01/30	400	378,711
2.50%, 08/16/31	415	351,132
5.50%, 02/15/34	125	125,115
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	182,571
Brookfield Capital Finance LLC, 6.09%, 06/14/33	250	262,149
Brookfield Finance, Inc.
4.25%, 06/02/26(a)	179	177,880
3.90%, 01/25/28	919	895,119
4.85%, 03/29/29	700	699,390
4.35%, 04/15/30	413	400,701
2.72%, 04/15/31	193	168,695
6.35%, 01/05/34	450	481,603
Crown Castle, Inc.
4.45%, 02/15/26	350	348,265
3.70%, 06/15/26	209	205,234
1.05%, 07/15/26	659	618,674
4.00%, 03/01/27	321	315,206
2.90%, 03/15/27	430	411,521
3.65%, 09/01/27	600	580,645
5.00%, 01/11/28	645	645,749
3.80%, 02/15/28	1,409	1,361,275
4.80%, 09/01/28	220	218,787
4.30%, 02/15/29	450	437,465
5.60%, 06/01/29	425	435,866
4.90%, 09/01/29	260	257,937
3.10%, 11/15/29	400	365,509
3.30%, 07/01/30	300	273,521
2.25%, 01/15/31	705	595,954
2.10%, 04/01/31	593	493,739
2.50%, 07/15/31	500	423,196
5.10%, 05/01/33	575	566,979
5.80%, 03/01/34	600	616,343
5.20%, 09/01/34	325	318,732
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Digital Realty Trust LP
3.70%, 08/15/27	$829	$ 806,076
5.55%, 01/15/28	685	699,411
4.45%, 07/15/28	350	345,373
3.60%, 07/01/29(a)	620	588,279
EPR Properties
4.75%, 12/15/26	225	222,896
4.50%, 06/01/27	225	220,569
4.95%, 04/15/28	225	221,218
3.75%, 08/15/29	225	207,138
3.60%, 11/15/31	250	219,686
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	626	635,850
Equinix, Inc.
1.45%, 05/15/26	283	269,730
2.90%, 11/18/26(a)	446	430,882
1.80%, 07/15/27	372	344,907
1.55%, 03/15/28	545	491,355
2.00%, 05/15/28	308	279,842
3.20%, 11/18/29	892	823,700
2.15%, 07/15/30	817	704,891
2.50%, 05/15/31	819	705,242
3.90%, 04/15/32	800	746,470
Federal Realty OP LP
3.25%, 07/15/27	259	247,979
5.38%, 05/01/28	160	161,908
3.50%, 06/01/30	218	200,157
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26	752	752,296
5.75%, 06/01/28	340	345,063
5.30%, 01/15/29	829	827,054
4.00%, 01/15/30	567	528,080
4.00%, 01/15/31	400	366,988
3.25%, 01/15/32	450	388,516
6.75%, 12/01/33	309	329,220
5.63%, 09/15/34	545	538,143
Hercules Capital, Inc., 3.38%, 01/20/27	130	123,164
Host Hotels & Resorts LP
5.70%, 07/01/34	400	399,515
Series F, 4.50%, 02/01/26	286	283,964
Series H, 3.38%, 12/15/29	405	370,629
Series I, 3.50%, 09/15/30	450	407,180
Series J, 2.90%, 12/15/31	329	280,375
Kimco Realty OP LLC
2.80%, 10/01/26	413	398,425
3.80%, 04/01/27	250	244,676
1.90%, 03/01/28	266	242,287
2.70%, 10/01/30	350	311,352
2.25%, 12/01/31	163	136,409
3.20%, 04/01/32	500	442,204
4.60%, 02/01/33	260	250,703
6.40%, 03/01/34	325	352,715
Kite Realty Group LP, 4.95%, 12/15/31	200	196,213
Kite Realty Group Trust, 4.75%, 09/15/30	200	195,312
LXP Industrial Trust
6.75%, 11/15/28	250	262,398
2.70%, 09/15/30	256	221,366
2.38%, 10/01/31	300	244,004
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	245	205,574
5.75%, 07/15/34	175	177,605
Security	Par (000)	Value
Diversified REITs (continued)
Phillips Edison Grocery Center Operating Partnership I LP (continued)
4.95%, 01/15/35(a)	$80	$ 76,375
Prologis LP
3.25%, 06/30/26	413	404,805
3.25%, 10/01/26(a)	266	260,116
2.13%, 04/15/27	350	330,659
3.38%, 12/15/27	316	305,739
4.88%, 06/15/28	527	531,567
3.88%, 09/15/28	250	243,261
4.00%, 09/15/28	200	195,538
4.38%, 02/01/29	261	258,459
2.88%, 11/15/29	308	283,062
2.25%, 04/15/30	703	618,745
1.75%, 07/01/30	243	206,238
1.25%, 10/15/30(a)	628	516,224
1.75%, 02/01/31	191	159,958
1.63%, 03/15/31	282	231,572
2.25%, 01/15/32	210	176,382
4.63%, 01/15/33(a)	465	455,062
4.75%, 06/15/33	505	495,495
5.13%, 01/15/34	506	506,343
5.00%, 03/15/34	671	664,024
Rayonier LP, 2.75%, 05/17/31	241	206,815
Regency Centers LP
3.60%, 02/01/27	350	340,864
4.13%, 03/15/28	254	248,405
2.95%, 09/15/29	179	164,181
3.70%, 06/15/30	413	387,310
5.25%, 01/15/34	250	251,132
5.10%, 01/15/35	110	108,410
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28	50	52,814
Rexford Industrial Realty LP
5.00%, 06/15/28	120	119,903
2.13%, 12/01/30	219	184,329
2.15%, 09/01/31(a)	218	179,941
Safehold GL Holdings LLC
2.80%, 06/15/31	129	110,621
6.10%, 04/01/34	195	200,809
Store Capital LLC
4.50%, 03/15/28	300	290,740
2.75%, 11/18/30	250	213,395
2.70%, 12/01/31	413	340,136
Sun Communities Operating LP
2.30%, 11/01/28	231	207,550
5.50%, 01/15/29	350	353,282
2.70%, 07/15/31	357	303,791
4.20%, 04/15/32	329	302,685
5.70%, 01/15/33	250	251,254
VICI Properties LP
4.75%, 02/15/28	868	859,939
4.95%, 02/15/30(a)	776	761,333
5.13%, 05/15/32	1,230	1,204,504
5.75%, 04/01/34(a)	300	304,527
Weyerhaeuser Co.
4.75%, 05/15/26	564	563,752
4.00%, 11/15/29	541	519,015
4.00%, 04/15/30	500	478,713
7.38%, 03/15/32	403	456,065
3.38%, 03/09/33(a)	250	221,425

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
WP Carey, Inc.
3.85%, 07/15/29(a)	$393	$ 375,748
2.40%, 02/01/31	304	259,680
2.45%, 02/01/32	250	208,354
2.25%, 04/01/33	258	204,585
5.38%, 06/30/34	200	200,096
		66,196,908
Diversified Telecommunication Services — 2.0%
AT&T, Inc.
5.54%, 02/20/26	1,406	1,406,413
1.70%, 03/25/26	2,366	2,270,326
3.80%, 02/15/27	450	441,579
4.25%, 03/01/27	1,174	1,165,502
2.30%, 06/01/27	1,350	1,275,311
1.65%, 02/01/28	1,150	1,044,928
4.10%, 02/15/28	928	911,745
4.35%, 03/01/29	1,818	1,792,218
4.30%, 02/15/30	1,904	1,853,164
2.75%, 06/01/31	1,809	1,589,224
2.25%, 02/01/32	1,400	1,164,905
2.55%, 12/01/33	3,006	2,447,149
5.40%, 02/15/34	1,700	1,726,324
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32(a)	413	339,822
5.10%, 05/11/33(a)	592	585,319
5.20%, 02/15/34	300	298,351
British Telecommunications PLC
5.13%, 12/04/28	478	482,467
9.63%, 12/15/30	2,026	2,490,379
Cisco Systems, Inc.
4.90%, 02/26/26	505	508,401
2.95%, 02/28/26	293	287,479
2.50%, 09/20/26	1,097	1,061,948
4.80%, 02/26/27	1,200	1,210,274
4.85%, 02/26/29	1,800	1,822,410
4.95%, 02/26/31	1,327	1,344,576
5.05%, 02/26/34	1,828	1,858,615
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,534	2,980,862
9.25%, 06/01/32	362	453,582
Koninklijke KPN NV, 8.38%, 10/01/30(a)	350	409,278
Motorola Solutions, Inc.
4.60%, 02/23/28	413	411,315
5.00%, 04/15/29	200	201,534
4.60%, 05/23/29	399	395,314
2.30%, 11/15/30	638	548,403
2.75%, 05/24/31	550	480,547
5.60%, 06/01/32	368	379,322
5.40%, 04/15/34	600	607,651
Nokia OYJ, 4.38%, 06/12/27	350	343,334
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,555,653
8.75%, 03/15/32	1,600	1,934,446
Telefonica Emisiones SA, 4.10%, 03/08/27	615	606,246
Telefonica Europe BV, 8.25%, 09/15/30	775	892,081
TELUS Corp.
2.80%, 02/16/27	400	381,881
3.70%, 09/15/27	400	387,932
3.40%, 05/13/32	360	320,970
Verizon Communications, Inc.
0.85%, 11/20/25(a)	919	884,092
1.45%, 03/20/26	1,171	1,121,723
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
2.63%, 08/15/26	$1,141	$ 1,102,699
4.13%, 03/16/27	2,325	2,297,216
3.00%, 03/22/27	700	674,609
2.10%, 03/22/28	1,832	1,682,078
4.33%, 09/21/28	2,683	2,645,952
3.88%, 02/08/29	759	734,328
4.02%, 12/03/29	2,589	2,489,855
3.15%, 03/22/30	829	761,174
1.50%, 09/18/30	450	374,566
1.68%, 10/30/30	819	680,668
7.75%, 12/01/30	367	421,868
1.75%, 01/20/31	1,373	1,138,708
2.55%, 03/21/31	2,423	2,103,171
2.36%, 03/15/32	3,006	2,508,243
5.05%, 05/09/33	729	729,893
4.50%, 08/10/33	1,304	1,241,159
		68,261,182
Electric Utilities — 5.6%
AEP Texas, Inc.
3.95%, 06/01/28	413	400,676
5.45%, 05/15/29	225	229,621
4.70%, 05/15/32	480	467,725
5.40%, 06/01/33	445	446,148
5.70%, 05/15/34	225	229,266
Series I, 2.10%, 07/01/30(a)	600	516,473
AEP Transmission Co. LLC
3.10%, 12/01/26	413	400,940
5.15%, 04/01/34	295	295,741
AES Corp.
1.38%, 01/15/26	829	793,994
5.45%, 06/01/28	570	575,181
2.45%, 01/15/31	863	726,475
Alabama Power Co.
3.75%, 09/01/27	300	294,750
3.05%, 03/15/32	600	532,383
3.94%, 09/01/32(a)	300	281,922
5.85%, 11/15/33	125	132,151
Series 2020-A, 1.45%, 09/15/30(a)	483	402,588
Ameren Corp.
3.65%, 02/15/26	256	252,168
5.70%, 12/01/26	300	305,361
1.95%, 03/15/27	637	597,577
1.75%, 03/15/28	300	271,391
5.00%, 01/15/29	512	514,539
3.50%, 01/15/31	829	765,122
Ameren Illinois Co.
3.85%, 09/01/32	200	185,729
4.95%, 06/01/33(a)	250	249,315
American Electric Power Co., Inc.
5.75%, 11/01/27	400	411,655
3.20%, 11/13/27	260	249,024
5.20%, 01/15/29	775	785,210
2.30%, 03/01/30	525	459,420
5.95%, 11/01/32	200	209,929
5.63%, 03/01/33	678	692,605
Series J, 4.30%, 12/01/28(a)	413	405,480
Series N, 1.00%, 11/01/25	413	397,732
Appalachian Power Co.
5.65%, 04/01/34	225	230,015
Series AA, 2.70%, 04/01/31	250	217,800
Series BB, 4.50%, 08/01/32	400	383,130
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co.
2.60%, 08/15/29	$413	$ 375,019
2.20%, 12/15/31	129	106,695
6.35%, 12/15/32	300	321,633
5.55%, 08/01/33	375	379,944
5.70%, 08/15/34	200	204,915
Atlantic City Electric Co., 2.30%, 03/15/31	200	171,553
Avangrid, Inc., 3.80%, 06/01/29(a)	500	477,238
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	124,376
2.25%, 06/15/31	239	204,689
5.30%, 06/01/34	175	177,712
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	413	395,056
3.70%, 07/15/30	733	695,823
1.65%, 05/15/31	699	577,158
Black Hills Corp.
3.95%, 01/15/26	130	128,373
5.95%, 03/15/28	200	206,412
3.05%, 10/15/29	342	313,409
2.50%, 06/15/30	50	43,620
4.35%, 05/01/33(a)	220	204,161
6.15%, 05/15/34	250	261,976
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	422,835
4.95%, 04/01/33	560	555,083
5.15%, 03/01/34	160	160,651
03/01/35(c)	85	84,745
Series AE, 2.35%, 04/01/31	332	285,346
Series AG, 3.00%, 03/01/32	262	229,790
Series AI, 4.45%, 10/01/32	414	399,897
Series K2, 6.95%, 03/15/33	273	306,398
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	148,177
5.25%, 08/10/26	150	151,133
5.40%, 06/01/29	576	586,188
2.95%, 03/01/30	179	161,450
2.65%, 06/01/31	670	580,720
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	404,192
CMS Energy Corp.
3.00%, 05/15/26	252	244,760
3.45%, 08/15/27(a)	129	124,757
(5-year CMT + 2.90%), 3.75%, 12/01/50(a)(d)	250	218,078
(5-year CMT + 4.12%), 4.75%, 06/01/50(d)	300	288,458
Commonwealth Edison Co.
2.55%, 06/15/26	163	157,866
3.70%, 08/15/28(a)	413	398,936
4.90%, 02/01/33(a)	320	319,488
5.30%, 06/01/34	335	341,792
Connecticut Light and Power Co.
4.65%, 01/01/29	200	199,724
4.90%, 07/01/33	150	148,902
4.95%, 08/15/34(a)	200	198,150
Series A, 3.20%, 03/15/27	413	400,750
Series A, 2.05%, 07/01/31	660	555,438
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(a)	413	401,239
2.40%, 06/15/31	829	719,913
5.20%, 03/01/33	200	203,633
5.50%, 03/15/34	300	311,328
5.38%, 05/15/34	200	205,156
Series 20A, 3.35%, 04/01/30	193	180,653
Series D, 4.00%, 12/01/28	413	403,496
Security	Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC
5.60%, 03/01/28	$530	$ 543,799
5.80%, 03/01/33	200	207,650
6.13%, 01/15/34	325	346,268
Consumers Energy Co.
4.65%, 03/01/28(a)	250	250,653
3.80%, 11/15/28	200	193,658
4.90%, 02/15/29	290	292,742
4.60%, 05/30/29	377	376,218
4.70%, 01/15/30	155	155,021
3.60%, 08/15/32	255	233,941
4.63%, 05/15/33	610	599,467
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	201,935
Series A, 2.30%, 12/01/31	130	109,408
Dominion Energy, Inc.
4.25%, 06/01/28	250	246,345
5.38%, 11/15/32	500	508,785
Series A, 1.45%, 04/15/26	580	552,972
Series A, 4.35%, 08/15/32	500	475,897
Series C, 3.38%, 04/01/30	1,093	1,011,883
Series C, 2.25%, 08/15/31	388	326,533
Series F, 5.25%, 08/01/33	1,100	1,099,107
DTE Electric Co.
4.85%, 12/01/26	396	399,631
2.25%, 03/01/30	428	378,548
5.20%, 04/01/33(a)	300	304,599
5.20%, 03/01/34	275	278,476
Series A, 1.90%, 04/01/28	413	378,259
Series A, 3.00%, 03/01/32	279	248,436
Series C, 2.63%, 03/01/31	300	265,488
DTE Energy Co.
2.85%, 10/01/26	276	266,734
4.95%, 07/01/27	475	477,604
4.88%, 06/01/28(a)	500	500,709
5.10%, 03/01/29	450	453,567
2.95%, 03/01/30	79	71,244
5.85%, 06/01/34	550	571,255
Series C, 3.40%, 06/15/29(a)	581	544,273
Duke Energy Carolinas LLC
2.95%, 12/01/26	430	417,225
3.95%, 11/15/28	450	438,920
2.45%, 08/15/29	400	362,382
2.45%, 02/01/30	329	294,082
2.55%, 04/15/31	225	196,390
2.85%, 03/15/32	458	401,092
4.95%, 01/15/33	1,335	1,329,757
4.85%, 01/15/34(a)	400	394,815
Series A, 6.00%, 12/01/28(a)	413	433,079
Duke Energy Corp.
5.00%, 12/08/25	65	65,144
2.65%, 09/01/26(a)	1,207	1,164,863
4.85%, 01/05/27	200	200,942
3.15%, 08/15/27	413	396,321
5.00%, 12/08/27	210	211,548
4.30%, 03/15/28	584	575,694
4.85%, 01/05/29	546	546,131
3.40%, 06/15/29	388	364,697
2.45%, 06/01/30	684	600,762
2.55%, 06/15/31	829	712,644
4.50%, 08/15/32(a)	746	716,512
5.75%, 09/15/33	375	389,150
5.45%, 06/15/34	631	638,157

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
(5-year CMT + 2.32%), 3.25%, 01/15/82(d)	$516	$ 477,673
Duke Energy Florida LLC
3.20%, 01/15/27	400	389,163
3.80%, 07/15/28	422	411,085
2.50%, 12/01/29	614	553,481
1.75%, 06/15/30	388	331,022
2.40%, 12/15/31	679	577,675
5.88%, 11/15/33	501	531,031
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	177,738
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	131,932
Duke Energy Progress LLC
3.70%, 09/01/28	300	290,368
3.45%, 03/15/29	413	394,195
2.00%, 08/15/31(a)	426	356,939
3.40%, 04/01/32	313	285,038
5.25%, 03/15/33	120	122,095
5.10%, 03/15/34	800	805,863
Edison International
5.75%, 06/15/27	470	479,520
4.13%, 03/15/28	446	435,268
5.25%, 11/15/28	730	735,380
5.45%, 06/15/29	300	305,098
6.95%, 11/15/29	245	264,692
03/15/32(c)	90	89,764
Emera U.S. Finance LP
3.55%, 06/15/26	240	234,490
2.64%, 06/15/31	145	123,120
Enel Americas SA, 4.00%, 10/25/26	276	270,644
Enel Chile SA, 4.88%, 06/12/28	550	544,241
Entergy Arkansas LLC
3.50%, 04/01/26	350	345,168
5.15%, 01/15/33	300	303,495
5.30%, 09/15/33	200	202,949
5.45%, 06/01/34	175	180,542
Entergy Corp.
2.95%, 09/01/26	829	803,004
1.90%, 06/15/28	329	297,370
2.80%, 06/15/30	1,231	1,101,824
2.40%, 06/15/31	496	421,957
Entergy Louisiana LLC
3.12%, 09/01/27	256	246,645
3.25%, 04/01/28	500	477,592
1.60%, 12/15/30	243	200,849
2.35%, 06/15/32	250	210,503
4.00%, 03/15/33	600	557,063
5.35%, 03/15/34	450	457,412
5.15%, 09/15/34	325	323,698
Entergy Mississippi LLC
2.85%, 06/01/28	413	387,848
5.00%, 09/01/33	40	39,617
Entergy Texas, Inc.
4.00%, 03/30/29	250	243,286
1.75%, 03/15/31(a)	350	290,721
Evergy Kansas Central, Inc.
2.55%, 07/01/26(a)	288	278,542
5.90%, 11/15/33	150	157,590
Evergy Metro, Inc.
4.95%, 04/15/33	115	113,348
5.40%, 04/01/34	175	177,140
Series 2020, 2.25%, 06/01/30	300	261,102
Evergy, Inc., 2.90%, 09/15/29(a)	413	376,607
Security	Par (000)	Value
Electric Utilities (continued)
Eversource Energy
4.75%, 05/15/26	$70	$ 69,974
5.00%, 01/01/27	175	175,915
2.90%, 03/01/27	313	299,987
4.60%, 07/01/27(a)	400	398,233
5.45%, 03/01/28	765	780,304
5.95%, 02/01/29	350	363,263
2.55%, 03/15/31	413	356,277
5.85%, 04/15/31	450	466,131
3.38%, 03/01/32	313	277,879
5.13%, 05/15/33	400	394,294
5.50%, 01/01/34	400	402,767
5.95%, 07/15/34	450	467,433
Series M, 3.30%, 01/15/28	143	136,226
Series O, 4.25%, 04/01/29	193	188,064
Series R, 1.65%, 08/15/30	400	333,129
Series U, 1.40%, 08/15/26	413	389,053
Exelon Corp.
3.40%, 04/15/26	620	608,331
2.75%, 03/15/27	347	332,042
5.15%, 03/15/28	550	555,913
5.15%, 03/15/29	385	389,963
4.05%, 04/15/30	829	794,765
3.35%, 03/15/32	650	584,857
5.30%, 03/15/33	622	630,782
5.45%, 03/15/34(a)	474	482,181
FirstEnergy Corp.
2.65%, 03/01/30(a)	400	356,259
Series B, 3.90%, 07/15/27	900	878,496
Series B, 2.25%, 09/01/30	256	220,033
FirstEnergy Transmission LLC(b)
4.55%, 01/15/30	135	132,281
5.00%, 01/15/35	60	58,807
Florida Power & Light Co.
3.13%, 12/01/25	413	406,872
4.45%, 05/15/26	115	115,107
5.05%, 04/01/28	1,305	1,322,876
4.40%, 05/15/28(a)	470	467,370
5.15%, 06/15/29	870	887,071
4.63%, 05/15/30	180	179,439
2.45%, 02/03/32	919	785,915
5.10%, 04/01/33	490	493,305
4.80%, 05/15/33	315	311,368
5.63%, 04/01/34	1,500	1,573,077
5.30%, 06/15/34	400	408,225
5.00%, 08/01/34	300	302,793
Fortis, Inc./Canada, 3.06%, 10/04/26	829	802,476
Georgia Power Co.
5.00%, 02/23/27	429	433,693
3.25%, 03/30/27	250	242,621
4.65%, 05/16/28	400	400,386
4.70%, 05/15/32	430	426,204
4.95%, 05/17/33	754	751,813
5.25%, 03/15/34	727	738,345
Series B, 2.65%, 09/15/29	557	507,820
Indiana Michigan Power Co., 3.85%, 05/15/28	250	242,522
Interstate Power and Light Co.
4.10%, 09/26/28	225	219,531
3.60%, 04/01/29	252	240,002
2.30%, 06/01/30	400	347,942
5.70%, 10/15/33	150	155,067
4.95%, 09/30/34	45	44,236
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
IPALCO Enterprises, Inc.
4.25%, 05/01/30	$179	$ 169,023
5.75%, 04/01/34	250	253,769
ITC Holdings Corp.
3.25%, 06/30/26	129	125,719
3.35%, 11/15/27(a)	350	336,213
Kentucky Utilities Co., 5.45%, 04/15/33	175	179,600
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	97,568
MidAmerican Energy Co.
3.10%, 05/01/27	274	265,441
3.65%, 04/15/29	763	732,623
6.75%, 12/30/31(a)	291	325,363
5.35%, 01/15/34(a)	175	179,597
Mississippi Power Co., 3.95%, 03/30/28	300	291,590
National Grid PLC
5.60%, 06/12/28	500	512,023
5.81%, 06/12/33	550	570,196
5.42%, 01/11/34	595	601,214
National Rural Utilities Cooperative Finance Corp.
4.45%, 03/13/26	100	99,790
1.00%, 06/15/26	600	567,200
5.60%, 11/13/26	150	152,882
4.80%, 02/05/27	250	251,678
5.10%, 05/06/27	175	177,138
4.12%, 09/16/27	150	148,447
3.40%, 02/07/28	809	779,041
4.80%, 03/15/28(a)	215	216,285
5.05%, 09/15/28	175	177,441
4.85%, 02/07/29(a)	250	251,776
3.70%, 03/15/29	600	575,578
5.15%, 06/15/29	300	305,059
2.40%, 03/15/30	686	607,298
5.00%, 02/07/31	200	202,607
1.35%, 03/15/31	200	161,867
1.65%, 06/15/31	500	408,751
8.00%, 03/01/32	257	303,928
2.75%, 04/15/32	413	358,437
4.02%, 11/01/32	600	564,577
4.15%, 12/15/32	200	189,704
5.80%, 01/15/33	175	183,963
5.00%, 08/15/34	125	123,731
(5-year CMT + 3.53%), 7.13%, 09/15/53(d)	200	208,024
Nevada Power Co.
Series CC, 3.70%, 05/01/29	272	260,573
Series DD, 2.40%, 05/01/30	329	290,537
NextEra Energy Capital Holdings, Inc.
4.95%, 01/29/26	500	501,650
1.88%, 01/15/27	736	692,304
3.55%, 05/01/27	829	807,877
4.63%, 07/15/27	1,000	1,000,042
4.90%, 02/28/28	804	807,420
1.90%, 06/15/28	816	738,465
4.90%, 03/15/29	500	501,977
3.50%, 04/01/29	1,000	947,061
2.75%, 11/01/29	609	554,570
5.00%, 02/28/30(a)	500	503,800
2.25%, 06/01/30	1,308	1,140,379
2.44%, 01/15/32	849	715,130
5.00%, 07/15/32	670	668,584
5.05%, 02/28/33(a)	700	695,809
5.25%, 03/15/34	800	804,040
(3-mo. LIBOR US + 2.41%), 4.80%, 12/01/77(d)	350	334,957
Northern States Power Co., 2.25%, 04/01/31	100	86,023
Security	Par (000)	Value
Electric Utilities (continued)
NSTAR Electric Co.
3.20%, 05/15/27	$322	$ 311,418
3.25%, 05/15/29	600	565,807
5.40%, 06/01/34	400	408,677
OGE Energy Corp., 5.45%, 05/15/29	200	204,134
Ohio Power Co.
5.00%, 06/01/33	328	323,569
5.65%, 06/01/34	150	153,367
Series P, 2.60%, 04/01/30(a)	264	234,598
Series Q, 1.63%, 01/15/31	359	295,254
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	259,236
3.25%, 04/01/30	79	72,772
5.40%, 01/15/33	200	204,536
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28(a)	488	483,856
3.70%, 11/15/28	293	283,713
2.75%, 05/15/30	829	748,205
7.00%, 05/01/32	300	338,325
4.15%, 06/01/32	296	280,737
4.55%, 09/15/32	519	506,136
7.25%, 01/15/33(a)	263	301,640
5.65%, 11/15/33	651	681,638
Pacific Gas and Electric Co.
3.15%, 01/01/26	1,109	1,084,860
2.95%, 03/01/26	326	317,163
5.45%, 06/15/27	500	506,429
2.10%, 08/01/27	483	448,810
3.30%, 12/01/27	655	624,026
3.00%, 06/15/28	516	483,147
3.75%, 07/01/28	550	527,863
6.10%, 01/15/29	565	586,579
4.20%, 03/01/29	620	599,403
5.55%, 05/15/29	400	407,346
4.55%, 07/01/30	1,709	1,659,272
2.50%, 02/01/31	1,243	1,066,102
3.25%, 06/01/31	550	490,585
4.40%, 03/01/32	143	135,558
5.90%, 06/15/32	850	879,564
6.15%, 01/15/33	428	447,823
6.40%, 06/15/33	840	894,921
6.95%, 03/15/34	435	482,485
5.80%, 05/15/34	800	821,716
PacifiCorp.
5.10%, 02/15/29	300	303,428
3.50%, 06/15/29	254	240,304
2.70%, 09/15/30	254	224,673
5.30%, 02/15/31	300	304,118
7.70%, 11/15/31	400	459,217
5.45%, 02/15/34	684	688,325
PECO Energy Co., 4.90%, 06/15/33	264	263,014
Potomac Electric Power Co., 5.20%, 03/15/34	175	176,993
PPL Capital Funding, Inc.
3.10%, 05/15/26	400	389,582
5.25%, 09/01/34	455	451,681
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	500,959
4.85%, 02/15/34	400	395,879
Progress Energy, Inc., 7.75%, 03/01/31	330	377,121
Public Service Co. of Colorado
3.70%, 06/15/28	129	124,833
1.88%, 06/15/31	450	374,984
5.35%, 05/15/34(a)	200	203,063

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Co. of Colorado (continued)
Series 35, 1.90%, 01/15/31	$160	$ 135,140
Series 38, 4.10%, 06/01/32	150	142,101
Public Service Co. of New Hampshire, 5.35%, 10/01/33	375	386,088
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	199,846
Series J, 2.20%, 08/15/31	413	343,635
Public Service Electric and Gas Co.
0.95%, 03/15/26(a)	332	315,697
2.25%, 09/15/26	314	301,717
3.00%, 05/15/27(a)	314	302,639
3.70%, 05/01/28	276	267,646
3.65%, 09/01/28	270	261,115
3.20%, 05/15/29(a)	413	389,033
2.45%, 01/15/30	329	294,217
1.90%, 08/15/31	679	564,087
3.10%, 03/15/32	400	357,379
4.90%, 12/15/32	480	482,591
4.65%, 03/15/33	417	409,451
5.20%, 08/01/33	370	377,358
5.20%, 03/01/34	275	279,084
4.85%, 08/01/34	250	247,275
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	400	412,236
5.88%, 10/15/28	250	259,369
5.20%, 04/01/29	275	278,971
1.60%, 08/15/30	252	209,831
2.45%, 11/15/31	350	298,037
6.13%, 10/15/33	250	264,723
5.45%, 04/01/34(a)	275	278,222
Puget Energy, Inc.
2.38%, 06/15/28	329	298,842
4.10%, 06/15/30	413	386,760
4.22%, 03/15/32	279	255,711
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	177,571
San Diego Gas & Electric Co.
2.50%, 05/15/26	350	339,809
4.95%, 08/15/28	695	702,020
Series VVV, 1.70%, 10/01/30	663	558,226
Series XXX, 3.00%, 03/15/32	350	310,360
Sempra
5.40%, 08/01/26	225	227,307
3.25%, 06/15/27	500	480,358
3.40%, 02/01/28	713	681,849
3.70%, 04/01/29	413	392,362
5.50%, 08/01/33	499	508,901
(5-year CMT + 2.87%), 4.13%, 04/01/52(d)	713	676,295
Sierra Pacific Power Co., 2.60%, 05/01/26	136	132,134
Southern California Edison Co.
5.35%, 03/01/26	275	277,489
4.90%, 06/01/26(a)	140	140,703
4.40%, 09/06/26	105	104,648
4.88%, 02/01/27	275	277,091
5.85%, 11/01/27	500	516,746
5.30%, 03/01/28	495	503,793
5.65%, 10/01/28	378	389,789
6.65%, 04/01/29	300	320,439
5.15%, 06/01/29	275	279,208
2.85%, 08/01/29	184	169,196
2.25%, 06/01/30	432	378,230
5.45%, 06/01/31	608	622,826
2.75%, 02/01/32	413	357,676
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
5.95%, 11/01/32	$525	$ 555,625
6.00%, 01/15/34	332	353,685
5.20%, 06/01/34(a)	729	731,438
Series 20C, 1.20%, 02/01/26	275	263,568
Series A, 4.20%, 03/01/29	400	390,918
Series B, 3.65%, 03/01/28	275	265,468
Series D, 4.70%, 06/01/27	300	300,437
Series G, 2.50%, 06/01/31(a)	149	129,520
Southern Co.
3.25%, 07/01/26	1,327	1,297,661
5.11%, 08/01/27	500	503,358
4.85%, 06/15/28	570	574,453
5.50%, 03/15/29	821	844,080
5.70%, 10/15/32	350	365,316
5.20%, 06/15/33	570	572,208
5.70%, 03/15/34	902	937,911
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(d)	500	481,099
Series 21-B, 1.75%, 03/15/28	304	275,768
Series A, 3.70%, 04/30/30	758	714,896
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(d)	829	811,141
Southern Power Co., 4.15%, 12/01/25	650	644,567
Southwestern Electric Power Co.
5.30%, 04/01/33	75	75,047
Series K, 2.75%, 10/01/26	300	288,944
Series M, 4.10%, 09/15/28	179	174,417
Series N, 1.65%, 03/15/26	272	260,936
Tampa Electric Co., 4.90%, 03/01/29	190	189,915
Tucson Electric Power Co.
1.50%, 08/01/30(a)	116	96,396
5.20%, 09/15/34	175	174,163
Union Electric Co.
2.95%, 06/15/27	129	123,694
3.50%, 03/15/29	250	238,541
2.95%, 03/15/30	254	231,883
2.15%, 03/15/32	179	148,960
5.20%, 04/01/34	275	277,941
Virginia Electric and Power Co.
2.30%, 11/15/31(a)	413	349,374
2.40%, 03/30/32	530	449,195
5.00%, 04/01/33	525	520,939
5.30%, 08/15/33	250	253,232
5.00%, 01/15/34	400	396,454
5.05%, 08/15/34	395	392,268
Series A, 3.15%, 01/15/26	458	450,291
Series A, 3.50%, 03/15/27	620	604,986
Series A, 3.80%, 04/01/28	413	402,346
Series A, 2.88%, 07/15/29(a)	929	857,354
Series B, 2.95%, 11/15/26	264	256,192
Series B, 3.75%, 05/15/27(a)	400	392,122
WEC Energy Group, Inc.
4.75%, 01/09/26	669	669,550
5.60%, 09/12/26	443	449,826
5.15%, 10/01/27	500	507,191
1.38%, 10/15/27	350	318,837
4.75%, 01/15/28	250	250,839
2.20%, 12/15/28	350	316,790
1.80%, 10/15/30	301	253,921
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	159	144,160
5.00%, 05/15/29(a)	125	126,940
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Electric Power Co. (continued)
4.75%, 09/30/32(a)	$305	$ 305,154
5.63%, 05/15/33	200	210,047
4.60%, 10/01/34	185	179,117
Wisconsin Power and Light Co.
3.05%, 10/15/27	252	241,650
3.00%, 07/01/29	129	119,793
1.95%, 09/16/31	194	159,508
3.95%, 09/01/32	400	374,895
4.95%, 04/01/33	40	39,751
5.38%, 03/30/34	335	339,559
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	251,937
Xcel Energy, Inc.
3.35%, 12/01/26	413	401,180
1.75%, 03/15/27	413	385,654
4.00%, 06/15/28	479	465,020
2.60%, 12/01/29	380	339,968
3.40%, 06/01/30	350	322,542
2.35%, 11/15/31	329	273,639
4.60%, 06/01/32	397	380,773
5.45%, 08/15/33	500	503,941
5.50%, 03/15/34	555	559,760
		190,342,893
Electrical Equipment — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26	450	454,546
6.05%, 04/15/28(a)	500	511,322
6.30%, 02/15/30	700	724,016
6.40%, 04/15/33	700	730,072
		2,419,956
Electronic Equipment, Instruments & Components — 0.9%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	255,112
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	213,760
Allegion PLC, 3.50%, 10/01/29	219	205,037
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	328	332,382
5.60%, 05/29/34	225	229,141
Amphenol Corp.
4.75%, 03/30/26	279	279,448
5.05%, 04/05/27	562	567,852
5.05%, 04/05/29	175	176,789
4.35%, 06/01/29	350	344,628
2.80%, 02/15/30	685	620,063
2.20%, 09/15/31	597	502,409
5.25%, 04/05/34	375	379,830
Arrow Electronics, Inc.
3.88%, 01/12/28	350	337,768
5.15%, 08/21/29	250	248,726
2.95%, 02/15/32(a)	329	281,970
5.88%, 04/10/34	200	202,558
Avnet, Inc.
4.63%, 04/15/26	252	250,252
6.25%, 03/15/28	160	165,138
3.00%, 05/15/31	165	141,645
5.50%, 06/01/32	130	129,037
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	660	630,082
4.25%, 04/01/28(a)	379	368,801
3.28%, 12/01/28	660	614,738
3.25%, 02/15/29	371	342,736
3.57%, 12/01/31	784	702,510
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
5.55%, 08/22/34	$300	$ 298,322
Emerson Electric Co.
0.88%, 10/15/26	350	327,896
1.80%, 10/15/27	400	370,531
2.00%, 12/21/28	728	658,225
1.95%, 10/15/30	275	236,727
2.20%, 12/21/31	550	466,824
Flex Ltd.
3.75%, 02/01/26	398	391,582
6.00%, 01/15/28	236	241,730
4.88%, 06/15/29	413	407,159
4.88%, 05/12/30	243	237,719
5.25%, 01/15/32	325	321,294
Fortive Corp., 3.15%, 06/15/26	413	402,193
Honeywell International, Inc.
2.50%, 11/01/26	1,070	1,032,368
1.10%, 03/01/27	829	769,549
4.65%, 07/30/27	475	477,680
4.95%, 02/15/28	356	362,639
4.25%, 01/15/29(a)	536	532,475
2.70%, 08/15/29	581	535,908
4.88%, 09/01/29	400	404,784
4.70%, 02/01/30	625	627,062
1.95%, 06/01/30	547	475,944
1.75%, 09/01/31	821	680,970
4.95%, 09/01/31	400	406,535
4.75%, 02/01/32	475	474,804
5.00%, 02/15/33	852	863,408
4.50%, 01/15/34	616	599,033
Hubbell, Inc.
3.35%, 03/01/26	290	284,299
3.50%, 02/15/28	250	240,393
Jabil, Inc.
1.70%, 04/15/26	694	661,740
4.25%, 05/15/27(a)	1,145	1,126,977
3.95%, 01/12/28	250	242,252
5.45%, 02/01/29	75	75,925
3.60%, 01/15/30	250	230,996
3.00%, 01/15/31(a)	219	192,944
Keysight Technologies, Inc.
4.60%, 04/06/27	450	449,853
3.00%, 10/30/29(a)	260	237,479
4.95%, 10/15/34(a)	70	67,976
TD SYNNEX Corp.
1.75%, 08/09/26	279	264,052
2.38%, 08/09/28	179	162,790
2.65%, 08/09/31	273	229,456
6.10%, 04/12/34	341	352,632
Trimble, Inc.
4.90%, 06/15/28	350	349,964
6.10%, 03/15/33	400	421,009
Tyco Electronics Group SA
4.50%, 02/13/26	300	299,598
3.70%, 02/15/26	268	264,372
3.13%, 08/15/27	250	240,962
4.63%, 02/01/30	225	223,438
2.50%, 02/04/32	405	349,083
Vontier Corp.
1.80%, 04/01/26	274	261,538

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Vontier Corp. (continued)
2.40%, 04/01/28	$200	$ 181,310
2.95%, 04/01/31	350	300,524
		28,837,335
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	430	409,054
3.34%, 12/15/27	999	960,947
3.14%, 11/07/29	243	225,122
4.49%, 05/01/30(a)	350	344,074
Halliburton Co.
3.80%, 11/15/25	151	149,362
2.92%, 03/01/30	611	553,872
Schlumberger Investment SA
4.50%, 05/15/28	300	299,544
2.65%, 06/26/30(a)	942	845,248
4.85%, 05/15/33	300	296,012
5.00%, 06/01/34	300	297,642
		4,380,877
Entertainment — 0.2%
Warnermedia Holdings, Inc.
6.41%, 03/15/26	856	856,075
3.76%, 03/15/27	2,501	2,407,987
4.05%, 03/15/29	802	749,286
4.28%, 03/15/32(a)	3,022	2,650,913
		6,664,261
Environmental, Maintenance & Security Service — 0.5%
Republic Services, Inc.
0.88%, 11/15/25	260	249,875
2.90%, 07/01/26	370	360,402
3.38%, 11/15/27	400	386,558
3.95%, 05/15/28	592	578,473
4.88%, 04/01/29	555	557,944
5.00%, 11/15/29	250	252,403
2.30%, 03/01/30	444	392,922
1.45%, 02/15/31	727	594,659
1.75%, 02/15/32	605	490,018
2.38%, 03/15/33	450	369,343
5.00%, 12/15/33	482	481,381
5.00%, 04/01/34	500	497,538
5.20%, 11/15/34	245	247,880
Veralto Corp.
5.50%, 09/18/26	325	329,358
5.35%, 09/18/28	325	330,915
5.45%, 09/18/33	325	329,782
Waste Connections, Inc.
4.25%, 12/01/28	200	196,721
3.50%, 05/01/29	254	241,817
2.60%, 02/01/30	276	248,638
2.20%, 01/15/32	479	399,400
3.20%, 06/01/32	274	243,204
4.20%, 01/15/33	410	385,896
5.00%, 03/01/34	275	272,704
Waste Management, Inc.
0.75%, 11/15/25	179	172,019
4.95%, 07/03/27	275	277,873
3.15%, 11/15/27	617	593,282
1.15%, 03/15/28	374	334,426
03/15/28(c)	625	623,937
4.88%, 02/15/29(a)	575	581,263
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Waste Management, Inc. (continued)
2.00%, 06/01/29(a)	$159	$ 142,254
4.63%, 02/15/30	400	398,520
03/15/30(c)	625	622,960
1.50%, 03/15/31	829	684,068
4.95%, 07/03/31	495	499,541
03/15/32(c)	625	621,290
4.15%, 04/15/32	824	791,021
4.63%, 02/15/33(a)	270	266,000
4.88%, 02/15/34(a)	1,066	1,062,397
03/15/35(c)	950	945,183
		17,053,865
Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	655	629,761
4.45%, 04/03/26	300	297,783
2.45%, 10/29/26	2,164	2,065,479
6.10%, 01/15/27	470	481,901
6.45%, 04/15/27	1,300	1,345,659
3.65%, 07/21/27	655	635,400
4.63%, 10/15/27	300	297,682
3.88%, 01/23/28	300	290,452
5.75%, 06/06/28(a)	910	933,209
3.00%, 10/29/28	2,523	2,341,062
5.10%, 01/19/29	510	511,232
4.63%, 09/10/29	850	832,325
6.15%, 09/30/30	1,050	1,101,429
3.30%, 01/30/32	2,600	2,286,651
3.40%, 10/29/33	900	772,328
5.30%, 01/19/34	450	446,602
4.95%, 09/10/34	600	577,465
Air Lease Corp.
2.88%, 01/15/26(a)	829	809,382
3.75%, 06/01/26	450	442,301
5.30%, 06/25/26(a)	225	226,891
1.88%, 08/15/26	550	522,596
2.20%, 01/15/27	450	425,486
3.63%, 04/01/27(a)	1,000	975,199
3.63%, 12/01/27	130	125,443
5.85%, 12/15/27	354	364,291
5.30%, 02/01/28(a)	300	304,090
2.10%, 09/01/28	413	371,732
4.63%, 10/01/28(a)	700	692,370
5.10%, 03/01/29(a)	275	276,598
3.25%, 10/01/29(a)	413	381,297
3.00%, 02/01/30	329	297,012
3.13%, 12/01/30	409	365,889
5.20%, 07/15/31(a)	425	423,059
2.88%, 01/15/32(a)	450	386,013
Aircastle Ltd., 4.25%, 06/15/26	413	407,596
Ally Financial, Inc.
4.75%, 06/09/27(a)	500	496,549
7.10%, 11/15/27	850	894,164
2.20%, 11/02/28(a)	285	253,228
8.00%, 11/01/31	1,711	1,904,128
(1-day SOFR + 2.29%), 6.18%, 07/26/35(d)	290	289,456
(1-day SOFR + 2.82%), 6.85%, 01/03/30(d)	491	510,332
(1-day SOFR + 3.26%), 6.99%, 06/13/29(d)	500	521,729
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	412,119
1.63%, 12/15/30(a)	159	132,124
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Cboe Global Markets, Inc. (continued)
3.00%, 03/16/32	$217	$ 190,820
CME Group, Inc.
3.75%, 06/15/28	433	424,342
2.65%, 03/15/32	621	542,551
Enact Holdings, Inc., 6.25%, 05/28/29	500	509,350
Intercontinental Exchange, Inc.
3.75%, 12/01/25	923	914,639
3.10%, 09/15/27	284	272,961
4.00%, 09/15/27	935	922,415
3.63%, 09/01/28	678	652,196
3.75%, 09/21/28(a)	376	363,129
4.35%, 06/15/29	953	939,521
2.10%, 06/15/30	637	552,224
5.25%, 06/15/31	525	535,626
1.85%, 09/15/32	938	751,922
4.60%, 03/15/33	1,050	1,022,071
Nasdaq, Inc.
3.85%, 06/30/26	338	333,306
5.35%, 06/28/28	565	576,634
1.65%, 01/15/31(a)	243	202,119
5.55%, 02/15/34	750	765,551
ORIX Corp.
3.70%, 07/18/27	400	388,147
5.00%, 09/13/27	200	200,656
4.65%, 09/10/29	225	222,045
2.25%, 03/09/31	413	348,427
4.00%, 04/13/32(a)	363	336,895
5.20%, 09/13/32	200	200,183
Radian Group, Inc.
4.88%, 03/15/27	256	254,116
6.20%, 05/15/29	275	282,073
		41,761,413
Food Products — 1.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	192,725
Archer-Daniels-Midland Co.
2.50%, 08/11/26	608	586,360
3.25%, 03/27/30	500	464,422
2.90%, 03/01/32	523	459,386
4.50%, 08/15/33(a)	310	300,331
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	600	586,232
3.75%, 09/25/27	481	470,355
4.10%, 01/07/28	225	220,884
4.20%, 09/17/29	275	267,135
2.75%, 05/14/31	835	731,856
4.65%, 09/17/34	455	436,155
Campbell Soup Co.
5.30%, 03/20/26	225	226,683
5.20%, 03/19/27	275	278,948
4.15%, 03/15/28	500	490,609
5.20%, 03/21/29	275	278,697
2.38%, 04/24/30(a)	159	139,304
5.40%, 03/21/34	625	631,645
Conagra Brands, Inc.
4.60%, 11/01/25	619	617,273
5.30%, 10/01/26	250	252,519
1.38%, 11/01/27	597	540,280
7.00%, 10/01/28	200	213,958
4.85%, 11/01/28	804	801,058
Security	Par (000)	Value
Food Products (continued)
Conagra Brands, Inc. (continued)
8.25%, 09/15/30	$200	$ 232,047
Flowers Foods, Inc.
3.50%, 10/01/26	268	261,540
2.40%, 03/15/31	350	298,423
General Mills, Inc.
5.24%, 11/18/25(a)	324	323,532
4.70%, 01/30/27	275	275,208
3.20%, 02/10/27(a)	487	471,536
4.20%, 04/17/28	829	814,761
5.50%, 10/17/28	165	169,380
2.88%, 04/15/30	487	439,847
2.25%, 10/14/31(a)	279	235,730
4.95%, 03/29/33	670	665,198
Hershey Co.
2.30%, 08/15/26	350	337,420
4.25%, 05/04/28	35	34,836
2.45%, 11/15/29	225	203,602
1.70%, 06/01/30	258	221,327
4.50%, 05/04/33(a)	302	298,502
Hormel Foods Corp.
4.80%, 03/30/27	235	236,846
1.70%, 06/03/28	277	250,803
1.80%, 06/11/30	400	341,587
Ingredion, Inc.
3.20%, 10/01/26	350	339,989
2.90%, 06/01/30	250	225,454
J.M. Smucker Co.
3.38%, 12/15/27	250	240,802
5.90%, 11/15/28(a)	375	391,161
2.38%, 03/15/30	250	220,972
2.13%, 03/15/32(a)	179	146,865
6.20%, 11/15/33(a)	575	613,256
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	400	379,260
5.13%, 02/01/28	500	498,783
3.00%, 02/02/29	350	320,646
5.50%, 01/15/30	700	697,954
3.75%, 12/01/31	266	237,552
3.63%, 01/15/32	550	485,450
3.00%, 05/15/32	588	494,389
5.75%, 04/01/33	1,257	1,267,214
6.75%, 03/15/34(b)	1,022	1,097,024
Kellanova
3.25%, 04/01/26	300	293,955
3.40%, 11/15/27	450	434,057
4.30%, 05/15/28(a)	179	176,968
2.10%, 06/01/30	159	138,561
5.25%, 03/01/33(a)	200	202,516
Series B, 7.45%, 04/01/31(a)	400	452,127
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,416	1,378,450
3.88%, 05/15/27	1,018	998,182
4.63%, 01/30/29(a)	163	162,803
3.75%, 04/01/30(a)	641	609,860
4.25%, 03/01/31	163	157,993
6.75%, 03/15/32	130	142,955
Kroger Co.
3.50%, 02/01/26(a)	408	402,169
4.70%, 08/15/26	305	305,919

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Kroger Co. (continued)
2.65%, 10/15/26	$829	$ 797,415
3.70%, 08/01/27	413	403,044
4.60%, 08/15/27	380	380,555
4.50%, 01/15/29(a)	229	226,820
4.65%, 09/15/29	900	900,026
2.20%, 05/01/30	193	167,928
1.70%, 01/15/31	183	151,613
7.50%, 04/01/31	252	286,653
4.90%, 09/15/31	500	498,775
5.00%, 09/15/34	1,470	1,444,993
McCormick & Co., Inc.
0.90%, 02/15/26	308	293,217
3.40%, 08/15/27	350	338,773
2.50%, 04/15/30	209	185,169
1.85%, 02/15/31	314	262,413
4.95%, 04/15/33(a)	300	297,999
4.70%, 10/15/34	225	216,229
Mondelez International, Inc.
2.63%, 03/17/27	259	247,670
4.13%, 05/07/28(a)	260	255,706
4.75%, 02/20/29	275	275,726
2.75%, 04/13/30	459	414,468
1.50%, 02/04/31	340	280,398
3.00%, 03/17/32	400	353,293
1.88%, 10/15/32(a)	413	334,848
4.75%, 08/28/34(a)	325	315,147
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	557,289
3.50%, 03/01/32	810	709,254
6.25%, 07/01/33	550	569,965
6.88%, 05/15/34	400	433,978
Sysco Corp.
3.30%, 07/15/26	520	508,028
3.25%, 07/15/27	549	528,992
5.75%, 01/17/29	200	207,057
2.40%, 02/15/30	348	307,267
5.95%, 04/01/30	529	554,145
2.45%, 12/14/31(a)	329	279,484
6.00%, 01/17/34	200	212,497
Tyson Foods, Inc.
4.00%, 03/01/26	300	296,720
3.55%, 06/02/27	829	804,514
4.35%, 03/01/29	700	682,379
5.40%, 03/15/29	275	279,614
5.70%, 03/15/34	529	539,665
4.88%, 08/15/34(a)	350	337,397
		45,949,349
Gas Utilities — 0.4%
Atmos Energy Corp.
3.00%, 06/15/27	450	432,699
2.63%, 09/15/29	396	362,214
1.50%, 01/15/31	429	355,524
5.90%, 11/15/33	400	425,816
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	523,295
4.00%, 04/01/28	400	390,132
1.75%, 10/01/30	159	133,656
4.40%, 07/01/32(a)	200	193,222
5.40%, 03/01/33	400	408,224
5.40%, 07/01/34(a)	340	343,770
Security	Par (000)	Value
Gas Utilities (continued)
National Fuel Gas Co.
5.50%, 01/15/26	$350	$ 351,706
5.50%, 10/01/26(a)	140	141,664
2.95%, 03/01/31	413	357,455
NiSource, Inc.
3.49%, 05/15/27	753	732,744
5.25%, 03/30/28	555	562,841
5.20%, 07/01/29	300	304,065
2.95%, 09/01/29	529	485,819
3.60%, 05/01/30	650	608,328
1.70%, 02/15/31	366	301,955
5.40%, 06/30/33(a)	310	312,713
5.35%, 04/01/34	725	727,592
ONE Gas, Inc., 5.10%, 04/01/29	115	116,923
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	500	473,865
2.50%, 03/15/31	413	355,167
5.40%, 06/15/33	160	162,687
Southern California Gas Co.
2.95%, 04/15/27	530	509,959
5.20%, 06/01/33	220	223,038
5.05%, 09/01/34	1,175	1,171,699
Series TT, 2.60%, 06/15/26	186	180,280
Series XX, 2.55%, 02/01/30	229	205,412
Southern Co. Gas Capital Corp.
5.15%, 09/15/32	50	50,398
5.75%, 09/15/33	300	311,765
4.95%, 09/15/34	275	269,098
Series 20-A, 1.75%, 01/15/31	273	225,966
Southwest Gas Corp.
5.80%, 12/01/27	300	307,228
5.45%, 03/23/28(a)	65	65,918
3.70%, 04/01/28	100	95,969
2.20%, 06/15/30	229	197,141
4.05%, 03/15/32	225	208,749
Spire Missouri, Inc.
4.80%, 02/15/33	150	148,165
Series 2034, 5.15%, 08/15/34(a)	250	251,678
		13,986,539
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
7.00%, 12/15/25	163	167,157
3.25%, 06/15/27	398	386,847
Canadian National Railway Co.
2.75%, 03/01/26	463	452,198
6.90%, 07/15/28	250	269,917
3.85%, 08/05/32	450	421,121
5.85%, 11/01/33	180	192,211
6.25%, 08/01/34	100	110,018
4.38%, 09/18/34	325	311,067
Canadian Pacific Railway Co.
1.75%, 12/02/26	613	578,473
4.00%, 06/01/28	400	391,222
2.88%, 11/15/29	407	371,950
2.05%, 03/05/30	179	156,023
7.13%, 10/15/31	163	183,682
2.45%, 12/02/31	916	789,422
CSX Corp.
3.35%, 11/01/25	451	445,798
2.60%, 11/01/26	400	385,807
3.25%, 06/01/27	639	619,867
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
3.80%, 03/01/28	$657	$ 641,242
4.25%, 03/15/29	776	764,970
2.40%, 02/15/30	329	293,308
4.10%, 11/15/32	714	679,310
5.20%, 11/15/33	300	305,983
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	521	514,799
Norfolk Southern Corp.
2.90%, 06/15/26	400	389,313
7.80%, 05/15/27	260	279,526
3.15%, 06/01/27	249	240,228
3.80%, 08/01/28	446	434,382
2.55%, 11/01/29	107	96,770
5.05%, 08/01/30(a)	440	446,177
2.30%, 05/15/31	372	320,314
3.00%, 03/15/32(a)	374	330,209
4.45%, 03/01/33	414	400,360
5.55%, 03/15/34	250	259,108
Union Pacific Corp.
4.75%, 02/21/26	500	501,300
2.75%, 03/01/26	525	512,836
2.15%, 02/05/27	367	349,241
3.00%, 04/15/27	367	354,482
3.95%, 09/10/28	829	811,522
6.63%, 02/01/29	288	310,496
3.70%, 03/01/29	829	801,329
2.40%, 02/05/30	600	536,570
2.38%, 05/20/31	733	638,970
2.80%, 02/14/32	1,000	881,319
4.50%, 01/20/33(a)	762	745,886
		19,072,730
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
3.75%, 11/30/26	1,174	1,161,119
1.15%, 01/30/28	438	395,859
1.40%, 06/30/30(a)	366	310,989
Agilent Technologies, Inc.
3.05%, 09/22/26	252	244,386
4.20%, 09/09/27	175	173,014
2.75%, 09/15/29	534	486,191
2.10%, 06/04/30	360	310,387
2.30%, 03/12/31	572	490,562
4.75%, 09/09/34(a)	275	265,542
Baxter International, Inc.
2.60%, 08/15/26	423	407,193
1.92%, 02/01/27	808	758,357
2.27%, 12/01/28	850	764,886
3.95%, 04/01/30(a)	413	393,227
1.73%, 04/01/31	400	327,951
2.54%, 02/01/32(a)	864	726,364
Boston Scientific Corp., 2.65%, 06/01/30	771	691,278
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	450	402,433
DH Europe Finance II SARL, 2.60%, 11/15/29	366	332,180
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	392,854
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	620	625,197
5.65%, 11/15/27	1,000	1,025,709
4.80%, 08/14/29	1,585	1,581,934
5.86%, 03/15/30	750	783,410
5.91%, 11/22/32	1,100	1,161,465
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	646,253
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Medtronic Global Holdings SCA (continued)
4.50%, 03/30/33	$645	$ 629,101
Revvity, Inc.
1.90%, 09/15/28	430	384,972
3.30%, 09/15/29	429	396,604
2.25%, 09/15/31	456	378,520
Smith & Nephew PLC
5.15%, 03/20/27	40	40,236
2.03%, 10/14/30	560	471,844
5.40%, 03/20/34	390	391,338
Solventum Corp.(b)
5.45%, 02/25/27	657	665,477
5.40%, 03/01/29	985	997,468
5.45%, 03/13/31	650	655,316
5.60%, 03/23/34	1,084	1,092,450
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	289,689
Stryker Corp.
3.38%, 11/01/25	480	474,728
3.50%, 03/15/26	413	406,698
3.65%, 03/07/28	350	339,121
4.85%, 12/08/28	200	201,199
4.25%, 09/11/29	400	392,063
1.95%, 06/15/30	400	343,730
4.63%, 09/11/34(a)	200	193,126
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26	460	464,340
5.00%, 12/05/26	644	651,602
4.80%, 11/21/27	387	391,470
1.75%, 10/15/28	313	281,840
5.00%, 01/31/29(a)	756	768,183
2.60%, 10/01/29	680	620,427
4.98%, 08/10/30	520	527,391
2.00%, 10/15/31	763	642,870
4.95%, 11/21/32	230	232,417
5.09%, 08/10/33	605	611,883
5.20%, 01/31/34(a)	250	254,982
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26	400	391,842
5.35%, 12/01/28	250	254,948
2.60%, 11/24/31	561	481,147
5.20%, 09/15/34	325	321,523
		30,499,285
Health Care Providers & Services — 2.5%
Adventist Health System, 5.43%, 03/01/32(a)	500	498,461
Ascension Health, Series B, 2.53%, 11/15/29	797	719,991
Banner Health, 2.34%, 01/01/30	500	446,108
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	48,216
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	122,270
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	110,957
Centene Corp.
4.25%, 12/15/27	1,612	1,559,470
2.45%, 07/15/28	1,418	1,276,203
4.63%, 12/15/29(a)	2,158	2,063,465
3.38%, 02/15/30	1,332	1,193,798
3.00%, 10/15/30	1,430	1,238,491
2.50%, 03/01/31	1,430	1,196,065
2.63%, 08/01/31	846	703,746
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	98,264
Cigna Group
4.13%, 11/15/25	822	817,007

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
4.50%, 02/25/26	$755	$ 752,952
1.25%, 03/15/26	172	164,042
5.69%, 03/15/26	400	399,951
3.40%, 03/01/27	898	872,028
3.05%, 10/15/27	179	171,216
4.38%, 10/15/28(a)	2,569	2,523,350
5.00%, 05/15/29	600	602,471
2.40%, 03/15/30	1,007	887,172
2.38%, 03/15/31	890	760,771
5.13%, 05/15/31	950	954,771
5.40%, 03/15/33	490	495,912
5.25%, 02/15/34(a)	750	747,518
CommonSpirit Health
3.35%, 10/01/29	338	314,513
2.78%, 10/01/30	930	826,236
Elevance Health, Inc.
4.90%, 02/08/26	250	249,356
1.50%, 03/15/26	638	611,123
4.50%, 10/30/26(a)	280	279,530
3.65%, 12/01/27	1,222	1,186,617
4.10%, 03/01/28	954	935,212
5.15%, 06/15/29	360	363,978
2.88%, 09/15/29	550	502,207
4.75%, 02/15/30	355	353,126
2.25%, 05/15/30	926	806,179
2.55%, 03/15/31	842	729,426
4.95%, 11/01/31	700	694,983
4.10%, 05/15/32	458	429,772
5.50%, 10/15/32	600	613,680
4.75%, 02/15/33	700	679,792
5.38%, 06/15/34	884	891,892
5.20%, 02/15/35	590	588,079
HCA, Inc.
5.88%, 02/15/26	980	987,116
5.25%, 06/15/26	829	832,199
5.38%, 09/01/26	824	828,184
4.50%, 02/15/27	784	777,625
3.13%, 03/15/27	834	802,026
5.20%, 06/01/28	653	658,880
5.63%, 09/01/28	980	999,608
5.88%, 02/01/29	600	616,716
3.38%, 03/15/29	326	305,465
4.13%, 06/15/29	1,648	1,587,342
3.50%, 09/01/30	2,116	1,940,491
5.45%, 04/01/31	894	903,890
2.38%, 07/15/31	709	595,746
3.63%, 03/15/32	1,305	1,173,571
5.50%, 06/01/33	680	682,094
5.60%, 04/01/34	1,072	1,079,940
5.45%, 09/15/34	505	501,435
Humana, Inc.
5.70%, 03/13/26	290	290,020
1.35%, 02/03/27	633	586,493
3.95%, 03/15/27(a)	350	342,517
5.75%, 03/01/28	115	117,471
5.75%, 12/01/28(a)	100	102,546
3.70%, 03/23/29	288	273,427
3.13%, 08/15/29(a)	413	379,057
4.88%, 04/01/30	290	285,725
5.38%, 04/15/31	730	730,302
2.15%, 02/03/32	384	309,933
5.88%, 03/01/33	500	509,764
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc. (continued)
5.95%, 03/15/34(a)	$496	$ 508,818
ICON Investments Six DAC
5.81%, 05/08/27	950	969,043
5.85%, 05/08/29	500	513,080
6.00%, 05/08/34	200	204,744
IQVIA, Inc.
5.70%, 05/15/28	350	357,420
6.25%, 02/01/29	885	922,210
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	657,694
Laboratory Corp. of America Holdings
1.55%, 06/01/26	326	310,749
3.60%, 09/01/27(a)	413	402,072
2.95%, 12/01/29	400	363,544
4.35%, 04/01/30	375	363,274
2.70%, 06/01/31	156	135,539
4.55%, 04/01/32(a)	375	360,308
4.80%, 10/01/34(a)	375	361,278
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	200	192,002
Phillips 66, 5.40%, 10/01/33	200	201,520
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	743	664,736
Quest Diagnostics, Inc.
3.45%, 06/01/26	250	245,137
4.60%, 12/15/27	165	165,314
4.20%, 06/30/29	163	158,699
4.63%, 12/15/29	275	272,198
2.95%, 06/30/30	950	857,241
2.80%, 06/30/31	329	288,647
6.40%, 11/30/33	500	542,591
5.00%, 12/15/34	275	269,485
SSM Health Care Corp., 4.89%, 06/01/28	250	250,158
Stanford Health Care, Series 2020, 3.31%, 08/15/30	250	232,561
Sutter Health, Series 20A, 2.29%, 08/15/30	517	452,703
UnitedHealth Group, Inc.
1.25%, 01/15/26	136	130,802
3.10%, 03/15/26	851	835,430
1.15%, 05/15/26	824	783,528
4.75%, 07/15/26(a)	325	327,055
3.45%, 01/15/27(a)	413	404,403
3.38%, 04/15/27	527	513,274
4.60%, 04/15/27(a)	320	322,132
3.70%, 05/15/27	400	393,136
2.95%, 10/15/27	808	775,774
5.25%, 02/15/28	625	638,676
3.85%, 06/15/28	829	809,723
3.88%, 12/15/28	500	487,217
4.25%, 01/15/29(a)	1,064	1,048,968
4.70%, 04/15/29	295	296,165
4.00%, 05/15/29	350	341,306
2.88%, 08/15/29	416	385,093
4.80%, 01/15/30	1,075	1,079,103
5.30%, 02/15/30	800	820,491
2.00%, 05/15/30	736	637,754
4.90%, 04/15/31	575	577,976
2.30%, 05/15/31	948	816,429
4.95%, 01/15/32	1,264	1,265,456
4.20%, 05/15/32(a)	950	912,009
5.35%, 02/15/33(a)	1,308	1,343,190
4.50%, 04/15/33	1,224	1,183,573
5.00%, 04/15/34	775	771,538
5.15%, 07/15/34	1,500	1,511,611
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Universal Health Services, Inc.
1.65%, 09/01/26	$383	$ 360,723
4.63%, 10/15/29	325	315,544
2.65%, 10/15/30	350	302,349
2.65%, 01/15/32	195	162,439
5.05%, 10/15/34	190	180,305
UPMC, 5.04%, 05/15/33	614	610,322
		84,246,209
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	200	198,548
3.95%, 01/15/27	233	228,517
3.95%, 01/15/28	276	268,531
4.50%, 07/30/29	300	293,248
2.75%, 12/15/29	286	256,949
4.70%, 07/01/30	294	288,671
4.90%, 12/15/30(a)	450	446,597
3.38%, 08/15/31	679	615,846
2.00%, 05/18/32	600	483,475
1.88%, 02/01/33	683	531,169
2.95%, 03/15/34	522	436,658
DOC DR LLC
4.30%, 03/15/27	290	286,561
3.95%, 01/15/28(a)	254	246,902
2.63%, 11/01/31	413	353,825
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	390,585
3.75%, 07/01/27	312	302,127
3.10%, 02/15/30	579	520,997
2.00%, 03/15/31	500	410,606
Healthpeak OP LLC
3.25%, 07/15/26	400	391,024
1.35%, 02/01/27	513	475,062
2.13%, 12/01/28(a)	350	315,693
3.50%, 07/15/29(a)	243	228,601
3.00%, 01/15/30	438	399,637
2.88%, 01/15/31	400	356,851
5.25%, 12/15/32	430	432,874
National Health Investors, Inc., 3.00%, 02/01/31	250	214,515
Omega Healthcare Investors, Inc.
5.25%, 01/15/26	332	332,070
4.50%, 04/01/27	425	419,692
4.75%, 01/15/28	413	407,220
3.63%, 10/01/29	356	329,636
3.38%, 02/01/31	300	266,937
3.25%, 04/15/33	400	336,046
Sabra Health Care LP
5.13%, 08/15/26	350	349,936
3.90%, 10/15/29	129	119,909
3.20%, 12/01/31	413	356,193
Ventas Realty LP
4.13%, 01/15/26	186	184,131
3.25%, 10/15/26	413	400,504
3.85%, 04/01/27	268	262,067
4.00%, 03/01/28	243	236,671
4.40%, 01/15/29	500	488,557
3.00%, 01/15/30	229	207,430
4.75%, 11/15/30	179	176,255
2.50%, 09/01/31	421	357,485
5.63%, 07/01/34	175	178,922
Security	Par (000)	Value
Health Care REITs (continued)
Ventas Realty LP (continued)
5.00%, 01/15/35	$175	$ 169,272
Welltower OP LLC
4.25%, 04/01/26	578	574,165
2.70%, 02/15/27	380	365,799
4.25%, 04/15/28(a)	400	393,570
2.05%, 01/15/29	412	369,627
4.13%, 03/15/29	229	223,109
3.10%, 01/15/30	607	557,509
2.75%, 01/15/31	495	437,607
2.80%, 06/01/31	570	502,075
2.75%, 01/15/32	413	356,330
3.85%, 06/15/32(a)	231	214,109
		18,946,902
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29(a)	130	120,581
3.70%, 01/15/31	300	270,581
5.85%, 08/01/34(a)	300	301,075
Darden Restaurants, Inc.
3.85%, 05/01/27	250	244,374
4.35%, 10/15/27	200	197,430
4.55%, 10/15/29	200	195,266
6.30%, 10/10/33(a)	250	263,666
Hyatt Hotels Corp.
5.75%, 01/30/27	276	281,381
4.38%, 09/15/28(a)	229	223,893
5.25%, 06/30/29	150	150,830
5.75%, 04/23/30	413	423,613
5.50%, 06/30/34	150	150,047
Las Vegas Sands Corp.
3.50%, 08/18/26	578	561,690
5.90%, 06/01/27	421	427,446
3.90%, 08/08/29	500	467,079
6.00%, 08/15/29	145	147,786
6.20%, 08/15/34(a)	385	391,932
Marriott International, Inc.
5.45%, 09/15/26	355	360,126
5.00%, 10/15/27	634	640,635
5.55%, 10/15/28	542	557,207
4.90%, 04/15/29	490	490,974
4.88%, 05/15/29	394	394,350
5.30%, 05/15/34	630	630,075
Series FF, 4.63%, 06/15/30	829	817,842
Series GG, 3.50%, 10/15/32	776	690,137
Series HH, 2.85%, 04/15/31	852	749,087
Series II, 2.75%, 10/15/33	444	367,115
Series R, 3.13%, 06/15/26	551	538,105
Series X, 4.00%, 04/15/28	331	323,204
McDonald’s Corp.
3.70%, 01/30/26	1,099	1,087,457
3.50%, 03/01/27	548	535,293
3.50%, 07/01/27	628	611,463
3.80%, 04/01/28	677	659,465
4.80%, 08/14/28	250	251,383
5.00%, 05/17/29	200	202,473
2.63%, 09/01/29	673	614,124
2.13%, 03/01/30	450	394,030
3.60%, 07/01/30	574	540,972
4.60%, 09/09/32	400	393,512

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp. (continued)
4.95%, 08/14/33(a)	$375	$ 376,270
5.20%, 05/17/34	200	203,931
Sands China Ltd.
3.80%, 01/08/26	400	392,278
2.30%, 03/08/27(a)	400	372,339
5.40%, 08/08/28	1,050	1,045,151
2.85%, 03/08/29	400	358,834
4.38%, 06/18/30	400	376,776
3.25%, 08/08/31	400	346,424
Starbucks Corp.
4.75%, 02/15/26	516	516,781
2.45%, 06/15/26	258	249,737
4.85%, 02/08/27	610	613,751
2.00%, 03/12/27	500	471,912
3.50%, 03/01/28	350	338,756
4.00%, 11/15/28	413	403,727
3.55%, 08/15/29(a)	610	581,735
2.25%, 03/12/30	457	402,890
2.55%, 11/15/30	660	580,498
4.90%, 02/15/31(a)	200	201,035
3.00%, 02/14/32	628	555,887
4.80%, 02/15/33	300	297,952
5.00%, 02/15/34	200	198,174
		25,552,537
Household Durables — 0.2%
D.R. Horton, Inc.
1.30%, 10/15/26	241	226,280
1.40%, 10/15/27	179	164,201
5.00%, 10/15/34	450	439,173
Leggett & Platt, Inc.
3.50%, 11/15/27	250	237,110
4.40%, 03/15/29(a)	279	261,979
Lennar Corp., 4.75%, 11/29/27(a)	309	309,059
MDC Holdings, Inc., 2.50%, 01/15/31(a)	130	113,879
NVR, Inc., 3.00%, 05/15/30	500	452,720
PulteGroup, Inc.
5.00%, 01/15/27	500	501,453
7.88%, 06/15/32(a)	200	232,749
6.38%, 05/15/33	100	107,033
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	25,980
4.88%, 03/15/27	225	224,873
4.35%, 02/15/28	225	220,937
3.80%, 11/01/29(a)	225	213,501
Whirlpool Corp.
4.75%, 02/26/29(a)	1,000	989,163
2.40%, 05/15/31	159	132,622
4.70%, 05/14/32(a)	130	125,033
5.50%, 03/01/33(a)	150	149,372
5.75%, 03/01/34	175	174,062
		5,301,179
Household Products — 0.2%
Avery Dennison Corp.
4.88%, 12/06/28	350	350,207
2.65%, 04/30/30	350	311,495
2.25%, 02/15/32	363	300,370
5.75%, 03/15/33	270	280,601
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	241,872
2.30%, 12/15/31	129	109,132
5.60%, 11/15/32	318	333,531
Security	Par (000)	Value
Household Products (continued)
Clorox Co.
3.10%, 10/01/27	$249	$ 238,677
3.90%, 05/15/28(a)	264	257,782
4.40%, 05/01/29(a)	500	495,076
1.80%, 05/15/30	250	213,695
4.60%, 05/01/32(a)	250	246,190
Kimberly-Clark Corp.
2.75%, 02/15/26	277	270,800
1.05%, 09/15/27	350	318,497
3.95%, 11/01/28	400	392,316
3.20%, 04/25/29	350	331,826
3.10%, 03/26/30	400	371,440
2.00%, 11/02/31(a)	225	190,829
4.50%, 02/16/33(a)	244	241,042
		5,495,378
Industrial Conglomerates — 0.4%
3M Co.
2.25%, 09/19/26(a)	400	382,838
2.88%, 10/15/27(a)	554	528,087
3.63%, 09/14/28(a)	296	285,890
3.38%, 03/01/29	289	273,586
2.38%, 08/26/29	816	733,284
3.05%, 04/15/30	350	322,225
Carlisle Cos., Inc.
3.75%, 12/01/27	400	388,835
2.75%, 03/01/30	599	538,668
2.20%, 03/01/32	225	186,132
Eaton Corp.
3.10%, 09/15/27	572	551,344
4.35%, 05/18/28	342	340,320
4.00%, 11/02/32	324	308,200
4.15%, 03/15/33	978	935,044
Illinois Tool Works, Inc., 2.65%, 11/15/26	657	635,434
Parker-Hannifin Corp.
3.25%, 03/01/27	582	564,788
4.25%, 09/15/27	814	807,017
3.25%, 06/14/29	859	806,776
4.50%, 09/15/29	832	826,120
Pentair Finance SARL
4.50%, 07/01/29	256	249,501
5.90%, 07/15/32(a)	322	337,269
Teledyne Technologies, Inc.
1.60%, 04/01/26	302	288,695
2.25%, 04/01/28	602	555,323
2.75%, 04/01/31	829	732,420
Textron, Inc.
4.00%, 03/15/26	262	258,999
3.65%, 03/15/27	262	255,128
3.00%, 06/01/30	829	749,558
2.45%, 03/15/31	177	150,761
6.10%, 11/15/33	210	220,335
		13,212,577
Insurance — 2.2%
Aegon Ltd., (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(d)	500	494,701
Aflac, Inc.
1.13%, 03/15/26	129	122,905
2.88%, 10/15/26	202	195,743
3.60%, 04/01/30	450	425,404
Alleghany Corp., 3.63%, 05/15/30	405	382,837
Allstate Corp.
0.75%, 12/15/25	350	334,805
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Allstate Corp. (continued)
3.28%, 12/15/26	$620	$ 603,410
5.05%, 06/24/29	250	252,211
1.45%, 12/15/30	393	320,753
5.25%, 03/30/33	600	604,288
American International Group, Inc.
4.20%, 04/01/28	262	256,851
3.40%, 06/30/30	252	233,426
5.13%, 03/27/33	590	590,083
Series A-9, (3-mo. LIBOR US + 2.87%), 5.75%, 04/01/48(a)(d)	560	558,510
American National Group, Inc.
5.00%, 06/15/27	200	198,508
5.75%, 10/01/29	150	150,446
Aon Corp.
4.50%, 12/15/28	129	127,800
3.75%, 05/02/29	575	550,188
2.80%, 05/15/30	745	667,407
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	430,826
2.05%, 08/23/31	295	246,385
2.60%, 12/02/31	286	245,620
5.00%, 09/12/32	200	199,054
5.35%, 02/28/33	400	405,114
Aon Global Ltd., 3.88%, 12/15/25	496	491,393
Aon North America, Inc.
5.13%, 03/01/27	390	395,017
5.15%, 03/01/29	535	540,766
5.30%, 03/01/31	478	486,606
5.45%, 03/01/34	1,302	1,323,106
Arch Capital Finance LLC, 4.01%, 12/15/26	229	225,247
Arthur J Gallagher & Co.
2.40%, 11/09/31	285	239,858
5.50%, 03/02/33(a)	35	35,737
6.50%, 02/15/34	275	297,689
5.45%, 07/15/34(a)	350	353,286
Assurant, Inc.
3.70%, 02/22/30	150	139,186
2.65%, 01/15/32(a)	143	119,981
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(a)	250	222,181
Athene Holding Ltd.
4.13%, 01/12/28	700	680,714
6.15%, 04/03/30	273	285,694
3.50%, 01/15/31	254	230,552
6.65%, 02/01/33	200	215,077
5.88%, 01/15/34	400	407,090
(5-year CMT + 2.61%), 6.63%, 10/15/54(d)	400	393,879
AXA SA, 8.60%, 12/15/30	500	602,471
AXIS Specialty Finance LLC
3.90%, 07/15/29	300	285,769
(5-year CMT + 3.19%), 4.90%, 01/15/40(a)(d)	280	266,464
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	194,138
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	537	513,990
1.85%, 03/12/30	413	360,169
1.45%, 10/15/30	537	449,126
2.88%, 03/15/32(a)	500	445,640
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,636	1,607,068
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	387,090
5.63%, 05/15/30(a)	229	233,894
Security	Par (000)	Value
Insurance (continued)
Brown & Brown, Inc.
4.50%, 03/15/29	$268	$ 263,874
2.38%, 03/15/31	495	420,205
4.20%, 03/17/32	458	426,241
5.65%, 06/11/34	300	304,649
Chubb INA Holdings LLC
3.35%, 05/03/26	1,011	993,385
4.65%, 08/15/29	450	450,166
1.38%, 09/15/30(a)	674	561,713
5.00%, 03/15/34	874	874,074
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	256	273,788
CNA Financial Corp.
4.50%, 03/01/26	288	286,623
3.45%, 08/15/27(a)	266	257,282
3.90%, 05/01/29	413	397,966
2.05%, 08/15/30(a)	266	226,590
5.50%, 06/15/33	400	406,555
5.13%, 02/15/34	397	392,789
CNO Financial Group, Inc.
5.25%, 05/30/29	300	298,309
6.45%, 06/15/34	450	463,473
Corebridge Financial, Inc.
3.65%, 04/05/27	791	770,658
3.85%, 04/05/29	925	884,700
3.90%, 04/05/32	1,125	1,028,373
6.05%, 09/15/33	250	259,295
5.75%, 01/15/34	650	665,396
(5-year CMT + 3.85%), 6.88%, 12/15/52(d)	500	511,635
Enstar Finance LLC, (5-year CMT + 4.01%), 5.50%, 01/15/42(d)	304	285,726
Enstar Group Ltd.
4.95%, 06/01/29	300	296,090
3.10%, 09/01/31(a)	273	230,949
Equitable Holdings, Inc.
4.35%, 04/20/28	829	812,865
5.59%, 01/11/33	284	289,412
Essent Group Ltd., 6.25%, 07/01/29	225	230,152
F&G Annuities & Life, Inc.
7.40%, 01/13/28	300	312,052
6.50%, 06/04/29(a)	350	354,736
6.25%, 10/04/34	350	339,377
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	298,746
4.63%, 04/29/30	229	223,985
3.38%, 03/03/31	300	269,091
5.63%, 08/16/32	500	507,240
6.00%, 12/07/33	450	461,891
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	251,924
3.40%, 06/15/30	355	322,052
2.45%, 03/15/31	328	280,110
First American Financial Corp.
4.00%, 05/15/30	430	399,903
2.40%, 08/15/31	442	361,515
5.45%, 09/30/34	225	218,193
Globe Life, Inc.
4.55%, 09/15/28(a)	350	345,441
2.15%, 08/15/30	129	109,051
4.80%, 06/15/32(a)	160	154,931
5.85%, 09/15/34(a)	175	177,238
Hanover Insurance Group, Inc.
4.50%, 04/15/26	242	240,738

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hanover Insurance Group, Inc. (continued)
2.50%, 09/01/30	$413	$ 356,674
Hartford Financial Services Group, Inc., 2.80%, 08/19/29(a)	413	376,906
Horace Mann Educators Corp., 7.25%, 09/15/28	50	53,478
Jackson Financial, Inc.
5.17%, 06/08/27	200	200,834
3.13%, 11/23/31	179	153,264
5.67%, 06/08/32	350	354,193
Kemper Corp.
2.40%, 09/30/30	150	126,830
3.80%, 02/23/32(a)	226	201,949
Lincoln National Corp.
3.80%, 03/01/28(a)	275	266,214
3.05%, 01/15/30(a)	254	230,787
3.40%, 01/15/31	276	249,771
5.85%, 03/15/34(a)	125	128,397
Loews Corp.
3.75%, 04/01/26	349	344,797
3.20%, 05/15/30	349	321,063
Manulife Financial Corp.
4.15%, 03/04/26	715	709,209
2.48%, 05/19/27	179	169,856
3.70%, 03/16/32	373	344,957
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(d)	413	402,686
Markel Group, Inc., 3.35%, 09/17/29	393	364,337
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	503	497,426
11/08/27(c)	525	525,106
4.38%, 03/15/29(a)	1,121	1,107,289
03/15/30(c)	1,100	1,097,135
2.25%, 11/15/30	560	486,215
11/15/31(c)	1,100	1,097,177
2.38%, 12/15/31	250	213,363
5.75%, 11/01/32	374	394,870
5.88%, 08/01/33	300	319,459
5.40%, 09/15/33	300	309,454
5.15%, 03/15/34(a)	200	202,304
03/15/35(c)	1,815	1,808,344
Mercury General Corp., 4.40%, 03/15/27	50	48,997
MetLife, Inc.
3.60%, 11/13/25	356	352,485
4.55%, 03/23/30	829	823,418
6.50%, 12/15/32(a)	400	443,642
5.38%, 07/15/33	712	731,067
6.38%, 06/15/34	652	713,176
5.30%, 12/15/34	150	151,832
Munich Re America Corp., Series B, 7.45%, 12/15/26	254	267,651
NMI Holdings, Inc., 6.00%, 08/15/29	175	176,716
Old Republic International Corp.
3.88%, 08/26/26	250	245,798
5.75%, 03/28/34	200	203,370
PartnerRe Finance B LLC
3.70%, 07/02/29(a)	600	569,553
(5-year CMT + 3.82%), 4.50%, 10/01/50(d)	254	232,576
Primerica, Inc., 2.80%, 11/19/31	424	360,496
Principal Financial Group, Inc.
3.10%, 11/15/26	129	125,038
3.70%, 05/15/29	289	276,103
2.13%, 06/15/30	229	197,850
Security	Par (000)	Value
Insurance (continued)
Principal Financial Group, Inc. (continued)
5.38%, 03/15/33	$200	$ 203,569
Progressive Corp.
2.45%, 01/15/27	413	395,647
2.50%, 03/15/27	194	185,365
4.00%, 03/01/29	225	220,180
6.63%, 03/01/29	257	277,221
3.20%, 03/26/30	350	324,400
3.00%, 03/15/32	190	168,710
6.25%, 12/01/32	336	367,658
4.95%, 06/15/33	410	411,752
Prudential Financial, Inc.
1.50%, 03/10/26	179	171,851
3.88%, 03/27/28	577	562,421
2.10%, 03/10/30(a)	253	223,453
5.75%, 07/15/33(a)	250	266,040
(3-mo. LIBOR US + 2.38%), 4.50%, 09/15/47(d)	450	437,837
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(d)	829	834,130
(5-year CMT + 2.85%), 6.75%, 03/01/53(d)	300	319,046
(5-year CMT + 3.04%), 3.70%, 10/01/50(d)	643	582,584
(5-year CMT + 3.16%), 5.13%, 03/01/52(d)	613	593,377
(5-year CMT + 3.23%), 6.00%, 09/01/52(d)	966	980,229
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	823	759,905
3.63%, 03/24/32	273	249,681
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	377,101
3.15%, 06/15/30	350	317,967
6.00%, 09/15/33	200	208,676
5.75%, 09/15/34	200	203,835
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	284,313
5.75%, 06/05/33	490	496,754
SiriusPoint Ltd., 7.00%, 04/05/29	200	205,409
Stewart Information Services Corp., 3.60%, 11/15/31	230	198,378
Travelers Property Casualty Corp., 6.38%, 03/15/33	250	279,597
Trinity Acquisition PLC, 4.40%, 03/15/26	413	410,058
Unum Group, 4.00%, 06/15/29	179	172,068
Willis North America, Inc.
4.65%, 06/15/27	631	628,750
4.50%, 09/15/28	505	497,276
2.95%, 09/15/29	450	410,734
5.35%, 05/15/33	460	461,629
		73,239,013
Internet Software & Services — 1.5%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,828	1,761,993
2.13%, 02/09/31(a)	1,000	854,918
Alphabet, Inc.
2.00%, 08/15/26	1,533	1,472,582
0.80%, 08/15/27(a)	761	694,882
1.10%, 08/15/30(a)	1,726	1,438,700
Amazon.com, Inc.
4.60%, 12/01/25	1,002	1,004,013
5.20%, 12/03/25	638	642,318
1.00%, 05/12/26	2,013	1,915,259
3.30%, 04/13/27	1,210	1,180,629
1.20%, 06/03/27	1,065	983,934
3.15%, 08/22/27	2,557	2,475,612
4.55%, 12/01/27	1,464	1,471,357
1.65%, 05/12/28	1,643	1,495,818
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
3.45%, 04/13/29	$1,202	$ 1,156,894
4.65%, 12/01/29	1,098	1,108,147
1.50%, 06/03/30	1,465	1,247,033
2.10%, 05/12/31	2,197	1,888,236
3.60%, 04/13/32	1,726	1,614,701
4.70%, 12/01/32	1,450	1,454,704
Baidu, Inc.
1.72%, 04/09/26(a)	350	335,215
3.63%, 07/06/27(a)	400	389,705
4.38%, 03/29/28(a)	350	345,527
3.43%, 04/07/30	300	279,600
2.38%, 08/23/31	350	299,927
Booking Holdings, Inc.
3.60%, 06/01/26	699	689,403
3.55%, 03/15/28	350	339,189
4.63%, 04/13/30	1,147	1,143,043
eBay, Inc.
5.90%, 11/22/25	278	281,124
1.40%, 05/10/26	325	309,302
3.60%, 06/05/27(a)	613	599,096
2.70%, 03/11/30	685	616,134
2.60%, 05/10/31	518	450,591
6.30%, 11/22/32	278	300,050
Expedia Group, Inc.
5.00%, 02/15/26	413	413,716
4.63%, 08/01/27	500	497,983
3.80%, 02/15/28(a)	620	600,261
3.25%, 02/15/30(a)	683	631,486
2.95%, 03/15/31	252	224,197
JD.com, Inc.
3.88%, 04/29/26(a)	200	196,921
3.38%, 01/14/30	478	447,201
Meta Platforms, Inc.
3.50%, 08/15/27	1,802	1,762,349
4.60%, 05/15/28	940	946,226
4.30%, 08/15/29(a)	620	615,320
4.80%, 05/15/30	602	609,578
4.55%, 08/15/31	625	620,215
3.85%, 08/15/32	1,956	1,842,706
4.95%, 05/15/33	1,040	1,057,116
4.75%, 08/15/34	1,425	1,408,929
Netflix, Inc.
4.38%, 11/15/26	700	698,866
4.88%, 04/15/28	1,214	1,220,822
5.88%, 11/15/28	1,500	1,566,051
6.38%, 05/15/29	500	534,188
4.90%, 08/15/34	500	499,643
Tencent Music Entertainment Group, 2.00%, 09/03/30	250	212,161
Uber Technologies, Inc.
4.30%, 01/15/30	800	778,284
4.80%, 09/15/34	950	920,325
VeriSign, Inc.
4.75%, 07/15/27	179	177,480
2.70%, 06/15/31	394	337,388
Weibo Corp., 3.38%, 07/08/30(a)	300	269,305
		51,328,353
IT Services — 1.0%
Accenture Capital, Inc.
3.90%, 10/04/27	325	320,971
Security	Par (000)	Value
IT Services (continued)
Accenture Capital, Inc. (continued)
4.05%, 10/04/29	$475	$ 464,386
4.25%, 10/04/31	775	750,982
4.50%, 10/04/34	1,020	985,908
Amdocs Ltd., 2.54%, 06/15/30	400	349,338
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	330	346,649
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	196,541
2.90%, 12/01/29	413	374,835
2.60%, 05/01/31(a)	681	587,747
CGI, Inc.
1.45%, 09/14/26	329	309,371
2.30%, 09/14/31	213	178,073
DXC Technology Co.
1.80%, 09/15/26	384	361,013
2.38%, 09/15/28(a)	329	292,756
Fidelity National Information Services, Inc.
1.15%, 03/01/26	900	858,090
1.65%, 03/01/28	562	509,017
3.75%, 05/21/29	334	318,970
2.25%, 03/01/31(a)	588	504,293
5.10%, 07/15/32(a)	628	632,690
Fiserv, Inc.
3.20%, 07/01/26	1,098	1,071,945
5.15%, 03/15/27(a)	599	605,603
2.25%, 06/01/27	699	657,783
5.45%, 03/02/28	764	779,411
5.38%, 08/21/28	594	605,500
4.20%, 10/01/28	829	811,208
3.50%, 07/01/29	1,898	1,793,257
4.75%, 03/15/30	325	322,989
2.65%, 06/01/30	699	621,323
5.35%, 03/15/31	275	280,891
5.60%, 03/02/33	630	647,203
5.63%, 08/21/33	702	721,595
5.45%, 03/15/34	525	532,698
5.15%, 08/12/34	325	322,708
Fortinet, Inc.
1.00%, 03/15/26	274	260,403
2.20%, 03/15/31	183	155,621
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 06/04/29	50	51,360
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	400	400,246
4.60%, 02/05/27	400	400,816
4.60%, 02/05/29(a)	400	398,641
4.75%, 02/05/31	400	399,618
4.90%, 02/05/34(a)	600	591,912
International Business Machines Corp.
4.50%, 02/06/26	600	599,147
3.45%, 02/19/26	700	690,427
3.30%, 05/15/26	1,893	1,857,144
3.30%, 01/27/27	655	638,071
2.20%, 02/09/27	400	379,714
1.70%, 05/15/27	881	821,167
4.15%, 07/27/27	400	395,778
6.22%, 08/01/27	250	260,732
4.50%, 02/06/28(a)	600	599,077
3.50%, 05/15/29(a)	2,019	1,918,644
1.95%, 05/15/30	759	652,622
2.72%, 02/09/32(a)	250	217,407
4.40%, 07/27/32	350	339,139

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
5.88%, 11/29/32	$163	$ 173,051
4.75%, 02/06/33(a)	900	891,994
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	283,823
2.70%, 10/15/28	200	181,971
3.15%, 10/15/31	560	479,040
6.35%, 02/20/34(a)	260	269,255
Leidos, Inc.
4.38%, 05/15/30	500	482,102
2.30%, 02/15/31	620	528,344
5.75%, 03/15/33	350	361,959
		33,794,969
Leisure Products — 0.1%
Brunswick Corp.(a)
2.40%, 08/18/31	444	365,389
4.40%, 09/15/32	265	244,342
Brunswick Corp./DE, 5.85%, 03/18/29(a)	250	254,284
Hasbro, Inc.
3.55%, 11/19/26	1,775	1,729,104
3.50%, 09/15/27	163	157,472
3.90%, 11/19/29	503	473,740
6.05%, 05/14/34	275	280,767
Polaris, Inc., 6.95%, 03/15/29(a)	254	268,093
		3,773,191
Machinery — 1.2%
AGCO Corp.
5.45%, 03/21/27	300	303,101
5.80%, 03/21/34	300	305,187
Caterpillar Financial Services Corp.
0.80%, 11/13/25	829	798,564
4.80%, 01/06/26	530	532,190
5.05%, 02/27/26(a)	325	327,765
0.90%, 03/02/26	448	428,047
4.35%, 05/15/26	856	856,160
1.15%, 09/14/26	339	319,823
4.45%, 10/16/26	250	250,237
1.70%, 01/08/27	413	389,773
4.50%, 01/08/27(a)	200	200,583
5.00%, 05/14/27	599	607,412
3.60%, 08/12/27	400	392,547
1.10%, 09/14/27	400	365,697
4.40%, 10/15/27	250	249,789
4.85%, 02/27/29(a)	275	278,523
4.38%, 08/16/29	250	247,679
Caterpillar, Inc.
2.60%, 09/19/29	298	272,678
2.60%, 04/09/30	413	373,723
1.90%, 03/12/31(a)	339	291,342
CNH Industrial Capital LLC
1.88%, 01/15/26	179	172,864
1.45%, 07/15/26	410	387,454
4.50%, 10/08/27	85	84,400
4.55%, 04/10/28	200	198,411
5.50%, 01/12/29	200	204,479
5.10%, 04/20/29	275	276,903
CNH Industrial NV, 3.85%, 11/15/27	350	342,609
Deere & Co.
5.38%, 10/16/29	308	319,886
3.10%, 04/15/30	413	381,964
Security	Par (000)	Value
Machinery (continued)
Dover Corp.
3.15%, 11/15/25	$163	$ 160,172
2.95%, 11/04/29	110	100,612
Flowserve Corp.
3.50%, 10/01/30(a)	250	228,291
2.80%, 01/15/32	280	237,581
IDEX Corp.
4.95%, 09/01/29	350	351,207
3.00%, 05/01/30	400	361,348
2.63%, 06/15/31	399	344,859
Ingersoll Rand, Inc.
5.20%, 06/15/27	300	303,776
5.40%, 08/14/28	374	382,409
5.18%, 06/15/29	561	568,772
5.31%, 06/15/31	374	381,148
5.70%, 08/14/33	590	612,039
5.45%, 06/15/34	285	290,717
John Deere Capital Corp.
4.80%, 01/09/26	983	987,397
0.70%, 01/15/26	745	712,469
5.05%, 03/03/26(a)	300	302,324
4.95%, 03/06/26	225	226,368
4.75%, 06/08/26	260	261,332
2.65%, 06/10/26	500	486,576
1.05%, 06/17/26	209	198,064
5.15%, 09/08/26(a)	450	456,626
2.25%, 09/14/26	413	397,382
1.30%, 10/13/26	425	400,938
4.50%, 01/08/27	300	300,670
1.70%, 01/11/27(a)	193	182,065
4.85%, 03/05/27(a)	225	227,245
2.35%, 03/08/27	307	292,630
1.75%, 03/09/27	341	320,780
4.90%, 06/11/27	400	404,293
4.20%, 07/15/27	220	218,667
2.80%, 09/08/27	307	293,447
4.15%, 09/15/27	950	944,302
3.05%, 01/06/28	225	216,179
4.75%, 01/20/28(a)	600	605,063
4.90%, 03/03/28	450	454,952
1.50%, 03/06/28	163	147,764
4.95%, 07/14/28	1,228	1,244,400
4.50%, 01/16/29	606	604,582
3.45%, 03/07/29	369	352,527
3.35%, 04/18/29(a)	279	266,042
4.85%, 06/11/29	400	403,806
2.80%, 07/18/29(a)	520	481,483
4.85%, 10/11/29	600	606,696
2.45%, 01/09/30(a)	225	202,592
4.70%, 06/10/30	615	615,918
1.45%, 01/15/31	745	620,535
4.90%, 03/07/31	580	583,269
2.00%, 06/17/31	259	219,659
4.40%, 09/08/31	525	512,506
3.90%, 06/07/32	341	321,290
4.35%, 09/15/32(a)	450	438,428
5.10%, 04/11/34	625	632,984
5.05%, 06/12/34	400	404,007
Series I, 5.15%, 09/08/33	570	580,832
Kennametal, Inc., 2.80%, 03/01/31	100	86,738
Nordson Corp.
5.60%, 09/15/28	85	87,358
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Nordson Corp. (continued)
4.50%, 12/15/29	$275	$ 268,866
5.80%, 09/15/33	275	287,794
nVent Finance SARL
4.55%, 04/15/28	254	251,791
2.75%, 11/15/31	120	101,673
5.65%, 05/15/33	274	279,408
Oshkosh Corp., 3.10%, 03/01/30	50	45,448
Otis Worldwide Corp.
2.29%, 04/05/27(a)	340	322,364
5.25%, 08/16/28	510	518,922
2.57%, 02/15/30	1,005	895,397
Rockwell Automation, Inc.
3.50%, 03/01/29	288	274,637
1.75%, 08/15/31	159	131,564
Stanley Black & Decker, Inc.
3.40%, 03/01/26	278	272,912
6.00%, 03/06/28(a)	244	253,396
4.25%, 11/15/28	179	175,592
2.30%, 03/15/30	679	593,344
3.00%, 05/15/32	258	225,217
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	400	390,020
4.70%, 09/15/28	813	809,160
5.61%, 03/11/34	412	423,440
Xylem, Inc./New York
3.25%, 11/01/26(a)	300	292,092
1.95%, 01/30/28	350	322,486
2.25%, 01/30/31(a)	350	302,401
		40,223,830
Marine Transportation — 0.0%
Kirby Corp., 4.20%, 03/01/28	250	243,007
Media — 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	1,055	1,077,000
3.75%, 02/15/28	413	393,059
4.20%, 03/15/28(a)	810	781,018
2.25%, 01/15/29	849	745,212
5.05%, 03/30/29	829	813,041
6.10%, 06/01/29	954	973,557
2.80%, 04/01/31	1,037	871,654
2.30%, 02/01/32	647	510,497
4.40%, 04/01/33	550	491,133
6.65%, 02/01/34	750	770,006
6.55%, 06/01/34(a)	954	971,224
Comcast Corp.
3.15%, 03/01/26	1,450	1,423,266
2.35%, 01/15/27	752	717,278
3.30%, 02/01/27	829	807,924
3.30%, 04/01/27	309	300,691
5.35%, 11/15/27	825	844,488
3.15%, 02/15/28	1,036	989,624
3.55%, 05/01/28(a)	829	799,854
4.15%, 10/15/28	2,539	2,492,691
4.55%, 01/15/29	440	438,339
5.10%, 06/01/29	600	609,776
2.65%, 02/01/30	1,310	1,181,208
3.40%, 04/01/30	1,336	1,247,231
4.25%, 10/15/30(a)	1,005	977,584
1.95%, 01/15/31	1,305	1,104,033
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
1.50%, 02/15/31	$1,460	$ 1,197,352
5.50%, 11/15/32	650	674,406
4.25%, 01/15/33	1,150	1,092,907
4.65%, 02/15/33(a)	390	383,847
7.05%, 03/15/33	500	568,308
4.80%, 05/15/33	440	434,576
5.30%, 06/01/34(a)	1,132	1,151,657
4.20%, 08/15/34	100	93,499
Discovery Communications LLC
4.90%, 03/11/26	272	270,427
3.95%, 03/20/28	862	813,403
4.13%, 05/15/29	600	558,285
3.63%, 05/15/30	850	752,751
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	134,233
3.45%, 03/01/32	230	205,078
Fox Corp.
4.71%, 01/25/29	1,161	1,156,010
3.50%, 04/08/30	350	325,421
6.50%, 10/13/33	800	851,851
Grupo Televisa SAB, 8.50%, 03/11/32	50	55,948
Paramount Global
2.90%, 01/15/27(a)	210	199,496
3.38%, 02/15/28	413	383,792
3.70%, 06/01/28(a)	413	386,329
4.20%, 06/01/29(a)	250	233,980
7.88%, 07/30/30(a)	350	376,978
4.95%, 01/15/31(a)	829	769,864
4.20%, 05/19/32	400	348,174
5.50%, 05/15/33	300	278,136
TCI Communications, Inc., 7.88%, 02/15/26	163	169,322
Thomson Reuters Corp., 3.35%, 05/15/26	384	376,195
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	650	729,774
TWDC Enterprises 18 Corp.
3.00%, 02/13/26	580	568,816
1.85%, 07/30/26	829	792,657
2.95%, 06/15/27	620	596,316
7.00%, 03/01/32	250	283,736
Walt Disney Co.
1.75%, 01/13/26	780	754,580
3.38%, 11/15/26	143	140,110
3.70%, 03/23/27	250	245,981
2.20%, 01/13/28	829	774,238
2.00%, 09/01/29	1,219	1,083,704
3.80%, 03/22/30	829	794,774
2.65%, 01/13/31	1,522	1,352,873
		44,691,172
Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	415,119
3.75%, 10/01/30	478	433,842
ArcelorMittal SA
4.55%, 03/11/26	163	162,194
6.55%, 11/29/27	500	520,351
4.25%, 07/16/29	225	219,204
6.80%, 11/29/32(a)	566	614,189
6.00%, 06/17/34(a)	300	307,784
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	720	722,724
6.42%, 03/01/26	261	266,639

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.25%, 09/08/26	$600	$ 606,990
4.75%, 02/28/28	806	810,046
5.10%, 09/08/28	504	511,557
5.25%, 09/08/30	600	614,996
4.90%, 02/28/33	465	463,775
5.25%, 09/08/33	1,114	1,132,276
Freeport-McMoRan, Inc.
5.00%, 09/01/27	329	328,677
4.13%, 03/01/28	335	326,010
4.38%, 08/01/28	329	320,654
5.25%, 09/01/29(a)	329	329,310
4.25%, 03/01/30	329	314,783
4.63%, 08/01/30	398	388,150
Kinross Gold Corp.
4.50%, 07/15/27	256	253,252
6.25%, 07/15/33	270	286,337
Newmont Corp.
2.80%, 10/01/29	511	467,779
2.25%, 10/01/30	731	637,668
2.60%, 07/15/32(a)	550	470,845
Newmont Corp./Newcrest Finance Pty. Ltd.
5.30%, 03/15/26	634	639,520
3.25%, 05/13/30	358	331,380
5.35%, 03/15/34(a)	634	644,882
Nucor Corp.
4.30%, 05/23/27(a)	366	364,502
3.95%, 05/01/28	179	175,030
2.70%, 06/01/30	179	161,032
3.13%, 04/01/32	409	363,247
Reliance, Inc., 2.15%, 08/15/30	350	299,418
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	329,295
6.13%, 12/15/33	501	541,150
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	623	673,874
Rio Tinto Finance USA PLC, 5.00%, 03/09/33	544	550,545
Steel Dynamics, Inc.
5.00%, 12/15/26	161	160,784
1.65%, 10/15/27	413	378,181
3.45%, 04/15/30	350	324,870
3.25%, 01/15/31	213	194,239
5.38%, 08/15/34(a)	300	301,531
Timken Co.
4.50%, 12/15/28	413	402,843
4.13%, 04/01/32	225	210,411
Vale Overseas Ltd.
3.75%, 07/08/30	829	771,767
6.13%, 06/12/33(a)	950	974,022
8.25%, 01/17/34	326	393,506
Yamana Gold, Inc., 2.63%, 08/15/31	250	212,448
		21,323,628
Office REITs — 0.2%
Boston Properties LP
3.65%, 02/01/26	474	465,102
2.75%, 10/01/26	450	431,076
6.75%, 12/01/27	456	475,357
4.50%, 12/01/28	829	804,003
3.40%, 06/21/29	403	369,890
2.90%, 03/15/30	397	350,204
3.25%, 01/30/31	829	730,236
2.55%, 04/01/32	469	382,088
Security	Par (000)	Value
Office REITs (continued)
Boston Properties LP (continued)
2.45%, 10/01/33(a)	$507	$ 393,755
6.50%, 01/15/34(a)	387	409,547
COPT Defense Properties LP
2.00%, 01/15/29	130	114,041
2.75%, 04/15/31	429	366,424
2.90%, 12/01/33	250	202,728
Cousins Properties LP, 5.88%, 10/01/34	300	302,632
Highwoods Realty LP
4.13%, 03/15/28	163	156,040
3.05%, 02/15/30	413	362,915
7.65%, 02/01/34	200	224,226
Kilroy Realty LP
4.75%, 12/15/28	300	293,404
4.25%, 08/15/29	160	150,610
3.05%, 02/15/30	329	289,379
2.50%, 11/15/32	234	183,047
2.65%, 11/15/33	300	231,460
Piedmont Operating Partnership LP
9.25%, 07/20/28(a)	306	336,656
3.15%, 08/15/30	413	353,197
		8,378,017
Oil, Gas & Consumable Fuels — 5.3%
Apache Corp., 4.25%, 01/15/30(a)	296	278,594
Boardwalk Pipelines LP
5.95%, 06/01/26	400	404,374
4.45%, 07/15/27	189	186,825
4.80%, 05/03/29	413	408,151
3.40%, 02/15/31	350	314,606
3.60%, 09/01/32	200	176,460
5.63%, 08/01/34	200	200,376
BP Capital Markets America, Inc.
3.41%, 02/11/26	742	732,128
3.12%, 05/04/26	741	725,745
3.02%, 01/16/27	373	360,876
3.54%, 04/06/27	179	174,799
3.59%, 04/14/27	456	445,605
5.02%, 11/17/27	500	506,497
3.94%, 09/21/28	413	402,192
4.23%, 11/06/28	829	815,390
4.70%, 04/10/29	1,000	997,966
4.97%, 10/17/29	500	504,758
3.63%, 04/06/30	829	784,005
1.75%, 08/10/30	425	360,382
2.72%, 01/12/32	1,263	1,093,712
4.81%, 02/13/33	1,450	1,420,940
4.89%, 09/11/33	1,161	1,142,131
4.99%, 04/10/34	650	642,264
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,074,538
3.72%, 11/28/28	829	799,104
Burlington Resources LLC
7.20%, 08/15/31	250	281,763
7.40%, 12/01/31	320	364,148
Canadian Natural Resources Ltd.
3.85%, 06/01/27	925	904,625
2.95%, 07/15/30	413	369,230
7.20%, 01/15/32	350	389,000
6.45%, 06/30/33	259	274,904
Cenovus Energy, Inc.
4.25%, 04/15/27	280	276,013
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cenovus Energy, Inc. (continued)
2.65%, 01/15/32	$320	$ 268,715
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	910,795
3.70%, 11/15/29	763	718,580
Cheniere Energy Partners LP
4.50%, 10/01/29	902	868,844
4.00%, 03/01/31	1,000	924,912
3.25%, 01/31/32	826	719,003
5.95%, 06/30/33	930	956,624
5.75%, 08/15/34(b)	600	606,434
Cheniere Energy, Inc.
4.63%, 10/15/28	1,198	1,174,936
5.65%, 04/15/34	900	904,757
Chevron Corp.
3.33%, 11/17/25	413	408,114
2.95%, 05/16/26	1,796	1,757,676
2.00%, 05/11/27	798	753,364
2.24%, 05/11/30	1,197	1,057,141
Chevron USA, Inc.
1.02%, 08/12/27	541	494,187
3.85%, 01/15/28	243	239,445
3.25%, 10/15/29	350	330,381
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,304,343
Conoco Funding Co., 7.25%, 10/15/31	287	324,127
ConocoPhillips, 5.90%, 10/15/32(a)	250	268,030
ConocoPhillips Co.
6.95%, 04/15/29	743	813,854
5.05%, 09/15/33(a)	622	624,823
Continental Resources, Inc., 4.38%, 01/15/28	579	561,652
Coterra Energy, Inc.
3.90%, 05/15/27	400	389,780
4.38%, 03/15/29	179	173,182
5.60%, 03/15/34	275	274,611
DCP Midstream Operating LP
5.63%, 07/15/27	200	203,558
5.13%, 05/15/29	502	505,227
8.13%, 08/16/30	300	343,276
3.25%, 02/15/32	160	138,696
Devon Energy Corp.
5.85%, 12/15/25	163	164,120
5.25%, 10/15/27	200	200,872
5.88%, 06/15/28(a)	538	541,914
4.50%, 01/15/30	588	569,046
7.88%, 09/30/31	450	511,787
7.95%, 04/15/32(a)	284	324,893
5.20%, 09/15/34	850	817,299
Diamondback Energy, Inc.
3.25%, 12/01/26	500	485,408
5.20%, 04/18/27	718	725,346
3.50%, 12/01/29	829	773,916
5.15%, 01/30/30	718	721,632
3.13%, 03/24/31	470	418,660
6.25%, 03/15/33	720	758,666
5.40%, 04/18/34	790	788,283
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	164,240
Enbridge, Inc.
1.60%, 10/04/26	381	359,142
5.90%, 11/15/26	405	413,919
4.25%, 12/01/26	829	821,136
5.25%, 04/05/27	225	227,903
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc. (continued)
3.70%, 07/15/27	$829	$ 808,073
6.00%, 11/15/28(a)	570	594,463
5.30%, 04/05/29	480	487,054
3.13%, 11/15/29	760	701,175
6.20%, 11/15/30(a)	571	605,729
5.70%, 03/08/33	1,598	1,638,387
2.50%, 08/01/33	760	617,669
5.63%, 04/05/34(a)	1,485	1,508,639
Energy Transfer LP
4.75%, 01/15/26(a)	829	827,763
3.90%, 07/15/26	350	344,956
6.05%, 12/01/26	831	851,049
4.40%, 03/15/27(a)	500	495,689
4.20%, 04/15/27	507	499,822
5.50%, 06/01/27	650	659,784
4.00%, 10/01/27	300	293,658
5.55%, 02/15/28	762	777,466
4.95%, 05/15/28	675	676,204
4.95%, 06/15/28	831	832,727
6.10%, 12/01/28	90	93,792
5.25%, 04/15/29	1,143	1,153,769
5.25%, 07/01/29	1,080	1,090,269
4.15%, 09/15/29	416	400,338
3.75%, 05/15/30	779	726,905
6.40%, 12/01/30	761	807,459
5.75%, 02/15/33(a)	1,142	1,165,997
6.55%, 12/01/33	830	890,884
5.55%, 05/15/34	850	853,446
5.60%, 09/01/34(a)	800	805,946
Eni USA, Inc., 7.30%, 11/15/27	301	320,817
EnLink Midstream LLC
5.38%, 06/01/29	270	272,020
5.65%, 09/01/34	100	100,380
EnLink Midstream Partners LP, 4.85%, 07/15/26	266	264,850
Enterprise Products Operating LLC
5.05%, 01/10/26	350	351,903
3.70%, 02/15/26	376	372,392
4.60%, 01/11/27	808	808,917
3.95%, 02/15/27	209	206,137
4.15%, 10/16/28	879	861,275
3.13%, 07/31/29	1,010	943,168
2.80%, 01/31/30	711	645,449
5.35%, 01/31/33	600	612,672
4.85%, 01/31/34	808	793,325
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(d)	650	624,258
Series D, 6.88%, 03/01/33	400	446,415
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(d)	620	609,070
EOG Resources, Inc.
4.15%, 01/15/26	450	447,209
4.38%, 04/15/30	535	525,090
EQT Corp.
3.90%, 10/01/27	660	642,597
5.70%, 04/01/28	313	318,843
5.00%, 01/15/29	130	128,576
7.00%, 02/01/30(a)	371	396,740
5.75%, 02/01/34(a)	475	476,687
Equinor ASA
3.63%, 09/10/28	600	581,313
3.13%, 04/06/30	829	768,198
2.38%, 05/22/30	829	740,049

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Expand Energy Corp.
5.38%, 03/15/30	$800	$ 786,597
4.75%, 02/01/32	200	187,897
Exxon Mobil Corp.
3.04%, 03/01/26	1,812	1,779,134
2.28%, 08/16/26	813	783,958
3.29%, 03/19/27	660	646,484
2.44%, 08/16/29(a)	663	605,677
3.48%, 03/19/30	1,577	1,493,905
2.61%, 10/15/30	1,626	1,457,230
Helmerich & Payne, Inc.
4.85%, 12/01/29(b)	200	193,601
2.90%, 09/29/31	350	293,690
Hess Corp.
4.30%, 04/01/27	657	649,973
7.88%, 10/01/29	350	391,857
7.30%, 08/15/31	533	596,521
7.13%, 03/15/33	450	504,355
HF Sinclair Corp.
5.88%, 04/01/26	413	416,556
6.38%, 04/15/27	284	287,589
5.00%, 02/01/28	292	289,114
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	300	338,983
Kinder Morgan, Inc.
1.75%, 11/15/26	215	202,895
4.30%, 03/01/28(a)	937	923,141
5.00%, 02/01/29	1,010	1,011,096
5.10%, 08/01/29(a)	375	376,542
2.00%, 02/15/31	623	524,642
7.80%, 08/01/31	350	399,337
7.75%, 01/15/32	829	948,818
4.80%, 02/01/33	562	540,691
5.20%, 06/01/33	1,212	1,192,637
5.40%, 02/01/34(a)	808	805,567
Marathon Oil Corp.
4.40%, 07/15/27	829	821,833
5.30%, 04/01/29	275	279,651
6.80%, 03/15/32(a)	229	251,750
5.70%, 04/01/34	275	285,042
Marathon Petroleum Corp.
5.13%, 12/15/26	350	352,137
3.80%, 04/01/28	479	463,710
MPLX LP
1.75%, 03/01/26	1,134	1,088,891
4.13%, 03/01/27	829	817,450
4.25%, 12/01/27	609	598,915
4.00%, 03/15/28	829	806,720
4.80%, 02/15/29	500	497,351
2.65%, 08/15/30	1,135	998,590
4.95%, 09/01/32	756	736,951
5.00%, 03/01/33	705	685,215
5.50%, 06/01/34	1,050	1,046,663
Northwest Pipeline LLC, 4.00%, 04/01/27	368	360,682
NOV, Inc., 3.60%, 12/01/29(a)	229	213,533
Occidental Petroleum Corp.
5.50%, 12/01/25	338	338,828
5.55%, 03/15/26	680	684,088
8.50%, 07/15/27(a)	356	381,502
5.00%, 08/01/27	525	524,657
6.38%, 09/01/28(a)	468	484,598
5.20%, 08/01/29	920	916,625
8.88%, 07/15/30	600	689,389
6.63%, 09/01/30	1,054	1,107,530
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
6.13%, 01/01/31	$832	$ 857,285
7.50%, 05/01/31	500	553,340
7.88%, 09/15/31	352	394,514
5.38%, 01/01/32(a)	740	730,206
5.55%, 10/01/34	780	767,865
ONEOK, Inc.
5.85%, 01/15/26	229	231,238
5.00%, 03/01/26	350	350,135
5.55%, 11/01/26	500	506,716
4.00%, 07/13/27	250	244,906
4.25%, 09/24/27	750	740,631
4.55%, 07/15/28	413	408,228
5.65%, 11/01/28	500	513,292
4.35%, 03/15/29	829	807,599
3.40%, 09/01/29	589	549,079
3.10%, 03/15/30	400	363,664
3.25%, 06/01/30	225	205,394
5.80%, 11/01/30	425	441,121
6.35%, 01/15/31(a)	495	524,559
4.75%, 10/15/31	400	390,843
6.10%, 11/15/32	620	651,043
6.05%, 09/01/33	1,000	1,039,514
Ovintiv, Inc.
5.38%, 01/01/26	251	251,321
5.65%, 05/15/28	300	303,980
8.13%, 09/15/30	430	485,070
7.20%, 11/01/31	145	157,521
7.38%, 11/01/31	413	452,939
6.25%, 07/15/33	370	381,713
6.50%, 08/15/34	400	419,183
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	238,191
5.15%, 11/15/29	300	293,722
7.15%, 10/01/33	300	317,173
Phillips 66
3.90%, 03/15/28	622	605,253
2.15%, 12/15/30	661	564,494
Phillips 66 Co.
1.30%, 02/15/26	400	383,297
3.55%, 10/01/26	413	404,461
4.95%, 12/01/27	420	423,655
3.75%, 03/01/28	252	243,968
3.15%, 12/15/29	305	280,895
5.25%, 06/15/31	450	453,909
5.30%, 06/30/33	855	856,886
Pioneer Natural Resources Co.
1.13%, 01/15/26	569	546,450
5.10%, 03/29/26	835	841,384
1.90%, 08/15/30	926	789,263
2.15%, 01/15/31	650	557,258
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/26(a)	413	411,028
3.55%, 12/15/29	753	701,411
3.80%, 09/15/30	566	527,243
5.70%, 09/15/34	300	302,692
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	829	838,250
5.00%, 03/15/27	1,479	1,482,180
4.20%, 03/15/28	829	811,927
4.50%, 05/15/30	1,259	1,224,822
Shell Finance U.S., Inc.
2.38%, 11/07/29	829	747,118
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell Finance U.S., Inc. (continued)
2.75%, 04/06/30(a)	$997	$ 907,127
Shell International Finance BV
2.88%, 05/10/26(a)	1,093	1,067,356
2.50%, 09/12/26	829	799,978
3.88%, 11/13/28	979	955,439
South Bow USA Infrastructure Holdings LLC(b)
4.91%, 09/01/27	85	84,551
5.03%, 10/01/29	680	669,340
5.58%, 10/01/34	820	810,041
Spectra Energy Partners LP, 3.38%, 10/15/26	829	806,953
Suncor Energy, Inc., 7.15%, 02/01/32	250	277,304
Targa Resources Corp.
5.20%, 07/01/27	450	455,247
6.15%, 03/01/29(a)	598	624,345
4.20%, 02/01/33	374	343,694
6.13%, 03/15/33	756	789,996
6.50%, 03/30/34	652	699,579
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	331,987
5.00%, 01/15/28	329	327,770
6.88%, 01/15/29	329	336,555
5.50%, 03/01/30	496	496,944
4.88%, 02/01/31	784	761,808
4.00%, 01/15/32	784	718,586
TC PipeLines LP, 3.90%, 05/25/27	285	277,949
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	300	321,564
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	282,965
Tosco Corp., 8.13%, 02/15/30	281	325,299
TotalEnergies Capital International SA
3.46%, 02/19/29	877	840,857
2.83%, 01/10/30	876	801,726
TotalEnergies Capital SA
3.88%, 10/11/28(a)	702	684,804
5.15%, 04/05/34	750	757,232
4.72%, 09/10/34(a)	525	511,893
TransCanada PipeLines Ltd.
4.88%, 01/15/26	576	575,158
4.25%, 05/15/28	901	883,277
4.10%, 04/15/30	729	697,318
4.63%, 03/01/34	804	760,447
5.60%, 03/31/34(a)	200	202,425
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	682,063
4.00%, 03/15/28	220	213,957
3.25%, 05/15/30	450	410,971
Valero Energy Corp.
3.40%, 09/15/26	280	272,780
2.15%, 09/15/27(a)	477	445,254
4.35%, 06/01/28	498	491,204
4.00%, 04/01/29	290	279,757
2.80%, 12/01/31	179	153,942
7.50%, 04/15/32	545	616,967
Valero Energy Partners LP, 4.50%, 03/15/28	341	337,454
Western Midstream Operating LP
4.65%, 07/01/26(a)	200	198,312
4.75%, 08/15/28	200	196,393
6.35%, 01/15/29	560	582,840
4.05%, 02/01/30	756	710,231
6.15%, 04/01/33	550	568,191
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Western Midstream Operating LP (continued)
5.45%, 11/15/34	$170	$ 165,883
Williams Cos., Inc.
5.40%, 03/02/26	810	815,357
3.75%, 06/15/27	818	798,559
5.30%, 08/15/28	700	710,597
4.90%, 03/15/29(a)	882	880,885
4.80%, 11/15/29	225	223,606
3.50%, 11/15/30	829	763,680
2.60%, 03/15/31	1,203	1,041,726
8.75%, 03/15/32	400	479,373
4.65%, 08/15/32	600	579,022
5.65%, 03/15/33	600	614,540
5.15%, 03/15/34	802	789,382
Woodside Finance Ltd., 5.10%, 09/12/34	625	605,001
		178,532,870
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	191,856
Georgia-Pacific LLC
7.75%, 11/15/29	254	288,488
8.88%, 05/15/31	219	268,475
Suzano Austria GmbH
2.50%, 09/15/28	250	225,751
6.00%, 01/15/29	1,128	1,142,104
5.00%, 01/15/30	900	874,478
3.75%, 01/15/31	809	721,231
3.13%, 01/15/32	600	503,962
Suzano International Finance BV, 5.50%, 01/17/27	829	835,165
		5,051,510
Passenger Airlines — 0.2%
American Airlines 2014-1 Class A Pass Through Trust, Series A, 3.70%, 04/01/28	169	162,765
American Airlines 2016-1 Class AA Pass Through Trust, Series AA, 3.58%, 07/15/29	248	238,981
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	152	144,752
Series 2016-2, Class AA, 3.20%, 12/15/29	269	253,981
Series 2017-1, Class AA, 3.65%, 02/15/29	224	213,236
Series 2017-2, 3.35%, 04/15/31	421	395,482
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	627	577,150
Series 2021-1, Class A, 2.88%, 01/11/36	89	77,420
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29(a)	221	205,286
Delta Air Lines, Inc., 3.75%, 10/28/29	300	280,043
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	231	219,214
Series 2019-1, Class AA, 2.75%, 11/15/33	198	174,475
Southwest Airlines Co.
5.13%, 06/15/27	1,027	1,033,880
2.63%, 02/10/30	159	141,164
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	260	245,653
Series 2018-1, Class AA, 3.50%, 09/01/31	192	180,221
Series 2019-1, Class AA, 4.15%, 02/25/33	170	162,799
Series 2019-2, Class AA, 2.70%, 11/01/33(a)	240	212,231
Series 2020-1, Class A, 5.88%, 04/15/29	677	692,228
		5,610,961
Personal Care Products — 0.7%
Colgate-Palmolive Co.
4.80%, 03/02/26	338	340,058

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Personal Care Products (continued)
Colgate-Palmolive Co. (continued)
3.10%, 08/15/27(a)	$302	$ 293,065
4.60%, 03/01/28	344	348,674
3.25%, 08/15/32	302	274,993
4.60%, 03/01/33	344	343,544
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	173,403
4.38%, 05/15/28(a)	360	356,875
2.38%, 12/01/29	411	367,353
2.60%, 04/15/30(a)	413	371,094
1.95%, 03/15/31	193	161,753
4.65%, 05/15/33	450	435,165
5.00%, 02/14/34(a)	350	347,300
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,150	1,116,346
3.38%, 03/24/29	400	377,974
3.63%, 03/24/32	1,312	1,201,205
Kenvue, Inc.
5.35%, 03/22/26	370	374,132
5.05%, 03/22/28	515	524,113
5.00%, 03/22/30	660	670,493
4.90%, 03/22/33	690	690,109
Procter & Gamble Co.
4.10%, 01/26/26(a)	550	549,117
2.70%, 02/02/26(a)	350	343,391
1.00%, 04/23/26	467	446,214
2.45%, 11/03/26	450	434,262
1.90%, 02/01/27	500	474,829
2.80%, 03/25/27	1,000	967,161
2.85%, 08/11/27	413	397,628
3.95%, 01/26/28	250	247,180
4.35%, 01/29/29	275	275,267
4.15%, 10/24/29(a)	300	297,985
3.00%, 03/25/30	829	770,279
1.20%, 10/29/30	725	601,293
1.95%, 04/23/31	829	718,414
2.30%, 02/01/32(a)	480	418,499
4.05%, 01/26/33(a)	450	435,341
4.55%, 01/29/34	527	523,652
4.55%, 10/24/34(a)	300	298,366
Unilever Capital Corp.
2.00%, 07/28/26	490	470,952
2.90%, 05/05/27	790	761,974
4.25%, 08/12/27	185	184,312
3.50%, 03/22/28(a)	900	872,420
4.88%, 09/08/28	600	607,596
2.13%, 09/06/29	655	585,058
1.38%, 09/14/30	427	355,903
1.75%, 08/12/31	450	375,436
5.90%, 11/15/32	723	776,723
5.00%, 12/08/33(a)	600	607,724
4.63%, 08/12/34	550	539,717
		23,104,342
Pharmaceuticals — 3.6%
AbbVie, Inc.
3.20%, 05/14/26	1,190	1,167,248
2.95%, 11/21/26	2,709	2,626,950
4.80%, 03/15/27	1,826	1,838,344
4.25%, 11/14/28(a)	1,481	1,466,133
4.80%, 03/15/29	1,976	1,990,068
3.20%, 11/21/29	4,414	4,127,573
Security	Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.95%, 03/15/31	$1,581	$ 1,596,467
5.05%, 03/15/34	2,372	2,389,214
Astrazeneca Finance LLC
1.20%, 05/28/26	829	789,003
4.80%, 02/26/27	912	919,119
4.88%, 03/03/28	776	783,411
1.75%, 05/28/28	721	654,396
4.85%, 02/26/29	900	908,692
4.90%, 03/03/30	500	506,019
4.90%, 02/26/31	550	555,377
2.25%, 05/28/31	440	379,536
4.88%, 03/03/33(a)	250	251,187
5.00%, 02/26/34	1,060	1,066,704
AstraZeneca PLC
3.38%, 11/16/25	1,141	1,129,756
0.70%, 04/08/26	837	793,937
3.13%, 06/12/27(a)	413	399,952
4.00%, 01/17/29	707	692,463
1.38%, 08/06/30	911	761,518
Becton Dickinson & Co.
3.70%, 06/06/27	1,279	1,248,779
4.69%, 02/13/28	410	409,756
4.87%, 02/08/29	457	457,522
5.08%, 06/07/29	375	379,220
2.82%, 05/20/30	388	348,635
1.96%, 02/11/31	644	540,295
4.30%, 08/22/32	190	180,827
5.11%, 02/08/34	402	400,066
Bristol-Myers Squibb Co.
0.75%, 11/13/25	450	433,004
4.95%, 02/20/26	697	701,482
3.20%, 06/15/26	1,044	1,023,817
4.90%, 02/22/27(a)	697	704,210
3.25%, 02/27/27	306	297,854
1.13%, 11/13/27(a)	450	408,000
3.45%, 11/15/27	330	321,446
3.90%, 02/20/28	829	813,650
4.90%, 02/22/29(a)	1,075	1,088,627
3.40%, 07/26/29	1,421	1,352,181
1.45%, 11/13/30	620	515,681
5.75%, 02/01/31	500	525,008
5.10%, 02/22/31	797	810,817
2.95%, 03/15/32	965	852,468
5.90%, 11/15/33	698	746,140
5.20%, 02/22/34	1,585	1,613,030
Cardinal Health, Inc.
3.41%, 06/15/27	829	802,617
5.13%, 02/15/29	496	500,431
5.45%, 02/15/34	382	388,821
Cencora, Inc.
3.45%, 12/15/27	504	486,498
2.80%, 05/15/30(a)	329	295,682
2.70%, 03/15/31	669	585,047
5.13%, 02/15/34	300	297,858
CVS Health Corp.
5.00%, 02/20/26	910	910,510
2.88%, 06/01/26	1,148	1,112,305
3.00%, 08/15/26	522	505,125
3.63%, 04/01/27	457	443,706
6.25%, 06/01/27	254	261,756
1.30%, 08/21/27	1,335	1,209,070
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp. (continued)
4.30%, 03/25/28	$3,477	$ 3,389,908
5.00%, 01/30/29	440	438,245
5.40%, 06/01/29	750	757,114
3.25%, 08/15/29	1,147	1,052,813
5.13%, 02/21/30	984	977,202
3.75%, 04/01/30	983	911,831
1.75%, 08/21/30	720	593,462
5.25%, 01/30/31(a)	335	332,429
1.88%, 02/28/31	1,023	831,183
5.55%, 06/01/31	750	756,024
2.13%, 09/15/31	683	553,342
5.25%, 02/21/33	950	931,945
5.30%, 06/01/33	820	804,076
5.70%, 06/01/34(a)	750	753,473
Eli Lilly & Co.
5.00%, 02/27/26	630	630,294
4.50%, 02/09/27	840	842,142
5.50%, 03/15/27	264	271,647
3.10%, 05/15/27	328	318,598
4.15%, 08/14/27	500	497,772
4.50%, 02/09/29	804	803,937
3.38%, 03/15/29	829	792,870
4.20%, 08/14/29	410	404,673
4.70%, 02/27/33	840	834,811
4.70%, 02/09/34	1,206	1,189,029
4.60%, 08/14/34	500	488,908
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	788,209
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,325	1,297,902
5.38%, 04/15/34(a)	383	398,596
Johnson & Johnson
2.45%, 03/01/26	1,399	1,364,121
2.95%, 03/03/27	666	646,407
0.95%, 09/01/27	998	911,567
2.90%, 01/15/28(a)	829	794,116
4.80%, 06/01/29	600	609,246
1.30%, 09/01/30	1,164	980,800
4.90%, 06/01/31	600	609,958
4.95%, 05/15/33(a)	250	259,087
4.38%, 12/05/33(a)	478	474,148
4.95%, 06/01/34	600	611,864
McKesson Corp.
0.90%, 12/03/25	250	240,333
1.30%, 08/15/26	387	365,898
3.95%, 02/16/28	129	126,306
4.90%, 07/15/28	110	111,050
4.25%, 09/15/29	225	220,352
5.10%, 07/15/33	402	405,147
Mead Johnson Nutrition Co., 4.13%, 11/15/25	503	500,580
Merck & Co., Inc.
0.75%, 02/24/26	688	657,039
1.70%, 06/10/27	1,033	967,396
4.05%, 05/17/28	200	198,256
1.90%, 12/10/28	795	719,887
3.40%, 03/07/29	1,052	1,005,546
4.30%, 05/17/30	400	394,572
1.45%, 06/24/30	793	668,104
2.15%, 12/10/31	1,264	1,072,410
4.50%, 05/17/33(a)	820	804,615
6.50%, 12/01/33	389	437,594
Security	Par (000)	Value
Pharmaceuticals (continued)
Mylan, Inc., 4.55%, 04/15/28	$660	$ 646,557
Novartis Capital Corp.
3.00%, 11/20/25	1,163	1,146,909
2.00%, 02/14/27	831	790,559
3.10%, 05/17/27	665	645,755
3.80%, 09/18/29	475	460,664
2.20%, 08/14/30	1,159	1,020,585
4.00%, 09/18/31	475	455,915
4.20%, 09/18/34	475	450,280
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	2,486	2,482,492
4.45%, 05/19/28	3,318	3,305,830
4.65%, 05/19/30	2,488	2,485,434
4.75%, 05/19/33	4,143	4,084,149
Pfizer, Inc.
2.75%, 06/03/26	505	492,249
3.00%, 12/15/26	1,452	1,409,907
3.60%, 09/15/28(a)	359	348,774
3.45%, 03/15/29	1,518	1,454,417
2.63%, 04/01/30	829	749,493
1.70%, 05/28/30	683	585,183
1.75%, 08/18/31(a)	829	689,609
Pharmacia LLC, 6.60%, 12/01/28	400	428,169
Sanofi SA, 3.63%, 06/19/28(a)	559	543,295
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	46	44,923
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,278	1,289,900
2.05%, 03/31/30	1,654	1,437,469
5.30%, 07/05/34	700	709,218
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	1,227	1,206,758
Viatris, Inc.
2.30%, 06/22/27	415	386,979
2.70%, 06/22/30	843	731,526
Wyeth LLC, 6.50%, 02/01/34	500	554,852
Zoetis, Inc.
4.50%, 11/13/25	300	299,223
5.40%, 11/14/25	400	402,510
3.00%, 09/12/27	350	335,326
3.90%, 08/20/28	179	174,267
2.00%, 05/15/30	329	284,082
5.60%, 11/16/32	300	311,407
		123,408,507
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	163	162,808
5.50%, 04/01/29(a)	272	279,013
2.50%, 04/01/31(a)	193	165,682
5.95%, 08/15/34	500	523,170
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	79,924
		1,210,597
Residential REITs — 0.9%
American Homes 4 Rent LP
4.25%, 02/15/28	200	195,551
4.90%, 02/15/29	129	128,387
2.38%, 07/15/31	200	168,361
3.63%, 04/15/32	300	270,750
5.50%, 02/01/34	477	479,074
5.50%, 07/15/34(a)	275	276,482
AvalonBay Communities, Inc.
3.50%, 11/15/25	251	248,193

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
AvalonBay Communities, Inc. (continued)
2.95%, 05/11/26	$345	$ 336,440
2.90%, 10/15/26	251	242,976
3.35%, 05/15/27(a)	291	282,462
3.20%, 01/15/28	159	152,046
1.90%, 12/01/28	496	443,916
3.30%, 06/01/29	191	179,452
2.30%, 03/01/30	450	396,786
2.45%, 01/15/31	507	443,089
2.05%, 01/15/32(a)	625	523,301
5.00%, 02/15/33	425	422,917
5.30%, 12/07/33(a)	150	152,062
5.35%, 06/01/34(a)	360	366,727
Camden Property Trust
5.85%, 11/03/26	709	726,176
4.10%, 10/15/28(a)	258	251,818
3.15%, 07/01/29	400	373,524
2.80%, 05/15/30	615	553,867
4.90%, 01/15/34	175	171,192
ERP Operating LP
2.85%, 11/01/26	381	368,834
3.25%, 08/01/27	334	321,941
3.50%, 03/01/28	441	425,631
4.15%, 12/01/28(a)	305	299,429
3.00%, 07/01/29	607	562,799
2.50%, 02/15/30	333	296,637
1.85%, 08/01/31(a)	229	190,124
4.65%, 09/15/34	160	153,576
Essential Properties LP, 2.95%, 07/15/31	129	109,710
Essex Portfolio LP
3.38%, 04/15/26	200	195,661
3.63%, 05/01/27	150	146,170
1.70%, 03/01/28	210	189,777
4.00%, 03/01/29	179	172,153
3.00%, 01/15/30	384	349,021
2.55%, 06/15/31	410	350,664
2.65%, 03/15/32	600	508,862
5.50%, 04/01/34	325	327,833
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	444,487
5.45%, 08/15/30	300	304,851
2.00%, 08/15/31	330	270,388
4.15%, 04/15/32	296	274,546
5.50%, 08/15/33	288	289,126
2.70%, 01/15/34	262	211,866
4.88%, 02/01/35	75	71,694
Mid-America Apartments LP
4.00%, 11/15/25	250	248,235
1.10%, 09/15/26(a)	198	185,558
3.60%, 06/01/27	413	403,327
4.20%, 06/15/28	296	291,028
3.95%, 03/15/29	413	400,149
2.75%, 03/15/30	163	146,753
1.70%, 02/15/31	378	314,049
5.30%, 02/15/32(a)	175	177,041
5.00%, 03/15/34(a)	125	123,867
NNN REIT, Inc.
4.00%, 11/15/25	274	271,635
3.60%, 12/15/26	500	488,880
3.50%, 10/15/27	274	264,564
4.30%, 10/15/28(a)	129	126,808
2.50%, 04/15/30	200	175,363
Security	Par (000)	Value
Residential REITs (continued)
NNN REIT, Inc. (continued)
5.60%, 10/15/33	$200	$ 203,914
5.50%, 06/15/34	225	227,548
Realty Income Corp.
4.63%, 11/01/25	350	349,663
5.05%, 01/13/26	376	375,062
0.75%, 03/15/26	475	449,668
4.88%, 06/01/26	400	401,031
4.13%, 10/15/26	545	540,261
3.00%, 01/15/27	503	485,612
3.95%, 08/15/27	413	406,820
3.40%, 01/15/28	413	397,873
3.65%, 01/15/28	414	401,148
2.10%, 03/15/28	374	343,075
2.20%, 06/15/28	374	342,396
4.70%, 12/15/28	220	219,689
4.75%, 02/15/29(a)	225	224,708
3.25%, 06/15/29	207	193,642
4.00%, 07/15/29	350	338,504
3.10%, 12/15/29	413	380,643
3.40%, 01/15/30	413	384,732
4.85%, 03/15/30	450	449,095
3.25%, 01/15/31	554	504,624
3.20%, 02/15/31(a)	350	316,461
2.70%, 02/15/32	292	250,300
5.63%, 10/13/32	500	517,825
2.85%, 12/15/32	525	447,180
1.80%, 03/15/33	300	232,300
4.90%, 07/15/33	340	333,287
5.13%, 02/15/34	525	522,194
Tanger Properties LP
3.88%, 07/15/27(a)	79	76,258
2.75%, 09/01/31	200	168,241
UDR, Inc.
2.95%, 09/01/26(a)	263	253,856
3.50%, 07/01/27	263	253,953
3.50%, 01/15/28	252	241,188
4.40%, 01/26/29	129	125,920
3.20%, 01/15/30	413	380,092
3.00%, 08/15/31(a)	413	366,391
2.10%, 08/01/32	274	219,819
1.90%, 03/15/33	294	227,693
2.10%, 06/15/33	300	233,478
5.13%, 09/01/34	95	92,914
		31,117,644
Retail REITs — 0.2%
Simon Property Group LP
3.30%, 01/15/26	549	540,311
3.25%, 11/30/26	450	437,883
1.38%, 01/15/27(a)	279	260,558
3.38%, 06/15/27	620	603,130
3.38%, 12/01/27(a)	500	483,731
1.75%, 02/01/28	450	412,010
2.45%, 09/13/29	735	661,378
2.65%, 07/15/30	617	550,550
2.20%, 02/01/31	412	353,010
2.25%, 01/15/32(a)	579	485,307
2.65%, 02/01/32(a)	479	411,229
5.50%, 03/08/33	500	511,873
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail REITs (continued)
Simon Property Group LP (continued)
6.25%, 01/15/34(a)	$343	$ 369,430
4.75%, 09/26/34	575	551,385
		6,631,785
Semiconductors & Semiconductor Equipment — 2.1%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	354	333,789
Analog Devices, Inc.
3.50%, 12/05/26	620	608,311
3.45%, 06/15/27	342	333,252
1.70%, 10/01/28	450	404,351
2.10%, 10/01/31	650	550,098
5.05%, 04/01/34(a)	300	303,567
Applied Materials, Inc.
3.30%, 04/01/27	829	807,477
4.80%, 06/15/29(a)	501	505,160
1.75%, 06/01/30	523	448,197
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,864	1,833,509
3.50%, 01/15/28	413	397,550
Broadcom, Inc.
3.15%, 11/15/25	662	651,336
3.46%, 09/15/26	309	302,658
5.05%, 07/12/27	950	959,285
1.95%, 02/15/28(b)	198	181,191
4.15%, 02/15/28(a)	480	471,259
4.11%, 09/15/28	700	684,274
4.00%, 04/15/29(b)	450	433,759
4.75%, 04/15/29	976	972,397
5.05%, 07/12/29	1,525	1,538,350
4.35%, 02/15/30	680	662,368
5.00%, 04/15/30	450	453,438
4.15%, 11/15/30	1,146	1,099,244
2.45%, 02/15/31(b)	2,225	1,920,805
5.15%, 11/15/31	685	689,631
4.15%, 04/15/32(b)	890	840,149
4.30%, 11/15/32	1,244	1,181,564
2.60%, 02/15/33(b)	1,298	1,076,705
3.42%, 04/15/33(b)	1,820	1,605,493
3.47%, 04/15/34(b)	2,000	1,745,579
4.80%, 10/15/34	980	947,072
4.55%, 02/15/32	580	561,209
Intel Corp.
4.88%, 02/10/26	1,008	1,007,742
2.60%, 05/19/26	672	649,148
3.75%, 03/25/27	710	690,833
3.15%, 05/11/27	400	383,264
3.75%, 08/05/27	1,150	1,115,380
4.88%, 02/10/28	1,055	1,050,601
1.60%, 08/12/28	559	492,253
4.00%, 08/05/29	550	524,522
2.45%, 11/15/29	1,119	983,944
5.13%, 02/10/30(a)	850	848,342
3.90%, 03/25/30	838	786,224
5.00%, 02/21/31	465	460,087
2.00%, 08/12/31	699	567,366
4.15%, 08/05/32	810	747,955
4.00%, 12/15/32(a)	500	455,219
5.20%, 02/10/33(a)	1,458	1,432,124
5.15%, 02/21/34(a)	605	591,154
KLA Corp.
4.10%, 03/15/29	413	405,729
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
KLA Corp. (continued)
4.65%, 07/15/32	$640	$ 634,036
4.70%, 02/01/34	225	221,276
Lam Research Corp.
3.75%, 03/15/26	450	445,303
4.00%, 03/15/29	650	636,064
1.90%, 06/15/30	551	474,296
Marvell Technology, Inc.
1.65%, 04/15/26	274	261,456
2.45%, 04/15/28	429	395,338
4.88%, 06/22/28	260	258,719
5.75%, 02/15/29	260	267,860
2.95%, 04/15/31	393	347,113
5.95%, 09/15/33(a)	260	272,071
Microchip Technology, Inc., 5.05%, 03/15/29	800	802,657
Micron Technology, Inc.
4.98%, 02/06/26	163	163,448
4.19%, 02/15/27	752	742,102
5.38%, 04/15/28	340	344,673
5.33%, 02/06/29	363	367,171
6.75%, 11/01/29	772	828,553
4.66%, 02/15/30	710	696,487
5.30%, 01/15/31	603	606,998
2.70%, 04/15/32	603	509,740
5.88%, 02/09/33	464	479,821
5.88%, 09/15/33	600	621,399
NVIDIA Corp.
3.20%, 09/16/26	829	811,861
1.55%, 06/15/28	1,074	974,245
2.85%, 04/01/30	988	910,607
2.00%, 06/15/31	1,073	920,796
NXP BV/NXP Funding LLC
5.35%, 03/01/26	320	321,928
5.55%, 12/01/28(a)	400	408,615
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	497	490,734
3.15%, 05/01/27	300	288,462
4.40%, 06/01/27	400	397,731
4.30%, 06/18/29	829	806,480
3.40%, 05/01/30	589	542,956
2.50%, 05/11/31	661	564,609
2.65%, 02/15/32	662	559,467
5.00%, 01/15/33	710	698,840
Qorvo, Inc., 4.38%, 10/15/29	454	428,072
QUALCOMM, Inc.
3.25%, 05/20/27	1,363	1,323,102
1.30%, 05/20/28	726	649,879
2.15%, 05/20/30	774	680,152
1.65%, 05/20/32	700	561,345
4.25%, 05/20/32	381	368,510
5.40%, 05/20/33	500	520,356
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	101,802
3.00%, 06/01/31	223	192,099
Texas Instruments, Inc.
1.13%, 09/15/26	350	329,870
4.60%, 02/08/27	473	475,675
2.90%, 11/03/27(a)	306	293,234
4.60%, 02/15/28	508	510,928
4.60%, 02/08/29	473	474,371
2.25%, 09/04/29	562	506,515
1.75%, 05/04/30	450	386,944

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
1.90%, 09/15/31	$361	$ 305,073
3.65%, 08/16/32	200	186,162
4.90%, 03/14/33	620	626,976
4.85%, 02/08/34	447	447,847
TSMC Arizona Corp.
1.75%, 10/25/26(a)	650	613,885
3.88%, 04/22/27	500	490,968
4.13%, 04/22/29	250	244,190
2.50%, 10/25/31	610	528,379
4.25%, 04/22/32	400	387,495
Xilinx, Inc., 2.38%, 06/01/30	528	467,571
		69,870,226
Software — 1.6%
Adobe, Inc.
2.15%, 02/01/27	598	570,028
4.85%, 04/04/27	180	181,926
4.80%, 04/04/29	609	616,737
2.30%, 02/01/30	994	889,605
4.95%, 04/04/34	609	612,547
Atlassian Corp.
5.25%, 05/15/29	200	202,510
5.50%, 05/15/34(a)	200	203,370
Autodesk, Inc.
3.50%, 06/15/27	209	203,462
2.85%, 01/15/30	376	342,165
2.40%, 12/15/31	637	541,420
Cadence Design Systems, Inc.
4.20%, 09/10/27	130	129,006
4.30%, 09/10/29	525	515,153
4.70%, 09/10/34	685	667,854
Concentrix Corp.
6.65%, 08/02/26	250	254,751
6.60%, 08/02/28(a)	500	506,919
6.85%, 08/02/33(a)	250	252,040
Electronic Arts, Inc.
4.80%, 03/01/26(a)	290	289,930
1.85%, 02/15/31	463	388,284
Intuit, Inc.
5.25%, 09/15/26	600	608,456
1.35%, 07/15/27	381	351,483
5.13%, 09/15/28	450	459,793
1.65%, 07/15/30	166	140,729
5.20%, 09/15/33	1,000	1,019,383
Microsoft Corp.
3.13%, 11/03/25	1,834	1,810,472
2.40%, 08/08/26	2,451	2,372,494
3.40%, 09/15/26	350	344,412
3.30%, 02/06/27	3,150	3,087,019
3.40%, 06/15/27(a)	129	126,478
1.35%, 09/15/30(a)	347	294,773
Oracle Corp.
5.80%, 11/10/25	920	929,713
1.65%, 03/25/26(a)	2,389	2,289,091
2.65%, 07/15/26	1,497	1,447,955
2.80%, 04/01/27	1,707	1,636,025
3.25%, 11/15/27	1,820	1,748,366
2.30%, 03/25/28	1,738	1,608,358
4.50%, 05/06/28	130	129,295
4.20%, 09/27/29	1,175	1,144,578
6.15%, 11/09/29	949	1,002,903
2.95%, 04/01/30	2,456	2,228,832
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
4.65%, 05/06/30	$430	$ 426,412
3.25%, 05/15/30(a)	387	356,884
2.88%, 03/25/31	1,823	1,615,231
6.25%, 11/09/32	1,708	1,832,878
4.90%, 02/06/33	730	720,308
4.30%, 07/08/34	1,200	1,120,014
4.70%, 09/27/34	1,950	1,876,362
Roper Technologies, Inc.
3.80%, 12/15/26	413	406,883
1.40%, 09/15/27	579	532,006
4.20%, 09/15/28	450	442,381
2.95%, 09/15/29	359	329,772
4.50%, 10/15/29	1,555	1,531,473
2.00%, 06/30/30	313	267,752
1.75%, 02/15/31	714	590,067
4.75%, 02/15/32(a)	300	295,072
4.90%, 10/15/34	625	609,823
Salesforce, Inc.
3.70%, 04/11/28	1,009	986,130
1.50%, 07/15/28(a)	784	707,044
1.95%, 07/15/31	1,121	948,442
ServiceNow, Inc., 1.40%, 09/01/30	1,038	866,956
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	350	351,262
3.70%, 04/14/27	305	297,686
4.95%, 03/28/28	350	351,246
5.40%, 06/12/29	150	152,281
4.00%, 04/14/32(a)	273	255,097
5.60%, 06/12/34	150	152,177
VMware, Inc.
1.40%, 08/15/26	909	856,914
4.65%, 05/15/27	400	398,829
3.90%, 08/21/27	600	586,212
1.80%, 08/15/28	500	447,732
4.70%, 05/15/30	309	303,464
2.20%, 08/15/31	1,000	833,465
Workday, Inc.
3.50%, 04/01/27	639	622,770
3.70%, 04/01/29	543	520,321
3.80%, 04/01/32	821	758,015
		55,497,676
Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	207	186,937
4.38%, 02/15/29	252	245,478
3.00%, 02/15/30	93	84,040
2.00%, 02/15/31	413	344,456
2.50%, 02/15/32	350	294,799
Extra Space Storage LP
3.50%, 07/01/26	362	354,722
3.88%, 12/15/27	274	267,052
5.70%, 04/01/28	312	319,670
3.90%, 04/01/29	286	273,851
4.00%, 06/15/29	129	124,097
5.50%, 07/01/30	356	363,576
2.20%, 10/15/30	61	52,146
5.90%, 01/15/31	374	387,522
2.55%, 06/01/31	355	302,494
2.40%, 10/15/31	355	296,977
2.35%, 03/15/32(a)	463	381,382
5.40%, 02/01/34	225	225,080
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialized REITs (continued)
Extra Space Storage LP (continued)
5.35%, 01/15/35	$175	$ 173,741
Public Storage Operating Co.
0.88%, 02/15/26(a)	366	349,197
1.50%, 11/09/26	531	501,003
3.09%, 09/15/27	366	352,435
1.85%, 05/01/28(a)	474	432,614
1.95%, 11/09/28(a)	642	579,617
5.13%, 01/15/29(a)	405	413,266
3.39%, 05/01/29	366	347,510
2.30%, 05/01/31	475	410,759
2.25%, 11/09/31	408	345,533
5.10%, 08/01/33	460	461,980
		8,871,934
Specialty Retail — 0.3%
AutoZone, Inc.
3.13%, 04/21/26	274	267,559
5.05%, 07/15/26	352	354,590
3.75%, 06/01/27	400	391,274
4.50%, 02/01/28	340	337,903
6.25%, 11/01/28	200	210,413
3.75%, 04/18/29	179	171,122
5.10%, 07/15/29(a)	300	302,625
4.00%, 04/15/30	560	536,298
1.65%, 01/15/31(a)	300	247,909
4.75%, 08/01/32	560	545,768
4.75%, 02/01/33	350	340,512
5.20%, 08/01/33	160	159,653
6.55%, 11/01/33	500	543,488
5.40%, 07/15/34(a)	600	604,164
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	288,602
Genuine Parts Co.
6.50%, 11/01/28	200	211,015
4.95%, 08/15/29	475	471,630
1.88%, 11/01/30(a)	200	166,959
2.75%, 02/01/32	250	212,340
6.88%, 11/01/33(a)	200	221,388
O’Reilly Automotive, Inc.
3.55%, 03/15/26	274	269,613
5.75%, 11/20/26	1,475	1,504,612
3.60%, 09/01/27	300	291,614
4.35%, 06/01/28	179	176,869
3.90%, 06/01/29	329	317,537
4.20%, 04/01/30	250	241,534
1.75%, 03/15/31	362	298,885
4.70%, 06/15/32	400	391,009
5.00%, 08/19/34	250	244,654
Ross Stores, Inc.
0.88%, 04/15/26	250	236,722
1.88%, 04/15/31	179	149,263
Tractor Supply Co.
1.75%, 11/01/30	201	168,049
5.25%, 05/15/33	320	322,068
		11,197,641
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.
0.70%, 02/08/26	1,613	1,539,788
3.25%, 02/23/26	2,360	2,327,684
4.42%, 05/08/26	600	600,131
2.45%, 08/04/26	1,169	1,131,946
2.05%, 09/11/26	1,452	1,392,876
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.35%, 02/09/27	$1,259	$ 1,233,234
3.20%, 05/11/27	1,243	1,210,139
3.00%, 06/20/27(a)	700	677,919
2.90%, 09/12/27	1,453	1,398,567
3.00%, 11/13/27	829	798,343
1.20%, 02/08/28	1,789	1,620,070
4.00%, 05/10/28	890	882,330
1.40%, 08/05/28	1,530	1,374,464
3.25%, 08/08/29	400	380,687
2.20%, 09/11/29	1,023	925,632
4.15%, 05/10/30(a)	360	358,030
1.65%, 05/11/30	1,160	999,678
1.25%, 08/20/30	523	439,544
1.65%, 02/08/31	1,773	1,505,373
1.70%, 08/05/31(a)	692	582,200
3.35%, 08/08/32	800	740,464
4.30%, 05/10/33(a)	360	358,206
Dell International LLC/EMC Corp.
6.02%, 06/15/26	1,499	1,523,815
4.90%, 10/01/26	1,025	1,027,814
6.10%, 07/15/27(a)	258	266,952
5.25%, 02/01/28	550	558,544
5.30%, 10/01/29	1,036	1,052,839
4.35%, 02/01/30	250	242,902
6.20%, 07/15/30	450	476,648
5.75%, 02/01/33	594	617,488
5.40%, 04/15/34(a)	600	606,877
4.85%, 02/01/35	500	479,991
Dell, Inc., 7.10%, 04/15/28(a)	329	352,204
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	829	794,151
4.45%, 09/25/26	625	622,210
4.40%, 09/25/27	625	619,766
5.25%, 07/01/28(a)	140	141,716
4.55%, 10/15/29	825	809,378
4.85%, 10/15/31	375	367,592
5.00%, 10/15/34	1,090	1,057,133
HP, Inc.
1.45%, 06/17/26	318	301,469
3.00%, 06/17/27	450	431,428
4.75%, 01/15/28(a)	522	523,137
4.00%, 04/15/29	704	679,148
3.40%, 06/17/30	310	286,420
2.65%, 06/17/31	529	456,503
4.20%, 04/15/32	477	450,836
5.50%, 01/15/33(a)	650	664,191
NetApp, Inc.
2.38%, 06/22/27(a)	400	377,906
2.70%, 06/22/30	400	354,386
Teledyne FLIR LLC, 2.50%, 08/01/30	326	286,505
Western Digital Corp.
2.85%, 02/01/29	226	200,058
3.10%, 02/01/32	145	121,156
		39,228,468
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/01/26	732	704,087
2.75%, 03/27/27	619	596,118
2.85%, 03/27/30	1,099	1,006,126
Ralph Lauren Corp., 2.95%, 06/15/30	350	318,623

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.
7.05%, 11/27/25	$200	$ 202,766
7.00%, 11/27/26	700	714,854
7.35%, 11/27/28	650	662,833
7.70%, 11/27/30	575	586,332
3.05%, 03/15/32(a)	200	168,830
7.85%, 11/27/33	750	765,706
		5,726,275
Tobacco — 1.0%
Altria Group, Inc.
4.40%, 02/14/26	806	802,026
2.63%, 09/16/26	209	201,339
6.20%, 11/01/28	431	450,811
4.80%, 02/14/29	1,137	1,130,225
3.40%, 05/06/30	625	576,464
2.45%, 02/04/32	1,019	846,139
6.88%, 11/01/33	418	459,079
BAT Capital Corp.
3.22%, 09/06/26	829	805,969
4.70%, 04/02/27	695	693,429
3.56%, 08/15/27	1,873	1,815,298
2.26%, 03/25/28	1,196	1,097,235
3.46%, 09/06/29	328	306,584
4.91%, 04/02/30	824	815,410
6.34%, 08/02/30(a)	600	632,918
5.83%, 02/20/31	656	676,486
2.73%, 03/25/31	823	717,071
4.74%, 03/16/32	742	719,569
7.75%, 10/19/32	340	390,120
6.42%, 08/02/33	822	874,689
6.00%, 02/20/34	485	501,164
BAT International Finance PLC
1.67%, 03/25/26	987	945,106
4.45%, 03/16/28	772	761,539
5.93%, 02/02/29(a)	600	621,023
Philip Morris International, Inc.
5.00%, 11/17/25	500	502,453
4.88%, 02/13/26	1,022	1,025,339
2.75%, 02/25/26	342	333,772
0.88%, 05/01/26	300	283,862
4.75%, 02/12/27	400	401,348
3.13%, 08/17/27	179	172,884
4.38%, 11/01/27	400	397,450
5.13%, 11/17/27	740	750,257
4.88%, 02/15/28	914	919,029
3.13%, 03/02/28	250	238,019
5.25%, 09/07/28	1,875	1,910,608
4.88%, 02/13/29	900	902,754
3.38%, 08/15/29(a)	800	753,633
4.63%, 11/01/29	400	396,996
5.63%, 11/17/29	667	690,643
5.13%, 02/15/30	1,500	1,517,361
2.10%, 05/01/30	259	224,720
5.50%, 09/07/30	443	455,931
1.75%, 11/01/30	443	370,427
5.13%, 02/13/31	752	759,026
4.75%, 11/01/31	400	393,457
5.75%, 11/17/32	901	938,871
5.38%, 02/15/33	1,550	1,570,789
Security	Par (000)	Value
Tobacco (continued)
Philip Morris International, Inc. (continued)
5.63%, 09/07/33	$575	$ 591,541
5.25%, 02/13/34(a)	1,000	1,003,503
4.90%, 11/01/34	400	390,312
		34,734,678
Transportation Infrastructure — 0.3%
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	342,680
FedEx Corp.
3.25%, 04/01/26	502	492,165
3.40%, 02/15/28	250	240,411
4.20%, 10/17/28(a)	252	247,323
3.10%, 08/05/29	829	770,165
4.25%, 05/15/30(a)	309	300,563
2.40%, 05/15/31(a)	516	444,351
4.90%, 01/15/34	268	265,664
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	390	328,881
Ryder System, Inc.
1.75%, 09/01/26(a)	404	382,394
2.90%, 12/01/26	161	155,210
2.85%, 03/01/27	103	98,571
5.30%, 03/15/27	145	146,644
4.30%, 06/15/27(a)	110	108,643
5.65%, 03/01/28	200	205,117
5.25%, 06/01/28(a)	500	506,181
6.30%, 12/01/28(a)	200	210,612
5.38%, 03/15/29	400	406,588
5.50%, 06/01/29	215	219,547
4.95%, 09/01/29	105	104,860
12/01/29(c)	80	79,822
6.60%, 12/01/33(a)	370	401,949
United Parcel Service, Inc.
2.40%, 11/15/26(a)	359	344,803
3.05%, 11/15/27	701	672,824
3.40%, 03/15/29	350	334,073
2.50%, 09/01/29	280	255,094
4.45%, 04/01/30	350	347,479
4.88%, 03/03/33	676	677,757
5.15%, 05/22/34(a)	500	507,987
		9,598,358
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27(a)	413	395,169
3.75%, 09/01/28	193	186,470
3.45%, 06/01/29	413	390,221
2.80%, 05/01/30	254	229,148
2.30%, 06/01/31	301	257,949
4.45%, 06/01/32	430	418,319
5.15%, 03/01/34	275	276,796
Essential Utilities, Inc.
4.80%, 08/15/27	300	300,067
3.57%, 05/01/29	50	47,296
2.70%, 04/15/30	300	267,868
2.40%, 05/01/31	129	111,282
5.38%, 01/15/34	400	403,049
		3,283,634
Wireless Telecommunication Services — 1.1%
America Movil SAB de C.V.
3.63%, 04/22/29	916	867,323
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
America Movil SAB de C.V. (continued)
2.88%, 05/07/30	$582	$ 522,441
4.70%, 07/21/32	350	339,524
Orange SA, 9.00%, 03/01/31	1,613	1,949,782
Rogers Communications, Inc.
3.63%, 12/15/25	556	548,234
2.90%, 11/15/26	179	172,415
3.20%, 03/15/27	1,049	1,011,206
5.00%, 02/15/29	992	992,841
3.80%, 03/15/32	1,546	1,409,345
5.30%, 02/15/34	800	793,557
Sprint LLC, 7.63%, 03/01/26	854	876,390
T-Mobile U.S., Inc.
1.50%, 02/15/26	829	795,820
2.25%, 02/15/26	1,396	1,352,279
2.63%, 04/15/26	980	950,141
3.75%, 04/15/27	2,883	2,822,603
4.75%, 02/01/28	700	697,211
2.05%, 02/15/28	1,365	1,253,182
4.95%, 03/15/28	720	723,873
4.80%, 07/15/28	722	722,041
4.85%, 01/15/29	310	310,523
2.63%, 02/15/29	700	638,673
2.40%, 03/15/29	250	226,164
3.38%, 04/15/29	1,500	1,408,684
4.20%, 10/01/29	525	510,272
3.88%, 04/15/30	4,616	4,384,858
2.55%, 02/15/31	2,041	1,774,408
2.88%, 02/15/31	700	620,049
3.50%, 04/15/31	1,766	1,620,386
2.25%, 11/15/31	286	239,982
2.70%, 03/15/32	625	535,492
5.20%, 01/15/33	902	906,914
5.05%, 07/15/33	1,685	1,677,379
5.75%, 01/15/34	655	682,582
5.15%, 04/15/34	970	968,823
4.70%, 01/15/35	625	601,262
Vodafone Group PLC
4.38%, 05/30/28	280	279,504
7.88%, 02/15/30	320	365,232
6.25%, 11/30/32	327	353,210
		36,904,605
Total Corporate Bonds — 88.5% (Cost: $3,045,684,507)		2,995,242,605
Foreign Agency Obligations
Canada — 1.3%
Canada Government International Bond
0.75%, 05/19/26	1,200	1,137,183
3.75%, 04/26/28	2,000	1,974,316
4.63%, 04/30/29	1,800	1,831,452
Export Development Canada
4.38%, 06/29/26	1,100	1,100,964
3.00%, 05/25/27	1,100	1,067,743
3.88%, 02/14/28	1,600	1,583,546
4.13%, 02/13/29	2,500	2,489,934
4.75%, 06/05/34	700	719,796
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	362,902
Province of Alberta Canada
3.30%, 03/15/28	409	396,053
Security	Par (000)	Value
Canada (continued)
Province of Alberta Canada (continued)
1.30%, 07/22/30(a)	$659	$ 554,835
4.50%, 01/24/34	1,000	987,664
Province of British Columbia Canada
2.25%, 06/02/26	829	802,348
0.90%, 07/20/26	859	810,512
4.80%, 11/15/28(a)	1,200	1,221,199
4.90%, 04/24/29	1,500	1,532,177
4.20%, 07/06/33	1,200	1,164,257
4.75%, 06/12/34	1,500	1,510,005
Province of Manitoba Canada
4.30%, 07/27/33	600	584,459
4.90%, 05/31/34	650	661,400
Series HB, 1.50%, 10/25/28	359	322,327
Province of New Brunswick Canada, 3.63%, 02/24/28	179	174,184
Province of Ontario Canada
0.63%, 01/21/26	1,229	1,173,399
1.05%, 04/14/26	1,050	1,000,658
2.50%, 04/27/26	2,489	2,420,885
3.10%, 05/19/27(a)	800	776,567
1.05%, 05/21/27	829	764,227
4.20%, 01/18/29	2,000	1,987,343
2.00%, 10/02/29	829	742,792
1.13%, 10/07/30	459	380,266
1.60%, 02/25/31	1,659	1,396,287
2.13%, 01/21/32	1,200	1,024,087
5.05%, 04/24/34	900	927,764
Province of Quebec Canada
2.50%, 04/20/26	881	856,986
2.75%, 04/12/27	1,659	1,599,425
3.63%, 04/13/28(a)	1,700	1,663,069
4.50%, 04/03/29	2,300	2,312,037
1.35%, 05/28/30	659	559,232
4.50%, 09/08/33(a)	800	794,202
4.25%, 09/05/34	1,300	1,258,285
Series PD, 7.50%, 09/15/29	900	1,019,538
		45,646,305
Chile — 0.2%
Chile Government International Bond
3.13%, 01/21/26	400	391,606
2.75%, 01/31/27	600	573,647
3.24%, 02/06/28	982	938,428
4.85%, 01/22/29	1,100	1,102,589
2.45%, 01/31/31	783	681,909
2.55%, 01/27/32	878	752,446
2.55%, 07/27/33	1,500	1,241,346
3.50%, 01/31/34	900	797,190
		6,479,161
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	793,716
Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	593,172
3.50%, 01/11/28	1,310	1,264,681
4.10%, 04/24/28	478	469,808
4.75%, 02/11/29(a)	478	478,922
4.40%, 03/10/29(a)	600	593,090
2.85%, 02/14/30	1,310	1,192,223
3.85%, 10/15/30	1,310	1,244,290
1.85%, 03/12/31(a)	800	668,741

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
2.15%, 07/28/31	$600	$ 505,068
3.55%, 03/31/32(a)	700	640,634
4.65%, 09/20/32	1,000	978,441
4.85%, 01/11/33	500	495,135
4.70%, 02/10/34	400	391,127
4.75%, 09/10/34	800	783,396
		10,298,728
Israel — 0.2%
Israel Government International Bond
Series 10Y, 2.88%, 03/16/26(a)	400	386,622
Series 10Y, 3.25%, 01/17/28(a)	982	919,435
Series 10Y, 2.75%, 07/03/30	858	741,773
Series 10Y, 4.50%, 01/17/33(a)	1,150	1,047,757
Series 10Y, 5.50%, 03/12/34	2,000	1,946,695
Series 5Y, 5.38%, 03/12/29	1,300	1,301,550
State of Israel, Series 10Y, 2.50%, 01/15/30(a)	710	613,606
		6,957,438
Italy — 0.1%
Republic of Italy Government International Bond
Series 10Y, 2.88%, 10/17/29	883	803,804
Series 5Y, 1.25%, 02/17/26	2,489	2,379,660
		3,183,464
Japan — 0.6%
Japan Bank for International Cooperation
4.25%, 01/26/26	1,500	1,493,401
2.38%, 04/20/26	650	630,229
4.25%, 04/27/26(a)	1,000	995,785
1.88%, 07/21/26	800	766,191
2.25%, 11/04/26	1,500	1,437,749
2.88%, 06/01/27	976	939,600
2.88%, 07/21/27	900	864,481
2.75%, 11/16/27	1,200	1,143,666
3.25%, 07/20/28(a)	1,310	1,259,703
3.50%, 10/31/28(a)	1,100	1,065,235
2.13%, 02/16/29(a)	900	819,762
2.00%, 10/17/29	476	425,116
1.25%, 01/21/31	1,310	1,081,411
4.38%, 01/24/31	600	595,728
1.88%, 04/15/31	1,636	1,397,301
4.63%, 04/17/34	600	604,194
Japan International Cooperation Agency
2.13%, 10/20/26	300	286,932
2.75%, 04/27/27	800	767,288
3.25%, 05/25/27	500	485,019
4.00%, 05/23/28	1,000	986,046
4.75%, 05/21/29(a)	1,000	1,011,604
		19,056,441
Mexico — 0.5%
Mexico Government International Bond
4.13%, 01/21/26(a)	2,489	2,468,524
4.15%, 03/28/27(a)	1,028	1,010,531
3.75%, 01/11/28	478	458,837
5.40%, 02/09/28	1,400	1,404,216
4.50%, 04/22/29	1,553	1,500,109
5.00%, 05/07/29	1,200	1,177,146
3.25%, 04/16/30	1,139	1,013,793
2.66%, 05/24/31	2,310	1,918,487
8.30%, 08/15/31	800	938,899
4.75%, 04/27/32	1,639	1,524,219
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bond (continued)
7.50%, 04/08/33(a)	$300	$ 333,608
4.88%, 05/19/33	1,600	1,472,206
3.50%, 02/12/34	1,700	1,382,026
6.75%, 09/27/34	1,100	1,145,136
		17,747,737
Panama — 0.2%
Panama Government International Bond
7.13%, 01/29/26	600	611,493
8.88%, 09/30/27	600	654,390
3.88%, 03/17/28	633	595,216
9.38%, 04/01/29	600	678,265
3.16%, 01/23/30(a)	1,178	1,014,992
7.50%, 03/01/31	700	736,389
2.25%, 09/29/32	1,500	1,099,142
3.30%, 01/19/33(a)	800	630,267
		6,020,154
Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27(a)	580	568,809
2.84%, 06/20/30(a)	282	251,132
2.78%, 01/23/31	2,059	1,785,982
1.86%, 12/01/32(a)	620	480,582
8.75%, 11/21/33	1,400	1,709,985
3.00%, 01/15/34	1,650	1,357,539
		6,154,029
Philippines — 0.4%
Philippines Government International Bond
5.50%, 03/30/26	650	658,293
5.17%, 10/13/27	600	610,379
3.00%, 02/01/28	978	927,801
4.63%, 07/17/28	800	797,334
3.75%, 01/14/29	989	954,747
9.50%, 02/02/30	1,100	1,340,287
2.46%, 05/05/30	710	632,749
7.75%, 01/14/31	1,243	1,438,430
1.65%, 06/10/31	478	393,918
1.95%, 01/06/32	500	412,440
6.38%, 01/15/32	600	653,658
3.56%, 09/29/32	400	364,181
5.61%, 04/13/33	400	417,577
5.00%, 07/17/33	900	902,415
5.25%, 05/14/34	600	610,575
6.38%, 10/23/34	1,200	1,325,468
		12,440,252
Poland — 0.2%
Republic of Poland Government International Bond
3.25%, 04/06/26(a)	1,036	1,017,230
5.50%, 11/16/27	700	718,607
4.63%, 03/18/29	1,000	1,000,246
5.75%, 11/16/32	950	990,387
4.88%, 10/04/33	1,500	1,477,232
5.13%, 09/18/34	1,900	1,877,721
		7,081,423
South Korea — 0.5%
Export-Import Bank of Korea
4.88%, 01/11/26(a)	1,500	1,503,540
0.63%, 02/09/26	1,000	951,563
2.63%, 05/26/26	478	463,531
1.63%, 01/18/27	1,000	940,567
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Export-Import Bank of Korea (continued)
4.25%, 09/15/27	$400	$ 397,874
5.00%, 01/11/28	850	860,015
4.50%, 01/11/29	1,100	1,096,850
4.50%, 09/15/32	600	585,249
5.13%, 01/11/33(a)	1,000	1,017,712
5.13%, 09/18/33	300	305,198
4.63%, 01/11/34(a)	500	490,550
Korea Development Bank
3.00%, 01/13/26	1,310	1,285,608
0.80%, 07/19/26	400	375,117
4.63%, 02/15/27(a)	2,000	2,009,252
5.38%, 10/23/28	800	822,399
4.50%, 02/15/29(a)	1,000	997,493
4.25%, 09/08/32	400	383,737
4.38%, 02/15/33	800	772,610
5.63%, 10/23/33	500	526,737
Korea International Bond
2.75%, 01/19/27	600	580,320
2.50%, 06/19/29	500	462,117
4.50%, 07/03/29(a)	700	706,383
		17,534,422
Supranational — 3.9%
African Development Bank
0.88%, 03/23/26	1,659	1,580,384
0.88%, 07/22/26	950	896,529
4.13%, 02/25/27	1,300	1,296,184
Arab Petroleum Investments Corp., 1.48%, 10/06/26(b)	800	752,317
Asian Development Bank
4.25%, 01/09/26	2,000	1,996,926
0.50%, 02/04/26	1,659	1,581,273
1.00%, 04/14/26	1,659	1,582,576
2.00%, 04/24/26	829	801,678
4.88%, 05/21/26(a)	2,200	2,220,064
2.63%, 01/12/27(a)	829	801,335
1.50%, 01/20/27	1,400	1,320,407
3.13%, 08/20/27	2,000	1,944,179
2.50%, 11/02/27	1,659	1,580,219
2.75%, 01/19/28	1,020	976,200
5.82%, 06/16/28	2,519	2,642,975
4.38%, 03/06/29(a)	3,500	3,523,948
1.88%, 03/15/29(a)	1,500	1,362,327
1.75%, 09/19/29	1,659	1,480,425
1.88%, 01/24/30	789	702,365
1.50%, 03/04/31	1,500	1,268,906
3.13%, 04/27/32	1,000	924,661
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,750	1,667,885
4.00%, 01/18/28	2,000	1,988,325
4.25%, 03/13/34	1,000	990,833
Corp. Andina de Fomento
2.25%, 02/08/27	400	380,165
6.00%, 04/26/27	1,000	1,033,523
Council of Europe Development Bank
3.63%, 01/26/28	1,000	981,860
4.13%, 01/24/29	1,500	1,492,787
European Bank for Reconstruction & Development
0.50%, 01/28/26	900	857,573
4.13%, 01/25/29	2,000	1,991,858
4.25%, 03/13/34	1,000	988,896
Security	Par (000)	Value
Supranational (continued)
European Investment Bank
0.38%, 12/15/25	$1,350	$ 1,290,441
0.38%, 03/26/26	3,000	2,840,629
2.13%, 04/13/26	829	803,914
0.75%, 10/26/26	1,198	1,120,059
2.38%, 05/24/27	2,903	2,777,514
3.25%, 11/15/27	1,000	974,162
1.75%, 03/15/29	2,100	1,896,349
4.75%, 06/15/29	3,000	3,068,576
1.63%, 10/09/29	620	549,412
3.75%, 11/15/29	3,200	3,133,873
0.88%, 05/17/30	400	334,188
1.25%, 02/14/31	3,000	2,504,916
4.38%, 10/10/31	2,600	2,613,499
4.13%, 02/13/34(a)	2,500	2,456,489
Inter-American Development Bank
0.88%, 04/20/26	2,489	2,368,340
2.00%, 06/02/26	413	398,531
2.00%, 07/23/26	1,700	1,635,740
1.50%, 01/13/27	1,500	1,415,344
2.38%, 07/07/27	829	790,653
1.13%, 07/20/28	2,489	2,228,688
3.13%, 09/18/28	2,000	1,924,204
2.25%, 06/18/29	1,534	1,408,816
3.50%, 09/14/29	2,000	1,937,185
1.13%, 01/13/31	2,073	1,718,036
4.38%, 07/17/34	1,600	1,598,782
Inter-American Investment Corp.
4.13%, 02/15/28	500	497,617
4.25%, 02/14/29	1,000	997,449
International Bank for Reconstruction & Development
0.88%, 07/15/26(a)	850	803,401
1.88%, 10/27/26	1,720	1,643,842
3.13%, 06/15/27	2,000	1,948,034
2.50%, 11/22/27(a)	1,659	1,579,496
0.75%, 11/24/27	3,000	2,706,835
1.38%, 04/20/28	2,903	2,642,127
1.13%, 09/13/28	3,650	3,254,363
3.63%, 09/21/29	1,000	974,302
3.88%, 10/16/29	600	591,155
1.75%, 10/23/29	2,489	2,217,069
0.88%, 05/14/30	4,000	3,341,945
0.75%, 08/26/30	2,300	1,887,678
1.25%, 02/10/31	4,150	3,462,022
4.50%, 04/10/31	2,000	2,023,098
1.63%, 11/03/31(a)	800	671,253
2.50%, 03/29/32	4,000	3,545,500
3.88%, 08/28/34	2,500	2,400,440
International Finance Corp.
0.75%, 10/08/26(a)	1,659	1,552,816
4.25%, 07/02/29(a)	1,500	1,502,694
0.75%, 08/27/30	459	376,936
Nordic Investment Bank
3.38%, 09/08/27(a)	500	488,711
4.38%, 03/14/28	1,600	1,607,470
4.25%, 02/28/29	1,000	1,000,749
		131,114,925
Sweden — 0.1%
Svensk Exportkredit AB
4.38%, 02/13/26	1,500	1,496,836
2.25%, 03/22/27	500	476,505

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
Svensk Exportkredit AB (continued)
4.25%, 02/01/29	$1,000	$ 996,601
4.88%, 10/04/30	700	716,461
		3,686,403
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	829	826,069
4.38%, 01/23/31	1,323	1,300,293
5.75%, 10/28/34	1,400	1,473,260
		3,599,622
Total Foreign Agency Obligations — 8.8% (Cost: $307,226,129)		297,794,220
Municipal Bonds
California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	251,961
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	190,975
State of California, GO, BAB, 7.50%, 04/01/34	1,200	1,392,043
State of California, Refunding GO
3.50%, 04/01/28	285	277,237
2.50%, 10/01/29	530	485,737
5.75%, 10/01/31	150	159,580
6.00%, 03/01/33(a)	325	352,276
4.50%, 04/01/33	1,000	985,155
University of California, RB
Series BD, 3.35%, 07/01/29(a)	460	438,971
Series BG, 1.61%, 05/15/30	320	273,474
		4,807,409
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	518,445
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27(a)	371	342,569
Series A, 2.15%, 07/01/30	795	684,255
Series A, 5.53%, 07/01/34(a)	650	659,599
		1,686,423
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33	4,282	4,257,646
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	324	319,378
Class A-1, 5.08%, 06/01/31	181	181,914
		501,292
Security	Par (000)	Value
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	$320	$ 312,047
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	372,312
		684,359
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	1,201	1,277,667
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	589,961
		1,867,628
New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	234,496
Empire State Development Corp., RB, Series B-3, 3.90%, 03/15/33	355	334,639
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	132,847
		701,982
Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	20	19,729
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	244	248,260
State of Oregon, GO, 5.89%, 06/01/27	481	491,532
		739,792
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	285,323
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	492,437
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(e)	230	223,361
Total Municipal Bonds — 0.5% (Cost: $17,252,776)		16,785,826
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(d)	$329	$ 310,484
Total Preferred Securities — 0.0% (Cost: $329,000)		310,484
Total Long-Term Investments — 97.8% (Cost: $3,370,492,412)		3,310,133,135

	Shares
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	257,212,214	257,392,262
Total Short-Term Securities — 7.6% (Cost: $257,257,368)		257,392,262
Total Investments — 105.4% (Cost: $3,627,749,780)		3,567,525,397
Liabilities in Excess of Other Assets — (5.4)%		(183,443,386)
Net Assets — 100.0%		$ 3,384,082,011

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 182,872,847	$ 74,461,022 (a)	$ —	$ (8,556)	$ 66,949	$ 257,392,262	257,212,214	$ 2,280,194 (b)	$ 25

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,995,242,605	$ —	$ 2,995,242,605
Foreign Agency Obligations	—	297,794,220	—	297,794,220
Municipal Bonds	—	16,785,826	—	16,785,826
Preferred Securities
Capital Trust	—	310,484	—	310,484

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 257,392,262	$ —	$ —	$ 257,392,262
	$257,392,262	$3,310,133,135	$—	$3,567,525,397
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2024
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Financial Services — 0.1%
Private Export Funding Corp., Series RR, 4.30%, 12/15/28(a)	$5,000	$ 4,993,801
Total Corporate Bonds — 0.1% (Cost: $5,789,483)		4,993,801
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.9%
Fannie Mae
0.50%, 06/17/25	16,605	16,206,696
0.88%, 12/18/26 - 08/05/30(a)	7,019	5,940,641
6.25%, 05/15/29(a)	4,441	4,820,762
7.13%, 01/15/30(a)	8,302	9,434,276
7.25%, 05/15/30(a)	17,063	19,567,478
6.63%, 11/15/30	96	107,758
Federal Farm Credit Banks Funding Corp., 4.75%, 09/01/26	1,000	1,009,346
Federal Home Loan Banks
2.75%, 12/13/24	4,145	4,135,693
3.13%, 06/13/25	7,930	7,864,228
2.13%, 09/14/29	5,000	4,531,161
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	243	236,172
6.75%, 03/15/31(a)	2,323	2,633,111
6.25%, 07/15/32(a)	15,000	16,897,912
Tennessee Valley Authority
1.50%, 09/15/31	130	107,813
4.38%, 08/01/34(a)	3,000	2,956,033
		96,449,080
Total U.S. Government Sponsored Agency Securities — 1.9% (Cost: $102,141,946)		96,449,080
U.S. Treasury Obligations
U.S. Treasury Bonds
6.00%, 02/15/26	6,359	6,489,409
6.75%, 08/15/26	6,225	6,500,262
6.63%, 02/15/27	2,903	3,067,428
6.38%, 08/15/27	4,000	4,231,250
5.25%, 11/15/28 - 02/15/29	11,621	12,103,348
6.13%, 08/15/29	6,225	6,741,967
6.25%, 05/15/30	1,700	1,870,531
5.38%, 02/15/31	4,979	5,302,635
U.S. Treasury Notes
2.25%, 11/15/25 - 11/15/27(a)	93,916	89,578,548
4.50%, 11/15/25 - 11/15/33	246,900	249,128,532
4.00%, 12/15/25 - 02/15/34(a)	277,491	275,029,589
0.38%, 12/31/25 - 09/30/27	80,832	75,078,147
4.25%, 12/31/25 - 06/30/31	205,000	205,575,782
3.88%, 01/15/26 - 08/15/34	315,000	309,519,828
2.63%, 01/31/26 - 07/31/29	63,589	60,147,562
1.63%, 02/15/26 - 05/15/31	198,635	184,343,623
0.50%, 02/28/26 - 10/31/27	97,521	90,519,385
2.50%, 02/28/26	7,000	6,844,141
4.63%, 02/28/26 - 05/31/31(a)	336,000	340,335,071
0.75%, 03/31/26 - 01/31/28	182,779	172,650,761
3.75%, 04/15/26 - 08/31/31	188,120	184,753,074
2.38%, 04/30/26 - 05/15/29	93,956	88,250,095
3.63%, 05/15/26 - 09/30/31(a)	153,100	149,669,422
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
2.13%, 05/31/26	$10,900	$ 10,555,969
4.88%, 05/31/26 - 10/31/30	75,200	76,811,652
4.13%, 06/15/26 - 11/15/32	309,671	308,679,195
0.88%, 06/30/26 - 11/15/30	87,003	77,058,636
1.88%, 06/30/26 - 02/15/32	115,959	104,713,623
0.63%, 07/31/26 - 08/15/30	210,463	183,993,268
4.38%, 07/31/26 - 05/15/34(a)	220,140	221,582,329
1.50%, 08/15/26 - 02/15/30	67,043	62,191,167
1.38%, 08/31/26 - 11/15/31(a)	134,150	117,057,350
3.50%, 09/30/26 - 02/15/33(a)	273,300	265,588,438
1.13%, 10/31/26 - 02/15/31	200,946	179,638,218
2.00%, 11/15/26	23,954	22,960,283
1.25%, 11/30/26 - 08/15/31	306,853	275,142,831
2.75%, 04/30/27 - 08/15/32	146,286	137,025,445
3.25%, 06/30/27 - 06/30/29	29,500	28,424,688
3.13%, 08/31/27 - 08/31/29	58,685	56,532,073
3.38%, 09/15/27 - 05/15/33(a)	109,000	104,720,938
2.88%, 05/15/28 - 05/15/32	103,220	96,975,206
1.00%, 07/31/28	33,214	29,604,573
1.75%, 11/15/29	6,000	5,358,281
Total U.S. Treasury Obligations — 95.5% (Cost: $5,074,393,254)		4,892,344,553
Total Long-Term Investments — 97.5% (Cost: $5,182,324,683)		4,993,787,434

Shares
Short-Term Securities
Money Market Funds — 6.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(b)(c)(d)	344,151,620	344,392,526

	Par (000)
U.S. Treasury Obligations — 2.1%
U.S. Treasury Notes
0.25%, 08/31/25 - 10/31/25	$15,000	14,408,203
5.00%, 08/31/25 - 10/31/25	15,500	15,583,203
3.50%, 09/15/25	5,200	5,162,828
3.00%, 09/30/25 - 10/31/25(a)	44,007	43,470,276
4.25%, 10/15/25(a)	29,000	28,983,008
		107,607,518
Total Short-Term Securities — 8.8% (Cost: $452,238,098)		452,000,044
Total Investments — 106.3% (Cost: $5,634,562,781)		5,445,787,478
Liabilities in Excess of Other Assets — (6.3)%		(321,559,790)
Net Assets — 100.0%		$ 5,124,227,688

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,621,788,775	$ —	$ (1,277,573,955)(a)	$ 790,420	$ (612,714)	$ 344,392,526	344,151,620	$ 1,591,206 (b)	$ 6

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 4,993,801	$ —	$ 4,993,801
U.S. Government Sponsored Agency Securities	—	96,449,080	—	96,449,080
U.S. Treasury Obligations	—	4,892,344,553	—	4,892,344,553
Short-Term Securities
Money Market Funds	344,392,526	—	—	344,392,526
U.S. Treasury Obligations	—	107,607,518	—	107,607,518
	$344,392,526	$5,101,394,952	$—	$5,445,787,478
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
3.38%, 03/01/41	$789	$ 588,876
5.40%, 10/01/48(a)	300	282,260
Omnicom Group, Inc., 5.30%, 11/01/34(a)	675	677,043
		1,548,179
Aerospace & Defense — 2.6%
Boeing Co.
3.25%, 02/01/35	725	577,308
3.55%, 03/01/38	650	494,716
3.50%, 03/01/39	350	261,204
6.88%, 03/15/39	450	475,681
5.88%, 02/15/40	500	482,585
5.71%, 05/01/40	3,059	2,942,296
3.38%, 06/15/46	463	304,442
3.65%, 03/01/47(a)	250	170,460
3.63%, 03/01/48	320	215,847
3.85%, 11/01/48	324	227,248
3.90%, 05/01/49	770	544,139
3.75%, 02/01/50(a)	1,597	1,109,143
5.81%, 05/01/50	5,713	5,388,737
6.86%, 05/01/54(b)	2,500	2,681,307
3.95%, 08/01/59	725	485,750
5.93%, 05/01/60	3,548	3,315,004
7.01%, 05/01/64(b)	1,410	1,516,406
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,000	942,117
General Dynamics Corp.
4.25%, 04/01/40	829	741,764
2.85%, 06/01/41	497	364,936
3.60%, 11/15/42	450	364,445
4.25%, 04/01/50	663	568,710
General Electric Co.
5.88%, 01/14/38	900	945,745
6.88%, 01/10/39	850	979,004
4.50%, 03/11/44(a)	500	444,702
4.35%, 05/01/50(a)	450	390,435
Howmet Aerospace, Inc., 5.95%, 02/01/37	600	631,833
L3Harris Technologies, Inc.
4.85%, 04/27/35	281	271,998
6.15%, 12/15/40	270	286,564
5.05%, 04/27/45	458	429,574
5.60%, 07/31/53(a)	515	519,982
5.50%, 08/15/54	1,680	1,672,473
Lockheed Martin Corp.
3.60%, 03/01/35	474	422,971
4.50%, 05/15/36	351	335,087
5.72%, 06/01/40	300	315,033
4.07%, 12/15/42	1,261	1,081,186
3.80%, 03/01/45	1,268	1,029,481
4.70%, 05/15/46	1,370	1,259,416
2.80%, 06/15/50	575	375,538
4.09%, 09/15/52	1,713	1,411,704
4.15%, 06/15/53	760	629,973
5.70%, 11/15/54	925	977,987
5.20%, 02/15/55	610	597,929
4.30%, 06/15/62	660	546,183
5.90%, 11/15/63	775	838,642
5.20%, 02/15/64	680	659,262
Series B, 6.15%, 09/01/36	475	520,368
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp.
5.15%, 05/01/40	$500	$ 486,889
5.05%, 11/15/40(a)	300	290,281
4.75%, 06/01/43	1,024	939,933
3.85%, 04/15/45	625	500,948
4.03%, 10/15/47	2,275	1,843,851
5.25%, 05/01/50	1,029	1,001,244
4.95%, 03/15/53(a)	970	902,499
5.20%, 06/01/54(a)	1,150	1,114,295
RTX Corp.
5.40%, 05/01/35	800	817,211
6.13%, 07/15/38	550	591,346
4.45%, 11/16/38	413	375,812
5.70%, 04/15/40	600	616,785
4.88%, 10/15/40	363	341,699
4.70%, 12/15/41	426	388,089
4.50%, 06/01/42	3,624	3,222,664
4.80%, 12/15/43	350	319,125
4.15%, 05/15/45	813	674,368
3.75%, 11/01/46	1,420	1,106,286
4.35%, 04/15/47	829	700,361
4.05%, 05/04/47	438	353,178
4.63%, 11/16/48	1,936	1,705,884
3.13%, 07/01/50	1,153	781,668
2.82%, 09/01/51	1,063	671,607
3.03%, 03/15/52	1,300	856,730
5.38%, 02/27/53(a)	1,290	1,265,044
6.40%, 03/15/54(a)	1,755	1,976,289
		65,591,401
Automobile Components — 0.1%
Aptiv PLC
4.40%, 10/01/46	213	165,699
5.40%, 03/15/49(a)	350	311,205
3.10%, 12/01/51	1,429	862,902
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52(a)	963	711,985
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	400	366,457
BorgWarner, Inc., 4.38%, 03/15/45	400	327,301
Lear Corp.(a)
5.25%, 05/15/49	563	503,393
3.55%, 01/15/52	376	256,352
		3,505,294
Automobiles — 0.5%
Cummins, Inc.
4.88%, 10/01/43	575	539,264
2.60%, 09/01/50	613	378,712
5.45%, 02/20/54	1,035	1,042,063
Ford Motor Co.
4.75%, 01/15/43	2,000	1,616,509
7.40%, 11/01/46(a)	475	507,492
5.29%, 12/08/46(a)	1,500	1,316,973
General Motors Co.
5.00%, 04/01/35	695	659,680
6.60%, 04/01/36	1,213	1,285,930
5.15%, 04/01/38(a)	1,013	949,980
6.25%, 10/02/43	1,463	1,473,103
5.20%, 04/01/45	1,254	1,121,298
6.75%, 04/01/46(a)	867	922,795

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued)
5.40%, 04/01/48(a)	$807	$ 733,832
5.95%, 04/01/49	913	891,049
		13,438,680
Banks — 6.9%
Bank of America Corp.
6.11%, 01/29/37	1,800	1,906,121
7.75%, 05/14/38	1,550	1,862,253
5.88%, 02/07/42	1,661	1,767,942
5.00%, 01/21/44	2,236	2,150,196
4.88%, 04/01/44	429	405,490
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	2,155	1,444,787
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	3,539	2,729,765
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	975	635,439
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	5,139	3,668,452
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	1,296	1,048,785
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	1,379	1,200,127
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	2,809	2,403,045
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	2,243	2,023,863
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	2,053	1,793,559
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(a)(c)	5,485	4,503,791
Series L, 4.75%, 04/21/45	350	318,660
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	1,016	751,112
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	900	953,350
Barclays PLC
5.25%, 08/17/45(a)	1,475	1,431,220
4.95%, 01/10/47	1,278	1,172,903
(1-day SOFR + 2.42%), 6.04%, 03/12/55(c)	700	731,611
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	928	689,044
(1-year CMT + 1.70%), 3.81%, 03/10/42(c)	950	752,325
Citigroup, Inc.
6.13%, 08/25/36	100	104,260
8.13%, 07/15/39	1,575	1,984,525
5.88%, 01/30/42	1,623	1,703,955
6.68%, 09/13/43	388	436,108
5.30%, 05/06/44	463	448,413
4.65%, 07/30/45	1,670	1,493,068
4.75%, 05/18/46	2,118	1,889,996
4.65%, 07/23/48	2,668	2,383,951
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	1,308	939,615
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	1,390	1,364,233
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	1,175	997,801
(3-mo. CME Term SOFR + 2.10%), 4.28%, 04/24/48(c)	1,054	890,642
Cooperatieve Rabobank UA
5.75%, 12/01/43	1,050	1,074,649
5.25%, 08/04/45(a)	1,247	1,233,355
Series BKNT, 5.25%, 05/24/41	1,349	1,359,301
Fifth Third Bancorp, 8.25%, 03/01/38	575	693,842
Goldman Sachs Group, Inc.
6.45%, 05/01/36	550	593,773
6.75%, 10/01/37	5,174	5,680,406
6.25%, 02/01/41	2,304	2,493,768
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
4.80%, 07/08/44	$1,461	$ 1,347,980
5.15%, 05/22/45	2,243	2,139,139
4.75%, 10/21/45(a)	1,525	1,398,303
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	1,834	1,325,789
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	2,179	1,646,375
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	1,704	1,314,912
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	2,709	2,348,533
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	1,754	1,575,049
HSBC Bank USA NA, Series BKNT, 7.00%, 01/15/39	261	298,948
HSBC Holdings PLC
6.50%, 05/02/36	1,828	1,933,281
6.50%, 09/15/37	2,915	3,092,289
6.80%, 06/01/38	1,750	1,903,257
6.10%, 01/14/42(a)	1,029	1,130,117
5.25%, 03/14/44(a)	1,418	1,346,056
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	2,615	2,823,712
JPMorgan Chase & Co.
6.40%, 05/15/38	2,561	2,872,123
5.50%, 10/15/40	1,259	1,284,335
5.60%, 07/15/41	1,804	1,868,417
5.40%, 01/06/42	1,329	1,349,887
5.63%, 08/16/43	1,413	1,456,015
4.85%, 02/01/44	1,026	972,918
4.95%, 06/01/45	1,636	1,540,223
(1-day SOFR + 1.46%), 3.16%, 04/22/42(c)	1,858	1,412,847
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	3,441	2,489,793
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	2,309	1,602,815
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(a)(c)	1,500	1,213,927
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	1,493	1,041,911
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	2,100	1,826,013
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	3,673	2,988,505
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	1,513	1,246,489
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	2,004	1,714,925
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	1,661	1,273,947
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	621	585,105
4.34%, 01/09/48(a)	1,451	1,173,989
(5-year CMT + 1.50%), 3.37%, 12/14/46(c)	1,150	818,684
Mitsubishi UFJ Financial Group, Inc.(a)
4.29%, 07/26/38	338	311,807
4.15%, 03/07/39	450	408,848
3.75%, 07/18/39	1,632	1,400,687
Morgan Stanley
3.97%, 07/22/38(c)	2,229	1,938,953
6.38%, 07/24/42	1,769	1,986,175
4.30%, 01/27/45	2,629	2,294,487
4.38%, 01/22/47	1,850	1,617,390
(1-day SOFR + 1.43%), 2.80%, 01/25/52(c)	1,964	1,277,989
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	1,900	1,462,404
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(c)	1,604	1,671,757
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(c)	2,089	1,921,759
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Regions Bank, Series BKNT, 6.45%, 06/26/37	$450	$ 464,403
Regions Financial Corp., 7.38%, 12/10/37	100	112,447
Sumitomo Mitsui Financial Group, Inc.
2.30%, 01/12/41	500	343,075
2.93%, 09/17/41(a)	855	629,375
3.05%, 01/14/42	450	340,060
6.18%, 07/13/43(a)	875	958,489
5.84%, 07/09/44	1,200	1,245,285
UBS AG/London, 4.50%, 06/26/48	1,025	915,894
UBS Group AG, 4.88%, 05/15/45	1,807	1,667,497
Wachovia Corp., 5.50%, 08/01/35(a)	1,200	1,214,899
Wells Fargo & Co.
5.38%, 02/07/35	250	253,825
5.38%, 11/02/43	1,895	1,820,587
5.61%, 01/15/44	2,217	2,178,606
4.65%, 11/04/44	2,100	1,822,085
3.90%, 05/01/45	2,328	1,885,557
4.90%, 11/17/45	2,018	1,802,418
4.40%, 06/14/46	1,906	1,578,828
4.75%, 12/07/46	1,850	1,614,872
(1-day SOFR + 2.13%), 4.61%, 04/25/53(a)(c)	3,206	2,816,494
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	3,659	2,747,263
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	5,607	5,222,972
Wells Fargo Bank NA
5.95%, 08/26/36	325	341,635
Series BKNT, 5.85%, 02/01/37	1,050	1,086,749
Series BKNT, 6.60%, 01/15/38	1,200	1,333,208
Westpac Banking Corp.
4.42%, 07/24/39	929	842,224
2.96%, 11/16/40(a)	1,125	817,467
3.13%, 11/18/41	1,001	735,836
		173,550,415
Beverages — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	5,403	5,209,785
4.90%, 02/01/46	9,613	8,965,164
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	600	578,512
4.63%, 02/01/44	713	647,934
4.90%, 02/01/46(a)	1,538	1,428,366
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/38	1,479	1,356,388
8.20%, 01/15/39	1,253	1,604,745
5.45%, 01/23/39	2,029	2,066,342
4.35%, 06/01/40	1,079	971,222
4.95%, 01/15/42	1,888	1,796,887
4.60%, 04/15/48	821	743,745
4.44%, 10/06/48	2,048	1,789,071
5.55%, 01/23/49	4,089	4,174,087
4.50%, 06/01/50	500	448,924
4.75%, 04/15/58	1,375	1,239,900
5.80%, 01/23/59(a)	2,029	2,153,570
4.60%, 06/01/60	500	444,556
Brown-Forman Corp.
4.00%, 04/15/38	413	365,474
4.50%, 07/15/45(a)	550	494,692
Coca-Cola Co.
2.50%, 06/01/40	979	702,733
2.88%, 05/05/41	613	458,627
4.20%, 03/25/50	450	393,983
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
2.60%, 06/01/50	$1,354	$ 857,640
3.00%, 03/05/51	1,870	1,287,199
2.50%, 03/15/51	1,513	931,666
5.30%, 05/13/54	975	981,598
5.20%, 01/14/55	1,325	1,316,617
2.75%, 06/01/60(a)	1,300	802,286
5.40%, 05/13/64	1,630	1,643,662
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	700	693,955
Constellation Brands, Inc.
4.50%, 05/09/47	550	471,415
4.10%, 02/15/48	613	495,743
5.25%, 11/15/48(a)	400	382,284
3.75%, 05/01/50	663	502,131
Diageo Capital PLC
5.88%, 09/30/36	500	536,138
3.88%, 04/29/43	931	773,723
Diageo Investment Corp.
7.45%, 04/15/35	250	295,726
4.25%, 05/11/42	163	142,374
Keurig Dr. Pepper, Inc.
4.50%, 11/15/45	600	520,277
4.42%, 12/15/46	413	350,507
5.09%, 05/25/48	250	233,936
3.80%, 05/01/50	688	527,631
3.35%, 03/15/51	563	395,291
4.50%, 04/15/52(a)	1,188	1,021,483
Molson Coors Beverage Co.
5.00%, 05/01/42	1,275	1,195,193
4.20%, 07/15/46	1,718	1,406,385
PepsiCo, Inc.
5.50%, 01/15/40	450	470,404
3.50%, 03/19/40	250	205,170
4.88%, 11/01/40	250	242,341
2.63%, 10/21/41	563	398,845
4.00%, 03/05/42	500	429,832
3.60%, 08/13/42	800	643,752
4.25%, 10/22/44	250	217,694
4.45%, 04/14/46	1,100	980,008
3.45%, 10/06/46	616	469,270
4.00%, 05/02/47	450	372,028
3.38%, 07/29/49	400	294,892
2.88%, 10/15/49	913	616,461
3.63%, 03/19/50	879	682,100
2.75%, 10/21/51	943	608,263
4.20%, 07/18/52	675	572,674
4.65%, 02/15/53(a)	500	456,118
5.25%, 07/17/54	600	602,938
3.88%, 03/19/60	575	450,737
		64,513,094
Biotechnology — 1.8%
Amgen, Inc.
6.38%, 06/01/37	400	437,185
6.40%, 02/01/39	300	324,878
3.15%, 02/21/40	1,704	1,295,657
5.75%, 03/15/40	350	355,634
2.80%, 08/15/41	1,311	945,654
4.95%, 10/01/41	650	607,949
5.15%, 11/15/41	663	635,961
5.65%, 06/15/42	250	250,712
5.60%, 03/02/43	2,625	2,630,205
4.40%, 05/01/45	2,270	1,936,053

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.56%, 06/15/48(a)	$1,438	$ 1,241,815
3.38%, 02/21/50	2,029	1,468,015
4.66%, 06/15/51	3,828	3,342,550
3.00%, 01/15/52	985	656,229
4.20%, 02/22/52	810	656,552
4.88%, 03/01/53	900	805,331
5.65%, 03/02/53	4,225	4,249,202
2.77%, 09/01/53	829	509,285
4.40%, 02/22/62	1,475	1,195,424
5.75%, 03/02/63	2,720	2,720,645
Baxalta, Inc., 5.25%, 06/23/45	602	571,375
Biogen, Inc.
5.20%, 09/15/45	950	877,456
3.15%, 05/01/50(a)	1,387	905,085
3.25%, 02/15/51	861	573,283
Gilead Sciences, Inc.
4.60%, 09/01/35	1,119	1,073,532
4.00%, 09/01/36	750	672,480
2.60%, 10/01/40	1,030	732,013
5.65%, 12/01/41	869	892,954
4.80%, 04/01/44	1,536	1,415,979
4.50%, 02/01/45	1,753	1,550,006
4.75%, 03/01/46	2,118	1,927,376
4.15%, 03/01/47	1,803	1,502,181
2.80%, 10/01/50	1,594	1,024,860
5.55%, 10/15/53(a)	1,050	1,074,401
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/50	991	616,515
Royalty Pharma PLC
3.30%, 09/02/40	1,104	816,665
3.55%, 09/02/50(a)	950	658,114
3.35%, 09/02/51	663	433,272
5.90%, 09/02/54(a)	475	470,914
		44,053,397
Broadline Retail — 0.0%
TJX Cos., Inc., 4.50%, 04/15/50	413	372,586
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,379	1,084,727
3.58%, 04/05/50	1,517	1,128,301
6.20%, 03/15/54(a)	711	779,858
Fortune Brands Innovations, Inc., 4.50%, 03/25/52	413	341,840
Johnson Controls International PLC
6.00%, 01/15/36	300	316,478
4.63%, 07/02/44	620	544,783
4.50%, 02/15/47	453	387,467
4.95%, 07/02/64(d)	490	432,208
Lafarge SA, 7.13%, 07/15/36	675	768,655
Martin Marietta Materials, Inc.
4.25%, 12/15/47	613	503,194
3.20%, 07/15/51	925	630,957
5.50%, 12/01/54	245	239,943
Masco Corp.
4.50%, 05/15/47	350	295,618
3.13%, 02/15/51	497	324,525
Owens Corning
7.00%, 12/01/36	300	339,678
4.30%, 07/15/47	650	528,300
4.40%, 01/30/48	329	271,837
5.95%, 06/15/54(a)	785	806,778
Security	Par (000)	Value
Building Materials (continued)
Trane Technologies Financing Ltd.
4.65%, 11/01/44	$600	$ 538,274
4.50%, 03/21/49	413	364,641
Trane Technologies Global Holding Co. Ltd.
5.75%, 06/15/43	250	259,314
4.30%, 02/21/48	238	202,738
Vulcan Materials Co.
4.50%, 06/15/47	713	610,323
4.70%, 03/01/48	400	353,870
		12,054,307
Building Products — 1.3%
Home Depot, Inc.
5.88%, 12/16/36	2,400	2,569,875
3.30%, 04/15/40	1,311	1,041,703
5.40%, 09/15/40	463	468,580
5.95%, 04/01/41	938	1,004,411
4.20%, 04/01/43(a)	945	817,597
4.88%, 02/15/44	950	894,854
4.40%, 03/15/45	1,036	912,238
4.25%, 04/01/46	1,729	1,483,485
3.90%, 06/15/47	1,094	882,855
4.50%, 12/06/48	1,329	1,175,950
3.13%, 12/15/49	1,196	831,004
3.35%, 04/15/50	1,698	1,227,486
2.38%, 03/15/51	1,195	701,718
2.75%, 09/15/51	1,038	659,509
3.63%, 04/15/52	1,608	1,214,284
4.95%, 09/15/52(a)	1,055	991,866
5.30%, 06/25/54	1,405	1,395,083
3.50%, 09/15/56	1,100	797,628
5.40%, 06/25/64	540	538,408
Lowe’s Cos., Inc.
5.50%, 10/15/35(a)	400	411,327
5.00%, 04/15/40	329	315,963
2.80%, 09/15/41	1,213	852,916
4.65%, 04/15/42	500	449,024
4.38%, 09/15/45	429	362,153
3.70%, 04/15/46	1,300	983,777
4.05%, 05/03/47	1,579	1,257,199
4.55%, 04/05/49	550	467,660
5.13%, 04/15/50	500	467,104
3.00%, 10/15/50(a)	1,719	1,106,102
3.50%, 04/01/51	829	584,784
4.25%, 04/01/52	1,458	1,172,879
5.63%, 04/15/53	1,295	1,280,555
5.75%, 07/01/53	355	357,320
4.45%, 04/01/62	1,150	917,654
5.80%, 09/15/62	800	799,838
5.85%, 04/01/63	675	679,459
		32,074,248
Capital Markets — 0.2%
Apollo Global Management, Inc., 5.80%, 05/21/54	800	818,838
Ares Management Corp., 5.60%, 10/11/54	850	825,614
Blue Owl Finance LLC, 4.13%, 10/07/51	200	144,264
CI Financial Corp., 4.10%, 06/15/51	200	139,523
Franklin Resources, Inc., 2.95%, 08/12/51	325	209,454
Invesco Finance PLC, 5.38%, 11/30/43	513	493,095
Jefferies Financial Group, Inc., 6.25%, 01/15/36	950	987,300
Legg Mason, Inc., 5.63%, 01/15/44	516	516,156
Raymond James Financial, Inc.
4.95%, 07/15/46	663	612,671
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Raymond James Financial, Inc. (continued)
3.75%, 04/01/51	$875	$ 655,434
Voya Financial, Inc.
5.70%, 07/15/43	413	403,774
4.80%, 06/15/46	255	218,690
		6,024,813
Chemicals — 1.4%
Air Products and Chemicals, Inc.
2.70%, 05/15/40	783	573,463
2.80%, 05/15/50	1,034	676,499
Albemarle Corp.(a)
5.45%, 12/01/44	375	344,180
5.65%, 06/01/52	450	407,192
CF Industries, Inc.
4.95%, 06/01/43	663	595,313
5.38%, 03/15/44	588	552,474
Dow Chemical Co.
9.40%, 05/15/39	479	640,475
5.25%, 11/15/41	826	781,476
4.38%, 11/15/42	1,113	938,168
4.63%, 10/01/44	400	345,717
5.55%, 11/30/48	829	801,411
4.80%, 05/15/49	929	809,567
3.60%, 11/15/50	1,163	831,399
6.90%, 05/15/53(a)	850	964,212
5.60%, 02/15/54	600	587,596
DuPont de Nemours, Inc.
5.32%, 11/15/38	988	1,020,237
5.42%, 11/15/48	2,218	2,315,706
Eastman Chemical Co.
4.80%, 09/01/42	463	411,743
4.65%, 10/15/44	979	840,414
Ecolab, Inc.
3.95%, 12/01/47	500	412,102
2.13%, 08/15/50	660	369,470
2.70%, 12/15/51	1,116	701,234
2.75%, 08/18/55	700	432,495
FMC Corp.
4.50%, 10/01/49	607	489,241
6.38%, 05/18/53	370	384,564
International Flavors & Fragrances, Inc.
4.38%, 06/01/47	688	550,701
5.00%, 09/26/48	763	676,846
Linde, Inc.
3.55%, 11/07/42	725	584,388
2.00%, 08/10/50	233	127,986
LYB International Finance BV
5.25%, 07/15/43	800	740,405
4.88%, 03/15/44	888	784,619
LYB International Finance III LLC
3.38%, 10/01/40	741	557,503
4.20%, 10/15/49	966	752,587
4.20%, 05/01/50(a)	963	748,411
3.63%, 04/01/51	1,053	740,401
3.80%, 10/01/60(a)	555	381,142
LyondellBasell Industries NV, 4.63%, 02/26/55	895	734,983
Mosaic Co.
4.88%, 11/15/41	300	266,493
5.63%, 11/15/43	720	692,014
Nutrien Ltd.
4.13%, 03/15/35	700	628,830
5.88%, 12/01/36	410	425,685
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
5.63%, 12/01/40	$400	$ 394,063
6.13%, 01/15/41	350	363,917
4.90%, 06/01/43	513	464,921
5.25%, 01/15/45	520	489,756
5.00%, 04/01/49	620	566,682
3.95%, 05/13/50	513	398,025
5.80%, 03/27/53(a)	760	774,162
RPM International, Inc.
5.25%, 06/01/45	163	156,430
4.25%, 01/15/48(a)	300	254,295
Sherwin-Williams Co.
4.55%, 08/01/45(a)	500	435,607
4.50%, 06/01/47(a)	1,404	1,211,676
3.80%, 08/15/49	377	288,224
3.30%, 05/15/50	600	416,591
2.90%, 03/15/52	525	332,674
Westlake Corp.
2.88%, 08/15/41	295	204,388
5.00%, 08/15/46	620	556,270
4.38%, 11/15/47	465	378,690
3.13%, 08/15/51	820	525,982
3.38%, 08/15/61	470	292,675
		35,124,370
Commercial Services & Supplies — 1.3%
American University, Series 2019, 3.67%, 04/01/49(a)	111	87,350
Brown University, Series A, 2.92%, 09/01/50	610	421,834
California Endowment, Series 2021, 2.50%, 04/01/51	200	126,086
California Institute of Technology
4.70%, 11/01/2111	250	214,786
3.65%, 09/01/2119	1,829	1,222,088
Case Western Reserve University, Series 2022-C, 5.41%, 06/01/2122	279	272,028
Duke University
Series 2020, 2.68%, 10/01/44	225	163,651
Series 2020, 2.83%, 10/01/55	1,330	882,280
Emory University, Series 2020, 2.97%, 09/01/50	288	198,756
Ford Foundation, Series 2020, 2.82%, 06/01/70	1,070	639,504
GATX Corp.
5.20%, 03/15/44	250	233,264
3.10%, 06/01/51	500	323,082
6.05%, 06/05/54(a)	495	515,155
George Washington University
4.87%, 09/15/45	251	237,522
Series 2014, 4.30%, 09/15/44	163	142,536
Series 2018, 4.13%, 09/15/48	606	515,402
Georgetown University
Series 20A, 2.94%, 04/01/50	102	68,852
Series B, 4.32%, 04/01/49	225	196,248
Global Payments, Inc.
4.15%, 08/15/49	743	577,784
5.95%, 08/15/52(a)	755	754,652
Howard University, Series 22A, 5.21%, 10/01/52	64	57,774
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	225	191,732
Series A, 2.81%, 01/01/60	150	93,510
Leland Stanford Junior University
3.65%, 05/01/48	695	563,432
2.41%, 06/01/50	500	312,414
Massachusetts Institute of Technology
3.96%, 07/01/38	1,967	1,817,612
3.07%, 04/01/52	230	162,735

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Massachusetts Institute of Technology (continued)
5.60%, 07/01/2111	$488	$ 524,123
4.68%, 07/01/2114	225	202,766
3.89%, 07/01/2116	1,000	746,600
Series F, 2.99%, 07/01/50	216	151,972
Series G, 2.29%, 07/01/51	101	60,476
Moody’s Corp.
2.75%, 08/19/41	547	386,730
5.25%, 07/15/44	600	581,470
4.88%, 12/17/48	350	323,362
3.25%, 05/20/50	264	183,237
3.75%, 02/25/52	666	508,866
3.10%, 11/29/61	384	238,499
Northeastern University, Series 2020, 2.89%, 10/01/50	275	189,459
Northwestern University, Series 2017, 3.66%, 12/01/57(a)	1,000	781,616
PayPal Holdings, Inc.
3.25%, 06/01/50	1,175	831,008
5.05%, 06/01/52(a)	930	883,325
5.50%, 06/01/54(a)	350	353,731
5.25%, 06/01/62(a)	655	623,229
President and Fellows of Harvard College
4.61%, 02/15/35(a)	500	494,099
3.15%, 07/15/46	2,113	1,572,097
2.52%, 10/15/50	133	85,021
3.30%, 07/15/56	579	421,715
Quanta Services, Inc., 3.05%, 10/01/41	451	326,848
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	604	381,029
S&P Global, Inc.
3.25%, 12/01/49	545	389,868
3.70%, 03/01/52	849	654,184
2.30%, 08/15/60	663	350,006
3.90%, 03/01/62(a)	575	444,609
Thomas Jefferson University, 3.85%, 11/01/57	66	49,865
Trustees of Boston College, 3.13%, 07/01/52(a)	413	290,112
Trustees of Boston University, Series CC, 4.06%, 10/01/48	100	85,694
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	320	307,699
Trustees of Princeton University
5.70%, 03/01/39	413	442,021
4.20%, 03/01/52(a)	1,000	884,081
Series 2020, 2.52%, 07/01/50(a)	346	229,228
Trustees of the University of Pennsylvania
3.61%, 02/15/2119	228	154,840
Series 2020, 2.40%, 10/01/50	674	417,550
University of Chicago, Series C, 2.55%, 04/01/50(a)	64	42,707
University of Miami, Series 2022, 4.06%, 04/01/52(a)	500	412,005
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	200	160,005
Series 2017, 3.39%, 02/15/48	278	213,705
University of Southern California
3.03%, 10/01/39	480	390,665
2.81%, 10/01/50	63	42,133
4.98%, 10/01/53	365	358,163
5.25%, 10/01/2111	75	74,425
Series 2017, 3.84%, 10/01/47	1,000	820,901
Series 21A, 2.95%, 10/01/51	883	609,077
Series A, 3.23%, 10/01/2120(a)	61	37,297
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Verisk Analytics, Inc.
5.50%, 06/15/45	$300	$ 290,395
3.63%, 05/15/50	472	343,119
Washington University
4.35%, 04/15/2122	129	104,980
Series 2022, 3.52%, 04/15/54(a)	1,350	1,038,443
William Marsh Rice University
3.57%, 05/15/45	275	223,263
3.77%, 05/15/55(a)	265	214,383
Yale University, Series 2020, 2.40%, 04/15/50	113	70,851
		31,989,621
Communications Equipment — 0.0%
Juniper Networks, Inc., 5.95%, 03/15/41	313	312,568
Consumer Finance — 0.5%
American Express Co., 4.05%, 12/03/42(a)	1,225	1,050,550
Mastercard, Inc.
4.55%, 01/15/35	500	484,855
3.80%, 11/21/46	550	444,092
3.95%, 02/26/48	450	373,469
3.65%, 06/01/49	963	750,884
3.85%, 03/26/50	1,444	1,163,296
2.95%, 03/15/51	704	476,781
Visa, Inc.
4.15%, 12/14/35	1,413	1,333,368
2.70%, 04/15/40	1,029	771,017
4.30%, 12/14/45	3,500	3,094,069
3.65%, 09/15/47	676	537,587
2.00%, 08/15/50(a)	1,736	991,045
Western Union Co., 6.20%, 11/17/36(a)	433	443,696
		11,914,709
Consumer Staples Distribution & Retail — 0.7%
Dollar General Corp.
4.13%, 04/03/50	354	267,309
5.50%, 11/01/52(a)	300	276,979
Dollar Tree, Inc., 3.38%, 12/01/51	329	210,837
Target Corp.
6.50%, 10/15/37	400	448,214
7.00%, 01/15/38	655	769,326
4.00%, 07/01/42	900	775,906
3.63%, 04/15/46	1,052	819,502
3.90%, 11/15/47	488	393,659
2.95%, 01/15/52(a)	925	616,468
4.80%, 01/15/53(a)	1,125	1,045,855
Walmart, Inc.
5.25%, 09/01/35	1,225	1,277,977
6.50%, 08/15/37	1,000	1,154,588
6.20%, 04/15/38	650	729,405
3.95%, 06/28/38	500	457,373
5.63%, 04/01/40	1,659	1,766,262
5.00%, 10/25/40	350	349,839
5.63%, 04/15/41	575	610,577
2.50%, 09/22/41	904	642,890
4.00%, 04/11/43	75	65,467
4.30%, 04/22/44	300	271,014
3.63%, 12/15/47	250	198,345
4.05%, 06/29/48	1,493	1,274,264
2.95%, 09/24/49	675	470,101
2.65%, 09/22/51	1,492	961,173
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.50%, 09/09/52	$850	$ 772,315
4.50%, 04/15/53	1,300	1,184,241
		17,809,886
Containers & Packaging — 0.1%
Packaging Corp. of America
4.05%, 12/15/49	538	426,486
3.05%, 10/01/51	645	426,156
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(a)(b)	950	961,808
Sonoco Products Co., 5.75%, 11/01/40(a)	450	449,076
		2,263,526
Distributors — 0.1%
WW Grainger, Inc.
4.60%, 06/15/45	1,086	988,892
3.75%, 05/15/46	350	278,906
4.20%, 05/15/47	450	382,394
		1,650,192
Diversified REITs — 0.7%
American Tower Corp.
3.70%, 10/15/49	850	630,693
3.10%, 06/15/50(a)	1,278	850,916
2.95%, 01/15/51(a)	1,145	738,667
Brixmor Operating Partnership LP, 5.75%, 02/15/35(a)	400	408,361
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	525	371,459
Brookfield Finance, Inc.
5.68%, 01/15/35	200	203,998
4.70%, 09/20/47	873	773,977
3.50%, 03/30/51(a)	881	625,103
3.63%, 02/15/52	329	235,449
5.97%, 03/04/54	915	945,798
Crown Castle, Inc.
2.90%, 04/01/41	1,209	860,060
4.75%, 05/15/47	400	345,811
5.20%, 02/15/49	450	416,109
4.00%, 11/15/49	450	349,169
4.15%, 07/01/50	550	435,288
3.25%, 01/15/51(a)	950	643,664
Equinix, Inc.
3.00%, 07/15/50	514	337,192
2.95%, 09/15/51	500	316,872
3.40%, 02/15/52	535	372,279
Federal Realty OP LP, 4.50%, 12/01/44	500	421,498
GLP Capital LP/GLP Financing II, Inc., 6.25%, 09/15/54	200	201,031
Host Hotels & Resorts LP, 5.50%, 04/15/35	300	294,153
Kimco Realty OP LLC
4.85%, 03/01/35	330	316,873
4.25%, 04/01/45(a)	500	413,762
4.13%, 12/01/46	250	198,361
4.45%, 09/01/47	408	338,640
3.70%, 10/01/49	413	309,275
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/35	200	190,937
Prologis LP
5.00%, 01/31/35	450	444,776
4.38%, 09/15/48	496	423,381
3.05%, 03/01/50	100	67,188
3.00%, 04/15/50	700	465,287
2.13%, 10/15/50	400	218,264
5.25%, 06/15/53	885	854,602
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
5.25%, 03/15/54	$1,125	$ 1,084,569
Regency Centers LP
5.10%, 01/15/35	200	197,109
4.40%, 02/01/47	413	346,575
4.65%, 03/15/49	300	260,543
VICI Properties LP
5.63%, 05/15/52	779	730,577
6.13%, 04/01/54(a)	520	523,312
Weyerhaeuser Co., 4.00%, 03/09/52(a)	600	467,743
		18,629,321
Diversified Telecommunication Services — 3.9%
AT&T, Inc.
4.50%, 05/15/35	2,470	2,314,720
5.25%, 03/01/37	950	938,379
4.90%, 08/15/37	775	739,095
6.30%, 01/15/38	700	757,472
6.55%, 02/15/39(a)	300	326,971
4.85%, 03/01/39	1,500	1,407,024
5.35%, 09/01/40	550	539,223
3.50%, 06/01/41	2,400	1,884,999
5.55%, 08/15/41	500	496,561
4.30%, 12/15/42	1,350	1,148,188
3.10%, 02/01/43	1,050	767,035
4.65%, 06/01/44	405	355,685
4.35%, 06/15/45	1,250	1,049,587
4.75%, 05/15/46	2,000	1,779,930
5.15%, 11/15/46	680	636,131
5.65%, 02/15/47	900	908,048
5.45%, 03/01/47	300	288,634
4.50%, 03/09/48	1,850	1,571,761
4.55%, 03/09/49	1,050	899,429
5.15%, 02/15/50	500	464,045
3.65%, 06/01/51	3,100	2,252,692
3.30%, 02/01/52	800	547,024
3.50%, 09/15/53	7,364	5,123,468
3.55%, 09/15/55	7,433	5,160,199
5.70%, 03/01/57	250	245,193
3.80%, 12/01/57	5,799	4,155,959
3.65%, 09/15/59	6,436	4,414,067
3.85%, 06/01/60	1,600	1,147,300
3.50%, 02/01/61	850	568,336
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48	1,135	954,060
4.30%, 07/29/49	573	466,522
3.65%, 03/17/51	550	397,943
3.20%, 02/15/52	609	404,165
3.65%, 08/15/52	883	640,721
5.55%, 02/15/54	725	715,057
Cisco Systems, Inc.
5.90%, 02/15/39(a)	1,859	2,000,005
5.50%, 01/15/40	1,727	1,782,114
5.30%, 02/26/54	1,905	1,915,889
5.35%, 02/26/64(a)	960	962,523
Motorola Solutions, Inc., 5.50%, 09/01/44	300	294,550
Nokia OYJ, 6.63%, 05/15/39	400	410,330
Telefonica Emisiones SA
7.05%, 06/20/36	1,915	2,135,221
4.67%, 03/06/38	505	455,517
5.21%, 03/08/47	2,467	2,244,760
4.90%, 03/06/48	1,182	1,032,031
5.52%, 03/01/49	1,200	1,141,137

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
TELUS Corp.
4.60%, 11/16/48	$880	$ 743,098
4.30%, 06/15/49	488	388,379
Verizon Communications, Inc.
4.40%, 11/01/34	1,993	1,871,583
4.78%, 02/15/35(b)	500	481,660
5.85%, 09/15/35	250	261,299
4.27%, 01/15/36	1,300	1,186,758
5.25%, 03/16/37	1,000	990,668
4.81%, 03/15/39	1,242	1,162,542
2.65%, 11/20/40	3,038	2,123,545
3.40%, 03/22/41	3,886	3,009,050
2.85%, 09/03/41	1,288	916,272
4.75%, 11/01/41	200	184,547
3.85%, 11/01/42	463	374,403
6.55%, 09/15/43	900	1,008,982
4.13%, 08/15/46	950	774,345
4.86%, 08/21/46	2,384	2,188,929
5.50%, 03/16/47	50	50,240
4.52%, 09/15/48	1,250	1,081,503
5.01%, 04/15/49(a)	1,000	957,656
4.00%, 03/22/50	1,279	1,007,713
2.88%, 11/20/50(a)	2,823	1,794,768
3.55%, 03/22/51	4,649	3,398,066
3.88%, 03/01/52	1,322	1,014,485
5.50%, 02/23/54(a)	960	954,510
5.01%, 08/21/54	800	734,248
4.67%, 03/15/55	600	525,232
2.99%, 10/30/56	3,814	2,361,027
3.00%, 11/20/60(a)	2,125	1,283,006
3.70%, 03/22/61(a)	3,787	2,686,042
		96,354,256
Electric Utilities — 10.6%
AEP Texas, Inc.
3.80%, 10/01/47	250	184,880
3.45%, 05/15/51	679	464,844
5.25%, 05/15/52	580	541,631
Series G, 4.15%, 05/01/49	300	231,062
Series H, 3.45%, 01/15/50	363	250,009
AEP Transmission Co. LLC
4.00%, 12/01/46	200	162,576
3.75%, 12/01/47	600	462,002
4.25%, 09/15/48	200	165,074
3.80%, 06/15/49	829	636,505
3.15%, 09/15/49	64	43,740
5.40%, 03/15/53	500	494,955
Series M, 3.65%, 04/01/50	413	311,251
Series N, 2.75%, 08/15/51	329	205,511
Series O, 4.50%, 06/15/52	1,150	995,704
Alabama Power Co.
6.13%, 05/15/38	379	407,282
6.00%, 03/01/39	450	481,524
3.85%, 12/01/42	500	408,796
4.15%, 08/15/44	75	63,216
3.75%, 03/01/45	618	489,155
4.30%, 01/02/46	213	181,053
3.45%, 10/01/49	370	270,101
3.13%, 07/15/51	521	354,072
3.00%, 03/15/52	675	449,940
Series A, 4.30%, 07/15/48	500	425,533
Security	Par (000)	Value
Electric Utilities (continued)
Alabama Power Co. (continued)
Series B, 3.70%, 12/01/47	$277	$ 213,161
Ameren Illinois Co.
4.15%, 03/15/46	463	389,727
3.70%, 12/01/47	675	519,991
4.50%, 03/15/49	475	415,990
3.25%, 03/15/50	247	173,677
2.90%, 06/15/51	175	114,419
5.90%, 12/01/52	400	426,744
5.55%, 07/01/54(a)	600	616,461
American Electric Power Co., Inc., 3.25%, 03/01/50	529	354,201
Appalachian Power Co.
7.00%, 04/01/38	400	453,155
4.40%, 05/15/44	263	218,738
4.45%, 06/01/45	350	291,610
Series Y, 4.50%, 03/01/49	350	291,198
Series Z, 3.70%, 05/01/50	825	598,653
Arizona Public Service Co.
5.05%, 09/01/41(a)	163	152,448
4.50%, 04/01/42	829	715,310
3.75%, 05/15/46	925	695,886
4.20%, 08/15/48	63	50,201
4.25%, 03/01/49	300	239,432
3.50%, 12/01/49	311	217,943
3.35%, 05/15/50	600	413,587
2.65%, 09/15/50	250	149,236
Avista Corp.
4.35%, 06/01/48	496	418,798
4.00%, 04/01/52	300	234,958
Baltimore Gas and Electric Co.
6.35%, 10/01/36	288	314,176
3.50%, 08/15/46	579	431,704
3.75%, 08/15/47	400	308,335
4.25%, 09/15/48	250	208,182
3.20%, 09/15/49	345	237,925
2.90%, 06/15/50	421	275,218
4.55%, 06/01/52	630	548,682
5.40%, 06/01/53	710	700,794
5.65%, 06/01/54	350	359,430
Berkshire Hathaway Energy Co.
6.13%, 04/01/36	1,588	1,694,714
5.95%, 05/15/37	454	478,997
5.15%, 11/15/43	513	498,217
4.50%, 02/01/45	679	600,384
3.80%, 07/15/48	763	582,447
4.45%, 01/15/49	963	817,567
4.25%, 10/15/50	829	677,474
2.85%, 05/15/51	1,429	914,556
4.60%, 05/01/53	1,029	882,879
Black Hills Corp.
6.00%, 01/15/35(a)	260	269,760
4.20%, 09/15/46(a)	250	201,076
3.88%, 10/15/49	313	232,502
CenterPoint Energy Houston Electric LLC
03/01/35(e)	195	194,414
3.55%, 08/01/42	276	216,465
4.50%, 04/01/44	800	704,931
3.95%, 03/01/48	413	327,371
5.30%, 04/01/53(a)	260	253,511
Series AC, 4.25%, 02/01/49	950	791,738
Series AD, 2.90%, 07/01/50	325	210,619
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
CenterPoint Energy Houston Electric LLC (continued)
Series AF, 3.35%, 04/01/51	$613	$ 433,508
Series AH, 3.60%, 03/01/52	400	295,115
Series AJ, 4.85%, 10/01/52(a)	500	455,850
CenterPoint Energy, Inc., 3.70%, 09/01/49	263	193,157
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	300	255,886
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	280	287,544
CMS Energy Corp., 4.88%, 03/01/44	250	228,867
Commonwealth Edison Co.
5.90%, 03/15/36	800	848,440
6.45%, 01/15/38	350	386,581
3.80%, 10/01/42	320	259,215
4.60%, 08/15/43	175	156,782
3.70%, 03/01/45	213	167,432
4.35%, 11/15/45	800	688,821
3.65%, 06/15/46	620	480,875
4.00%, 03/01/48	829	669,265
4.00%, 03/01/49	429	343,888
3.00%, 03/01/50	463	309,089
5.30%, 02/01/53	465	454,195
5.65%, 06/01/54	395	405,228
Series 123, 3.75%, 08/15/47	900	696,513
Series 127, 3.20%, 11/15/49	605	413,802
Series 130, 3.13%, 03/15/51	879	595,707
Series 131, 2.75%, 09/01/51	513	319,057
Series 133, 3.85%, 03/15/52	659	511,022
Connecticut Light and Power Co.
4.30%, 04/15/44	450	388,146
4.00%, 04/01/48	860	704,855
5.25%, 01/15/53	500	492,834
Series A, 4.15%, 06/01/45	700	587,854
Consolidated Edison Co. of New York, Inc.
5.70%, 06/15/40	400	410,406
3.95%, 03/01/43	572	472,060
4.45%, 03/15/44	688	602,548
4.50%, 12/01/45	663	578,711
3.85%, 06/15/46	829	648,290
3.20%, 12/01/51	550	375,540
6.15%, 11/15/52	800	871,877
5.90%, 11/15/53	725	765,990
5.70%, 05/15/54	525	542,826
4.63%, 12/01/54	725	636,552
4.50%, 05/15/58	829	695,708
3.70%, 11/15/59	680	494,313
3.60%, 06/15/61(a)	720	513,180
Series 05-A, 5.30%, 03/01/35	200	202,607
Series 06-B, 6.20%, 06/15/36	75	81,098
Series 2006-A, 5.85%, 03/15/36	525	552,142
Series 2007-A, 6.30%, 08/15/37	393	428,244
Series 2008-B, 6.75%, 04/01/38	800	907,182
Series 2009-C, 5.50%, 12/01/39	867	876,651
Series 2012-A, 4.20%, 03/15/42	329	280,837
Series 2017, 3.88%, 06/15/47	400	314,473
Series 20B, 3.95%, 04/01/50(a)	854	695,593
Series A, 4.13%, 05/15/49	913	746,510
Series C, 4.30%, 12/01/56	413	338,842
Series C, 4.00%, 11/15/57	370	286,159
Series C, 3.00%, 12/01/60	660	401,684
Series E, 4.65%, 12/01/48	463	410,861
Constellation Energy Generation LLC
6.25%, 10/01/39	897	955,808
5.75%, 10/01/41(a)	413	415,272
5.60%, 06/15/42	719	711,407
Security	Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC (continued)
6.50%, 10/01/53	$890	$ 977,100
5.75%, 03/15/54	900	906,429
Consumers Energy Co.
3.25%, 08/15/46	600	439,291
3.95%, 07/15/47	300	242,667
4.05%, 05/15/48	450	373,337
4.35%, 04/15/49(a)	829	712,936
3.10%, 08/15/50(a)	390	274,742
3.50%, 08/01/51	829	631,709
2.65%, 08/15/52	34	21,389
4.20%, 09/01/52	610	512,080
2.50%, 05/01/60	799	456,948
Dayton Power & Light Co., 3.95%, 06/15/49	300	226,944
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41(a)	829	826,609
4.60%, 06/15/43	463	413,076
6.25%, 10/15/53	140	156,525
5.10%, 06/01/65	513	475,270
Dominion Energy, Inc.
7.00%, 06/15/38	163	184,176
4.70%, 12/01/44	829	717,835
Series A, 4.60%, 03/15/49	513	433,101
Series B, 5.95%, 06/15/35	290	303,807
Series B, 3.30%, 04/15/41	225	167,649
Series B, 4.85%, 08/15/52	400	354,001
Series C, 4.90%, 08/01/41	509	465,398
DTE Electric Co.
4.30%, 07/01/44	400	344,538
3.70%, 03/15/45	534	419,210
3.70%, 06/01/46	163	127,481
3.75%, 08/15/47	630	488,668
3.95%, 03/01/49	750	605,508
2.95%, 03/01/50	429	287,296
5.40%, 04/01/53(a)	500	500,780
Series A, 4.00%, 04/01/43(a)	347	290,039
Series A, 4.05%, 05/15/48	463	382,736
Series B, 3.25%, 04/01/51	479	337,977
Series B, 3.65%, 03/01/52	367	276,622
Duke Energy Carolinas LLC
6.10%, 06/01/37	413	435,813
6.00%, 01/15/38	900	956,995
6.05%, 04/15/38	511	546,540
5.30%, 02/15/40	713	712,178
4.25%, 12/15/41	829	724,735
4.00%, 09/30/42	1,113	925,188
3.75%, 06/01/45	500	392,465
3.88%, 03/15/46	800	635,301
3.70%, 12/01/47	438	334,427
3.95%, 03/15/48	329	261,547
3.20%, 08/15/49	769	533,556
3.45%, 04/15/51	225	161,703
3.55%, 03/15/52	892	652,416
5.35%, 01/15/53	950	934,573
5.40%, 01/15/54	1,032	1,026,715
Duke Energy Corp.
3.30%, 06/15/41	679	507,935
4.80%, 12/15/45	463	409,134
3.75%, 09/01/46	1,493	1,119,480
3.95%, 08/15/47	413	318,691
4.20%, 06/15/49(a)	413	329,468
3.50%, 06/15/51	929	649,252
5.00%, 08/15/52	1,250	1,124,098

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
6.10%, 09/15/53(a)	$675	$ 704,715
5.80%, 06/15/54	625	626,523
Duke Energy Florida LLC
6.35%, 09/15/37	450	488,955
6.40%, 06/15/38	1,100	1,205,784
5.65%, 04/01/40	300	306,094
3.85%, 11/15/42	200	161,905
3.40%, 10/01/46	863	628,082
4.20%, 07/15/48	250	205,737
3.00%, 12/15/51	425	277,080
5.95%, 11/15/52	525	555,622
6.20%, 11/15/53	550	601,591
Duke Energy Indiana LLC
6.12%, 10/15/35	500	531,444
6.35%, 08/15/38	275	301,483
6.45%, 04/01/39	200	219,890
3.75%, 05/15/46	513	394,867
2.75%, 04/01/50	500	312,919
5.40%, 04/01/53	450	442,658
Series WWW, 4.90%, 07/15/43	163	151,594
Series YYY, 3.25%, 10/01/49	800	557,673
Duke Energy Ohio, Inc.
3.70%, 06/15/46	163	123,989
4.30%, 02/01/49	300	248,933
5.65%, 04/01/53	225	228,254
5.55%, 03/15/54	275	275,395
Duke Energy Progress LLC
6.30%, 04/01/38	300	326,404
4.10%, 05/15/42	922	774,788
4.10%, 03/15/43	863	720,953
4.38%, 03/30/44	326	282,093
4.15%, 12/01/44	413	344,307
4.20%, 08/15/45	963	803,756
3.70%, 10/15/46	238	180,702
3.60%, 09/15/47	829	619,132
2.50%, 08/15/50	413	249,329
2.90%, 08/15/51	576	371,142
4.00%, 04/01/52	300	238,000
5.35%, 03/15/53	500	490,729
El Paso Electric Co., 6.00%, 05/15/35	413	419,212
Emera U.S. Finance LP, 4.75%, 06/15/46	988	834,806
Entergy Arkansas LLC
4.20%, 04/01/49	425	348,690
2.65%, 06/15/51	975	595,049
3.35%, 06/15/52	338	237,807
5.75%, 06/01/54	450	464,184
Entergy Corp., 3.75%, 06/15/50	514	378,094
Entergy Louisiana LLC
3.10%, 06/15/41	425	312,714
4.95%, 01/15/45	350	319,051
4.20%, 09/01/48	913	752,558
4.20%, 04/01/50	829	676,670
2.90%, 03/15/51	543	344,735
4.75%, 09/15/52	500	443,411
5.70%, 03/15/54	675	690,861
Entergy Mississippi LLC
3.85%, 06/01/49	413	317,979
3.50%, 06/01/51	325	229,339
5.85%, 06/01/54	275	284,866
Entergy Texas, Inc.
4.50%, 03/30/39	425	383,901
3.55%, 09/30/49	405	295,750
Security	Par (000)	Value
Electric Utilities (continued)
Entergy Texas, Inc. (continued)
5.00%, 09/15/52	$200	$ 184,212
5.80%, 09/01/53	325	333,947
5.55%, 09/15/54	325	323,295
Evergy Kansas Central, Inc.
4.13%, 03/01/42	575	480,628
4.10%, 04/01/43	350	287,322
4.25%, 12/01/45	211	175,133
3.25%, 09/01/49	413	285,044
3.45%, 04/15/50	413	294,676
5.70%, 03/15/53	345	348,506
Evergy Metro, Inc.
5.30%, 10/01/41(a)	340	331,490
4.20%, 06/15/47	250	202,789
4.20%, 03/15/48	250	204,579
Series 2019, 4.13%, 04/01/49	550	441,510
Eversource Energy, 3.45%, 01/15/50	629	448,007
Exelon Corp.
4.95%, 06/15/35	300	290,286
5.63%, 06/15/35	325	334,100
5.10%, 06/15/45	763	712,631
4.45%, 04/15/46	800	681,983
4.70%, 04/15/50	738	646,187
4.10%, 03/15/52	959	761,840
5.60%, 03/15/53	1,025	1,017,262
FirstEnergy Corp.
Series C, 4.85%, 07/15/47	750	659,620
Series C, 3.40%, 03/01/50	950	666,501
FirstEnergy Transmission LLC, 5.00%, 01/15/35(b)	180	176,422
Florida Power & Light Co.
4.95%, 06/01/35	830	823,750
5.95%, 02/01/38	800	849,556
5.96%, 04/01/39	250	266,249
5.69%, 03/01/40(a)	413	429,905
5.25%, 02/01/41	413	408,442
4.13%, 02/01/42	413	355,307
4.05%, 06/01/42	700	594,932
3.80%, 12/15/42	400	325,445
4.05%, 10/01/44	620	520,673
3.70%, 12/01/47	829	641,231
3.95%, 03/01/48	963	782,025
4.13%, 06/01/48	413	344,926
3.99%, 03/01/49	513	416,174
3.15%, 10/01/49	733	512,287
2.88%, 12/04/51	1,200	786,523
5.30%, 04/01/53(a)	695	686,284
5.60%, 06/15/54	845	871,469
Georgia Power Co.
4.30%, 03/15/42	1,229	1,072,080
4.30%, 03/15/43	340	290,780
5.13%, 05/15/52(a)	1,030	987,382
Series 2010-C, 4.75%, 09/01/40	150	140,264
Series A, 3.25%, 03/15/51	775	541,154
Series B, 3.70%, 01/30/50	829	629,340
Iberdrola International BV, 6.75%, 07/15/36	300	337,518
Idaho Power Co.
5.50%, 03/15/53	220	216,390
5.80%, 04/01/54	521	536,120
Series K, 4.20%, 03/01/48	400	326,649
Indiana Michigan Power Co.
6.05%, 03/15/37	513	539,713
4.25%, 08/15/48	263	214,318
3.25%, 05/01/51	400	273,418
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Indiana Michigan Power Co. (continued)
5.63%, 04/01/53	$305	$ 310,278
Series K, 4.55%, 03/15/46	346	297,943
Series L, 3.75%, 07/01/47	829	625,050
Interstate Power and Light Co.
6.25%, 07/15/39	260	276,653
3.70%, 09/15/46	363	278,687
3.50%, 09/30/49	477	345,380
3.10%, 11/30/51(a)	355	234,657
5.45%, 09/30/54(a)	400	397,949
ITC Holdings Corp., 5.30%, 07/01/43	200	185,432
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	633	594,393
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	200	196,126
Kentucky Utilities Co.
5.13%, 11/01/40	850	821,315
4.38%, 10/01/45	829	703,142
3.30%, 06/01/50	775	541,766
Louisville Gas and Electric Co., 4.25%, 04/01/49	454	372,002
MidAmerican Energy Co.
5.80%, 10/15/36	300	316,377
4.80%, 09/15/43	213	195,860
4.40%, 10/15/44	829	721,963
4.25%, 05/01/46	325	275,579
3.95%, 08/01/47	400	320,736
3.65%, 08/01/48	413	317,800
4.25%, 07/15/49	943	797,652
3.15%, 04/15/50	613	428,211
2.70%, 08/01/52	425	267,817
5.85%, 09/15/54(a)	1,000	1,059,524
5.30%, 02/01/55	670	658,294
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	388	329,399
Series B, 3.10%, 07/30/51(a)	413	270,705
National Grid USA, 5.80%, 04/01/35(a)	300	303,957
National Rural Utilities Cooperative Finance Corp.
4.40%, 11/01/48	270	227,541
4.30%, 03/15/49	588	491,333
Nevada Power Co.
6.00%, 03/15/54	450	477,211
Series EE, 3.13%, 08/01/50	329	217,618
Series GG, 5.90%, 05/01/53	350	363,700
Series N, 6.65%, 04/01/36	600	656,237
NextEra Energy Capital Holdings, Inc.(a)
3.00%, 01/15/52	454	294,053
5.25%, 02/28/53	1,200	1,140,490
5.55%, 03/15/54	950	943,540
Northern States Power Co.
6.20%, 07/01/37	400	433,519
5.35%, 11/01/39	350	350,735
3.40%, 08/15/42	205	160,347
4.13%, 05/15/44	250	210,275
4.00%, 08/15/45	250	204,511
3.60%, 05/15/46	500	385,465
3.60%, 09/15/47	953	725,820
2.90%, 03/01/50	391	261,076
2.60%, 06/01/51	700	434,074
3.20%, 04/01/52	195	136,278
4.50%, 06/01/52	626	549,980
5.10%, 05/15/53(a)	850	819,506
5.40%, 03/15/54	720	724,965
5.65%, 06/15/54	275	285,438
Security	Par (000)	Value
Electric Utilities (continued)
NorthWestern Corp., 4.18%, 11/15/44	$350	$ 287,163
NSTAR Electric Co.
5.50%, 03/15/40	100	100,030
4.40%, 03/01/44(a)	250	217,883
3.10%, 06/01/51(a)	250	168,668
4.55%, 06/01/52	381	333,480
4.95%, 09/15/52	425	396,857
Oglethorpe Power Corp.
5.95%, 11/01/39	350	362,683
5.38%, 11/01/40	300	288,209
4.50%, 04/01/47	479	402,503
5.05%, 10/01/48	829	752,068
3.75%, 08/01/50	163	120,792
5.25%, 09/01/50	200	185,415
6.20%, 12/01/53	425	451,995
5.80%, 06/01/54(b)	200	202,578
Ohio Edison Co., 6.88%, 07/15/36(a)	300	337,456
Ohio Power Co.
4.15%, 04/01/48	1,004	799,452
Series R, 2.90%, 10/01/51	609	382,356
Oklahoma Gas and Electric Co.
4.15%, 04/01/47	450	364,806
3.85%, 08/15/47	150	116,181
5.60%, 04/01/53(a)	595	599,876
Oncor Electric Delivery Co. LLC
5.25%, 09/30/40(a)	163	160,641
4.55%, 12/01/41	350	314,950
5.30%, 06/01/42	295	289,845
3.75%, 04/01/45	563	445,277
3.80%, 09/30/47	404	314,972
4.10%, 11/15/48	413	339,800
3.80%, 06/01/49	429	333,625
3.10%, 09/15/49	909	623,686
3.70%, 05/15/50	470	356,966
2.70%, 11/15/51	626	387,066
4.60%, 06/01/52	500	434,936
4.95%, 09/15/52	1,050	975,992
5.35%, 10/01/52(a)	300	294,553
5.55%, 06/15/54(b)	700	708,552
Pacific Gas and Electric Co.
4.50%, 07/01/40	2,084	1,806,818
3.30%, 08/01/40	941	704,438
4.20%, 06/01/41	712	579,266
4.45%, 04/15/42	625	524,624
3.75%, 08/15/42	350	265,856
4.60%, 06/15/43(a)	475	403,056
4.75%, 02/15/44	613	527,182
4.30%, 03/15/45	476	383,596
4.25%, 03/15/46	425	337,971
4.00%, 12/01/46	510	385,937
3.95%, 12/01/47	905	678,549
4.95%, 07/01/50	3,171	2,783,027
3.50%, 08/01/50(a)	2,195	1,528,153
5.25%, 03/01/52	543	493,762
6.75%, 01/15/53	1,430	1,564,897
6.70%, 04/01/53	665	728,486
5.90%, 10/01/54(a)	750	750,851
PacifiCorp.
5.25%, 06/15/35	263	260,267
6.10%, 08/01/36	300	313,546
5.75%, 04/01/37	500	509,049
6.25%, 10/15/37(a)	700	744,135
6.35%, 07/15/38	243	258,022

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
PacifiCorp. (continued)
6.00%, 01/15/39	$525	$ 542,095
4.10%, 02/01/42	263	213,993
4.13%, 01/15/49	829	653,101
4.15%, 02/15/50	763	599,606
3.30%, 03/15/51	575	384,842
2.90%, 06/15/52	926	568,411
5.35%, 12/01/53	1,150	1,079,922
5.50%, 05/15/54	1,135	1,087,053
5.80%, 01/15/55(a)	1,550	1,549,684
PECO Energy Co.
5.95%, 10/01/36	260	276,239
4.15%, 10/01/44	275	232,273
3.70%, 09/15/47	300	230,351
3.90%, 03/01/48	829	663,389
3.00%, 09/15/49	126	85,341
2.80%, 06/15/50	125	80,598
3.05%, 03/15/51	132	88,823
2.85%, 09/15/51	243	157,091
4.60%, 05/15/52	300	266,553
4.38%, 08/15/52	400	344,273
5.25%, 09/15/54	655	642,218
Potomac Electric Power Co.
6.50%, 11/15/37	450	504,555
4.15%, 03/15/43	563	479,949
5.50%, 03/15/54	300	303,103
PPL Electric Utilities Corp.
6.25%, 05/15/39	250	271,350
4.75%, 07/15/43	163	149,834
4.15%, 10/01/45	300	253,141
3.95%, 06/01/47	400	323,877
4.15%, 06/15/48	500	418,173
3.00%, 10/01/49	110	74,763
5.25%, 05/15/53(a)	700	687,974
Progress Energy, Inc., 6.00%, 12/01/39	800	827,947
Public Service Co. of Colorado
6.50%, 08/01/38	200	221,273
3.60%, 09/15/42	463	362,646
3.80%, 06/15/47	829	634,133
4.10%, 06/15/48	300	242,657
4.05%, 09/15/49	829	653,761
5.25%, 04/01/53	850	813,480
5.75%, 05/15/54	650	673,664
Series 17, 744448BZ3, 6.25%, 09/01/37	300	323,252
Series 34, 3.20%, 03/01/50	450	309,463
Series 36, 2.70%, 01/15/51	660	407,990
Series 39, 4.50%, 06/01/52	500	429,078
Public Service Co. of New Hampshire
3.60%, 07/01/49	229	171,993
5.15%, 01/15/53	275	264,466
Public Service Co. of Oklahoma, Series K, 3.15%, 08/15/51(a)	130	85,679
Public Service Electric and Gas Co.
5.80%, 05/01/37	288	302,834
3.95%, 05/01/42	460	383,560
3.65%, 09/01/42	100	79,577
3.80%, 01/01/43(a)	435	354,681
3.80%, 03/01/46	636	505,307
3.60%, 12/01/47	250	190,297
4.05%, 05/01/48	375	308,143
3.85%, 05/01/49	413	327,549
3.20%, 08/01/49	400	282,914
3.15%, 01/01/50	429	300,952
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
2.70%, 05/01/50	$350	$ 223,633
2.05%, 08/01/50	300	167,663
3.00%, 03/01/51	829	557,706
5.13%, 03/15/53	415	404,315
5.45%, 08/01/53	300	304,036
5.45%, 03/01/54	450	455,593
5.30%, 08/01/54	550	549,461
Puget Sound Energy, Inc.
6.27%, 03/15/37	400	429,445
5.76%, 10/01/39	300	310,007
5.80%, 03/15/40	413	423,815
5.64%, 04/15/41	250	250,729
4.30%, 05/20/45	400	334,049
4.22%, 06/15/48	413	343,961
3.25%, 09/15/49	370	255,619
2.89%, 09/15/51	300	190,698
5.45%, 06/01/53	320	316,469
5.69%, 06/15/54	450	461,088
San Diego Gas & Electric Co.
6.00%, 06/01/39	400	425,801
4.50%, 08/15/40	500	456,754
4.15%, 05/15/48	529	433,555
3.70%, 03/15/52	400	300,197
5.35%, 04/01/53	895	873,920
5.55%, 04/15/54	450	452,823
Series RRR, 3.75%, 06/01/47	300	230,710
Series TTT, 4.10%, 06/15/49	700	565,141
Series UUU, 3.32%, 04/15/50	300	209,852
Series WWW, 2.95%, 08/15/51	600	399,597
Sempra
3.80%, 02/01/38	1,129	946,744
6.00%, 10/15/39	700	715,647
4.00%, 02/01/48	829	648,374
Sierra Pacific Power Co., 5.90%, 03/15/54	550	571,361
Southern California Edison Co.
5.63%, 02/01/36	300	306,204
6.05%, 03/15/39(a)	700	739,635
5.50%, 03/15/40	425	426,155
4.50%, 09/01/40	804	719,284
4.05%, 03/15/42	340	280,143
4.65%, 10/01/43	1,063	954,198
4.00%, 04/01/47	1,779	1,418,909
3.65%, 02/01/50	1,279	953,951
3.45%, 02/01/52(a)	605	429,009
5.70%, 03/01/53	465	469,183
5.88%, 12/01/53	620	641,753
5.75%, 04/15/54	450	458,869
Series 05-E, 5.35%, 07/15/35	300	302,289
Series 06-E, 5.55%, 01/15/37	325	330,852
Series 13-A, 3.90%, 03/15/43	282	226,119
Series 2004-G, 5.75%, 04/01/35	325	335,869
Series 2008-A, 5.95%, 02/01/38	463	485,236
Series 20A, 2.95%, 02/01/51	800	521,158
Series B, 4.88%, 03/01/49	563	513,966
Series C, 3.60%, 02/01/45	238	179,472
Series C, 4.13%, 03/01/48	1,279	1,037,827
Series E, 5.45%, 06/01/52	268	262,831
Series H, 3.65%, 06/01/51	629	460,058
Southern Co.
4.85%, 03/15/35	540	524,980
4.25%, 07/01/36	575	525,752
4.40%, 07/01/46	1,920	1,629,598
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern Power Co.
5.15%, 09/15/41(a)	$725	$ 692,909
5.25%, 07/15/43	413	394,535
Series F, 4.95%, 12/15/46	354	316,807
Southwestern Electric Power Co.
6.20%, 03/15/40	300	316,230
3.25%, 11/01/51	679	449,781
Series F, 3.90%, 04/01/45	340	261,418
Series L, 3.85%, 02/01/48	413	308,815
Southwestern Public Service Co.
4.50%, 08/15/41	300	264,886
3.40%, 08/15/46(a)	150	106,977
3.70%, 08/15/47	413	307,133
3.75%, 06/15/49(a)	429	322,508
6.00%, 06/01/54	500	522,110
Series 8, 3.15%, 05/01/50	454	302,711
Tampa Electric Co.
4.10%, 06/15/42	113	94,840
4.35%, 05/15/44	300	254,818
4.30%, 06/15/48	329	270,867
4.45%, 06/15/49	761	640,081
3.63%, 06/15/50	300	219,804
3.45%, 03/15/51	100	70,507
5.00%, 07/15/52(a)	175	160,000
Toledo Edison Co., 6.15%, 05/15/37	276	296,304
Tucson Electric Power Co.
4.85%, 12/01/48	163	146,670
4.00%, 06/15/50	500	393,018
3.25%, 05/01/51(a)	130	88,048
5.50%, 04/15/53	250	245,669
Union Electric Co.
5.30%, 08/01/37(a)	300	303,872
8.45%, 03/15/39	300	389,516
3.90%, 09/15/42	340	279,731
3.65%, 04/15/45	335	259,810
4.00%, 04/01/48	454	365,955
3.25%, 10/01/49	413	289,490
2.63%, 03/15/51	525	325,070
3.90%, 04/01/52	629	496,351
5.45%, 03/15/53	450	448,197
5.25%, 01/15/54	350	339,639
5.13%, 03/15/55	450	430,031
Virginia Electric and Power Co.
6.35%, 11/30/37	550	594,084
8.88%, 11/15/38	950	1,255,352
4.00%, 01/15/43	638	525,111
4.45%, 02/15/44	538	472,144
4.60%, 12/01/48	724	630,984
3.30%, 12/01/49	509	359,629
2.45%, 12/15/50	1,066	626,632
2.95%, 11/15/51	1,013	656,321
5.45%, 04/01/53	735	728,597
5.70%, 08/15/53	650	665,597
5.35%, 01/15/54	575	561,772
5.55%, 08/15/54	480	483,365
Series A, 6.00%, 05/15/37	963	1,012,469
Series B, 6.00%, 01/15/36	829	875,621
Series B, 4.20%, 05/15/45	300	247,609
Series B, 3.80%, 09/15/47	663	510,912
Series C, 4.00%, 11/15/46	425	339,627
Series C, 4.63%, 05/15/52	529	462,224
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series D, 4.65%, 08/15/43	$413	$ 371,354
Wisconsin Electric Power Co.
5.70%, 12/01/36(a)	500	528,646
4.30%, 10/15/48	270	230,603
5.05%, 10/01/54	305	290,568
Wisconsin Power and Light Co., 6.38%, 08/15/37(a)	200	218,477
Wisconsin Public Service Corp.
3.67%, 12/01/42	100	78,779
4.75%, 11/01/44	400	366,372
3.30%, 09/01/49	516	366,364
2.85%, 12/01/51	453	291,814
Xcel Energy, Inc.
6.50%, 07/01/36(a)	650	706,327
3.50%, 12/01/49	530	373,404
		266,078,423
Electronic Equipment, Instruments & Components — 0.5%
ABB Finance USA, Inc., 4.38%, 05/08/42	825	745,519
Amphenol Corp.
5.00%, 01/15/35	350	347,760
5.38%, 11/15/54	125	123,907
Corning, Inc.
4.70%, 03/15/37	100	94,249
5.75%, 08/15/40(a)	350	355,994
4.75%, 03/15/42	550	500,201
5.35%, 11/15/48	620	599,620
3.90%, 11/15/49	413	321,847
4.38%, 11/15/57	695	561,081
5.85%, 11/15/68	296	295,100
5.45%, 11/15/79	1,063	992,904
Emerson Electric Co.
5.25%, 11/15/39	250	251,903
2.75%, 10/15/50	629	409,786
2.80%, 12/21/51	1,132	731,223
Fortive Corp., 4.30%, 06/15/46	675	561,848
Honeywell International, Inc.
5.00%, 03/01/35	1,650	1,657,500
5.70%, 03/15/36	450	479,484
5.70%, 03/15/37	400	423,150
5.38%, 03/01/41	400	406,233
3.81%, 11/21/47	413	331,051
2.80%, 06/01/50	759	508,391
5.25%, 03/01/54	1,875	1,863,328
5.35%, 03/01/64	625	622,475
Tyco Electronics Group SA, 7.13%, 10/01/37	325	377,629
		13,562,183
Energy Equipment & Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,301	1,256,446
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc., 4.08%, 12/15/47	1,243	1,005,190
Halliburton Co.
4.85%, 11/15/35	1,179	1,132,771
6.70%, 09/15/38	400	440,864
7.45%, 09/15/39	930	1,097,964
4.50%, 11/15/41	450	394,496
4.75%, 08/01/43	836	744,019
5.00%, 11/15/45	1,909	1,740,775
		7,812,525

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/42	$4,050	$ 3,235,883
5.14%, 03/15/52	6,214	4,679,741
5.39%, 03/15/62	2,450	1,833,760
		9,749,384
Environmental, Maintenance & Security Service — 0.3%
Nature Conservancy, Series A, 3.96%, 03/01/52	291	239,607
Republic Services, Inc.
6.20%, 03/01/40	400	432,642
5.70%, 05/15/41	700	713,028
3.05%, 03/01/50(a)	250	170,796
Waste Connections, Inc.
3.05%, 04/01/50	604	406,558
2.95%, 01/15/52	725	472,602
Waste Management, Inc.
03/15/35(e)	1,850	1,840,619
2.95%, 06/01/41	570	424,184
4.10%, 03/01/45	530	447,477
4.15%, 07/15/49(a)	663	557,944
2.50%, 11/15/50	450	274,330
10/15/54(e)	1,555	1,555,559
		7,535,346
Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,475	1,180,980
CME Group, Inc.
5.30%, 09/15/43	829	849,004
4.15%, 06/15/48	750	642,012
Intercontinental Exchange, Inc.
2.65%, 09/15/40	1,279	914,163
4.25%, 09/21/48(a)	1,363	1,151,372
3.00%, 06/15/50	1,259	840,503
4.95%, 06/15/52(a)	1,521	1,431,735
3.00%, 09/15/60	1,685	1,050,400
5.20%, 06/15/62	1,025	988,586
Nasdaq, Inc.
2.50%, 12/21/40	300	204,139
3.25%, 04/28/50	430	295,001
3.95%, 03/07/52	2,250	1,715,948
5.95%, 08/15/53(a)	250	259,529
6.10%, 06/28/63	600	626,263
		12,149,635
Food Products — 1.6%
Archer-Daniels-Midland Co.
5.38%, 09/15/35(a)	700	718,379
4.54%, 03/26/42(a)	350	316,820
4.02%, 04/16/43(a)	59	49,851
3.75%, 09/15/47	354	271,488
4.50%, 03/15/49	829	724,595
2.70%, 09/15/51	600	378,142
Campbell Soup Co.
4.75%, 03/23/35	690	662,803
4.80%, 03/15/48	620	555,730
3.13%, 04/24/50(a)	390	262,874
5.25%, 10/13/54	200	190,106
Conagra Brands, Inc.
5.30%, 11/01/38	829	796,482
5.40%, 11/01/48	923	873,807
General Mills, Inc.
5.40%, 06/15/40	800	788,105
Security	Par (000)	Value
Food Products (continued)
General Mills, Inc. (continued)
4.70%, 04/17/48(a)	$400	$ 357,636
3.00%, 02/01/51(a)	646	426,597
Hershey Co.
3.38%, 08/15/46	275	206,162
3.13%, 11/15/49	413	286,115
2.65%, 06/01/50	300	188,719
Hormel Foods Corp., 3.05%, 06/03/51	413	281,158
Ingredion, Inc., 3.90%, 06/01/50	413	309,853
J.M. Smucker Co.
4.25%, 03/15/35	613	563,004
2.75%, 09/15/41	200	136,813
6.50%, 11/15/43	875	946,231
4.38%, 03/15/45	563	474,591
3.55%, 03/15/50(a)	330	236,140
6.50%, 11/15/53(a)	1,005	1,104,685
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,075	822,036
6.50%, 12/01/52	1,625	1,667,716
7.25%, 11/15/53(b)	700	784,616
Kellanova
4.50%, 04/01/46	478	416,636
5.75%, 05/16/54	275	284,624
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	400	397,395
Kraft Heinz Foods Co.
5.00%, 07/15/35(a)	671	663,039
6.88%, 01/26/39	813	914,521
4.63%, 10/01/39	338	307,161
6.50%, 02/09/40	421	460,048
5.00%, 06/04/42(a)	1,287	1,192,979
5.20%, 07/15/45	1,728	1,620,791
4.38%, 06/01/46	2,652	2,222,474
4.88%, 10/01/49	1,437	1,281,157
5.50%, 06/01/50	763	746,351
Kroger Co.
6.90%, 04/15/38	350	393,526
5.40%, 07/15/40	500	487,241
5.00%, 04/15/42	250	232,593
5.15%, 08/01/43	259	244,518
3.88%, 10/15/46	513	395,335
4.45%, 02/01/47	779	652,920
4.65%, 01/15/48	313	270,427
5.40%, 01/15/49(a)	713	690,006
3.95%, 01/15/50	725	559,532
5.50%, 09/15/54	1,940	1,885,360
5.65%, 09/15/64	1,495	1,451,881
McCormick & Co., Inc., 4.20%, 08/15/47	360	301,686
Mondelez International, Inc., 2.63%, 09/04/50	1,255	766,800
Sysco Corp.
5.38%, 09/21/35	350	353,087
6.60%, 04/01/40	350	382,118
4.85%, 10/01/45	397	355,863
4.50%, 04/01/46	428	362,705
4.45%, 03/15/48	413	346,113
3.30%, 02/15/50	400	280,646
6.60%, 04/01/50(a)	1,079	1,209,968
3.15%, 12/14/51	1,000	668,552
Tyson Foods, Inc.
5.15%, 08/15/44	588	541,812
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Tyson Foods, Inc. (continued)
4.55%, 06/02/47	$763	$ 638,836
5.10%, 09/28/48	1,368	1,242,869
		40,602,824
Gas Utilities — 0.8%
Atmos Energy Corp.
5.50%, 06/15/41	450	453,543
4.15%, 01/15/43	276	235,509
4.13%, 10/15/44	715	600,698
4.30%, 10/01/48(a)	588	501,337
4.13%, 03/15/49	415	339,970
3.38%, 09/15/49	570	413,905
2.85%, 02/15/52	650	414,018
5.75%, 10/15/52(a)	500	521,705
6.20%, 11/15/53(a)	550	608,343
5.00%, 12/15/54	600	560,121
CenterPoint Energy Resources Corp.
5.85%, 01/15/41(a)	163	166,856
4.10%, 09/01/47	605	481,863
NiSource, Inc.
5.95%, 06/15/41	319	327,992
5.25%, 02/15/43	551	531,418
4.80%, 02/15/44	763	687,542
5.65%, 02/01/45	678	679,704
4.38%, 05/15/47	1,038	873,250
3.95%, 03/30/48	775	613,507
5.00%, 06/15/52	450	412,539
ONE Gas, Inc.
4.66%, 02/01/44	563	503,721
4.50%, 11/01/48	350	300,882
Piedmont Natural Gas Co., Inc.
5.10%, 02/15/35	425	416,936
4.65%, 08/01/43	255	226,962
3.64%, 11/01/46	305	224,893
3.35%, 06/01/50(a)	404	278,705
5.05%, 05/15/52	325	295,763
Southern California Gas Co.
5.13%, 11/15/40	275	266,328
3.75%, 09/15/42	600	481,384
6.35%, 11/15/52(a)	425	474,282
5.75%, 06/01/53	520	534,642
5.60%, 04/01/54	400	404,267
Series UU, 4.13%, 06/01/48	413	335,736
Series VV, 4.30%, 01/15/49	654	547,970
Series WW, 3.95%, 02/15/50(a)	350	274,105
Southern Co. Gas Capital Corp.
5.88%, 03/15/41	625	650,306
4.40%, 06/01/43	536	460,123
3.95%, 10/01/46	620	486,817
4.40%, 05/30/47	450	372,728
Series 21A, 3.15%, 09/30/51	495	325,765
Southwest Gas Corp.
4.15%, 06/01/49	400	313,117
3.18%, 08/15/51	345	221,765
Spire Missouri, Inc., 3.30%, 06/01/51	400	275,049
Washington Gas Light Co.
3.65%, 09/15/49	413	306,411
Series K, 3.80%, 09/15/46	350	271,535
		18,674,012
Security	Par (000)	Value
Ground Transportation — 2.5%
Burlington Northern Santa Fe LLC
6.20%, 08/15/36	$250	$ 273,499
6.15%, 05/01/37	650	710,753
5.75%, 05/01/40	750	786,805
5.05%, 03/01/41	450	436,525
5.40%, 06/01/41	500	502,786
4.95%, 09/15/41	250	238,338
4.40%, 03/15/42	447	399,481
4.38%, 09/01/42	613	545,242
4.45%, 03/15/43	930	831,550
5.15%, 09/01/43	713	703,262
4.90%, 04/01/44	1,013	953,321
4.55%, 09/01/44	813	730,638
4.15%, 04/01/45	1,013	857,884
4.70%, 09/01/45	538	489,457
3.90%, 08/01/46	809	653,620
4.13%, 06/15/47	763	638,006
4.05%, 06/15/48	829	686,588
4.15%, 12/15/48	913	762,441
3.55%, 02/15/50	931	702,522
3.05%, 02/15/51	529	359,795
3.30%, 09/15/51	1,029	733,589
2.88%, 06/15/52	575	372,761
4.45%, 01/15/53(a)	1,000	874,306
5.20%, 04/15/54(a)	1,710	1,678,212
5.50%, 03/15/55	1,260	1,285,544
Canadian National Railway Co.
6.20%, 06/01/36	450	492,792
6.38%, 11/15/37(a)	250	278,563
3.20%, 08/02/46	585	426,054
3.65%, 02/03/48	593	463,439
4.45%, 01/20/49	500	441,240
2.45%, 05/01/50	724	441,316
4.40%, 08/05/52	793	693,471
6.13%, 11/01/53	310	350,296
Canadian Pacific Railway Co.
4.80%, 09/15/35	513	498,966
5.95%, 05/15/37	500	524,797
3.00%, 12/02/41	992	736,731
4.30%, 05/15/43	400	345,887
4.80%, 08/01/45	569	517,616
4.95%, 08/15/45	450	417,225
4.70%, 05/01/48	513	459,674
3.50%, 05/01/50	538	396,588
3.10%, 12/02/51	1,942	1,314,202
4.20%, 11/15/69	377	289,393
6.13%, 09/15/2115	913	950,516
CSX Corp.
6.00%, 10/01/36	375	401,923
6.15%, 05/01/37	650	704,254
6.22%, 04/30/40	550	600,664
5.50%, 04/15/41	550	558,173
4.75%, 05/30/42	1,011	935,557
4.10%, 03/15/44	750	632,605
3.80%, 11/01/46	750	592,581
4.30%, 03/01/48	995	847,522
4.75%, 11/15/48	525	477,494
4.50%, 03/15/49	429	376,974
3.35%, 09/15/49	590	425,316
3.80%, 04/15/50	554	434,300
3.95%, 05/01/50	571	460,215
2.50%, 05/15/51	475	288,019

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
CSX Corp. (continued)
4.50%, 11/15/52	$875	$ 765,441
4.50%, 08/01/54	413	360,571
4.90%, 03/15/55	510	472,372
4.25%, 11/01/66	913	722,341
4.65%, 03/01/68	413	351,232
Norfolk Southern Corp.
4.84%, 10/01/41	600	561,032
3.95%, 10/01/42	626	518,912
4.45%, 06/15/45	563	490,721
4.65%, 01/15/46	525	467,528
3.94%, 11/01/47	745	592,255
4.15%, 02/28/48	713	589,755
4.10%, 05/15/49	400	324,318
3.40%, 11/01/49	476	342,982
3.05%, 05/15/50	875	585,225
2.90%, 08/25/51	626	401,249
4.05%, 08/15/52(a)	829	660,343
3.70%, 03/15/53	272	203,074
4.55%, 06/01/53	675	583,284
5.35%, 08/01/54(a)	1,100	1,081,163
3.16%, 05/15/55	854	560,135
5.95%, 03/15/64	625	661,134
4.10%, 05/15/2121	779	558,959
Union Pacific Corp.
3.38%, 02/01/35(a)	438	384,641
2.89%, 04/06/36(a)	725	594,753
3.60%, 09/15/37	461	394,977
3.55%, 08/15/39	500	415,125
3.20%, 05/20/41	950	732,523
3.38%, 02/14/42	493	386,248
4.05%, 11/15/45(a)	238	197,329
4.05%, 03/01/46	516	428,268
3.35%, 08/15/46	275	202,686
4.00%, 04/15/47	500	407,314
4.50%, 09/10/48	413	364,950
4.30%, 03/01/49	600	513,288
3.25%, 02/05/50	1,711	1,219,686
3.80%, 10/01/51	1,013	790,198
2.95%, 03/10/52	786	521,423
4.95%, 09/09/52	575	546,978
3.50%, 02/14/53	1,316	968,578
4.95%, 05/15/53(a)	625	593,537
3.88%, 02/01/55	400	311,819
3.95%, 08/15/59	645	496,127
3.84%, 03/20/60	1,876	1,406,725
3.55%, 05/20/61	477	336,173
2.97%, 09/16/62	1,200	728,285
5.15%, 01/20/63	300	285,726
4.10%, 09/15/67	400	308,318
3.75%, 02/05/70(a)	675	479,027
3.80%, 04/06/71	1,159	832,901
3.85%, 02/14/72	451	328,924
		62,011,841
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,566	1,537,797
6.15%, 11/30/37	500	552,968
6.00%, 04/01/39	500	547,480
5.30%, 05/27/40	863	885,864
4.75%, 04/15/43(a)	563	540,655
4.90%, 11/30/46	3,125	3,018,974
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc.
3.50%, 08/15/46(a)	$438	$ 312,637
3.13%, 12/01/51	946	608,999
Boston Scientific Corp.
6.50%, 11/15/35	240	266,411
4.55%, 03/01/39	565	524,583
7.38%, 01/15/40	250	297,138
4.70%, 03/01/49(a)	764	701,984
Danaher Corp.
4.38%, 09/15/45	375	331,315
2.60%, 10/01/50(a)	1,038	653,942
2.80%, 12/10/51(a)	1,060	685,413
DH Europe Finance II SARL
3.25%, 11/15/39(a)	954	757,987
3.40%, 11/15/49	958	703,298
GE HealthCare Technologies, Inc., 6.38%, 11/22/52	1,015	1,128,968
Koninklijke Philips NV
6.88%, 03/11/38	674	752,490
5.00%, 03/15/42	513	473,376
Medtronic, Inc.
4.38%, 03/15/35	1,938	1,855,984
4.63%, 03/15/45	1,950	1,779,983
Revvity, Inc., 3.63%, 03/15/51	300	212,915
Solventum Corp.(b)
5.90%, 04/30/54(a)	1,225	1,227,380
6.00%, 05/15/64	525	526,120
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	500	365,908
Stryker Corp.
4.10%, 04/01/43	425	355,825
4.38%, 05/15/44	625	539,870
4.63%, 03/15/46	836	746,704
2.90%, 06/15/50	638	425,075
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	1,177	851,976
5.40%, 08/10/43(a)	735	744,946
5.30%, 02/01/44(a)	400	397,683
4.10%, 08/15/47	663	557,956
Zimmer Biomet Holdings, Inc.
5.75%, 11/30/39	250	251,562
4.45%, 08/15/45(a)	688	587,189
		26,709,355
Health Care Providers & Services — 5.2%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51(a)	66	43,058
Adventist Health System, 3.63%, 03/01/49	227	164,425
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	27	23,115
3.39%, 10/15/49	1,585	1,177,296
Series 2020, 3.01%, 06/15/50	198	135,508
Aetna, Inc.
6.63%, 06/15/36	700	756,786
6.75%, 12/15/37	500	542,900
4.50%, 05/15/42	253	213,608
4.13%, 11/15/42	400	317,972
4.75%, 03/15/44	849	725,100
3.88%, 08/15/47	944	697,305
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51	961	623,460
Allina Health System
Series 2019, 3.89%, 04/15/49	142	111,926
Series 2021, 2.90%, 11/15/51	250	169,346
Ascension Health
3.95%, 11/15/46	1,243	1,030,820
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Ascension Health (continued)
Series B, 3.11%, 11/15/39	$1,500	$ 1,178,827
Banner Health
2.91%, 01/01/42	1,140	836,843
2.91%, 01/01/51(a)	231	154,572
Series 2020, 3.18%, 01/01/50(a)	118	83,456
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	438	350,914
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	2,496	1,656,428
Bon Secours Mercy Health, Inc., Series 2020-2002, 3.21%, 06/01/50(a)	110	75,983
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50	145	101,993
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47(a)	130	110,742
Children’s Hospital Medical Center, 4.27%, 05/15/44	1,000	867,008
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	93	60,414
Cigna Group
4.80%, 08/15/38	2,104	1,948,285
3.20%, 03/15/40	829	622,292
6.13%, 11/15/41	350	368,008
4.80%, 07/15/46	1,361	1,196,926
3.88%, 10/15/47	895	677,246
4.90%, 12/15/48	2,993	2,653,113
3.40%, 03/15/50	1,204	828,576
3.40%, 03/15/51	1,561	1,066,900
5.60%, 02/15/54	1,475	1,437,319
City of Hope, Series 2013, 5.62%, 11/15/43(a)	610	594,839
Cleveland Clinic Foundation, 4.86%, 01/01/2114(a)	250	223,197
CommonSpirit Health
5.32%, 12/01/34	405	406,847
4.35%, 11/01/42	300	257,321
3.82%, 10/01/49	1,437	1,109,707
4.19%, 10/01/49	1,761	1,441,149
6.46%, 11/01/52	343	380,927
5.55%, 12/01/54	705	701,878
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	225	149,433
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	1,000	753,117
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	1,000	725,668
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	664	522,595
Dignity Health, 5.27%, 11/01/64	151	140,560
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	862	700,304
Elevance Health, Inc.
5.95%, 12/15/34(a)	350	368,315
5.20%, 02/15/35	1,135	1,131,304
5.85%, 01/15/36	100	103,953
6.38%, 06/15/37	350	379,902
4.63%, 05/15/42	775	684,096
4.65%, 01/15/43	859	762,321
5.10%, 01/15/44	745	694,534
4.65%, 08/15/44	888	781,629
4.38%, 12/01/47	1,479	1,225,603
4.55%, 03/01/48	820	698,043
3.70%, 09/15/49	800	591,619
3.13%, 05/15/50(a)	999	665,550
3.60%, 03/15/51	1,220	883,388
Security	Par (000)	Value
Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
4.55%, 05/15/52	$679	$ 570,674
6.10%, 10/15/52	610	639,934
5.13%, 02/15/53	1,000	921,719
5.65%, 06/15/54	1,140	1,132,072
5.70%, 02/15/55	1,275	1,282,269
5.85%, 11/01/64	1,350	1,364,095
Franciscan Missionaries of Our Lady Health System, Inc., Series B, 3.91%, 07/01/49	250	196,260
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	326	311,695
Hackensack Meridian Health, Inc.
4.50%, 07/01/57	1,000	867,597
Series 2020, 2.68%, 09/01/41	126	88,975
Series 2020, 2.88%, 09/01/50	657	429,908
Hartford HealthCare Corp., 3.45%, 07/01/54	113	84,362
HCA, Inc.
5.13%, 06/15/39	679	638,778
4.38%, 03/15/42	500	418,034
5.50%, 06/15/47	1,479	1,401,804
5.25%, 06/15/49	1,856	1,681,000
3.50%, 07/15/51	1,545	1,048,569
4.63%, 03/15/52	1,906	1,564,253
5.90%, 06/01/53	985	973,307
6.00%, 04/01/54	1,440	1,446,782
5.95%, 09/15/54	1,305	1,302,237
6.10%, 04/01/64	900	895,710
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	1,127	887,116
Humana, Inc.
4.63%, 12/01/42	379	321,411
4.95%, 10/01/44	838	731,652
4.80%, 03/15/47	480	406,813
3.95%, 08/15/49	450	334,129
5.50%, 03/15/53	750	696,415
5.75%, 04/15/54(a)	1,025	985,714
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51	1,413	932,946
Inova Health System Foundation, 4.07%, 05/15/52(a)	25	20,804
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	122	91,040
Johns Hopkins Health System Corp., 3.84%, 05/15/46	1,113	904,186
Kaiser Foundation Hospitals
4.15%, 05/01/47	919	779,876
Series 2019, 3.27%, 11/01/49	243	175,416
Series 2021, 2.81%, 06/01/41	1,430	1,044,730
Series 2021, 3.00%, 06/01/51	3,055	2,078,767
Laboratory Corp. of America Holdings, 4.70%, 02/01/45(a)	971	855,297
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	600	478,329
Series 2020, 3.19%, 07/01/49	913	648,705
Series 2020, 3.34%, 07/01/60	329	224,971
Mayo Clinic
Series 2016, 4.13%, 11/15/52	225	190,315
Series 2021, 3.20%, 11/15/61	1,801	1,206,328
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	250	217,283
MedStar Health, Inc., Series 20 A, 3.63%, 08/15/49	225	167,881
Memorial Health Services, 3.45%, 11/01/49	323	243,725
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130	126,267

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Memorial Sloan-Kettering Cancer Center (continued)
4.13%, 07/01/52(a)	$130	$ 109,650
Series 2020, 2.96%, 01/01/50	1,505	1,032,998
Methodist Hospital, Series 20A, 2.71%, 12/01/50	942	610,415
Montefiore Obligated Group, 4.29%, 09/01/50	300	226,453
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	103	78,608
Mount Sinai Hospital
Series 2017, 3.98%, 07/01/48(a)	1,500	1,105,046
Series 2019, 3.74%, 07/01/49	225	148,923
Series 2020, 3.39%, 07/01/50(a)	120	71,654
MultiCare Health System, 2.80%, 08/15/50	200	120,563
MyMichigan Health, Series 2020, 3.41%, 06/01/50	250	182,485
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52(a)	25	23,010
New York and Presbyterian Hospital
2.26%, 08/01/40(a)	413	284,850
4.02%, 08/01/45	97	81,900
2.61%, 08/01/60(a)	413	238,194
Series 2019, 3.95%, 08/01/2119	270	193,937
Northwell Healthcare, Inc.
3.98%, 11/01/46	130	102,224
3.81%, 11/01/49(a)	1,544	1,170,902
Novant Health, Inc.
2.64%, 11/01/36	66	51,097
3.17%, 11/01/51(a)	1,458	1,000,221
3.32%, 11/01/61	141	93,781
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	275	171,967
NYU Langone Hospitals
4.78%, 07/01/44	200	186,021
4.37%, 07/01/47(a)	645	568,975
Series 13-A, 5.75%, 07/01/43	500	523,624
Series 2020, 3.38%, 07/01/55	500	351,713
OhioHealth Corp., 2.83%, 11/15/41	272	193,516
Orlando Health Obligated Group, 3.33%, 10/01/50(a)	125	91,602
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	250	223,198
Series 2020, 3.22%, 11/15/50	66	43,779
Piedmont Healthcare, Inc.
2.86%, 01/01/52	275	178,628
Series 2042, 2.72%, 01/01/42	106	75,063
Presbyterian Healthcare Services, 4.88%, 08/01/52	108	102,358
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	1,999	1,206,083
Queen’s Health Systems, 4.81%, 07/01/52	60	56,265
Quest Diagnostics, Inc.
5.00%, 12/15/34	500	489,973
4.70%, 03/30/45	363	324,475
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	157	110,163
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	113	72,940
Sentara Health, Series 2021, 2.93%, 11/01/51	63	41,975
Stanford Health Care
3.03%, 08/15/51	579	396,386
Series 2018, 3.80%, 11/15/48	500	403,624
Summa Health, 3.51%, 11/15/51	130	95,740
Sutter Health
5.55%, 08/15/53(a)	915	951,314
Series 2018, 4.09%, 08/15/48	27	22,531
Security	Par (000)	Value
Health Care Providers & Services (continued)
Sutter Health (continued)
Series 20A, 3.16%, 08/15/40	$115	$ 88,583
Series 20A, 3.36%, 08/15/50	800	583,360
Texas Health Resources
2.33%, 11/15/50	382	226,317
4.33%, 11/15/55	125	108,483
Trinity Health Corp.
4.13%, 12/01/45	1,500	1,266,188
Series 2019, 3.43%, 12/01/48(a)	64	51,804
Series 2021, 2.63%, 12/01/40(a)	29	20,741
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	212	200,125
UnitedHealth Group, Inc.
4.63%, 07/15/35	708	686,622
5.80%, 03/15/36	1,000	1,053,040
6.50%, 06/15/37(a)	500	555,168
6.63%, 11/15/37	800	901,665
6.88%, 02/15/38	926	1,071,975
3.50%, 08/15/39	1,384	1,134,133
2.75%, 05/15/40	1,175	850,914
5.95%, 02/15/41	26	27,393
3.05%, 05/15/41	1,639	1,223,614
4.63%, 11/15/41	496	455,564
4.38%, 03/15/42	650	576,702
3.95%, 10/15/42	597	496,533
4.25%, 03/15/43	663	580,531
5.50%, 07/15/44	1,500	1,512,975
4.75%, 07/15/45	1,843	1,691,374
4.20%, 01/15/47	620	521,010
4.25%, 04/15/47	829	693,631
3.75%, 10/15/47	863	667,312
4.25%, 06/15/48	1,410	1,180,611
4.45%, 12/15/48	1,579	1,358,713
3.70%, 08/15/49	1,243	946,567
2.90%, 05/15/50	1,319	865,331
3.25%, 05/15/51	1,858	1,295,765
4.75%, 05/15/52	2,000	1,805,131
5.88%, 02/15/53	2,100	2,196,492
5.05%, 04/15/53	1,800	1,689,907
5.38%, 04/15/54(a)	1,800	1,761,948
5.63%, 07/15/54	2,800	2,850,863
3.88%, 08/15/59	1,279	950,238
3.13%, 05/15/60	1,150	725,745
4.95%, 05/15/62	1,000	905,938
6.05%, 02/15/63	1,425	1,509,997
5.20%, 04/15/63	1,805	1,688,133
5.50%, 04/15/64	1,000	983,049
5.75%, 07/15/64	1,750	1,783,152
UPMC, 5.38%, 05/15/43	500	496,310
WakeMed, Series A, 3.29%, 10/01/52	159	113,955
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48(a)	528	488,924
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	57	34,900
		130,782,669
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35(a)	510	488,227
5.25%, 05/15/36	265	260,957
4.85%, 04/15/49	213	188,366
4.00%, 02/01/50	529	406,115
3.00%, 05/18/51(a)	830	527,433
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Alexandria Real Estate Equities, Inc. (continued)
3.55%, 03/15/52(a)	$930	$ 650,591
5.15%, 04/15/53	545	499,584
5.63%, 05/15/54(a)	850	837,597
Healthpeak OP LLC, 6.75%, 02/01/41	250	274,815
Ventas Realty LP
5.00%, 01/15/35(a)	450	435,271
5.70%, 09/30/43	550	544,023
4.38%, 02/01/45	200	166,981
4.88%, 04/15/49	300	267,348
Welltower OP LLC
6.50%, 03/15/41	350	384,940
4.95%, 09/01/48	450	417,783
		6,350,031
Hotels, Restaurants & Leisure — 0.6%
Darden Restaurants, Inc., 4.55%, 02/15/48	263	215,557
Marriott International, Inc., 5.35%, 03/15/35	350	348,243
McDonald’s Corp.
4.70%, 12/09/35	721	698,720
6.30%, 10/15/37	875	955,965
6.30%, 03/01/38	829	906,540
5.70%, 02/01/39	300	311,926
4.88%, 07/15/40	125	119,475
3.70%, 02/15/42	826	659,672
3.63%, 05/01/43	175	137,538
4.60%, 05/26/45	579	513,460
4.88%, 12/09/45	1,679	1,545,019
4.45%, 03/01/47	1,113	962,012
4.45%, 09/01/48	675	579,800
3.63%, 09/01/49	1,799	1,337,902
4.20%, 04/01/50	822	671,252
5.15%, 09/09/52	700	661,263
5.45%, 08/14/53	740	729,117
Starbucks Corp.
3.75%, 12/01/47	929	702,353
4.50%, 11/15/48	855	733,182
4.45%, 08/15/49	875	739,037
3.35%, 03/12/50	754	524,355
3.50%, 11/15/50(a)	1,035	745,058
		14,797,446
Household Durables — 0.1%
Leggett & Platt, Inc., 3.50%, 11/15/51	550	355,826
MDC Holdings, Inc.(a)
6.00%, 01/15/43	529	541,603
3.97%, 08/06/61	300	237,295
PulteGroup, Inc., 6.00%, 02/15/35(a)	300	313,814
Whirlpool Corp.(a)
4.50%, 06/01/46	688	554,518
4.60%, 05/15/50	446	357,749
		2,360,805
Household Products — 0.1%
Church & Dwight Co., Inc.
3.95%, 08/01/47	370	293,978
5.00%, 06/15/52	600	565,888
Kimberly-Clark Corp.
6.63%, 08/01/37	600	688,322
5.30%, 03/01/41(a)	413	414,283
3.20%, 07/30/46	411	297,524
Security	Par (000)	Value
Household Products (continued)
Kimberly-Clark Corp. (continued)
3.90%, 05/04/47	$620	$ 500,811
2.88%, 02/07/50	660	447,716
		3,208,522
Industrial Conglomerates — 0.4%
3M Co.
5.70%, 03/15/37	600	634,632
3.88%, 06/15/44	200	162,723
3.13%, 09/19/46(a)	363	258,448
3.63%, 10/15/47	600	452,630
4.00%, 09/14/48(a)	1,079	898,545
3.25%, 08/26/49	1,005	711,383
3.70%, 04/15/50	638	490,655
Eaton Corp.
4.15%, 11/02/42	913	789,544
3.92%, 09/15/47	250	201,069
4.70%, 08/23/52	900	826,315
Illinois Tool Works, Inc.
4.88%, 09/15/41	569	545,751
3.90%, 09/01/42	1,275	1,070,274
Parker-Hannifin Corp.
4.20%, 11/21/34	263	246,892
6.25%, 05/15/38	295	320,543
4.45%, 11/21/44	525	461,246
4.10%, 03/01/47	613	501,430
4.00%, 06/14/49(a)	663	540,919
		9,112,999
Insurance — 3.7%
Aflac, Inc.
4.00%, 10/15/46	515	414,352
4.75%, 01/15/49	493	441,731
Alleghany Corp.
4.90%, 09/15/44	250	233,283
3.25%, 08/15/51	504	348,934
Allstate Corp.
5.55%, 05/09/35	450	460,808
5.95%, 04/01/36	350	373,345
4.50%, 06/15/43	497	434,546
4.20%, 12/15/46	829	684,311
3.85%, 08/10/49	559	431,131
(3-mo. LIBOR US + 2.12%), 6.50%, 05/15/67(c)	425	440,498
American Financial Group, Inc., 4.50%, 06/15/47	745	631,658
American International Group, Inc.
3.88%, 01/15/35	500	447,798
6.25%, 05/01/36	650	695,472
4.50%, 07/16/44	800	697,988
4.80%, 07/10/45	695	629,152
4.75%, 04/01/48(a)	929	839,144
4.38%, 06/30/50(a)	988	837,769
Aon Corp., 6.25%, 09/30/40	155	164,558
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	700	442,048
3.90%, 02/28/52	939	717,482
Aon Global Ltd.
4.60%, 06/14/44	588	515,247
4.75%, 05/15/45	663	590,501
Aon North America, Inc., 5.75%, 03/01/54	2,070	2,096,335
Arch Capital Finance LLC, 5.03%, 12/15/46	600	546,623
Arch Capital Group Ltd., 3.64%, 06/30/50	1,029	756,006
Arch Capital Group U.S., Inc., 5.14%, 11/01/43	259	241,631

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co.
3.50%, 05/20/51	$763	$ 536,470
3.05%, 03/09/52	300	189,464
5.75%, 03/02/53	494	492,850
6.75%, 02/15/54	685	775,538
5.75%, 07/15/54	505	507,704
Assured Guaranty U.S. Holdings, Inc., 3.60%, 09/15/51(a)	400	282,138
Athene Holding Ltd.
3.95%, 05/25/51	394	289,735
3.45%, 05/15/52	450	297,133
6.25%, 04/01/54	1,025	1,052,037
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	700	752,200
4.40%, 05/15/42	676	623,871
4.30%, 05/15/43(a)	563	502,353
4.20%, 08/15/48	2,309	1,987,064
4.25%, 01/15/49	2,129	1,856,682
2.85%, 10/15/50	1,804	1,180,183
2.50%, 01/15/51	628	385,450
3.85%, 03/15/52	2,642	2,086,928
Berkshire Hathaway, Inc., 4.50%, 02/11/43	911	852,257
Brighthouse Financial, Inc.
4.70%, 06/22/47	685	542,684
3.85%, 12/22/51	350	235,300
Brown & Brown, Inc., 4.95%, 03/17/52	570	497,804
Chubb Corp.
6.00%, 05/11/37	950	1,020,469
Series 1, 6.50%, 05/15/38	526	589,366
Chubb INA Holdings LLC
6.70%, 05/15/36	200	226,530
4.15%, 03/13/43	397	341,755
4.35%, 11/03/45	1,409	1,228,038
2.85%, 12/15/51(a)	838	552,318
3.05%, 12/15/61(a)	1,086	693,307
Cincinnati Financial Corp., 6.13%, 11/01/34	310	329,100
Corebridge Financial, Inc.
4.35%, 04/05/42	525	444,779
4.40%, 04/05/52	1,155	947,619
Equitable Holdings, Inc., 5.00%, 04/20/48	1,042	956,142
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	275	243,585
3.50%, 10/15/50	813	561,862
3.13%, 10/15/52	965	611,175
Fairfax Financial Holdings Ltd.
6.35%, 03/22/54	890	925,512
6.10%, 03/15/55(b)	400	403,331
Fidelity National Financial, Inc., 3.20%, 09/17/51	422	268,849
Hartford Financial Services Group, Inc.
5.95%, 10/15/36	500	521,632
6.10%, 10/01/41	176	183,652
4.30%, 04/15/43	500	427,557
4.40%, 03/15/48(a)	350	298,697
3.60%, 08/19/49	656	488,273
2.90%, 09/15/51	629	403,394
Jackson Financial, Inc., 4.00%, 11/23/51	400	285,653
Lincoln National Corp.
6.30%, 10/09/37	363	385,320
7.00%, 06/15/40	350	391,652
4.35%, 03/01/48	230	183,800
4.38%, 06/15/50(a)	363	288,029
Security	Par (000)	Value
Insurance (continued)
Loews Corp.
6.00%, 02/01/35	$300	$ 323,036
4.13%, 05/15/43(a)	675	577,898
Manulife Financial Corp., 5.38%, 03/04/46	679	669,104
Markel Group, Inc.
5.00%, 04/05/46	475	423,537
4.30%, 11/01/47	220	175,787
5.00%, 05/20/49	600	536,998
4.15%, 09/17/50	413	319,997
3.45%, 05/07/52	575	390,007
6.00%, 05/16/54	515	522,971
Marsh & McLennan Cos., Inc.
03/15/35(e)	3,785	3,771,120
4.75%, 03/15/39	375	355,068
11/15/44(e)	230	229,595
4.35%, 01/30/47	513	436,753
4.20%, 03/01/48	538	447,167
4.90%, 03/15/49	1,529	1,413,869
2.90%, 12/15/51	518	332,330
6.25%, 11/01/52	450	497,887
5.45%, 03/15/53	460	457,730
5.70%, 09/15/53(a)	1,025	1,055,464
5.45%, 03/15/54(a)	500	497,920
03/15/55(e)	2,160	2,145,634
MetLife, Inc.
5.30%, 12/15/34	325	328,969
5.70%, 06/15/35	1,050	1,099,485
5.88%, 02/06/41	655	684,052
4.13%, 08/13/42	825	703,004
4.88%, 11/13/43	1,036	967,088
4.72%, 12/15/44	450	408,248
4.05%, 03/01/45	1,013	839,841
4.60%, 05/13/46	893	801,323
5.00%, 07/15/52	1,185	1,108,808
5.25%, 01/15/54(a)	1,150	1,123,032
Nationwide Financial Services, Inc., 6.75%, 05/15/87(a)	340	347,337
Old Republic International Corp., 3.85%, 06/11/51	650	468,499
Principal Financial Group, Inc.
6.05%, 10/15/36	700	740,440
4.63%, 09/15/42	250	224,310
4.35%, 05/15/43	300	259,201
4.30%, 11/15/46(a)	288	243,169
5.50%, 03/15/53	325	319,257
Progressive Corp.
4.35%, 04/25/44	376	329,894
3.70%, 01/26/45	130	102,707
4.13%, 04/15/47	1,163	968,136
4.20%, 03/15/48	413	348,032
3.95%, 03/26/50	513	411,923
3.70%, 03/15/52	655	496,423
Prudential Financial, Inc.
5.70%, 12/14/36(a)	900	942,386
6.63%, 12/01/37	325	364,184
3.00%, 03/10/40	479	363,480
4.60%, 05/15/44	763	688,781
3.91%, 12/07/47	1,013	798,318
4.42%, 03/27/48	450	384,090
3.94%, 12/07/49	977	766,327
4.35%, 02/25/50	1,054	887,976
3.70%, 03/13/51(a)	1,511	1,141,970
Selective Insurance Group, Inc., 5.38%, 03/01/49	200	190,128
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Transatlantic Holdings, Inc., 8.00%, 11/30/39	$300	$ 376,121
Travelers Cos., Inc.
6.75%, 06/20/36	163	185,196
6.25%, 06/15/37	963	1,054,684
5.35%, 11/01/40	650	650,773
4.60%, 08/01/43	702	635,037
4.30%, 08/25/45	163	140,141
3.75%, 05/15/46	550	434,081
4.00%, 05/30/47	763	625,475
4.05%, 03/07/48	450	373,507
4.10%, 03/04/49	488	402,313
2.55%, 04/27/50	575	353,235
3.05%, 06/08/51	829	565,576
5.45%, 05/25/53	700	712,544
Unum Group
5.75%, 08/15/42(a)	463	460,259
4.50%, 12/15/49	163	132,860
4.13%, 06/15/51	875	664,084
6.00%, 06/15/54(a)	380	384,814
W R Berkley Corp.
4.75%, 08/01/44	300	269,836
4.00%, 05/12/50	413	324,799
3.55%, 03/30/52	413	295,700
3.15%, 09/30/61	400	246,615
Willis North America, Inc.
5.05%, 09/15/48(a)	400	360,655
3.88%, 09/15/49	480	361,804
5.90%, 03/05/54	750	751,566
XL Group Ltd., 5.25%, 12/15/43	300	283,171
		91,715,128
Internet Software & Services — 1.9%
Alibaba Group Holding Ltd.
4.50%, 11/28/34(a)	500	475,596
4.00%, 12/06/37	878	774,211
2.70%, 02/09/41	950	680,047
4.20%, 12/06/47(a)	1,751	1,480,964
3.15%, 02/09/51	1,366	937,256
4.40%, 12/06/57(a)	978	828,292
3.25%, 02/09/61(a)	950	625,182
Alphabet, Inc.
1.90%, 08/15/40(a)	1,241	835,878
2.05%, 08/15/50	2,460	1,444,701
2.25%, 08/15/60(a)	1,851	1,061,253
Amazon.com, Inc.
4.80%, 12/05/34	1,496	1,505,473
3.88%, 08/22/37	2,429	2,180,635
2.88%, 05/12/41	1,885	1,419,920
4.95%, 12/05/44	1,538	1,510,123
4.05%, 08/22/47	3,348	2,845,540
2.50%, 06/03/50	2,329	1,448,021
3.10%, 05/12/51(a)	3,159	2,217,646
3.95%, 04/13/52	2,351	1,929,713
4.25%, 08/22/57	2,134	1,817,162
2.70%, 06/03/60	2,029	1,224,447
3.25%, 05/12/61	1,779	1,205,404
4.10%, 04/13/62	1,254	1,021,595
eBay, Inc.
4.00%, 07/15/42	600	488,465
3.65%, 05/10/51	1,013	741,178
JD.com, Inc., 4.13%, 01/14/50	250	206,274
Security	Par (000)	Value
Internet Software & Services (continued)
Meta Platforms, Inc.
4.45%, 08/15/52(a)	$2,624	$ 2,302,994
5.60%, 05/15/53(a)	2,445	2,537,374
5.40%, 08/15/54	3,615	3,627,028
4.65%, 08/15/62	1,550	1,373,778
5.75%, 05/15/63	1,340	1,395,855
5.55%, 08/15/64	2,775	2,809,235
Netflix, Inc., 5.40%, 08/15/54	900	904,617
Uber Technologies, Inc., 5.35%, 09/15/54(a)	360	342,269
		46,198,126
IT Services — 0.6%
Fidelity National Information Services, Inc.
3.10%, 03/01/41	766	568,004
4.50%, 08/15/46	300	250,052
Fiserv, Inc., 4.40%, 07/01/49	2,127	1,798,068
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	950	915,545
5.30%, 02/05/54	1,350	1,292,914
International Business Machines Corp.
4.15%, 05/15/39	2,070	1,810,923
5.60%, 11/30/39	850	869,585
2.85%, 05/15/40	655	476,924
4.00%, 06/20/42	1,152	961,269
4.70%, 02/19/46	491	440,793
4.25%, 05/15/49	3,095	2,562,788
2.95%, 05/15/50	764	498,593
3.43%, 02/09/52(a)	550	389,134
4.90%, 07/27/52(a)	800	733,380
5.10%, 02/06/53	650	619,300
7.13%, 12/01/96(a)	150	189,853
Kyndryl Holdings, Inc., 4.10%, 10/15/41(a)	479	377,258
		14,754,383
Leisure Products — 0.1%
Brunswick Corp., 5.10%, 04/01/52	329	264,784
Harley-Davidson, Inc., 4.63%, 07/28/45	246	201,751
Hasbro, Inc.
6.35%, 03/15/40	463	480,743
5.10%, 05/15/44(a)	255	228,111
Mattel, Inc., 5.45%, 11/01/41	250	229,349
		1,404,738
Machinery — 0.5%
Caterpillar, Inc.
5.30%, 09/15/35	250	258,471
6.05%, 08/15/36	690	759,274
5.20%, 05/27/41	794	792,281
3.80%, 08/15/42	1,803	1,503,392
4.30%, 05/15/44	375	331,105
3.25%, 09/19/49	829	601,650
3.25%, 04/09/50	1,104	801,536
4.75%, 05/15/64(a)	425	383,559
Deere & Co.
3.90%, 06/09/42(a)	1,179	1,005,473
2.88%, 09/07/49	517	354,046
3.75%, 04/15/50	975	784,768
Dover Corp.
5.38%, 10/15/35	300	307,808
5.38%, 03/01/41	400	396,580
Ingersoll Rand, Inc., 5.70%, 06/15/54(a)	740	757,794
Otis Worldwide Corp.
3.11%, 02/15/40	754	584,871

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Otis Worldwide Corp. (continued)
3.36%, 02/15/50(a)	$876	$ 631,616
Rockwell Automation, Inc.
4.20%, 03/01/49	704	599,513
2.80%, 08/15/61	560	326,206
Snap-on, Inc.
4.10%, 03/01/48	350	292,776
3.10%, 05/01/50	704	489,288
Stanley Black & Decker, Inc.
5.20%, 09/01/40	350	338,919
4.85%, 11/15/48(a)	463	417,426
2.75%, 11/15/50	975	585,451
Xylem, Inc./New York, 4.38%, 11/01/46	413	346,448
		13,650,251
Media — 3.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35	2,013	2,012,480
5.38%, 04/01/38	829	737,919
3.50%, 06/01/41	1,579	1,078,356
3.50%, 03/01/42	1,363	920,360
6.48%, 10/23/45	3,401	3,219,453
5.38%, 05/01/47	2,343	1,911,858
5.75%, 04/01/48	2,284	1,948,435
5.13%, 07/01/49	1,229	963,854
4.80%, 03/01/50	2,776	2,084,902
3.70%, 04/01/51(a)	2,171	1,358,223
3.90%, 06/01/52	2,425	1,561,255
5.25%, 04/01/53(a)	1,502	1,199,600
6.83%, 10/23/55	463	449,023
3.85%, 04/01/61	1,817	1,091,841
4.40%, 12/01/61	1,429	949,925
3.95%, 06/30/62	1,343	812,303
5.50%, 04/01/63	900	715,607
Comcast Corp.
5.65%, 06/15/35(a)	900	935,297
4.40%, 08/15/35	238	222,859
6.50%, 11/15/35	200	221,779
3.20%, 07/15/36	1,163	957,699
6.45%, 03/15/37	350	384,355
3.90%, 03/01/38	1,213	1,046,422
4.60%, 10/15/38	1,070	989,427
3.25%, 11/01/39	1,579	1,227,026
3.75%, 04/01/40	1,629	1,345,124
4.65%, 07/15/42	475	429,039
4.75%, 03/01/44	308	278,297
4.60%, 08/15/45	1,036	918,579
3.40%, 07/15/46	1,413	1,034,232
4.00%, 08/15/47	1,163	929,156
3.97%, 11/01/47	2,093	1,655,420
4.00%, 03/01/48	1,163	926,862
4.70%, 10/15/48(a)	2,036	1,833,285
4.00%, 11/01/49	2,039	1,614,844
3.45%, 02/01/50	1,750	1,257,055
2.80%, 01/15/51	1,600	1,002,981
2.89%, 11/01/51	5,359	3,401,139
2.45%, 08/15/52	1,584	908,740
4.05%, 11/01/52	1,097	863,061
5.35%, 05/15/53	1,540	1,490,440
5.65%, 06/01/54(a)	1,240	1,257,175
2.94%, 11/01/56	6,001	3,696,302
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
4.95%, 10/15/58	$1,029	$ 933,030
2.65%, 08/15/62	1,300	721,822
2.99%, 11/01/63	3,929	2,348,025
5.50%, 05/15/64(a)	1,365	1,329,922
Discovery Communications LLC
5.00%, 09/20/37	538	453,945
6.35%, 06/01/40	750	701,947
5.20%, 09/20/47(a)	1,099	858,842
4.00%, 09/15/55	200	130,227
Fox Corp.
5.48%, 01/25/39	1,129	1,090,361
5.58%, 01/25/49	1,429	1,355,000
Grupo Televisa SAB
6.63%, 01/15/40	663	631,947
5.00%, 05/13/45(a)	850	652,414
6.13%, 01/31/46(a)	702	635,067
5.25%, 05/24/49(a)	601	480,086
NBCUniversal Media LLC
5.95%, 04/01/41	516	537,340
4.45%, 01/15/43	680	593,870
Paramount Global
6.88%, 04/30/36	863	862,548
5.90%, 10/15/40	200	172,980
4.85%, 07/01/42	443	343,439
4.38%, 03/15/43	1,186	852,228
5.85%, 09/01/43	1,061	900,587
5.25%, 04/01/44	163	126,310
4.90%, 08/15/44(a)	379	281,410
4.60%, 01/15/45	600	433,044
4.95%, 05/19/50	929	691,506
Thomson Reuters Corp.
5.50%, 08/15/35	350	356,085
5.85%, 04/15/40	400	412,640
5.65%, 11/23/43	279	276,434
Time Warner Cable LLC
6.55%, 05/01/37	1,463	1,404,888
7.30%, 07/01/38	1,325	1,349,324
6.75%, 06/15/39	1,526	1,484,420
5.88%, 11/15/40	1,088	960,207
5.50%, 09/01/41	1,275	1,073,415
4.50%, 09/15/42	1,263	941,150
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	525	465,975
3.70%, 12/01/42	500	401,075
4.13%, 06/01/44	888	750,006
3.00%, 07/30/46	600	413,700
Series E, 4.13%, 12/01/41	538	459,834
Walt Disney Co.
6.20%, 12/15/34	788	866,459
6.40%, 12/15/35	903	999,154
6.15%, 03/01/37	300	323,965
6.65%, 11/15/37	1,086	1,227,139
4.63%, 03/23/40(a)	854	804,592
3.50%, 05/13/40	1,775	1,436,432
6.15%, 02/15/41	650	704,611
5.40%, 10/01/43	650	651,135
4.75%, 09/15/44	463	427,002
4.95%, 10/15/45	450	424,336
7.75%, 12/01/45	250	322,639
4.75%, 11/15/46	373	341,804
2.75%, 09/01/49(a)	1,879	1,214,247
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
4.70%, 03/23/50(a)	$1,752	$ 1,609,312
3.60%, 01/13/51	2,774	2,093,289
3.80%, 05/13/60(a)	1,489	1,114,308
		97,269,463
Metals & Mining — 1.2%
ArcelorMittal SA
7.00%, 10/15/39	696	757,645
6.75%, 03/01/41	325	340,864
6.35%, 06/17/54(a)	475	473,156
Barrick Gold Corp.
6.45%, 10/15/35	250	272,053
5.25%, 04/01/42	300	293,739
Barrick North America Finance LLC
5.70%, 05/30/41	963	974,926
5.75%, 05/01/43	963	983,562
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	713	742,967
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	1,013	876,564
5.00%, 09/30/43	2,384	2,287,955
5.50%, 09/08/53	885	900,095
Freeport-McMoRan, Inc.
5.40%, 11/14/34	613	613,258
5.45%, 03/15/43	1,644	1,577,762
Newmont Corp.
5.88%, 04/01/35	563	591,952
6.25%, 10/01/39	800	866,556
4.88%, 03/15/42	927	868,145
5.45%, 06/09/44	380	375,330
Newmont Corp./Newcrest Finance Pty. Ltd.
5.75%, 11/15/41	400	407,720
4.20%, 05/13/50(a)	625	528,123
Nucor Corp.
6.40%, 12/01/37	550	607,151
5.20%, 08/01/43	350	343,485
4.40%, 05/01/48(a)	350	301,908
3.85%, 04/01/52(a)	550	426,224
2.98%, 12/15/55	438	272,855
Precision Castparts Corp.
3.90%, 01/15/43	400	333,158
4.38%, 06/15/45	413	360,544
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	250	263,150
Rio Tinto Finance USA Ltd.
5.20%, 11/02/40	1,088	1,076,704
2.75%, 11/02/51(a)	1,389	880,498
Rio Tinto Finance USA PLC
4.75%, 03/22/42	463	434,714
4.13%, 08/21/42	738	635,160
5.13%, 03/09/53	1,130	1,085,903
Southern Copper Corp.
7.50%, 07/27/35(a)	990	1,147,781
6.75%, 04/16/40	1,119	1,233,212
5.25%, 11/08/42	1,250	1,169,201
5.88%, 04/23/45	1,338	1,342,814
Steel Dynamics, Inc., 3.25%, 10/15/50(a)	421	287,320
Vale Overseas Ltd.
6.88%, 11/21/36	929	1,016,301
6.88%, 11/10/39(a)	971	1,054,190
Security	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd. (continued)
6.40%, 06/28/54	$1,150	$ 1,152,400
Vale SA, 5.63%, 09/11/42(a)	379	376,854
Valmont Industries, Inc., 5.00%, 10/01/44	429	395,937
		30,929,836
Office REITs — 0.0%
Boston Properties LP, 5.75%, 01/15/35	650	643,230
Kilroy Realty LP, 6.25%, 01/15/36	250	252,101
		895,331
Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.
6.00%, 01/15/37	300	299,959
5.10%, 09/01/40(a)	1,775	1,536,283
5.25%, 02/01/42	300	259,351
4.75%, 04/15/43	325	261,477
5.35%, 07/01/49	375	309,812
BP Capital Markets America, Inc.
5.23%, 11/17/34(a)	775	778,484
3.06%, 06/17/41	1,530	1,131,547
3.00%, 02/24/50	1,929	1,268,666
2.77%, 11/10/50	1,484	923,398
2.94%, 06/04/51(a)	2,242	1,439,194
3.00%, 03/17/52(a)	1,363	884,855
3.38%, 02/08/61	2,077	1,370,895
Burlington Resources LLC, 5.95%, 10/15/36	250	264,699
Canadian Natural Resources Ltd.
5.85%, 02/01/35	300	304,066
6.50%, 02/15/37	400	421,097
6.25%, 03/15/38	1,150	1,193,683
6.75%, 02/01/39	550	592,288
4.95%, 06/01/47	643	565,916
Cenovus Energy, Inc.
5.25%, 06/15/37	290	277,200
6.75%, 11/15/39	628	684,808
5.40%, 06/15/47	777	721,151
3.75%, 02/15/52(a)	509	362,503
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	763	612,949
Chevron Corp., 3.08%, 05/11/50	1,200	832,636
Chevron USA, Inc.
6.00%, 03/01/41	350	377,805
5.25%, 11/15/43	300	299,161
2.34%, 08/12/50(a)	688	406,863
CNOOC Finance 2013 Ltd.
Series 2013, 4.25%, 05/09/43	250	227,767
Series 2013, 3.30%, 09/30/49	600	454,817
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	200	179,559
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	550	633,935
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	525	519,770
ConocoPhillips
5.90%, 05/15/38	275	288,606
6.50%, 02/01/39	1,450	1,604,747
4.88%, 10/01/47	500	450,542
ConocoPhillips Co.
3.76%, 03/15/42	630	510,052
4.30%, 11/15/44	729	623,262
5.95%, 03/15/46(a)	400	418,526

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co. (continued)
3.80%, 03/15/52(a)	$988	$ 750,345
5.30%, 05/15/53(a)	980	942,324
5.55%, 03/15/54(a)	940	938,771
4.03%, 03/15/62	1,855	1,405,183
5.70%, 09/15/63	700	703,518
Continental Resources, Inc., 4.90%, 06/01/44	663	547,520
DCP Midstream Operating LP, 5.60%, 04/01/44	350	334,626
Devon Energy Corp.
5.60%, 07/15/41(a)	1,313	1,242,539
4.75%, 05/15/42	719	610,925
5.00%, 06/15/45	763	653,950
5.75%, 09/15/54	920	856,548
Diamondback Energy, Inc.
4.40%, 03/24/51(a)	613	491,621
4.25%, 03/15/52	825	643,059
6.25%, 03/15/53(a)	800	824,095
5.75%, 04/18/54	1,460	1,416,719
5.90%, 04/18/64	1,050	1,020,320
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	975	955,070
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/01/43	300	267,228
4.60%, 12/15/44	500	432,526
Enbridge Energy Partners LP
5.50%, 09/15/40	625	605,694
7.38%, 10/15/45	735	850,723
Series B, 7.50%, 04/15/38	350	403,845
Enbridge, Inc.
4.50%, 06/10/44	613	517,817
5.50%, 12/01/46	750	725,439
4.00%, 11/15/49	454	349,889
3.40%, 08/01/51	989	681,238
6.70%, 11/15/53	1,185	1,324,645
5.95%, 04/05/54(a)	735	749,774
Energy Transfer LP
4.90%, 03/15/35	463	441,132
6.63%, 10/15/36	370	398,348
7.50%, 07/01/38	500	572,415
6.05%, 06/01/41	700	699,529
6.50%, 02/01/42	963	1,009,881
6.10%, 02/15/42	250	250,101
4.95%, 01/15/43	438	384,113
5.15%, 02/01/43	413	370,118
5.95%, 10/01/43	397	389,296
5.30%, 04/01/44	626	573,031
5.00%, 05/15/44	413	359,871
5.15%, 03/15/45	1,029	916,713
5.35%, 05/15/45	913	833,907
6.13%, 12/15/45	1,036	1,033,638
5.30%, 04/15/47	920	826,201
5.40%, 10/01/47	1,479	1,348,100
6.00%, 06/15/48	1,000	983,427
6.25%, 04/15/49	1,679	1,706,459
5.00%, 05/15/50	2,000	1,731,737
5.95%, 05/15/54	1,875	1,846,742
6.05%, 09/01/54	1,275	1,273,961
Series 20Y, 5.80%, 06/15/38	500	499,537
EnLink Midstream Partners LP
5.60%, 04/01/44	300	280,294
5.05%, 04/01/45(a)	400	347,542
5.45%, 06/01/47(a)	650	591,746
Enterprise Products Operating LLC
4.95%, 02/15/35(a)	1,350	1,328,387
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
6.13%, 10/15/39(a)	$600	$ 637,143
6.45%, 09/01/40	600	655,013
5.95%, 02/01/41	597	624,087
4.85%, 08/15/42	700	645,086
4.45%, 02/15/43	1,308	1,139,683
4.85%, 03/15/44	1,529	1,401,474
5.10%, 02/15/45(a)	1,186	1,115,707
4.90%, 05/15/46	1,161	1,059,153
4.25%, 02/15/48	1,279	1,061,320
4.80%, 02/01/49	1,329	1,190,170
4.20%, 01/31/50	1,378	1,121,705
3.70%, 01/31/51	1,025	762,397
3.20%, 02/15/52	1,204	812,306
3.30%, 02/15/53(a)	981	668,359
4.95%, 10/15/54	550	500,292
5.55%, 02/16/55	925	917,128
3.95%, 01/31/60(a)	1,000	744,594
EOG Resources, Inc.
3.90%, 04/01/35(a)	750	677,924
4.95%, 04/15/50	713	653,984
Equinor ASA
3.63%, 04/06/40	829	683,181
5.10%, 08/17/40	911	897,937
4.25%, 11/23/41	500	444,557
3.95%, 05/15/43	1,250	1,050,197
3.25%, 11/18/49	895	638,117
3.70%, 04/06/50	1,604	1,245,949
Exxon Mobil Corp.
3.00%, 08/16/39	713	552,671
4.23%, 03/19/40	1,944	1,736,913
3.57%, 03/06/45	1,025	802,094
4.11%, 03/01/46	2,454	2,068,736
3.10%, 08/16/49	1,418	984,029
4.33%, 03/19/50(a)	2,718	2,336,258
3.45%, 04/15/51(a)	2,615	1,917,629
Hess Corp.
6.00%, 01/15/40	675	707,451
5.60%, 02/15/41	1,329	1,332,207
5.80%, 04/01/47(a)	654	663,327
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	679	691,092
6.50%, 02/01/37	576	611,034
6.95%, 01/15/38	1,286	1,409,002
6.50%, 09/01/39	600	630,750
6.55%, 09/15/40	550	577,380
7.50%, 11/15/40	300	344,095
6.38%, 03/01/41	413	427,855
5.63%, 09/01/41	400	380,979
5.00%, 08/15/42	650	580,995
4.70%, 11/01/42	400	342,350
5.00%, 03/01/43	763	676,064
5.50%, 03/01/44	645	607,762
5.40%, 09/01/44	463	430,269
Kinder Morgan, Inc.
5.30%, 12/01/34	763	751,504
5.55%, 06/01/45	1,786	1,687,650
5.05%, 02/15/46	770	681,809
5.20%, 03/01/48	686	620,521
3.25%, 08/01/50	500	325,196
3.60%, 02/15/51	1,029	712,470
5.45%, 08/01/52	725	676,460
5.95%, 08/01/54	720	719,883
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.
6.60%, 10/01/37	$663	$ 729,172
5.20%, 06/01/45	713	672,549
Marathon Petroleum Corp.
6.50%, 03/01/41	1,425	1,497,377
4.75%, 09/15/44	763	649,266
4.50%, 04/01/48	459	368,694
5.00%, 09/15/54	450	382,119
MPLX LP
4.50%, 04/15/38	1,675	1,483,717
5.20%, 03/01/47	1,029	930,456
5.20%, 12/01/47	413	367,231
4.70%, 04/15/48	1,386	1,161,627
5.50%, 02/15/49	1,504	1,405,402
4.95%, 03/14/52	1,421	1,220,302
5.65%, 03/01/53	540	513,736
4.90%, 04/15/58	600	496,976
NOV, Inc., 3.95%, 12/01/42	1,392	1,057,124
Occidental Petroleum Corp.
6.45%, 09/15/36	1,350	1,396,502
7.95%, 06/15/39	275	317,148
6.20%, 03/15/40	700	694,455
6.60%, 03/15/46	1,000	1,021,238
4.40%, 04/15/46	575	439,820
4.20%, 03/15/48	750	555,425
6.05%, 10/01/54	1,190	1,151,695
ONEOK Partners LP
6.65%, 10/01/36	500	540,695
6.85%, 10/15/37(a)	400	441,026
6.13%, 02/01/41	575	582,098
6.20%, 09/15/43	300	305,405
ONEOK, Inc.
5.05%, 11/01/34	300	290,777
6.00%, 06/15/35	300	310,818
5.15%, 10/15/43	600	546,421
4.25%, 09/15/46	563	441,772
4.95%, 07/13/47	504	433,064
4.20%, 10/03/47	660	505,979
5.20%, 07/15/48	863	777,378
4.85%, 02/01/49	550	465,828
4.45%, 09/01/49	625	497,242
3.95%, 03/01/50	811	596,392
4.50%, 03/15/50	413	333,503
7.15%, 01/15/51	250	278,831
6.63%, 09/01/53	1,800	1,937,785
5.70%, 11/01/54	1,500	1,446,032
5.85%, 11/01/64	875	840,442
Ovintiv, Inc.
6.63%, 08/15/37	575	597,762
6.50%, 02/01/38	443	456,195
7.10%, 07/15/53(a)	350	381,490
Phillips 66
4.65%, 11/15/34	722	682,350
5.88%, 05/01/42	1,526	1,544,774
4.88%, 11/15/44	1,636	1,459,944
3.30%, 03/15/52	967	640,379
Phillips 66 Co.
4.95%, 03/15/35(a)	900	862,192
4.68%, 02/15/45	400	343,335
4.90%, 10/01/46(a)	713	621,697
5.65%, 06/15/54	450	436,255
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
5.50%, 03/15/55	$675	$ 636,171
Plains All American Pipeline LP/PAA Finance Corp.
6.65%, 01/15/37	800	855,620
5.15%, 06/01/42	450	408,084
4.30%, 01/31/43	300	242,910
4.70%, 06/15/44	620	527,069
4.90%, 02/15/45	679	588,851
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	650	676,234
Shell Finance U.S., Inc.
4.13%, 05/11/35(a)	1,440	1,339,984
4.55%, 08/12/43	1,259	1,138,752
4.38%, 05/11/45	2,923	2,525,394
4.00%, 05/10/46	2,036	1,655,092
3.75%, 09/12/46	995	774,994
3.25%, 04/06/50	1,939	1,364,095
Shell International Finance BV
6.38%, 12/15/38	2,426	2,694,536
5.50%, 03/25/40	1,025	1,048,802
2.88%, 11/26/41	563	413,058
3.63%, 08/21/42(a)	600	482,712
3.13%, 11/07/49	1,128	775,266
3.00%, 11/26/51	1,000	661,782
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(b)	600	593,199
Spectra Energy Partners LP
5.95%, 09/25/43	350	351,177
4.50%, 03/15/45	660	548,827
Suncor Energy, Inc.
5.95%, 12/01/34	400	418,354
6.80%, 05/15/38	483	526,251
6.50%, 06/15/38	300	320,757
6.85%, 06/01/39	613	672,736
4.00%, 11/15/47	829	629,697
3.75%, 03/04/51(a)	721	524,225
Targa Resources Corp.
5.50%, 02/15/35	525	523,555
4.95%, 04/15/52	852	740,265
6.25%, 07/01/52	350	360,850
6.50%, 02/15/53(a)	850	912,760
TotalEnergies Capital International SA
2.99%, 06/29/41	700	518,130
3.46%, 07/12/49	1,213	891,494
3.13%, 05/29/50	2,204	1,512,542
3.39%, 06/29/60	829	559,841
TotalEnergies Capital SA
5.49%, 04/05/54	1,525	1,513,521
5.28%, 09/10/54	950	912,481
5.64%, 04/05/64	1,225	1,217,764
5.43%, 09/10/64	1,050	1,012,582
TransCanada PipeLines Ltd.
5.85%, 03/15/36	500	511,068
6.20%, 10/15/37	880	923,968
7.25%, 08/15/38	513	587,239
7.63%, 01/15/39	1,363	1,602,024
6.10%, 06/01/40	500	517,844
4.88%, 05/15/48	250	226,565
5.10%, 03/15/49(a)	685	647,013
Transcontinental Gas Pipe Line Co. LLC
5.40%, 08/15/41	400	390,932
4.45%, 08/01/42	438	380,928

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
4.60%, 03/15/48	$780	$ 667,248
3.95%, 05/15/50	513	393,624
Valero Energy Corp.
6.63%, 06/15/37	1,550	1,667,357
4.90%, 03/15/45	413	371,569
3.65%, 12/01/51	975	679,474
4.00%, 06/01/52(a)	519	384,398
Western Midstream Operating LP
5.45%, 04/01/44	630	568,633
5.30%, 03/01/48	675	586,505
5.50%, 08/15/48	300	266,094
5.25%, 02/01/50	1,100	957,879
Williams Cos., Inc.
6.30%, 04/15/40	1,313	1,381,958
5.80%, 11/15/43	350	346,669
5.40%, 03/04/44	429	406,657
5.75%, 06/24/44	579	570,346
4.90%, 01/15/45	463	410,898
5.10%, 09/15/45	945	864,684
4.85%, 03/01/48	713	625,028
3.50%, 10/15/51	600	418,773
5.30%, 08/15/52	720	673,679
5.80%, 11/15/54	700	701,585
Woodside Finance Ltd., 5.70%, 09/12/54	900	872,313
		206,651,662
Paper & Forest Products — 0.2%
Celulosa Arauco y Constitucion SA, 5.50%, 11/02/47	300	274,595
International Paper Co.
5.00%, 09/15/35(a)	500	495,929
6.00%, 11/15/41	600	629,195
4.80%, 06/15/44	966	868,121
5.15%, 05/15/46	650	604,758
4.40%, 08/15/47	613	515,803
4.35%, 08/15/48	725	602,742
		3,991,143
Passenger Airlines — 0.1%
United Airlines 2024-1 Class AA Pass Through Trust, Series AA, 5.45%, 08/15/38	500	507,683
United Airlines Pass-Through Trust
Series 2023-1, Class A, 5.80%, 07/15/37	1,173	1,205,735
Series 2024-A, 5.88%, 08/15/38	350	361,320
		2,074,738
Personal Care Products — 0.4%
Colgate-Palmolive Co.
4.00%, 08/15/45	550	468,671
3.70%, 08/01/47	620	496,365
Estee Lauder Cos., Inc.
6.00%, 05/15/37	300	320,278
4.38%, 06/15/45	400	342,891
4.15%, 03/15/47	613	504,512
3.13%, 12/01/49	591	400,602
5.15%, 05/15/53(a)	580	570,002
Haleon U.S. Capital LLC, 4.00%, 03/24/52	1,250	998,057
Kenvue, Inc.
5.10%, 03/22/43(a)	630	618,387
5.05%, 03/22/53(a)	1,700	1,647,433
5.20%, 03/22/63	800	775,645
Procter & Gamble Co.
5.55%, 03/05/37	950	1,016,200
3.55%, 03/25/40	463	392,070
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
3.50%, 10/25/47	$250	$ 197,742
3.60%, 03/25/50	579	464,437
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51(a)	704	450,928
		9,664,220
Pharmaceuticals — 6.6%
AbbVie, Inc.
4.55%, 03/15/35	1,895	1,821,547
4.50%, 05/14/35	2,501	2,396,471
4.30%, 05/14/36(a)	1,030	961,256
4.05%, 11/21/39	4,037	3,542,024
4.63%, 10/01/42	275	252,621
4.40%, 11/06/42	2,510	2,242,263
5.35%, 03/15/44	675	676,750
4.85%, 06/15/44	1,036	971,020
4.75%, 03/15/45	552	509,491
4.70%, 05/14/45	2,698	2,473,451
4.45%, 05/14/46	2,061	1,816,891
4.88%, 11/14/48	2,054	1,919,618
4.25%, 11/21/49	5,781	4,905,055
5.40%, 03/15/54	2,940	2,963,562
5.50%, 03/15/64	1,590	1,601,937
AstraZeneca PLC
6.45%, 09/15/37	2,750	3,078,421
4.00%, 09/18/42	800	682,988
4.38%, 11/16/45	962	856,194
4.38%, 08/17/48(a)	845	746,509
2.13%, 08/06/50	448	255,541
3.00%, 05/28/51	650	448,142
Becton Dickinson & Co.
4.69%, 12/15/44	944	841,131
4.67%, 06/06/47	1,538	1,351,131
3.79%, 05/20/50	647	494,344
Bristol-Myers Squibb Co.
4.13%, 06/15/39	1,763	1,557,030
2.35%, 11/13/40	675	461,318
3.55%, 03/15/42(a)	1,340	1,068,021
3.25%, 08/01/42	500	377,337
5.50%, 02/22/44	240	243,679
4.50%, 03/01/44	250	221,952
4.63%, 05/15/44	650	588,906
5.00%, 08/15/45	775	734,649
4.35%, 11/15/47	1,060	899,858
4.55%, 02/20/48	1,142	1,003,327
4.25%, 10/26/49	3,676	3,077,955
2.55%, 11/13/50	1,589	956,227
3.70%, 03/15/52	2,093	1,572,328
6.25%, 11/15/53	1,080	1,192,362
5.55%, 02/22/54	2,615	2,644,211
3.90%, 03/15/62	1,064	793,322
6.40%, 11/15/63	1,180	1,318,741
5.65%, 02/22/64	1,725	1,734,481
Cardinal Health, Inc.
4.60%, 03/15/43	300	259,794
4.50%, 11/15/44	400	338,269
4.90%, 09/15/45	320	284,899
4.37%, 06/15/47	513	425,846
Cencora, Inc.
4.25%, 03/01/45	363	304,576
4.30%, 12/15/47	588	489,950
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
4.88%, 07/20/35	$529	$ 492,678
4.78%, 03/25/38	5,023	4,474,174
6.13%, 09/15/39	200	200,367
4.13%, 04/01/40	910	732,443
2.70%, 08/21/40	1,208	804,109
5.30%, 12/05/43	750	678,734
6.00%, 06/01/44	875	856,059
5.13%, 07/20/45	3,506	3,069,624
5.05%, 03/25/48	7,692	6,644,238
4.25%, 04/01/50	621	472,823
5.63%, 02/21/53	1,275	1,184,551
5.88%, 06/01/53(a)	1,340	1,290,448
6.05%, 06/01/54(a)	975	962,464
6.00%, 06/01/63	865	832,987
Eli Lilly & Co.
5.55%, 03/15/37	400	422,213
3.70%, 03/01/45(a)	529	428,750
3.95%, 05/15/47	550	458,877
3.95%, 03/15/49	800	659,106
2.25%, 05/15/50	1,075	632,604
4.88%, 02/27/53	1,310	1,234,044
5.00%, 02/09/54	1,510	1,453,706
5.05%, 08/14/54	1,250	1,214,602
4.15%, 03/15/59	625	514,855
2.50%, 09/15/60	796	447,654
4.95%, 02/27/63(a)	1,065	1,002,770
5.10%, 02/09/64	1,475	1,414,525
5.20%, 08/14/64	730	712,154
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	2,726	3,031,175
4.20%, 03/18/43(a)	496	430,033
Johnson & Johnson
3.55%, 03/01/36	994	886,276
3.63%, 03/03/37	1,263	1,113,110
5.95%, 08/15/37	725	800,214
3.40%, 01/15/38	1,025	872,020
5.85%, 07/15/38	600	657,972
2.10%, 09/01/40	876	600,568
4.50%, 09/01/40(a)	291	280,733
4.85%, 05/15/41	250	247,059
4.50%, 12/05/43(a)	620	592,975
3.70%, 03/01/46	1,913	1,567,637
3.75%, 03/03/47	850	696,409
3.50%, 01/15/48	586	462,659
2.25%, 09/01/50(a)	1,025	621,286
5.25%, 06/01/54(a)	820	839,899
2.45%, 09/01/60	1,393	804,318
Mead Johnson Nutrition Co.
5.90%, 11/01/39	535	559,639
4.60%, 06/01/44	463	408,516
Merck & Co., Inc.
6.55%, 09/15/37	350	396,834
3.90%, 03/07/39	763	664,741
2.35%, 06/24/40	1,059	736,921
3.60%, 09/15/42	450	361,048
4.15%, 05/18/43	1,295	1,118,339
4.90%, 05/17/44	800	762,790
3.70%, 02/10/45	1,951	1,554,083
4.00%, 03/07/49	1,604	1,311,850
2.45%, 06/24/50	1,229	743,606
2.75%, 12/10/51	2,121	1,346,186
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
5.00%, 05/17/53(a)	$1,520	$ 1,443,331
2.90%, 12/10/61	1,504	911,165
5.15%, 05/17/63	915	878,985
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	300	317,294
Mylan, Inc.
5.40%, 11/29/43	438	385,907
5.20%, 04/15/48	754	628,838
Novartis Capital Corp.
3.70%, 09/21/42	450	374,010
4.40%, 05/06/44(a)	1,836	1,658,285
4.00%, 11/20/45	1,120	950,526
2.75%, 08/14/50(a)	1,385	918,406
4.70%, 09/18/54	770	711,880
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43	1,000	969,719
5.30%, 05/19/53	8,255	8,076,226
5.34%, 05/19/63	2,775	2,669,924
Pfizer, Inc.
4.00%, 12/15/36	763	695,258
4.10%, 09/15/38	829	741,440
3.90%, 03/15/39	813	705,975
7.20%, 03/15/39	3,166	3,777,105
2.55%, 05/28/40	1,109	790,872
5.60%, 09/15/40	400	409,234
4.30%, 06/15/43	2,663	2,333,814
4.40%, 05/15/44	813	730,906
4.13%, 12/15/46	1,243	1,038,904
4.20%, 09/15/48	813	685,759
4.00%, 03/15/49(a)	829	681,522
2.70%, 05/28/50(a)	1,160	753,579
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,541	1,152,285
5.65%, 07/05/44	700	712,553
3.18%, 07/09/50	2,108	1,439,966
5.65%, 07/05/54	600	609,388
3.38%, 07/09/60(a)	1,078	716,828
5.80%, 07/05/64	400	405,064
Utah Acquisition Sub, Inc., 5.25%, 06/15/46	988	836,902
Viatris, Inc.
3.85%, 06/22/40	1,429	1,069,235
4.00%, 06/22/50	2,018	1,393,494
Wyeth LLC, 5.95%, 04/01/37	1,563	1,660,949
Zoetis, Inc.
4.70%, 02/01/43	1,129	1,023,670
3.95%, 09/12/47	713	567,709
4.45%, 08/20/48	413	354,613
3.00%, 05/15/50	479	319,763
		164,619,134
Residential REITs — 0.2%
American Homes 4 Rent LP
3.38%, 07/15/51	450	303,689
4.30%, 04/15/52	150	119,009
AvalonBay Communities, Inc.
3.90%, 10/15/46	663	527,543
4.15%, 07/01/47	300	245,067
4.35%, 04/15/48	250	213,599
Camden Property Trust, 3.35%, 11/01/49(a)	300	212,218
ERP Operating LP
4.50%, 07/01/44	947	833,081
4.50%, 06/01/45	413	356,933

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
Essex Portfolio LP
4.50%, 03/15/48	$300	$ 252,711
2.65%, 09/01/50(a)	329	194,148
Invitation Homes Operating Partnership LP, 4.88%, 02/01/35	600	573,556
Mid-America Apartments LP, 2.88%, 09/15/51(a)	259	165,654
NNN REIT, Inc.
4.80%, 10/15/48	100	86,825
3.10%, 04/15/50	629	411,733
3.50%, 04/15/51	350	244,337
3.00%, 04/15/52	378	238,334
Realty Income Corp.
4.65%, 03/15/47	600	534,603
5.38%, 09/01/54	555	538,536
		6,051,576
Retail REITs — 0.2%
Simon Property Group LP
6.75%, 02/01/40	600	673,546
4.75%, 03/15/42	526	481,905
4.25%, 10/01/44	513	431,938
4.25%, 11/30/46(a)	488	408,950
3.25%, 09/13/49	1,191	827,163
3.80%, 07/15/50	829	629,599
5.85%, 03/08/53	600	620,236
6.65%, 01/15/54	415	474,998
		4,548,335
Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc., 4.39%, 06/01/52(a)	455	398,779
Analog Devices, Inc.
2.80%, 10/01/41	701	504,675
5.30%, 12/15/45	300	293,981
2.95%, 10/01/51	1,075	714,176
5.30%, 04/01/54(a)	650	647,553
Applied Materials, Inc.
5.10%, 10/01/35(a)	400	407,092
5.85%, 06/15/41	625	661,073
4.35%, 04/01/47	995	867,637
2.75%, 06/01/50	788	513,639
Broadcom, Inc.(b)
3.14%, 11/15/35	3,268	2,682,369
3.19%, 11/15/36	2,875	2,330,379
4.93%, 05/15/37	2,400	2,301,295
3.50%, 02/15/41	3,066	2,406,481
3.75%, 02/15/51	1,685	1,273,759
Intel Corp.
4.60%, 03/25/40	625	535,266
2.80%, 08/12/41	657	433,668
4.80%, 10/01/41	740	640,364
4.25%, 12/15/42(a)	500	395,797
5.63%, 02/10/43	980	932,108
4.90%, 07/29/45	750	634,610
4.10%, 05/19/46	1,323	992,800
4.10%, 05/11/47	1,113	827,325
3.73%, 12/08/47	1,909	1,326,956
3.25%, 11/15/49	2,075	1,319,674
4.75%, 03/25/50(a)	2,156	1,758,272
3.05%, 08/12/51	1,250	755,359
4.90%, 08/05/52	1,725	1,430,268
5.70%, 02/10/53(a)	1,885	1,758,481
5.60%, 02/21/54(a)	1,085	1,005,099
3.10%, 02/15/60	913	521,084
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
4.95%, 03/25/60(a)	$979	$ 803,108
3.20%, 08/12/61	775	449,046
5.05%, 08/05/62	800	664,943
5.90%, 02/10/63	1,250	1,182,642
KLA Corp.
5.00%, 03/15/49(a)	400	376,438
3.30%, 03/01/50	711	506,816
4.95%, 07/15/52(a)	1,445	1,355,746
5.25%, 07/15/62(a)	920	891,277
Lam Research Corp.
4.88%, 03/15/49(a)	779	728,040
2.88%, 06/15/50(a)	779	516,137
3.13%, 06/15/60	825	532,609
Micron Technology, Inc.
3.37%, 11/01/41	463	343,095
3.48%, 11/01/51(a)	513	358,188
NVIDIA Corp.
3.50%, 04/01/40	988	834,009
3.50%, 04/01/50(a)	1,993	1,551,878
3.70%, 04/01/60	793	611,599
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/41	913	684,466
3.13%, 02/15/42(a)	463	334,873
3.25%, 11/30/51	575	384,861
QUALCOMM, Inc.
4.65%, 05/20/35	963	942,648
4.80%, 05/20/45	1,470	1,354,433
4.30%, 05/20/47	1,643	1,398,072
3.25%, 05/20/50	860	607,681
4.50%, 05/20/52(a)	917	797,329
6.00%, 05/20/53	1,070	1,150,670
Texas Instruments, Inc.
3.88%, 03/15/39	829	730,488
4.15%, 05/15/48	1,404	1,187,383
2.70%, 09/15/51	450	285,347
4.10%, 08/16/52	295	242,352
5.00%, 03/14/53	595	569,206
5.15%, 02/08/54	725	708,792
5.05%, 05/18/63	1,550	1,459,756
TSMC Arizona Corp.
3.13%, 10/25/41	916	724,700
3.25%, 10/25/51	750	561,955
4.50%, 04/22/52(a)	1,180	1,128,242
		58,228,844
Software — 2.6%
Electronic Arts, Inc., 2.95%, 02/15/51(a)	846	558,068
Intuit, Inc., 5.50%, 09/15/53(a)	1,185	1,206,013
Microsoft Corp.
3.50%, 02/12/35	1,465	1,345,566
4.20%, 11/03/35	575	556,896
3.45%, 08/08/36	1,692	1,498,061
4.10%, 02/06/37	850	806,692
5.30%, 02/08/41(a)	750	833,704
3.50%, 11/15/42	200	167,990
4.45%, 11/03/45(a)	1,000	946,781
3.70%, 08/08/46	1,729	1,439,732
4.25%, 02/06/47(a)	1,150	1,074,125
4.50%, 06/15/47	350	325,300
2.53%, 06/01/50	6,111	3,915,150
2.50%, 09/15/50	1,460	926,778
2.92%, 03/17/52(a)	6,202	4,279,768
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
4.00%, 02/12/55	$250	$ 215,134
3.95%, 08/08/56	400	332,216
4.50%, 02/06/57	709	665,944
2.68%, 06/01/60	3,708	2,264,502
3.04%, 03/17/62	2,340	1,563,827
Oracle Corp.
3.90%, 05/15/35	1,213	1,076,688
3.85%, 07/15/36	1,370	1,186,630
3.80%, 11/15/37	1,670	1,415,406
6.50%, 04/15/38	1,200	1,309,349
6.13%, 07/08/39	1,413	1,494,105
3.60%, 04/01/40	2,609	2,073,534
5.38%, 07/15/40	2,129	2,083,601
3.65%, 03/25/41	2,560	2,027,624
4.50%, 07/08/44	913	781,838
4.13%, 05/15/45	2,041	1,643,048
4.00%, 07/15/46	2,591	2,032,138
4.00%, 11/15/47	1,718	1,335,844
3.60%, 04/01/50(a)	4,269	3,076,508
3.95%, 03/25/51	2,834	2,160,102
6.90%, 11/09/52(a)	2,100	2,414,056
5.55%, 02/06/53	2,375	2,319,887
5.38%, 09/27/54(a)	2,555	2,431,187
4.38%, 05/15/55	1,211	977,421
3.85%, 04/01/60	2,891	2,049,935
4.10%, 03/25/61	1,400	1,038,523
5.50%, 09/27/64	3,375	3,184,821
Salesforce, Inc.
2.70%, 07/15/41	1,179	852,043
2.90%, 07/15/51	2,073	1,371,962
3.05%, 07/15/61	1,170	743,846
		66,002,343
Specialized REITs — 0.0%
Extra Space Storage LP, 5.35%, 01/15/35	300	297,842
Public Storage Operating Co., 5.35%, 08/01/53	875	859,316
		1,157,158
Specialty Retail — 0.0%
Dick’s Sporting Goods, Inc., 4.10%, 01/15/52	580	425,970
Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
4.50%, 02/23/36(a)	1,263	1,248,808
2.38%, 02/08/41	1,500	1,062,251
3.85%, 05/04/43	3,025	2,578,447
4.45%, 05/06/44(a)	963	904,547
3.45%, 02/09/45	2,069	1,634,140
4.38%, 05/13/45	2,013	1,818,116
4.65%, 02/23/46	3,892	3,658,536
3.85%, 08/04/46	2,020	1,673,752
4.25%, 02/09/47	1,163	1,028,297
3.75%, 09/12/47	800	648,107
3.75%, 11/13/47	1,036	839,592
2.95%, 09/11/49	1,386	959,269
2.65%, 05/11/50(a)	2,444	1,584,431
2.40%, 08/20/50	1,473	907,205
2.65%, 02/08/51	2,936	1,886,345
2.70%, 08/05/51	1,815	1,173,846
3.95%, 08/08/52(a)	1,700	1,407,047
4.85%, 05/10/53(a)	1,080	1,055,618
2.55%, 08/20/60(a)	829	509,003
2.80%, 02/08/61	1,773	1,100,600
2.85%, 08/05/61	1,755	1,106,969
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
4.10%, 08/08/62	$1,200	$ 993,805
Dell International LLC/EMC Corp.
4.85%, 02/01/35	900	863,983
8.10%, 07/15/36	901	1,087,774
3.38%, 12/15/41	1,129	846,598
8.35%, 07/15/46(a)	310	403,381
3.45%, 12/15/51(a)	753	524,869
Dell, Inc., 6.50%, 04/15/38	329	350,879
Hewlett Packard Enterprise Co.
6.20%, 10/15/35	663	705,490
6.35%, 10/15/45	1,420	1,510,499
5.60%, 10/15/54	1,475	1,418,757
HP, Inc., 6.00%, 09/15/41	1,238	1,279,490
		38,770,451
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
3.25%, 03/27/40	1,154	913,972
3.63%, 05/01/43(a)	450	364,173
3.88%, 11/01/45	938	764,138
3.38%, 11/01/46(a)	618	461,009
3.38%, 03/27/50	1,450	1,064,343
		3,567,635
Tobacco — 1.2%
Altria Group, Inc.
5.80%, 02/14/39	1,793	1,821,351
3.40%, 02/04/41	1,579	1,176,336
4.25%, 08/09/42	850	697,645
4.50%, 05/02/43	629	529,763
5.38%, 01/31/44(a)	1,694	1,640,600
3.88%, 09/16/46	1,436	1,070,063
5.95%, 02/14/49(a)	2,343	2,357,765
4.45%, 05/06/50	541	433,757
3.70%, 02/04/51	1,395	979,944
4.00%, 02/04/61(a)	1,129	824,851
BAT Capital Corp.
4.39%, 08/15/37	2,466	2,147,901
3.73%, 09/25/40	500	381,945
7.08%, 08/02/43	700	763,166
4.54%, 08/15/47	2,145	1,714,278
4.76%, 09/06/49	1,170	959,438
5.28%, 04/02/50	463	415,466
3.98%, 09/25/50	200	145,126
5.65%, 03/16/52	704	651,867
7.08%, 08/02/53	900	996,886
Philip Morris International, Inc.
6.38%, 05/16/38	1,500	1,645,247
4.38%, 11/15/41	845	734,351
4.50%, 03/20/42	760	669,990
3.88%, 08/21/42	713	575,707
4.13%, 03/04/43	971	808,982
4.88%, 11/15/43	588	542,966
4.25%, 11/10/44	1,050	880,816
Reynolds American, Inc.
5.70%, 08/15/35(a)	618	623,736
7.25%, 06/15/37	400	445,563
6.15%, 09/15/43(a)	497	496,598
5.85%, 08/15/45	2,300	2,219,502
		29,351,606
Transportation Infrastructure — 0.7%
FedEx Corp.
3.90%, 02/01/35	473	423,983

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
3.25%, 05/15/41	$733	$ 545,275
3.88%, 08/01/42	500	396,398
4.10%, 04/15/43	500	407,860
5.10%, 01/15/44	700	651,124
4.10%, 02/01/45	625	500,464
4.75%, 11/15/45	1,196	1,046,142
4.55%, 04/01/46	1,145	971,195
4.40%, 01/15/47	763	630,819
4.05%, 02/15/48(a)	1,403	1,108,565
4.95%, 10/17/48(a)	779	698,719
5.25%, 05/15/50(a)	1,254	1,180,012
United Parcel Service, Inc.
6.20%, 01/15/38	1,226	1,343,592
5.20%, 04/01/40	429	424,753
4.88%, 11/15/40	400	382,213
3.63%, 10/01/42	463	369,482
3.40%, 11/15/46	367	275,492
3.75%, 11/15/47	1,055	820,856
4.25%, 03/15/49	879	739,246
3.40%, 09/01/49	600	440,589
5.30%, 04/01/50	1,179	1,167,935
5.05%, 03/03/53(a)	1,200	1,142,334
5.50%, 05/22/54(a)	975	994,079
5.60%, 05/22/64	775	787,317
		17,448,444
Water Utilities — 0.2%
American Water Capital Corp.
6.59%, 10/15/37	800	899,980
4.30%, 12/01/42	625	542,393
4.30%, 09/01/45	213	181,371
4.00%, 12/01/46	280	227,078
3.75%, 09/01/47	713	548,037
4.20%, 09/01/48	575	478,011
4.15%, 06/01/49	413	339,386
3.45%, 05/01/50	500	363,610
3.25%, 06/01/51	745	518,085
5.45%, 03/01/54(a)	650	647,532
Essential Utilities, Inc.
4.28%, 05/01/49	400	327,613
3.35%, 04/15/50	604	417,562
5.30%, 05/01/52	579	546,065
		6,036,723
Wireless Telecommunication Services — 1.7%
America Movil SAB de C.V.
6.38%, 03/01/35	975	1,053,127
6.13%, 11/15/37	375	392,852
4.38%, 04/22/49(a)	1,228	1,038,654
America Movil SAB de CV
6.13%, 03/30/40	1,925	2,019,048
4.38%, 07/16/42	971	837,476
Orange SA
5.38%, 01/13/42	1,062	1,039,133
5.50%, 02/06/44	750	743,920
Rogers Communications, Inc.
7.50%, 08/15/38	475	551,580
4.50%, 03/15/42(a)	826	711,227
4.50%, 03/15/43	500	425,231
5.45%, 10/01/43	525	503,135
5.00%, 03/15/44	1,088	988,201
4.30%, 02/15/48	786	631,328
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc. (continued)
4.35%, 05/01/49	$1,311	$ 1,062,852
3.70%, 11/15/49	1,029	746,242
4.55%, 03/15/52	2,023	1,675,198
T-Mobile U.S., Inc.
4.70%, 01/15/35	375	360,757
4.38%, 04/15/40	2,211	1,954,896
3.00%, 02/15/41	2,059	1,511,766
4.50%, 04/15/50	3,150	2,671,467
3.30%, 02/15/51	2,900	1,994,316
3.40%, 10/15/52	3,009	2,094,733
5.65%, 01/15/53(a)	1,850	1,853,137
5.75%, 01/15/54(a)	1,250	1,266,272
6.00%, 06/15/54(a)	1,030	1,081,922
5.50%, 01/15/55(a)	690	679,128
5.25%, 06/15/55	1,200	1,136,625
3.60%, 11/15/60	1,606	1,103,949
5.80%, 09/15/62	750	756,192
Vodafone Group PLC
6.15%, 02/27/37	449	478,086
5.00%, 05/30/38(a)	550	525,657
4.38%, 02/19/43	275	240,010
5.25%, 05/30/48	1,350	1,269,201
4.88%, 06/19/49	1,693	1,491,954
4.25%, 09/17/50	1,235	976,145
5.63%, 02/10/53	1,375	1,333,967
5.75%, 06/28/54	1,950	1,926,863
5.13%, 06/19/59	496	439,106
5.75%, 02/10/63	525	504,064
5.88%, 06/28/64	1,175	1,153,508
		43,222,925
Total Corporate Bonds — 88.9% (Cost: $2,463,791,469)		2,222,903,026
Foreign Agency Obligations
Chile — 0.5%
Chile Government International Bond
4.95%, 01/05/36	1,700	1,662,024
3.10%, 05/07/41	2,850	2,116,290
4.34%, 03/07/42	1,925	1,678,392
3.63%, 10/30/42	450	352,155
3.86%, 06/21/47	975	760,809
3.50%, 01/25/50	2,253	1,633,363
4.00%, 01/31/52(a)	960	750,235
5.33%, 01/05/54	1,470	1,417,535
3.10%, 01/22/61	2,132	1,328,485
3.25%, 09/21/71(a)	908	567,224
		12,266,512
Hungary — 0.1%
Hungary Government International Bond, 7.63%, 03/29/41	1,216	1,386,057
Indonesia — 0.5%
Indonesia Government International Bond
4.35%, 01/11/48(a)	1,666	1,460,259
5.35%, 02/11/49	900	908,817
3.70%, 10/30/49(a)	1,000	780,253
3.50%, 02/14/50(a)	678	510,428
4.20%, 10/15/50(a)	1,528	1,293,959
3.05%, 03/12/51	2,139	1,466,136
4.30%, 03/31/52	750	642,321
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bond (continued)
5.45%, 09/20/52	$525	$ 529,667
5.65%, 01/11/53(a)	630	652,333
5.10%, 02/10/54(a)	950	917,404
5.15%, 09/10/54	500	485,739
3.20%, 09/23/61	900	589,936
4.45%, 04/15/70	1,000	841,741
3.35%, 03/12/71	750	496,333
		11,575,326
Israel — 0.3%
Israel Government International Bond
5.75%, 03/12/54	2,950	2,693,581
Series 100Y, 4.50%, 12/31/99	850	591,538
Series 30Y, 4.50%, 01/30/43	1,535	1,255,184
Series 30Y, 4.13%, 01/17/48	978	730,619
Series 30Y, 3.88%, 07/03/50	1,978	1,386,415
State of Israel, Series 30Y, 3.38%, 01/15/50	1,978	1,287,292
		7,944,629
Italy — 0.1%
Republic of Italy Government International Bond
Series 10Y, 4.00%, 10/17/49	2,258	1,673,370
Series 30Y, 3.88%, 05/06/51	2,578	1,812,926
		3,486,296
Mexico — 1.3%
Mexico Government International Bond
6.35%, 02/09/35	2,605	2,615,713
6.00%, 05/07/36	3,800	3,690,392
6.05%, 01/11/40	2,606	2,506,089
4.28%, 08/14/41	2,432	1,873,489
4.75%, 03/08/44(a)	3,722	2,956,841
5.55%, 01/21/45(a)	2,765	2,497,351
4.60%, 01/23/46(a)	2,282	1,733,182
4.35%, 01/15/47(a)	1,097	804,046
4.60%, 02/10/48	1,722	1,295,761
4.50%, 01/31/50(a)	1,929	1,429,363
5.00%, 04/27/51	2,360	1,861,278
4.40%, 02/12/52	2,275	1,623,387
6.34%, 05/04/53	2,864	2,660,841
6.40%, 05/07/54	2,500	2,346,816
3.77%, 05/24/61(a)	3,110	1,870,293
5.75%, 12/31/99	2,472	1,974,875
		33,739,717
Panama — 0.6%
Panama Government International Bond
6.40%, 02/14/35	2,200	2,107,246
6.70%, 01/26/36(a)	2,013	1,977,973
6.88%, 01/31/36	820	808,403
8.00%, 03/01/38	1,100	1,158,861
4.50%, 05/15/47	1,150	793,925
4.50%, 04/16/50(a)	2,268	1,511,124
4.30%, 04/29/53(a)	1,778	1,126,726
6.85%, 03/28/54	1,350	1,241,125
4.50%, 04/01/56	2,008	1,291,379
7.88%, 03/01/57	650	679,646
3.87%, 07/23/60(a)	2,803	1,581,445
4.50%, 01/19/63	1,500	949,911
		15,227,764
Peru — 0.4%
Peruvian Government International Bond
5.38%, 02/08/35	1,300	1,280,350
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bond (continued)
6.55%, 03/14/37(a)	$1,188	$ 1,275,698
3.30%, 03/11/41	1,209	905,854
5.63%, 11/18/50	2,385	2,329,784
3.55%, 03/10/51	1,800	1,273,873
5.88%, 08/08/54	1,875	1,858,344
2.78%, 12/01/60	1,736	971,298
3.60%, 01/15/72	925	592,447
3.23%, 12/31/99(a)	1,088	607,879
		11,095,527
Philippines — 0.6%
Philippines Government International Bond
4.75%, 03/05/35	750	734,252
5.00%, 01/13/37(a)	1,128	1,122,541
3.95%, 01/20/40	1,850	1,599,785
3.70%, 03/01/41	1,926	1,588,870
3.70%, 02/02/42	1,903	1,562,343
2.95%, 05/05/45	1,228	856,515
2.65%, 12/10/45	1,310	861,188
3.20%, 07/06/46	2,160	1,548,390
4.20%, 03/29/47	900	758,644
5.95%, 10/13/47	700	748,516
5.50%, 01/17/48(a)	1,200	1,213,923
5.60%, 05/14/49(a)	950	972,307
5.18%, 09/05/49	1,000	968,578
		14,535,852
Poland — 0.2%
Republic of Poland Government International Bond
5.50%, 04/04/53	2,400	2,325,938
5.50%, 03/18/54	3,450	3,326,152
		5,652,090
South Korea — 0.1%
Export-Import Bank of Korea, 2.50%, 06/29/41(a)	803	573,587
Korea International Bond
4.13%, 06/10/44(a)	1,000	901,466
3.88%, 09/20/48	345	293,810
		1,768,863
Supranational — 0.1%
European Investment Bank, 4.88%, 02/15/36	750	779,565
Inter-American Development Bank
3.20%, 08/07/42	370	301,512
4.38%, 01/24/44	225	213,352
International Bank for Reconstruction & Development, 4.75%, 02/15/35	413	423,189
		1,717,618
Uruguay — 0.4%
Oriental Republic of Uruguay, 5.25%, 09/10/60	1,185	1,122,111
Uruguay Government International Bond
7.63%, 03/21/36(a)	1,050	1,261,989
4.13%, 11/20/45(a)	800	699,063
5.10%, 06/18/50	3,881	3,693,376
4.98%, 04/20/55	2,574	2,376,322
		9,152,861
Total Foreign Agency Obligations — 5.2% (Cost: $147,404,470)		129,549,112

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	$910	$ 852,705
California — 1.2%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	610	664,718
Series S-1, 7.04%, 04/01/50	25	29,437
Series S-3, 6.91%, 10/01/50	1,540	1,783,760
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(a)	845	587,107
California Health Facilities Financing Authority, RB, M/F Housing, Sustainability Bonds, 4.35%, 06/01/41	500	455,238
California State University, RB
Series B, 5.18%, 11/01/53	1,245	1,232,049
Series E, 2.90%, 11/01/51	125	90,025
California State University, Refunding RB
Series B, 2.98%, 11/01/51(a)	835	586,938
Series B, 2.72%, 11/01/52	270	180,372
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	540	464,704
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	25	28,582
East Bay Municipal Utility District Water System Revenue, RB, BAB, 5.87%, 06/01/40	1,525	1,594,327
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	195	162,440
Series A, (AGM), 3.92%, 01/15/53	110	89,100
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	1,420	1,095,567
Class B, (SAP), 3.00%, 06/01/46	80	73,485
Series A-1, 3.71%, 06/01/41	210	160,769
Series A-1, 4.21%, 06/01/50	210	155,227
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49(a)	1,315	1,510,809
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	25	29,686
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	1,300	1,446,216
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.26%, 05/15/60(a)	290	197,457
Series N, 3.71%, 05/15/2120	1,400	935,493
Series Q, 4.56%, 05/15/53	1,135	1,014,069
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	55	60,471
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, BAB, Series F, 6.58%, 05/15/49	490	538,911
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	190	197,570
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	1,030	1,097,778
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	225	174,413
Security	Par (000)	Value
California (continued)
State of California, GO, BAB
7.55%, 04/01/39	$2,765	$ 3,338,592
7.30%, 10/01/39	2,890	3,359,086
7.35%, 11/01/39	1,270	1,483,321
7.63%, 03/01/40	1,980	2,395,787
7.60%, 11/01/40(a)	1,525	1,869,887
State of California, Refunding GO
4.60%, 04/01/38	100	95,247
5.20%, 03/01/43	265	261,459
University of California, RB
Series AD, 4.86%, 05/15/2112	225	201,802
Series AQ, 4.77%, 05/15/2115	333	291,758
		29,933,657
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50(a)	25	26,436
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	530	481,452
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	25	30,502
		511,954
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	540	487,161
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	90	66,728
County of Miami-Dade Seaport Department, ARB, 6.22%, 11/01/55	85	89,714
		643,603
Georgia — 0.1%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 2.26%, 11/01/35	150	120,751
Municipal Electric Authority of Georgia, Refunding RB, BAB
6.64%, 04/01/57	1,002	1,101,689
6.66%, 04/01/57	813	901,111
		2,123,551
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	25	17,793
Illinois — 0.2%
Chicago O’Hare International Airport, ARB
Series C, Senior Lien, 4.47%, 01/01/49(a)	100	89,981
Series C, Senior Lien, 4.57%, 01/01/54	100	92,638
Chicago O’Hare International Airport, Refunding ARB, BAB, Series B, 6.40%, 01/01/40(a)	890	969,314
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB
Series A, 6.90%, 12/01/40	408	450,542
Series B, 6.90%, 12/01/40	1,106	1,222,236
Chicago Transit Authority Sales Tax Receipts Fund, RB, BAB, Series B, 6.20%, 12/01/40	345	360,740
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	670	691,658
Sales Tax Securitization Corp., Refunding RB
Series B, 3.59%, 01/01/43	320	267,009
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Sales Tax Securitization Corp., Refunding RB (continued)
Series B, 2nd Lien, 3.24%, 01/01/42	$1,030	$ 821,924
State of Illinois, GO, BAB, 7.35%, 07/01/35(a)	821	892,715
		5,858,757
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	55	40,826
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	90	63,241
Louisiana — 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-4, 4.48%, 08/01/39(a)	1,460	1,388,602
Series A-3, 5.20%, 12/01/39	495	499,044
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A, 2.95%, 05/01/41(a)	150	114,744
		2,002,390
Maryland — 0.1%
Maryland Economic Development Corp., RB
Sustainability Bonds, 5.43%, 05/31/56	780	778,040
Sustainability Bonds, 5.94%, 05/31/57	180	184,308
		962,348
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	25	17,689
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	1,570	1,601,770
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	670	695,985
Massachusetts School Building Authority, Refunding RB, Sub-Series B, 3.40%, 10/15/40	55	46,203
		2,361,647
Michigan — 0.2%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	90	78,638
3.38%, 12/01/40(a)	1,555	1,274,301
Michigan State University, RB, Series A, 4.17%, 08/15/2122	243	188,163
University of Michigan, RB
Series A, 3.50%, 04/01/52	55	42,339
Series A, 4.45%, 04/01/2122	1,547	1,289,890
Series B, 2.44%, 04/01/40	975	711,855
Series B, 2.56%, 04/01/50	1,163	742,778
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47(a)	1,000	836,527
		5,164,491
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52(a)	118	100,027
Security	Par (000)	Value
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	$750	$ 574,710
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Class A, 3.23%, 05/15/50(a)	155	113,971
		688,681
Nebraska — 0.0%
University of Nebraska Facilities Corp., Refunding RB, Series A, 3.04%, 10/01/49	125	91,292
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45(a)	355	404,882
New Jersey — 0.2%
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	1,025	1,114,782
New Jersey Turnpike Authority, RB, BAB
Series A, 7.10%, 01/01/41	620	709,988
Series F, 7.41%, 01/01/40	2,505	2,951,958
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119	463	329,458
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	345	277,238
		5,383,424
New York — 0.8%
City of New York, GO
Series D-2, 5.26%, 10/01/44	250	246,676
Sustainability Bonds, 5.26%, 10/01/52(a)	780	790,546
Series D-1, Sustainability Bonds, 5.11%, 10/01/54	1,400	1,386,400
City of New York, GO, BAB
5.52%, 10/01/37	400	406,018
Series F-1, 6.27%, 12/01/37	415	444,991
City of New York, GOL, Series C-2, 4.61%, 09/01/37	400	385,894
Empire State Development Corp., RB, BAB, 5.77%, 03/15/39	1,005	1,028,111
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	350	416,318
Metropolitan Transportation Authority, RB, BAB
6.67%, 11/15/39	1,855	2,005,452
6.81%, 11/15/40	320	349,752
New York City Municipal Water Finance Authority, RB, 5.95%, 06/15/42	55	57,499
New York City Municipal Water Finance Authority, RB, BAB, 5.75%, 06/15/41	2,125	2,178,155
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	25	25,845
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	215	219,783
6.01%, 06/15/42(a)	490	514,614
5.44%, 06/15/43	125	123,069
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.57%, 11/01/38	520	528,087
New York State Dormitory Authority, RB, BAB
Series D, 5.60%, 03/15/40	1,110	1,124,085
Series F, 5.63%, 03/15/39(a)	350	354,846
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	125	117,747
Series 20, 4.23%, 10/15/57	1,070	907,653

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, ARB (continued)
Series 215, 3.29%, 08/01/69	$125	$ 84,400
Series 225, 3.18%, 07/15/60	370	247,324
Series 229, 3.14%, 02/15/51	1,600	1,175,267
Port Authority of New York & New Jersey, RB
Series 165, 5.65%, 11/01/40(a)	1,025	1,075,496
Series 168, 4.93%, 10/01/51	1,030	987,678
Series 181, 4.96%, 08/01/46	110	106,267
Series 182, 5.31%, 08/01/46	25	24,445
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	2,315	2,048,290
		19,360,708
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51(a)	60	42,931
Ohio — 0.2%
American Municipal Power, Inc., RB
Series B, 7.83%, 02/15/41	525	639,809
Series B, 8.08%, 02/15/50	400	531,054
JobsOhio Beverage System, Refunding RB
Series A, 2.83%, 01/01/38	400	328,847
Series B, 4.53%, 01/01/35	280	276,097
Ohio State University, RB, BAB, Series C, 4.91%, 06/01/40	1,760	1,668,914
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	155	115,241
		3,559,962
Oklahoma — 0.1%
Oklahoma Development Finance Authority, RB
Series A2, 4.38%, 11/01/45	290	272,430
Series A-2, 4.62%, 06/01/44	580	554,500
Series A-2, 4.85%, 02/01/45	500	487,674
Series A-3, 5.09%, 02/01/52	265	257,326
Series A-3, 4.71%, 05/01/52	115	106,869
		1,678,799
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	113	79,818
Pennsylvania — 0.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, 2.93%, 07/01/45	115	85,257
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	1,540	1,163,128
Pennsylvania State University, Refunding RB
Series D, 2.79%, 09/01/43	400	303,827
Series D, 2.84%, 09/01/50	95	66,012
Pennsylvania Turnpike Commission, RB, BAB, Series B, 5.51%, 12/01/45	610	610,717
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	113	75,005
		2,303,946
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	26	28,781
Security	Par (000)	Value
Texas — 0.7%
Board of Regents of the University of Texas System, RB, BAB, Series C, 4.79%, 08/15/46	$2,505	$ 2,357,716
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	180	170,300
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41	155	160,385
Dallas Area Rapid Transit, RB, BAB
5.02%, 12/01/48	455	435,055
Series B, 6.00%, 12/01/44	1,450	1,518,545
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	455	312,392
Dallas Fort Worth International Airport, ARB
Series A, 4.09%, 11/01/51(a)	1,300	1,099,715
Series A, 4.51%, 11/01/51	190	170,629
Dallas Fort Worth International Airport, Refunding RB
Series A, 2.99%, 11/01/38	125	104,810
Series A, 3.14%, 11/01/45(a)	190	143,516
Series C, 3.09%, 11/01/40	1,065	842,903
Series C, 2.92%, 11/01/50	720	516,529
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	1,890	1,375,334
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	1,160	1,322,777
Permanent University Fund - University of Texas System, Refunding RB, Series A, 3.38%, 07/01/47	850	669,938
State of Texas, GO, BAB
5.52%, 04/01/39	945	985,740
Series A, 4.68%, 04/01/40	1,500	1,434,844
Texas Natural Gas Securitization Finance Corp., RB
Series 2023-1, 5.10%, 04/01/35(a)	1,450	1,474,498
Series 2023-1, 5.17%, 04/01/41	2,000	2,025,977
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49	375	308,686
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44(a)	800	566,961
		17,997,250
Virginia — 0.0%
University of Virginia, Refunding RB
2.26%, 09/01/50	500	297,707
Series A, 3.23%, 09/01/2119(a)	55	33,365
Series U, 2.58%, 11/01/51	215	137,117
		468,189
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	490	454,113
Total Municipal Bonds — 4.1% (Cost: $117,211,070)		103,206,202
Preferred Securities
Capital Trust — 0.1%
Insurance — 0.1%
MetLife, Inc., 6.40%, 12/15/66	1,250	1,301,042
Total Preferred Securities — 0.1% (Cost: $1,300,194)		1,301,042
Total Long-Term Investments — 98.3% (Cost: $2,729,707,203)		2,456,959,382

Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	240,236,392	$ 240,404,557
Total Short-Term Securities — 9.6% (Cost: $240,287,511)		240,404,557
Total Investments — 107.9% (Cost: $2,969,994,714)		2,697,363,939
Liabilities in Excess of Other Assets — (7.9)%		(197,681,635)
Net Assets — 100.0%		$ 2,499,682,304

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 175,565,567	$ 64,785,764 (a)	$ —	$ (5,778)	$ 59,004	$ 240,404,557	240,236,392	$ 1,689,685 (b)	$ 15

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,222,903,026	$ —	$ 2,222,903,026
Foreign Agency Obligations	—	129,549,112	—	129,549,112
Municipal Bonds	—	103,206,202	—	103,206,202
Preferred Securities
Capital Trust	—	1,301,042	—	1,301,042

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 240,404,557	$ —	$ —	$ 240,404,557
	$240,404,557	$2,456,959,382	$—	$2,697,363,939
See notes to financial statements.
Schedule of Investments

Schedule of Investments
October 31, 2024
iShares U.S. Long Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.8%
Fannie Mae, 5.63%, 07/15/37	$4,000	$ 4,391,009
Federal Home Loan Banks
5.63%, 03/14/36	1,000	1,083,724
5.50%, 07/15/36	4,730	5,134,976
Tennessee Valley Authority
5.88%, 04/01/36	11,841	13,133,088
3.50%, 12/15/42	66	54,715
		23,797,512
Total U.S. Government Sponsored Agency Securities — 0.8% (Cost: $25,447,992)		23,797,512
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 02/15/36 - 02/15/44	69,416	69,410,505
4.75%, 02/15/37 - 11/15/53	113,009	117,426,629
5.00%, 05/15/37	12,865	13,729,367
4.38%, 02/15/38 - 08/15/43	81,570	80,424,956
3.50%, 02/15/39(a)	12,761	11,576,620
4.25%, 05/15/39 - 08/15/54	194,290	187,343,290
4.63%, 02/15/40 - 05/15/54	142,978	145,431,542
1.13%, 05/15/40 - 08/15/40	121,755	75,592,298
3.88%, 08/15/40 - 05/15/43	64,103	58,805,256
1.38%, 11/15/40 - 08/15/50	147,489	84,274,452
1.88%, 02/15/41 - 11/15/51	251,907	158,792,144
2.25%, 05/15/41 - 02/15/52	253,578	173,266,736
1.75%, 08/15/41	82,509	55,345,490
3.75%, 08/15/41 - 11/15/43	52,466	47,102,137
2.00%, 11/15/41 - 08/15/51(a)	252,610	159,654,162
3.13%, 11/15/41 - 05/15/48	116,586	93,772,667
2.38%, 02/15/42 - 05/15/51	141,960	98,422,332
3.00%, 05/15/42 - 08/15/52(a)	390,062	301,565,280
3.25%, 05/15/42	48,247	40,602,866
2.75%, 08/15/42 - 11/15/47	157,938	119,482,448
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued)
3.38%, 08/15/42 - 11/15/48	$89,477	$ 74,440,988
4.00%, 11/15/42 - 11/15/52	103,000	95,131,750
2.88%, 05/15/43 - 05/15/52	178,608	134,107,046
3.63%, 08/15/43 - 05/15/53	176,156	152,004,102
4.13%, 08/15/44 - 08/15/53(a)	121,734	114,353,860
2.50%, 02/15/45 - 05/15/46	193,848	138,531,802
1.25%, 05/15/50	48,428	24,327,503
1.63%, 11/15/50	120,354	66,514,556
Total U.S. Treasury Obligations — 97.7% (Cost: $3,360,038,447)		2,891,432,784
Total Long-Term Investments — 98.5% (Cost: $3,385,486,439)		2,915,230,296

	Shares
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(b)(c)(d)	61,273,447	61,316,339
Total Short-Term Securities — 2.1% (Cost: $61,306,784)		61,316,339
Total Investments — 100.6% (Cost: $3,446,793,223)		2,976,546,635
Liabilities in Excess of Other Assets — (0.6)%		(17,875,348)
Net Assets — 100.0%		$ 2,958,671,287

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 771,554,674	$ —	$ (710,393,788)(a)	$ 412,331	$ (256,878)	$ 61,316,339	61,273,447	$ 865,596 (b)	$ 6

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	1	12/19/24	$ 126	$ (7,923)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 7,923	$ —	$ 7,923

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,665	$ —	$ 1,665
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 8,170	$ —	$ 8,170
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$125,742
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 23,797,512	$ —	$ 23,797,512
U.S. Treasury Obligations	—	2,891,432,784	—	2,891,432,784
Short-Term Securities
Money Market Funds	61,316,339	—	—	61,316,339
	$61,316,339	$2,915,230,296	$—	$2,976,546,635
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Long Government Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (7,923)	$ —	$ —	$ (7,923)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
October 31, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/29	$600	$ 594,918
American Express Credit Account Master Trust
Series 2023-3, Class A, 5.23%, 09/15/28	4,402	4,458,427
Series 2024-2, Class A, 5.24%, 04/15/31	3,000	3,083,105
Series 2024-3, Class A, 4.65%, 07/15/29	2,770	2,781,009
Americredit Automobile Receivables Trust, Series 2023-1, Class A3, 5.62%, 11/18/27	1,685	1,698,540
CarMax Auto Owner Trust, Series 2024-4, Class A4, 04/15/30(a)	860	861,352
Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.26%, 10/10/29	940	927,168
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/28	6,913	6,992,690
Series 2024-A1I, Class A, 4.60%, 01/16/29	1,520	1,523,613
CNH Equipment Trust, Series 2024-B, Class A3, 5.19%, 09/17/29	1,600	1,619,202
Exeter Automobile Receivables Trust
Series 2024-2A, Class B, 5.61%, 04/17/28	2,500	2,512,014
Series 2024-2A, Class C, 5.74%, 05/15/29	3,000	3,038,694
Series 2024-2A, Class D, 5.92%, 02/15/30	2,000	2,017,131
Ford Credit Auto Owner Trust
Series 2022-C, Class A4, 4.59%, 12/15/27	4,000	3,997,621
Series 2024-A, Class A3, 5.09%, 12/15/28	7,350	7,421,480
Series 2024-C, Class A3, 4.07%, 07/15/29	3,000	2,968,349
GM Financial Consumer Automobile Receivables Trust
Series 2024-2, Class A3, 5.10%, 03/16/29	2,938	2,966,957
Series 2024-2, Class B, 5.28%, 10/16/29	850	861,186
Series 2024-4, Class A3, 4.40%, 08/16/29	1,000	997,199
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3, 4.57%, 03/21/29	5,000	5,006,561
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26	383	380,931
Series 2022-B, Class A4, 3.80%, 08/15/28	450	445,084
Series 2024-A, Class A3, 4.99%, 02/15/29	4,000	4,031,788
John Deere Owner Trust
Series 2024-A, Class A3, 4.96%, 11/15/28	650	655,001
Series 2024-A, Class A4, 4.91%, 02/18/31	610	613,927
Nissan Auto Receivables Owner Trust, Series 2024-A, Class A3, 5.28%, 12/15/28	2,250	2,278,947
PG&E Wildfire Recovery Funding LLC, Series 2022-1, Class A4, 4.45%, 12/01/49	3,000	2,676,095
Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 02/16/27	52	52,252
Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.04%, 03/15/30	1,740	1,751,844
Toyota Auto Receivables Owner Trust
Series 2021-B, Class A3, 0.26%, 11/17/25	88	87,683
Series 2024-A, Class A3, 4.83%, 10/16/28	2,000	2,009,244
Verizon Master Trust, Series 2024-3, Class A1A, 5.34%, 04/22/30	7,000	7,127,362
Virginia Power Fuel Securitization LLC, Series 2020- 24, Class A2, 4.88%, 05/01/33	2,000	2,017,483
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/27	4,430	4,474,777
Security	Par (000)	Value
Asset-Backed Securities (continued)
WF Card Issuance Trust, Series 2024-A2, Class A, 4.29%, 10/15/29	$1,200	$ 1,192,540
World Omni Auto Receivables Trust, Series 2022-A, Class A4, 1.90%, 03/15/28	1,000	965,303
Total Asset-Backed Securities — 1.7% (Cost: $86,509,882)		87,087,477
Corporate Bonds
Electric Utilities — 0.0%
PG&E Recovery Funding LLC
Series 2024-1, Class A3, 5.53%, 06/01/51	900	912,263
Series 2024-A, Class A2, 5.23%, 06/01/42	1,000	1,012,938
PG&E Wildfire Recovery Funding LLC, Series A-2, 4.26%, 06/01/38	1,000	947,505
Total Corporate Bonds — 0.0% (Cost: $2,910,927)		2,872,706
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 2.8%
Bank
Series 2019-BN16, Class C, 4.79%, 02/15/52(b)	1,000	898,790
Series 2019-BN18, Class A4, 3.58%, 05/15/62	1,659	1,523,081
Series 2019-BN21, Class A5, 2.85%, 10/17/52	4,564	4,111,430
Series 2020-BN25, Class C, 3.35%, 01/15/63(b)	200	165,158
Series 2020-BN27, Class A5, 2.14%, 04/15/63	4,515	3,816,877
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	2,860	2,935,413
Series 2024-5YR7, Class AS, 6.49%, 06/15/57(b)	1,180	1,230,922
Series 2024-5YR7, Class B, 6.94%, 06/15/57	1,150	1,195,746
Barclays Commercial Mortgage(a)
11/15/57(b)	250	257,487
11/15/57	400	411,986
BBCMS Mortgage Trust
Series 2017-C1, Class A4, 3.67%, 02/15/50	1,908	1,847,874
Series 2018-C2, Class A4, 4.05%, 12/15/51	500	484,567
Series 2020-C7, Class A5, 2.04%, 04/15/53	5,536	4,725,043
Series 2021-C12, Class A5, 2.69%, 11/15/54	1,171	1,008,021
Series 2022-C16, Class A5, 4.60%, 06/15/55(b)	3,000	2,910,681
Series 2024-5C25, Class AS, 6.36%, 03/15/57(b)	410	424,397
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	7,713	6,692,634
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	2,489	2,414,996
Series 2019-B10, Class A4, 3.72%, 03/15/62	2,654	2,521,974
Series 2019-B11, Class A4, 3.28%, 05/15/52	3,319	3,060,850
Series 2019-B13, Class A4, 2.95%, 08/15/57	7,093	6,437,763
Series 2019-B9, Class A5, 4.02%, 03/15/52	2,489	2,366,817
Series 2020-B19, Class B, 2.35%, 09/15/53	937	691,425
Series 2020-B21, Class A4, 1.70%, 12/17/53	2,988	2,509,782
Series 2020-B21, Class A5, 1.98%, 12/17/53	1,990	1,664,895
Series 2021-B28, Class A5, 2.22%, 08/15/54	7,100	5,934,873
Series 2021-B29, Class A5, 2.39%, 09/15/54	2,763	2,335,220
Series 2024-V6, Class A3, 5.93%, 03/15/57	2,000	2,061,291
Series 2024-V6, Class AS, 6.38%, 03/15/57	920	951,625
Series 2024-V6, Class B, 6.79%, 03/15/57	780	808,058
Series 2024-V6, Class C, 6.67%, 03/15/57	440	447,859
Series 2024-V7, Class A2, 5.77%, 05/15/56	1,000	1,023,503
Series 2024-V8, Class B, 6.95%, 07/15/57(b)	500	523,224
BMO Mortgage Trust
5.86%, 02/15/57	1,400	1,442,799
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust (continued)
Series 2024-5C3, Class AS, 6.29%, 02/15/57(b)	$1,000	$ 1,031,859
Series 2024-5C6, Class AS, 5.75%, 09/15/57(b)	500	505,811
Series 2024-C8, Class A5, 5.60%, 03/15/57(b)	2,720	2,820,626
Series 2024-C8, Class AS, 5.91%, 03/15/57(b)	4,250	4,397,537
Series 2024-C8, Class B, 6.14%, 03/15/57(b)	1,470	1,521,914
Series 2024-C8, Class C, 6.23%, 03/15/57(b)	250	241,379
Citigroup Commercial Mortgage Trust
Series 2016-GC37, Class A4, 3.31%, 04/10/49	2,903	2,839,147
Series 2016-P5, Class A4, 2.94%, 10/10/49	829	792,396
Series 2017-C4, Class A4, 3.47%, 10/12/50	7,905	7,559,154
Series 2017-P7, Class A4, 3.71%, 04/14/50	1,866	1,789,091
Commercial Mortgage Trust, Series 2016-CR28, Class A4, 3.76%, 02/10/49	620	610,779
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class A5, 3.50%, 11/15/49	3,984	3,860,589
Series 2018-CX11, Class A5, 4.03%, 04/15/51(b)	3,319	3,226,024
DBJPM Mortgage Trust
Series 2016-C3, Class A5, 2.89%, 08/10/49	6,225	5,979,849
Series 2017-C6, Class AM, 3.56%, 06/10/50(b)	1,500	1,395,392
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(b)	2,489	2,388,409
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5, 3.45%, 09/15/50	2,903	2,767,674
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.41%, 10/15/50	4,979	4,740,428
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4, 3.54%, 01/15/49	5,621	5,500,196
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A4, 3.81%, 12/15/48	978	960,634
Series 2018-H3, Class A4, 3.91%, 07/15/51	2,489	2,400,864
Series 2019-H6, Class A4, 3.42%, 06/15/52	488	453,642
Series 2019-L3, Class AS, 3.49%, 11/15/52	628	561,760
Series 2021-L6, Class AS, 2.75%, 06/15/54(b)	1,634	1,373,679
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(b)	750	717,902
Series 2018-C47, Class AS, 4.67%, 09/15/61(b)	2,000	1,922,315
Series 2019-C49, Class A5, 4.02%, 03/15/52	3,195	3,075,441
Series 2020-C56, Class A5, 2.45%, 06/15/53	2,580	2,241,186
Series 2020-C58, Class A4, 2.09%, 07/15/53	2,349	1,982,295
Series 2021-C61, Class C, 3.31%, 11/15/54	500	397,643
Total Non-Agency Mortgage-Backed Securities — 2.8% (Cost: $151,856,512)		141,892,676
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 2.8%
Fannie Mae-Aces
Series 2016-M5, Class A2, 2.47%, 04/25/26	4,288	4,165,566
Series 2016-M6, Class A2, 2.49%, 05/25/26	4,377	4,244,231
Series 2017-M12, Class A2, 3.06%, 06/25/27(b)	1,192	1,152,032
Series 2017-M15, Class A2, 2.96%, 09/25/27(b)	2,938	2,830,387
Series 2018-M12, Class A2, 3.63%, 08/25/30(b)	2,489	2,366,412
Series 2018-M3, Class A2, 3.06%, 02/25/30(b)	6,525	6,108,173
Series 2019-M22, Class A2, 2.52%, 08/25/29	3,679	3,379,961
Series 2020-M46, Class A2, 1.32%, 05/25/30	4,549	3,879,246
Series 2021-M13, Class A2, 1.60%, 04/25/31(b)	3,536	2,942,567
Series 2021-M17, Class A2, 1.71%, 07/25/31(b)	2,489	2,077,363
Freddie Mac
Series K071, Class A2, 3.29%, 11/25/27	10,000	9,652,050
Series K149, Class AM, 3.53%, 09/25/32	500	459,628
Series K-157, Class A2, 4.20%, 05/25/33	1,000	964,994
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Series K-158, Class A2, 4.05%, 07/25/33	$1,500	$ 1,430,831
Series K739, Class A2, 1.34%, 09/25/27	3,000	2,766,174
Freddie Mac Multifamily Structured Pass Through Certificates
Series K063, Class A2, 3.43%, 01/25/27(b)	4,150	4,057,813
Series K066, Class A2, 3.12%, 06/25/27	2,903	2,805,407
Series K076, Class A2, 3.90%, 04/25/28	1,659	1,625,156
Series K081, Class A2, 3.90%, 08/25/28(b)	8,302	8,115,444
Series K088, Class A2, 3.69%, 01/25/29	413	399,705
Series K100, Class A2, 2.67%, 09/25/29	11,302	10,376,925
Series K101, Class A2, 2.52%, 10/25/29	4,690	4,271,781
Series K109, Class A2, 1.56%, 04/25/30	8,471	7,258,586
Series K110, Class A2, 1.48%, 04/25/30	2,190	1,871,181
Series K111, Class A2, 1.35%, 05/25/30	829	700,422
Series K120, Class A2, 1.50%, 10/25/30	2,000	1,678,320
Series K123, Class A2, 1.62%, 12/25/30	8,302	6,999,347
Series K126, Class A2, 2.07%, 01/25/31	9,074	7,846,532
Series K136, Class A2, 2.13%, 11/25/31	2,000	1,699,867
Series K143, Class A2, 2.35%, 03/25/32	3,425	2,933,919
Series K144, Class A2, 2.45%, 04/25/32	5,000	4,307,115
Series K146, Class A2, 2.92%, 06/25/32	2,000	1,777,115
Series K-151, Class A2, 3.80%, 10/25/32(b)	3,750	3,528,120
Series K-1521, Class A2, 2.18%, 08/25/36	3,967	3,041,990
Series K-154, Class A2, 4.35%, 01/25/33(b)	3,000	2,928,746
Series K-156, Class A2, 4.43%, 02/25/33(b)	2,500	2,454,117
Series K-159, Class A2, 4.50%, 07/25/33(b)	3,000	2,955,543
Series K748, Class A2, 2.26%, 01/25/29(b)	10,000	9,135,398
Series K753, Class A2, 4.40%, 10/25/30	1,928	1,902,099
		143,090,263
Mortgage-Backed Securities — 93.6%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	810	728,834
4.00%, 02/01/47 - 02/01/57	2,962	2,764,606
3.50%, 11/01/51	4,597	4,170,200
(12-mo. LIBOR US + 1.53%), 6.94%, 05/01/43(b)	32	32,256
(12-mo. LIBOR US + 1.54%), 7.01%, 06/01/43(b)	38	38,656
(12-mo. LIBOR US + 1.70%), 7.50%, 08/01/42(b)	11	11,063
(12-mo. LIBOR US + 1.75%), 7.53%, 08/01/41(b)	2	2,170
(12-mo. LIBOR US + 1.83%), 6.69%, 11/01/40(b)	1	1,493
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	31,183	27,872,955
2.50%, 07/01/28 - 01/01/33	6,568	6,228,384
3.50%, 03/01/32 - 06/01/49	30,689	28,184,474
5.00%, 04/01/33 - 04/01/49	1,283	1,275,248
4.00%, 05/01/33 - 01/01/49	10,473	9,883,271
5.50%, 06/01/35 - 01/01/39	43	43,109
4.50%, 06/01/38 - 01/01/49	4,320	4,194,848
(12-mo. LIBOR US + 1.70%), 6.94%, 08/01/41(b)	2	1,923
(12-mo. LIBOR US + 1.85%), 6.79%, 09/01/40(b)	4	3,636
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 11/15/54(c)	85,624	85,266,080
6.00%, 03/15/35 - 11/15/54(c)	66,831	67,372,631
6.50%, 09/15/36 - 11/15/54(c)	49,361	50,251,612
4.50%, 07/15/39 - 11/20/54(c)	90,339	86,473,900
5.00%, 11/15/39 - 11/15/54(c)	81,055	79,285,163
4.00%, 03/15/41 - 11/15/54(c)	81,690	76,482,333
3.50%, 09/20/42 - 11/20/54(c)	123,030	111,990,085
3.00%, 01/20/43 - 11/20/54(c)	185,966	163,636,045
2.50%, 05/20/45 - 11/15/54(c)	257,568	218,475,765
2.00%, 07/20/50 - 11/20/54(c)	234,088	191,150,140

2024 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Securitized Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities (continued)
1.50%, 10/20/51	$731	$ 571,086
Uniform Mortgage-Backed Securities
4.00%, 10/01/25 - 11/14/54(c)	244,797	229,212,847
3.50%, 02/01/26 - 11/14/54(c)	287,699	261,265,221
3.00%, 01/01/27 - 11/14/54(c)	414,946	366,342,031
2.50%, 09/01/28 - 11/14/54(c)	789,116	668,701,867
7.00%, 02/01/32	7	7,275
6.50%, 07/01/32 - 11/15/54(c)	164,315	168,925,141
5.00%, 11/01/33 - 11/14/54(c)	173,461	168,874,769
6.00%, 03/01/34 - 11/15/54(c)	224,537	227,151,706
2.00%, 12/01/35 - 11/14/54(c)	1,229,895	1,006,285,368
1.50%, 03/01/36 - 11/01/51(c)	127,007	102,427,535
5.50%, 04/01/36 - 11/15/54(c)	234,673	233,379,565
4.50%, 09/01/39 - 11/14/54(c)	151,473	144,678,599
		4,793,643,890
Total U.S. Government Sponsored Agency Securities — 96.4% (Cost: $5,368,736,407)		4,936,734,153
Total Long-Term Investments — 100.9% (Cost: $5,610,013,728)		5,168,587,012

	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)	422,869,349	423,165,358
Total Short-Term Securities — 8.2% (Cost: $422,857,513)		423,165,358
Total Investments Before TBA Sale Commitments — 109.1% (Cost: $6,032,871,241)		5,591,752,370

Security	Par (000)	Value
TBA Sale Commitments(c)
Mortgage-Backed Securities — (0.9)%
Uniform Mortgage-Backed Securities
2.00%, 11/18/39	$(6,450)	$ (5,743,860)
2.50%, 11/18/39	(3,775)	(3,445,592)
3.50%, 11/14/54	(7,950)	(7,106,877)
4.50%, 11/14/54	(4,375)	(4,153,210)
5.50%, 11/15/54	(4,425)	(4,382,958)
6.00%, 11/15/54	(8,000)	(8,050,999)
6.50%, 11/15/54	(13,800)	(14,084,370)
Total TBA Sale Commitments — (0.9)% (Proceeds: $(47,169,437))		(46,967,866)
Total Investments, Net of TBA Sale Commitments — 108.2% (Cost: $5,985,701,804)		5,544,784,504
Liabilities in Excess of Other Assets — (8.2)%		(422,095,211)
Net Assets — 100.0%		$ 5,122,689,293

(a)	When-issued security.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 580,881,705	$ —	$ (157,867,541)(a)	$ 91,261	$ 59,933	$ 423,165,358	422,869,349	$ 29,657,099	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (continued)
October 31, 2024
iShares U.S. Securitized Bond Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 87,087,477	$ —	$ 87,087,477
Corporate Bonds	—	2,872,706	—	2,872,706
Non-Agency Mortgage-Backed Securities	—	141,892,676	—	141,892,676
U.S. Government Sponsored Agency Securities	—	4,936,734,153	—	4,936,734,153
Short-Term Securities
Money Market Funds	423,165,358	—	—	423,165,358
Liabilities
Investments
TBA Sale Commitments	—	(46,967,866)	—	(46,967,866)
	$423,165,358	$5,121,619,146	$—	$5,544,784,504
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities
October 31, 2024

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,310,133,135	$ 5,101,394,952	$ 2,456,959,382	$ 2,915,230,296
Investments, at value — affiliated(c)	257,392,262	344,392,526	240,404,557	61,316,339
Cash	1,363	—	—	—
Cash pledged for futures contracts	—	—	—	7,000
Receivables:
Investments sold	20,469,983	9,091,045	5,090,470	—
Securities lending income — affiliated	52,452	122,791	54,448	35,455
Capital shares sold	131,058,205	169,451,357	123,745,992	218,616,222
Dividends — affiliated	77,297	58,088	104,909	35,893
Interest — unaffiliated	33,453,975	40,053,699	32,973,794	36,533,577
Prepaid expenses	7,874	9,176	6,014	6,262
Total assets	3,752,646,546	5,664,573,634	2,859,339,566	3,231,781,044
LIABILITIES
Collateral on securities loaned	251,605,869	343,486,405	212,718,461	48,564,500
Payables:
Investments purchased	112,702,506	85,471,522	146,904,370	222,212,185
Capital shares redeemed	4,223,411	111,355,840	—	2,300,000
Trustees’ and Officer’s fees	1,471	1,643	1,654	1,467
Professional fees	31,278	30,536	32,777	31,531
Variation margin on futures contracts	—	—	—	74
Total liabilities	368,564,535	540,345,946	359,657,262	273,109,757
Commitments and contingent liabilities
NET ASSETS	$ 3,384,082,011	$ 5,124,227,688	$ 2,499,682,304	$ 2,958,671,287
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 3,541,369,968	$ 5,421,169,185	$ 2,887,513,926	$ 3,545,426,307
Accumulated loss	(157,287,957)	(296,941,497)	(387,831,622)	(586,755,020)
NET ASSETS	$ 3,384,082,011	$ 5,124,227,688	$ 2,499,682,304	$ 2,958,671,287
Net asset value	$ 9.99	$ 9.80	$ 9.22	$ 8.02
(a) Investments, at cost—unaffiliated	$3,370,492,412	$5,290,217,549	$2,729,707,203	$3,385,486,439
(b) Securities loaned, at value	$242,966,868	$333,977,144	$204,605,167	$47,417,063
(c) Investments, at cost—affiliated	$257,257,368	$344,345,232	$240,287,511	$61,306,784
(d) Shares outstanding	338,872,397	522,703,918	271,194,706	368,761,915
(e) Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
(f) Par value	$0.001	$0.001	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Assets and Liabilities  (continued)
October 31, 2024

iShares U.S. Securitized Bond Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 5,168,587,012
Investments, at value — affiliated(b)	423,165,358
Receivables:
Investments sold	7,202,485
TBA sale commitments	47,169,437
Capital shares sold	219,582,644
Dividends — affiliated	1,880,292
Interest — unaffiliated	14,667,208
Principal paydowns	17,367
Prepaid expenses	8,835
Total assets	5,882,280,638
LIABILITIES
Bank overdraft	36,545
TBA sale commitments, at value(c)	46,967,866
Payables:
Investments purchased	712,553,718
Trustees’ and Officer’s fees	1,879
Professional fees	31,337
Total liabilities	759,591,345
Commitments and contingent liabilities
NET ASSETS	$ 5,122,689,293
NET ASSETS CONSIST OF
Paid-in capital(d)(e)(f)	$ 5,627,990,371
Accumulated loss	(505,301,078)
NET ASSETS	$ 5,122,689,293
Net asset value	$ 9.39
(a) Investments, at cost—unaffiliated	$5,610,013,728
(b) Investments, at cost—affiliated	$422,857,513
(c) Proceeds from TBA sale commitments	$47,169,437
(d) Shares outstanding	545,358,316
(e) Shares authorized	Unlimited
(f) Par value	$0.001
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Operations
Year Ended October 31, 2024

	iShares U.S. Intermediate Credit Bond Index Fund	iShares U.S. Intermediate Government Bond Index Fund	iShares U.S. Long Credit Bond Index Fund	iShares U.S. Long Government Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$1,641,656	$752,995	$1,011,449	$500,103
Interest — unaffiliated	127,239,091	136,296,130	116,427,977	95,843,089
Securities lending income — affiliated — net	638,538	838,211	678,236	365,493
Total investment income	129,519,285	137,887,336	118,117,662	96,708,685
EXPENSES
Administration	1,830,228	2,301,558	1,365,843	1,233,536
Investment advisory	1,830,228	2,301,558	1,365,843	1,233,536
Professional	33,610	33,610	33,610	33,609
Trustees and Officer	29,068	39,905	22,497	23,595
Miscellaneous	4,270	5,285	4,573	4,270
Total expenses	3,727,404	4,681,916	2,792,366	2,528,546
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(3,723,134)	(4,676,631)	(2,787,793)	(2,524,276)
Total expenses after fees waived and/or reimbursed	4,270	5,285	4,573	4,270
Net investment income	129,515,015	137,882,051	118,113,089	96,704,415
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,638,590)	(20,898,667)	(45,856,478)	(80,059,323)
Investments — affiliated	(8,556)	790,420	(5,778)	412,331
Capital gain distributions from underlying funds — affiliated	25	6	15	6
Futures contracts	—	—	—	1,665
	(13,647,121)	(20,108,241)	(45,862,241)	(79,645,321)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	169,003,570	172,157,891	302,041,410	316,398,305
Investments — affiliated	66,949	(612,714)	59,004	(256,878)
Futures contracts	—	—	—	8,170
	169,070,519	171,545,177	302,100,414	316,149,597
Net realized and unrealized gain	155,423,398	151,436,936	256,238,173	236,504,276
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$284,938,413	$289,318,987	$374,351,262	$333,208,691
See notes to financial statements.
Statements of Operations

Statements of Operations  (continued)
Year Ended October 31, 2024

iShares U.S. Securitized Bond Index Fund
INVESTMENT INCOME
Dividends — affiliated	$29,657,099
Interest — unaffiliated	155,115,644
Total investment income	184,772,743
EXPENSES
Administration	2,853,542
Investment advisory	2,853,542
Trustees and Officer	40,937
Professional	33,610
Miscellaneous	4,608
Total expenses	5,786,239
Less:
Fees waived and/or reimbursed by the Administrator/Manager	(5,781,631)
Total expenses after fees waived and/or reimbursed	4,608
Net investment income	184,768,135
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	18,986,667
Investments — affiliated	91,261
19,077,928
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	280,970,328
Investments — affiliated	59,933
281,030,261
Net realized and unrealized gain	300,108,189
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$484,876,324
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares U.S. Intermediate Credit Bond Index Fund		iShares U.S. Intermediate Government Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$129,515,015	$77,250,586	$137,882,051	$90,715,523
Net realized loss	(13,647,121)	(14,672,304)	(20,108,241)	(35,320,864)
Net change in unrealized appreciation (depreciation)	169,070,519	(10,140,490)	171,545,177	(6,252,065)
Net increase in net assets resulting from operations	284,938,413	52,437,792	289,318,987	49,142,594
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(129,388,167)	(77,358,427)	(136,403,941)	(89,518,603)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	804,523,675	678,827,108	1,048,413,221	500,310,980
NET ASSETS
Total increase in net assets	960,073,921	653,906,473	1,201,328,267	459,934,971
Beginning of year	2,424,008,090	1,770,101,617	3,922,899,421	3,462,964,450
End of year	$3,384,082,011	$2,424,008,090	$5,124,227,688	$3,922,899,421

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares U.S. Long Credit Bond Index Fund		iShares U.S. Long Government Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$118,113,089	$106,754,435	$96,704,415	$75,226,319
Net realized loss	(45,862,241)	(45,666,996)	(79,645,321)	(28,459,206)
Net change in unrealized appreciation (depreciation)	302,100,414	(48,361,682)	316,149,597	(260,634,110)
Net increase (decrease) in net assets resulting from operations	374,351,262	12,725,757	333,208,691	(213,866,997)
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(117,856,364)	(106,546,280)	(96,037,633)	(74,646,145)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	259,621,932	153,018,649	576,087,086	573,402,649
NET ASSETS
Total increase in net assets	516,116,830	59,198,126	813,258,144	284,889,507
Beginning of year	1,983,565,474	1,924,367,348	2,145,413,143	1,860,523,636
End of year	$2,499,682,304	$1,983,565,474	$2,958,671,287	$2,145,413,143

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets (continued)

	iShares U.S. Securitized Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$184,768,135	$144,811,383
Net realized gain (loss)	19,077,928	(36,939,785)
Net change in unrealized appreciation (depreciation)	281,030,261	(151,263,436)
Net increase (decrease) in net assets resulting from operations	484,876,324	(43,391,838)
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(176,885,720)	(145,884,807)
Return of capital	—	(1,646,980)
Decrease in net assets resulting from distributions to shareholders	(176,885,720)	(147,531,787)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	589,662,685	548,245,723
NET ASSETS
Total increase in net assets	897,653,289	357,322,098
Beginning of year	4,225,036,004	3,867,713,906
End of year	$5,122,689,293	$4,225,036,004

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Credit Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.42	$9.43	$10.00
Net investment income(b)	0.42	0.35	0.12
Net realized and unrealized gain (loss)	0.57	(0.01)	(0.57)
Net increase (decrease) from investment operations	0.99	0.34	(0.45)
Distributions from net investment income(c)	(0.42)	(0.35)	(0.12)
Net asset value, end of period	$9.99	$9.42	$9.43
Total Return(d)
Based on net asset value	10.62%	3.53%	(4.49)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)	— %(g)
Net investment income	4.25%	3.61%	2.84%(g)
Supplemental Data
Net assets, end of period (000)	$3,384,082	$2,424,008	$1,770,102
Portfolio turnover rate	20%	14%	19%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Intermediate Government Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$9.44	$9.51	$10.00
Net investment income(b)	0.29	0.23	0.08
Net realized and unrealized gain (loss)	0.36	(0.08)	(0.50)
Net increase (decrease) from investment operations	0.65	0.15	(0.42)
Distributions from net investment income(c)	(0.29)	(0.22)	(0.07)
Net asset value, end of period	$9.80	$9.44	$9.51
Total Return(d)
Based on net asset value	6.92%	1.59%	(4.18)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)	— %(g)
Net investment income	3.00%	2.35%	1.73%(g)
Supplemental Data
Net assets, end of period (000)	$5,124,228	$3,922,899	$3,462,964
Portfolio turnover rate	21%	24%	16%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Credit Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.17	$8.53	$10.00
Net investment income(b)	0.48	0.47	0.20
Net realized and unrealized gain (loss)	1.05	(0.36)	(1.47)
Net increase (decrease) from investment operations	1.53	0.11	(1.27)
Distributions from net investment income(c)	(0.48)	(0.47)	(0.20)
Net asset value, end of period	$9.22	$8.17	$8.53
Total Return(d)
Based on net asset value	18.83%	0.80%	(12.84)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.12%	0.12%	0.12%(g)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)	— %(g)
Net investment income	5.19%	5.11%	4.79%(g)
Supplemental Data
Net assets, end of period (000)	$2,499,682	$1,983,565	$1,924,367
Portfolio turnover rate	13%	13%	7%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Long Government Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$7.25	$8.18	$10.00
Net investment income(b)	0.32	0.30	0.13
Net realized and unrealized gain (loss)	0.77	(0.93)	(1.82)
Net increase (decrease) from investment operations	1.09	(0.63)	(1.69)
Distributions from net investment income(c)	(0.32)	(0.30)	(0.13)
Net asset value, end of period	$8.02	$7.25	$8.18
Total Return(d)
Based on net asset value	15.01%	(8.17)%	(17.06)%(e)
Ratios to Average Net Assets(f)
Total expenses	0.10%	0.10%	0.10%(g)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)	— %(g)
Net investment income	3.92%	3.57%	3.09%(g)
Supplemental Data
Net assets, end of period (000)	$2,958,671	$2,145,413	$1,860,524
Portfolio turnover rate	12%	4%	5%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Amount is less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Securitized Bond Index Fund
	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Net asset value, beginning of period	$8.76	$9.12	$10.00
Net investment income(b)	0.36	0.32	0.11
Net realized and unrealized gain (loss)	0.62	(0.35)	(0.88)
Net increase (decrease) from investment operations	0.98	(0.03)	(0.77)
Distributions(c)
From net investment income	(0.35)	(0.33)	(0.11)
Return of capital	—	(0.00)(d)	—
Total distributions	(0.35)	(0.33)	(0.11)
Net asset value, end of period	$9.39	$8.76	$9.12
Total Return(e)
Based on net asset value	11.25%	(0.53)%	(7.71)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%	0.12%	0.12%(h)
Total expenses after fees waived and/or reimbursed	0.00%(i)	0.00%(i)	— %(h)
Net investment income	3.89%	3.43%	2.53%(h)
Supplemental Data
Net assets, end of period (000)	$5,122,689	$4,225,036	$3,867,714
Portfolio turnover rate(j)	252%	341%	150%(k)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Amount is less than 0.005%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 10/31/24	Year Ended 10/31/23	Period from 05/20/22(a) to 10/31/22

Portfolio turnover rate (excluding MDRs)	132%	163%	150%

(k)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares U.S. Intermediate Credit Bond Index Fund	U.S. Intermediate Credit Bond	Diversified
iShares U.S. Intermediate Government Bond Index Fund	U.S. Intermediate Government Bond	Diversified
iShares U.S. Long Credit Bond Index Fund	U.S. Long Credit Bond	Diversified
iShares U.S. Long Government Bond Index Fund	U.S. Long Government Bond	Diversified
iShares U.S. Securitized Bond Index Fund	U.S. Securitized Bond	Diversified
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of each Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”).  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a
Notes to Financial Statements

Notes to Financial Statements  (continued)

benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Funds to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Intermediate Credit Bond
Barclays Capital, Inc.	$ 17,068,212	$ (17,068,212)	$ —	$ —
BMO Capital Markets Corp.	4,604,288	(4,604,288)	—	—
BNP Paribas SA	45,371,935	(45,371,935)	—	—
BofA Securities, Inc.	15,283,689	(15,283,689)	—	—
Citigroup Global Markets, Inc.	15,230,933	(15,230,933)	—	—
Goldman Sachs & Co. LLC	11,721,337	(11,721,337)	—	—
HSBC Securities (USA), Inc.	6,528,130	(6,528,130)	—	—
J.P. Morgan Securities LLC	61,113,297	(61,113,297)	—	—
Jefferies LLC	1,135,517	(1,135,517)	—	—
Nomura Securities International, Inc.	1,803,392	(1,803,392)	—	—
RBC Capital Markets LLC	11,918,110	(11,918,110)	—	—
Scotia Capital (USA), Inc.	4,493,567	(4,493,567)	—	—
State Street Bank & Trust Co.	8,273,274	(8,273,274)	—	—
TD Securities (USA) LLC	237,028	(237,028)	—	—
Toronto-Dominion Bank	2,593,499	(2,593,499)	—	—
UBS AG	446,177	(446,177)	—	—
UBS Securities LLC	4,816,998	(4,816,998)	—	—
Wells Fargo Bank N.A.	534,600	(534,600)	—	—
Wells Fargo Securities LLC	29,792,885	(29,792,885)	—	—
	$ 242,966,868	$ (242,966,868)	$ —	$ —
U.S. Intermediate Government Bond
BofA Securities, Inc.	$ 48,687,569	$ (48,687,569)	$ —	$ —
Citigroup Global Markets, Inc.	576,183	(576,183)	—	—
Goldman Sachs & Co. LLC	58,814,063	(58,814,063)	—	—
HSBC Securities (USA), Inc.	4,820,762	(4,820,762)	—	—
J.P. Morgan Securities LLC	73,286,714	(73,286,714)	—	—
Morgan Stanley	116,718,243	(116,718,243)	—	—
Nomura Securities International, Inc.	16,670,156	(16,670,156)	—	—
TD Securities (USA) LLC	4,822,184	(4,822,184)	—	—
Toronto-Dominion Bank	9,581,270	(9,581,270)	—	—
	$ 333,977,144	$ (333,977,144)	$ —	$ —
U.S. Long Credit Bond
Barclays Capital, Inc.	$ 17,555,591	$ (17,555,591)	$ —	$ —
BMO Capital Markets Corp.	4,383,789	(4,383,789)	—	—
BNP Paribas SA	73,611,765	(73,611,765)	—	—
BofA Securities, Inc.	4,516,424	(4,516,424)	—	—
Citigroup Global Markets, Inc.	3,070,583	(3,070,583)	—	—
Goldman Sachs & Co. LLC	8,118,037	(8,118,037)	—	—
HSBC Securities (USA), Inc.	2,895,105	(2,895,105)	—	—
J.P. Morgan Securities LLC	61,181,085	(61,181,085)	—	—
Jefferies LLC	2,285,939	(2,285,939)	—	—
Nomura Securities International, Inc.	2,131,306	(2,131,306)	—	—
RBC Capital Markets LLC	9,230,162	(9,230,162)	—	—
Scotia Capital (USA), Inc.	344,856	(344,856)	—	—
State Street Bank & Trust Co.	7,229,307	(7,229,307)	—	—
Toronto-Dominion Bank	431,152	(431,152)	—	—
UBS Securities LLC	880,002	(880,002)	—	—
Wells Fargo Bank N.A.	2,698,985	(2,698,985)	—	—
Wells Fargo Securities LLC	4,041,079	(4,041,079)	—	—
	$ 204,605,167	$ (204,605,167)	$ —	$ —
U.S. Long Government Bond
Barclays Capital, Inc.	$ 5,445,656	$ (5,445,656)	$ —	$ —
Morgan Stanley	41,159,688	(41,159,688)	—	—
RBC Capital Markets LLC	811,719	(811,719)	—	—
	$ 47,417,063	$ (47,417,063)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Manager contractually agreed to waive each Fund’s investment advisory fees through June 30, 2034. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2024, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 1,830,228
U.S. Intermediate Government Bond	2,301,558
U.S. Long Credit Bond	1,365,843
U.S. Long Government Bond	1,233,536
U.S. Securitized Bond	2,853,542
Administration:  The Trust, on behalf of each Fund, entered into an Administration Agreement with the BlackRock Advisors LLC (the "Administrator"), an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly,
Notes to Financial Statements

Notes to Financial Statements  (continued)

based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Administration Fees
U.S. Intermediate Credit Bond	0.06%
U.S. Intermediate Government Bond	0.05
U.S. Long Credit Bond	0.06
U.S. Long Government Bond	0.05
U.S. Securitized Bond	0.06
The Administrator contractually agreed to waive each Fund’s administration fees through June 30, 2034. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31, 2024, the amounts were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 1,830,228
U.S. Intermediate Government Bond	2,301,558
U.S. Long Credit Bond	1,365,843
U.S. Long Government Bond	1,233,536
U.S. Securitized Bond	2,853,542
Expense Waivers and Reimbursements:  The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by each Fund. The Administrator and the Manager have contractually agreed to reimburse each Fund or provide an offsetting credit to each Fund in an amount equal to these independent expenses as applicable, through June 30, 2034. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of each Fund. The amounts waived are included in fees waived and/or reimbursed by the Administrator/Manager in the Statements of Operations. For the year ended October 31 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator/Manager
U.S. Intermediate Credit Bond	$ 62,678
U.S. Intermediate Government Bond	73,515
U.S. Long Credit Bond	56,107
U.S. Long Government Bond	57,204
U.S. Securitized Bond	74,547
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended October 31, 2024, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
U.S. Intermediate Credit Bond	$ 219,831
U.S. Intermediate Government Bond	347,650
U.S. Long Credit Bond	221,961
U.S. Long Government Bond	147,919
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the year ended October 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Fund Name	Purchases	Sales	Purchases	Sales
U.S. Intermediate Credit Bond	$ —	$ —	$ 1,372,919,753	$ 610,944,653
U.S. Intermediate Government Bond	1,993,175,749	950,695,063	5,038,800	—
U.S. Long Credit Bond	—	—	541,109,337	283,730,922
U.S. Long Government Bond	846,812,023	284,058,288	—	—
U.S. Securitized Bond	12,447,467,106	11,857,547,871	127,807,200	55,417,131
For the year ended October 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:
Fund Name	Purchases	Sales
U.S. Securitized Bond	$ 5,665,113,502	$ 5,661,922,429
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to distributions paid in excess of taxable income were reclassified to the following accounts:
Fund Name	Paid-in Capital	Accumulated Earnings (Loss)
U.S. Long Credit Bond	$ (11,762)	$ 11,762
Notes to Financial Statements

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:
Fund Name	Year Ended 10/31/24	Year Ended 10/31/23
U.S. Intermediate Credit Bond
Ordinary income	$ 129,388,167	$ 77,358,427
U.S. Intermediate Government Bond
Ordinary income	$ 136,403,941	$ 89,518,603
U.S. Long Credit Bond
Ordinary income	$ 117,856,364	$ 106,546,280
U.S. Long Government Bond
Ordinary income	$ 96,037,633	$ 74,646,145
U.S. Securitized Bond
Ordinary income	$ 176,885,720	$ 145,884,807
Return of capital	—	1,646,980
	$ 176,885,720	$ 147,531,787
As of October 31, 2024, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Non-Expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
U.S. Intermediate Credit Bond	$ 6,244	$ (94,885,505)	$ (62,408,696)	$ (157,287,957)
U.S. Intermediate Government Bond	4,374	(105,823,939)	(191,121,932)	(296,941,497)
U.S. Long Credit Bond	—	(102,949,962)	(284,881,660)	(387,831,622)
U.S. Long Government Bond	9,412	(112,511,736)	(474,252,696)	(586,755,020)
U.S. Securitized Bond	6,912,329	(68,334,805)	(443,878,602)	(505,301,078)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of realized gains (losses) for tax purposes and amortization methods for premiums and discounts on fixed income securities.

During the year ended October 31, 2024, the Funds listed below utilized the following amounts of their respective capital loss carryforward:
Fund Name	Utilized
U.S. Securitized Bond	$ 18,781,769
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Intermediate Credit Bond	$ 3,629,934,093	$ 23,216,266	$ (85,624,962)	$ (62,408,696)
U.S. Intermediate Government Bond	5,636,909,411	9,887,566	(201,009,498)	(191,121,932)
U.S. Long Credit Bond	2,982,245,598	11,324,699	(296,206,359)	(284,881,660)
U.S. Long Government Bond	3,450,799,332	3,108,166	(477,360,862)	(474,252,696)
U.S. Securitized Bond	6,035,832,542	13,676,754	(457,555,356)	(443,878,602)
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended October 31, 2024, the Funds did not borrow under the credit agreement.

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.  Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of  their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Credit Bond
Shares sold	116,043,502	$ 1,149,188,261	72,487,287	$ 707,238,370
Shares issued in reinvestment of distributions	13,046,775	129,390,883	7,993,574	77,358,950
Shares redeemed	(47,515,004)	(474,055,469)	(10,971,490)	(105,770,212)
	81,575,273	$ 804,523,675	69,509,371	$ 678,827,108

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Intermediate Government Bond
Shares sold	161,128,773	$ 1,576,805,200	89,647,418	$ 867,928,770
Shares issued in reinvestment of distributions	13,979,191	136,405,929	9,290,586	89,518,684
Shares redeemed	(67,979,118)	(664,797,908)	(47,418,357)	(457,136,474)
	107,128,846	$ 1,048,413,221	51,519,647	$ 500,310,980

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Credit Bond
Shares sold	48,481,864	$ 447,673,310	38,136,216	$ 350,550,132
Shares issued in reinvestment of distributions	12,734,587	117,861,748	11,669,706	106,546,600
Shares redeemed	(32,785,715)	(305,913,126)	(32,636,820)	(304,078,083)
	28,430,736	$ 259,621,932	17,169,102	$ 153,018,649

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Long Government Bond
Shares sold	104,763,814	$ 844,394,639	70,820,611	$ 594,020,955
Shares issued in reinvestment of distributions	11,828,036	96,040,154	8,853,903	74,647,020
Shares redeemed	(43,821,409)	(364,347,707)	(11,242,159)	(95,265,326)
	72,770,441	$ 576,087,086	68,432,355	$ 573,402,649

2024 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

	Year Ended 10/31/24		Year Ended 10/31/23
Fund Name	Shares	Amounts	Shares	Amounts
U.S. Securitized Bond
Shares sold	84,590,471	$ 791,061,967	65,646,206	$ 617,560,584
Shares issued in reinvestment of distributions	18,885,455	176,887,577	15,816,297	147,532,018
Shares redeemed	(40,224,462)	(378,286,859)	(23,299,753)	(216,846,879)
	63,251,464	$ 589,662,685	58,162,750	$ 548,245,723
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock FundsSM and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting BlackRock FundsSM, hereafter collectively referred to as the "Funds") as of October 31, 2024, the related statements of operations for the year ended October 31, 2024, the statements of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended October 31, 2024 and for the period May 20, 2022 (commencement of operations) through October 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of October 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2024 and each of the financial highlights for each of the two years in the period ended October 31, 2024 and for the period May 20, 2022 (commencement of operations) through October 31, 2022 in conformity with accounting principles generally accepted in the United States of America.
iShares U.S. Intermediate Credit Bond Index Fund
iShares U.S. Intermediate Government Bond Index Fund
iShares U.S. Long Credit Bond Index Fund
iShares U.S. Long Government Bond Index Fund
iShares U.S. Securitized Bond Index Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.

2024 BlackRock Annual Financial Statements and Additional Information

Important Tax Information (unaudited)

The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended October 31, 2024:
Fund Name	Federal Obligation Interest
U.S. Intermediate Government Bond	$ 123,866,397
U.S. Long Government Bond	89,094,793
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2024:
Fund Name	Interest Dividends
U.S. Intermediate Credit Bond	$ 121,101,513
U.S. Intermediate Government Bond	129,733,974
U.S. Long Credit Bond	117,711,523
U.S. Long Government Bond	89,629,892
U.S. Securitized Bond	175,260,678
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2024:
Fund Name	Interest- Related Dividends
U.S. Intermediate Credit Bond	$ 94,148,980
U.S. Intermediate Government Bond	129,733,974
U.S. Long Credit Bond	101,500,884
U.S. Long Government Bond	89,629,892
U.S. Securitized Bond	175,260,678
Important Tax Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds for the Funds’ allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

2024 BlackRock Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of iShares U.S. Intermediate Credit Bond Index Fund (“Intermediate Credit Bond Index Fund”), iShares U.S. Intermediate Government Bond Index Fund (“Intermediate Government Bond Index Fund”), iShares U.S. Long Credit Bond Index Fund (“Long Credit Bond Index Fund”), iShares U.S. Long Government Bond Index Fund (“Long Government Bond Index Fund”) and iShares U.S. Securitized Bond Index Fund (“Securitized Bond Index Fund” and, together with Intermediate Credit Bond Index Fund, Intermediate Government Bond Index Fund, Long Credit Bond Index Fund and Long Government Bond Index Fund, the “Funds” and each, a “Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed.  The committees of the Board similarly met throughout the year.  The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement.  In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders.  BlackRock also furnished additional information to the Board in response to specific questions from the Board.  Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement.  The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations.  The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings.  The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board.  The Board evaluated the information available to it on a fund-by-fund basis.  The following paragraphs provide more

2024 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision.  The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund.  Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable.  The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers.  The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group.  The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund.  BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Funds.  In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services.  The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.  In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers.  Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.  In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the performance of each Fund as compared with its benchmark.  The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results.  The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, Securitized Bond Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for the one-year period reported, each of Intermediate Credit Bond Index Fund’s, Intermediate Government Bond Index Fund’s, Long Credit Bond Index Fund’s and Long Government Bond Index Fund’s net performance was above the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed each Fund’s above tolerance performance relative to its benchmark over the period.
C.  Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers.  The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.  The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers.  The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees.  The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers.  The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility.
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition.  The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund.  The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years.  The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates.  The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products.  The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.  The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.  The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms.  The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.  The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Long Government Bond Index Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that each of Intermediate Credit Bond Index Fund’s, Long Credit Bond Index Fund’s and Securitized Bond Index Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Intermediate Government Bond Index Fund’s contractual management fee rate ranked third out of four funds, and that the actual management fee rate and total expense ratio each ranked first out of four funds relative to the Fund’s Expense Peers.
The Board also noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by each Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable.  The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services.  With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent.  The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders.  In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered.  The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
LIBOR	London Interbank Offered Rate
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: December 20, 2024

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